UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23112

JANUS DETROIT STREET TRUST
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206-4805
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Cara Owen 151 Detroit Street Denver, Colorado 80206-4805	Eric S. Purple Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006

Registrant’s telephone number, including area code: 303-333-3863
Date of fiscal year end: October 31
Date of reporting period: April 30, 2025

Item 1.	Report to Shareholders.

Janus Henderson Small/Mid Cap Growth Alpha ETF

Semi-Annual Shareholder Report

April 30, 2025

ETF: JSMD - NASDAQ

This semi-annual shareholder report contains important information about the Janus Henderson Small/Mid Cap Growth Alpha ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Small/Mid Cap Growth Alpha ETF	$15	0.30%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net assets (Millions)	$446
Number of portfolio holdings	261
Portfolio turnover rate	48%

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Southern Copper Corp.	3.2
Neurocrine Biosciences, Inc.	2.6
Medpace Holdings, Inc.	2.3
Doximity, Inc.	1.8
Corcept Therapeutics, Inc.	1.8

Sector Allocation - (% of net assets)

Common Stocks	99.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Investment Companies	0.1
Warrant	0.0
Others	(1.7)

Janus Henderson Small/Mid Cap Growth Alpha ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Small/Mid Cap Growth Alpha ETF

2

125-70-71224E 04-25

Janus Henderson Small Cap Growth Alpha ETF

Semi-Annual Shareholder Report

April 30, 2025

ETF: JSML - NASDAQ

This semi-annual shareholder report contains important information about the Janus Henderson Small Cap Growth Alpha ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Small Cap Growth Alpha ETF	$14	0.30%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net assets (Millions)	$164
Number of portfolio holdings	199
Portfolio turnover rate	60%

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Corcept Therapeutics, Inc.	3.8
CorVel Corp.	3.2
Hims & Hers Health, Inc.	2.4
Mueller Water Products, Inc.	2.2
Rush Enterprises, Inc.	2.1

Sector Allocation - (% of net assets)

Common Stocks	100.0
Investments Purchased with Cash Collateral from Securities Lending	1.0
Investment Companies	0.0
Warrant	0.0
Others	(1.0)

Janus Henderson Small Cap Growth Alpha ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Small Cap Growth Alpha ETF

2

125-70-71223E 04-25

Janus Henderson Short Duration Income ETF

Semi-Annual Shareholder Report

April 30, 2025

ETF: VNLA - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson Short Duration Income ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Short Duration Income ETF	$12	0.23%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net assets (Millions)	$2,591
Number of portfolio holdingsFootnote Reference#	269
Portfolio turnover rate	25%
Weighted average maturity	2.11 Years
Effective duration	0.67 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Fund invest in?

Sector Allocation - (% of net assets)

Corporate Bonds	77.7
Asset-Backed Securities	8.1
Mortgage-Backed Securities	6.8
Commercial Paper	4.5
Foreign Government Bonds	1.9
Investment Companies	0.6
Others	0.4

Ratings† Summary – (% of Total Investments)

Aaa	6.25
AA	1.67
AA-	2.68
A+	7.69
A	4.18
A-	15.73
BBB+	17.14
BBB	22.52
BBB-	17.73
Other	4.41

†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson Short Duration Income ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Short Duration Income ETF

2

125-70-71222E 04-25

Janus Henderson Mortgage-Backed Securities ETF

Semi-Annual Shareholder Report

April 30, 2025

ETF: JMBS - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson Mortgage-Backed Securities ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Mortgage-Backed Securities ETF	$11	0.22%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net assets (Millions)	$5,436
Number of portfolio holdingsFootnote Reference#	587
Portfolio turnover rate	52%
Weighted average maturity	9.88 Years
Effective duration	6.80 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Fund invest in?

Sector Allocation - (% of net assets)

Mortgage-Backed Securities	170.9
Asset-Backed Securities	5.8
Investment Companies	1.8
Corporate Bond	0.2
Others	(78.7)

Ratings† Summary – (% of Total Investments)

AAA	2.94
Aa	111.99
A	3.35
Baa	3.30
Ba	0.21
B	0.19
Caa	0.05
Other	(22.03)

†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson Mortgage-Backed Securities ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Mortgage-Backed Securities ETF

2

125-70-71220E 04-25

Janus Henderson AAA CLO ETF

Semi-Annual Shareholder Report

April 30, 2025

ETF: JAAA - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson AAA CLO ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson AAA CLO ETF	$10	0.20%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net assets (Millions)	$19,856
Number of portfolio holdings	364
Portfolio turnover rate	53%
Weighted average maturity	4.63 Years
Effective duration	0.22 Years

What did the Fund invest in?

Sector Allocation - (% of net assets)

Collateralized Loan Obligations	98.4
Investment Companies	1.3
Others	0.3

Ratings† Summary – (% of Total Investments)

AAA	99.01
Other	0.99

†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson AAA CLO ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson AAA CLO ETF

2

125-70-71217E 04-25

Janus Henderson U.S. Real Estate ETF

Semi-Annual Shareholder Report

April 30, 2025

ETF: JRE - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson U.S. Real Estate ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson U.S. Real Estate ETF	$31	0.65%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net assets (Millions)	$25
Number of portfolio holdings	26
Portfolio turnover rate	32%

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Equinix, Inc.	9.3
Digital Realty Trust, Inc.	7.3
Welltower, Inc.	5.7
AvalonBay Communities, Inc.	5.5
Public Storage	5.4

Sector Allocation - (% of net assets)

Common Stocks	99.3
Investment Companies	0.7
Others	0.0

Janus Henderson U.S. Real Estate ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson U.S. Real Estate ETF

2

125-70-71226E 04-25

Janus Henderson Corporate Bond ETF

Semi-Annual Shareholder Report

April 30, 2025

ETF: JLQD - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson Corporate Bond ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Corporate Bond ETF	$17	0.35%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net assets (Millions)	$25
Number of portfolio holdingsFootnote Reference#	159
Portfolio turnover rate	88%
Weighted average maturity	8.37 Years
Effective duration	6.69 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Fund invest in?

Sector Allocation - (% of net assets)

Corporate Bonds	86.0
Investment Companies	30.3
Asset-Backed Securities	2.9
Foreign Government Bonds	1.5
Bank Loans	0.9
U.S. Treasury Notes/Bonds	0.8
Investments Purchased with Cash Collateral from Securities Lending	0.5
Others	(22.9)

Ratings† Summary – (% of Total Investments)

Aa	0.81
A	17.21
Baa	68.06
Ba	5.25
B	1.93
Other	6.74

†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson Corporate Bond ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Corporate Bond ETF

2

125-70-71225E 04-25

Janus Henderson U.S. Sustainable Equity ETF

Semi-Annual Shareholder Report

April 30, 2025

ETF: SSPX - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson U.S. Sustainable Equity ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson U.S. Sustainable Equity ETF	$27	0.55%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net assets (Millions)	$8
Number of portfolio holdings	43
Portfolio turnover rate	14%

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Microsoft Corp.	7.5
Progressive Corp. (The)	6.0
NVIDIA Corp.	5.6
Spotify Technology SA	4.7
Westinghouse Air Brake Technologies Corp.	4.2

Sector Allocation - (% of net assets)

Common Stocks	97.5
Investment Companies	2.5
Others	0.0

Janus Henderson U.S. Sustainable Equity ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson U.S. Sustainable Equity ETF

2

125-70-71227E 04-25

Janus Henderson B-BBB CLO ETF

Semi-Annual Shareholder Report

April 30, 2025

ETF: JBBB - Cboe BZX Exchange

This semi-annual shareholder report contains important information about the Janus Henderson B-BBB CLO ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson B-BBB CLO ETF	$23	0.46%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net assets (Millions)	$1,279
Number of portfolio holdings	204
Portfolio turnover rate	49%
Weighted average maturity	6.81 Years
Effective duration	0.22 Years

What did the Fund invest in?

Sector Allocation - (% of net assets)

Collateralized Loan Obligations	91.5
Exchange Traded Fund	5.6
Investment Companies	2.5
Others	0.4

Ratings† Summary – (% of Total Investments)

AAA	5.61
A	0.16
Baa	86.77
Ba	5.04
Other	2.42

†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson B-BBB CLO ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson B-BBB CLO ETF

2

125-70-71218E 04-25

Janus Henderson Securitized Income ETF

Semi-Annual Shareholder Report

April 30, 2025

ETF: JSI - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson Securitized Income ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Securitized Income ETF	$24	0.47%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net assets (Millions)	$720
Number of portfolio holdingsFootnote Reference#	374
Portfolio turnover rate	40%
Weighted average maturity	5.02 Years
Effective duration	3.04 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Fund invest in?

Sector Allocation - (% of net assets)

Mortgage-Backed Securities	103.4
Asset-Backed Securities	34.2
Investment Companies	3.7
Corporate Bonds	1.2
Collateralized Loan Obligations	0.7
Investments Purchased with Cash Collateral from Securities Lending	0.2
Convertible Bond	0.2
Common Stocks	0.2
Others	(43.8)

Ratings† Summary – (% of Total Investments)

AAA	9.94
Aa	47.62
A	9.50
Baa	17.23
Ba	8.90
B	2.08
Caa	0.22
Equities	0.17
Other	4.34

†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson Securitized Income ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Securitized Income ETF

2

125-70-71221E 04-25

Janus Henderson Emerging Market Debt Hard Currency ETF

Semi-Annual Shareholder Report

April 30, 2025

ETF: JEMB - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson Emerging Market Debt Hard Currency ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Emerging Market Debt Hard Currency ETF	$26	0.52%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net assets (Millions)	$203
Number of portfolio holdingsFootnote Reference#	238
Portfolio turnover rate	31%
Weighted average maturity	9.56 Years
Effective duration	6.93 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Fund invest in?

Sector Allocation - (% of net assets)

Foreign Government Bonds	84.8
Corporate Bonds	9.3
Investment Companies	4.1
Others	1.8

Ratings† Summary – (% of Total Investments)

Aa	4.95
A	8.91
Baa	13.28
Ba	30.74
B	21.32
Caa	12.69
Ca	1.38
C	0.64
Other	6.09

Top Country Allocations - (% of net investments)

Saudi Arabia	5.3
Turkey	5.1
Mexico	5.0
Oman	4.9
Dominican Republic	4.5

†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson Emerging Market Debt Hard Currency ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Emerging Market Debt Hard Currency ETF

2

125-70-71251E 04-25

Janus Henderson Mid Cap Growth Alpha ETF

Semi-Annual Shareholder Report

April 30, 2025

ETF: JMID - NASDAQ

This semi-annual shareholder report contains important information about the Janus Henderson Mid Cap Growth Alpha ETF ("Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Mid Cap Growth Alpha ETF	$15	0.30%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net assets (Millions)	$17
Number of portfolio holdings	80
Portfolio turnover rate	188%

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Palantir Technologies, Inc.	8.6
Ameriprise Financial, Inc.	2.8
AppLovin Corp.	2.5
Cheniere Energy, Inc.	2.4
Corpay, Inc.	2.3

Sector Allocation - (% of net assets)

Common Stocks	100.2
Others	(0.2)

Janus Henderson Mid Cap Growth Alpha ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Mid Cap Growth Alpha ETF

2

125-70-71262E 04-25

Janus Henderson Income ETF

Semi-Annual Shareholder Report

April 30, 2025

ETF: JIII - NYSE Arca

This semi-annual shareholder report contains important information about the Janus Henderson Income ETF ("Fund") for the period of November 12, 2024 (inception) to April 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference ^	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Income ETF	$23	0.49%
Footnote	Description
Footnote ^	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations of the full period.
Footnote*	Annualized.

Key Fund Statistics

Net assets (Millions)	$137
Number of portfolio holdingsFootnote Reference#	362
Portfolio turnover rate	58%
Weighted average maturity	7.62 Years
Effective duration	4.20 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

What did the Fund invest in?

Sector Allocation - (% of net assets)

Mortgage-Backed Securities	45.6
Corporate Bonds	36.5
Investment Companies	13.4
Asset-Backed Securities	8.6
Bank Loans	8.4
Collateralized Loan Obligations	8.0
Exchange Traded Funds	5.6
Common Stocks	0.4
Convertible Bond	0.1
Others	(26.6)

Ratings† Summary – (% of Total Investments)

AAA	8.03
Aa	22.51
A	4.42
Baa	18.43
Ba	16.23
B	25.94
Caa	4.17
Equities	0.36
Other	(0.09)

†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Janus Henderson Income ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Income ETF

2

125-70-71294E 04-25

Janus Henderson Transformational Growth ETF

Semi-Annual Shareholder Report

April 30, 2025

ETF: JXX - Cboe BZX Exchange

This semi-annual shareholder report contains important information about the Janus Henderson Transformational Growth ETF ("Fund") for the period of February 4, 2025 (inception) to April 30, 2025. You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.

What were the costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investmentFootnote Reference ^	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Janus Henderson Transformational Growth ETF	$13	0.57%
Footnote	Description
Footnote ^	Amount shown reflects the expenses of the Fund from inception date through April 30, 2025. Expenses would be higher if the Fund had been in operations of the full period.
Footnote*	Annualized.

Key Fund Statistics

Net assets (Millions)	$22
Number of portfolio holdings	24
Portfolio turnover rate	8%

What did the Fund invest in?

5 Largest equity holdings - (% of net assets)

Intercontinental Exchange, Inc.	7.9
Amazon.com, Inc.	7.1
Taiwan Semiconductor Manufacturing Co. Ltd.	6.9
Oracle Corp.	6.9
Broadcom, Inc.	6.2

Sector Allocation - (% of net assets)

Common Stocks	98.3
Investment Companies	1.0
Others	0.7

Janus Henderson Transformational Growth ETF

1

Where can I find more information?

At janushenderson.com/info, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

You can also request this information by contacting us at  1-800-668-0434.

Janus Henderson Transformational Growth ETF

2

125-70-71310E 04-25

(b) Not applicable.
Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to semiannual reports.
Item 6. Investments.
(a) Schedule of Investments is contained in the Reports to Shareholders included under Item 1 of this Form N-CSR.
(b) Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2025
Janus Henderson Small/Mid Cap Growth
Alpha ETF
Janus Detroit Street Trust

Janus Henderson Small/Mid Cap Growth Alpha ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 99.9%
Aerospace & Defense - 1.1%
Leonardo DRS, Inc. 131,232 $ 4,850,335
Automobile Components - 0.0%
XPEL, Inc.* 4,877 139,677
Banks - 2.1%
Affinity Bancshares, Inc. 1,438 26,402
Amalgamated Financial Corp. 6,937 195,346
Axos Financial, Inc.* 12,927 820,606
BancFirst Corp. 7,500 883,650
Bank First Corp. 2,267 247,511
Bank OZK 25,699 1,094,777
Byline Bancorp, Inc. 10,057 256,856
Capital Bancorp, Inc. 3,746 118,336
Coastal Financial Corp.* 3,374 277,174
Customers Bancorp, Inc.* 7,102 355,100
Esquire Financial Holdings, Inc. 1,874 155,392
Firstsun Capital Bancorp* 6,253 218,793
Five Star Bancorp 4,821 133,445
HomeTrust Bancshares, Inc. 3,953 134,955
International Bancshares Corp. 14,096 860,420
LINKBANCORP, Inc. 8,419 59,101
Metropolitan Bank Holding Corp.* 2,533 156,869
NB Bancorp, Inc.* 9,652 165,532
Northeast Bank 1,803 149,325
Northeast Community Bancorp, Inc. 3,156 71,831
Orange County Bancorp, Inc. 2,569 60,962
Pathward Financial, Inc. 5,399 428,519
Preferred Bank 3,033 242,215
Southern States Bancshares, Inc. 2,234 74,638
Third Coast Bancshares, Inc.* 3,088 92,022
UMB Financial Corp. 16,447 1,555,393
Unity Bancorp, Inc. 2,258 93,481
USCB Financial Holdings, Inc. 4,469 75,794
Westamerica Bancorp 6,032 292,130
9,296,575
Beverages - 0.7%
Celsius Holdings, Inc.* 33,846 1,183,256
Coca-Cola Consolidated, Inc. 1,106 1,499,526
Vita Coco Co., Inc. (The)* 8,204 271,142
2,953,924
Biotechnology - 6.8%
ACADIA Pharmaceuticals, Inc.* 178,923 2,612,276
Alkermes plc* 174,459 5,019,185
Catalyst Pharmaceuticals, Inc.* 130,289 3,164,720
Halozyme Therapeutics, Inc.* 132,126 8,115,179
Neurocrine Biosciences, Inc.* 106,965 11,519,061
30,430,421
Broadline Retail - 0.2%
Etsy, Inc.* 18,910 822,207
Building Products - 3.8%
AAON, Inc. 40,501 3,696,526
Advanced Drainage Systems, Inc. 38,501 4,369,479
CSW Industrials, Inc. 8,326 2,601,708
Simpson Manufacturing Co., Inc. 20,927 3,216,271

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
4 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Building Products - (continued)
Trex Co., Inc.* 53,187 $ 3,075,272
16,959,256
Capital Markets - 1.6%
Hamilton Lane, Inc. - Class A 9,814 1,516,165
Kayne Anderson BDC, Inc. 16,090 255,348
Morningstar, Inc. 9,721 2,767,763
PJT Partners, Inc. - Class A 5,269 746,670
StoneX Group, Inc.* 10,894 964,827
Victory Capital Holdings, Inc. - Class A 14,726 843,653
7,094,426
Chemicals - 0.3%
Hawkins, Inc. 11,960 1,456,489
Origin Materials, Inc.
#
,* 83,223 58,805
1,515,294
Commercial Services & Supplies - 0.9%
Tetra Tech, Inc. 133,038 4,149,455
Construction & Engineering - 4.6%
Bowman Consulting Group Ltd. - Class A* 8,689 192,201
Comfort Systems USA, Inc. 17,641 7,013,179
Dycom Industries, Inc.* 14,478 2,425,789
IES Holdings, Inc.* 9,925 1,952,049
Primoris Services Corp. 26,673 1,599,580
Sterling Infrastructure, Inc.* 15,191 2,269,991
Valmont Industries, Inc. 9,957 2,919,591
WillScot Holdings Corp. 91,115 2,288,809
20,661,189
Construction Materials - 1.3%
Eagle Materials, Inc. 19,062 4,315,446
United States Lime & Minerals, Inc. 16,359 1,529,730
5,845,176
Consumer Finance - 0.1%
Enova International, Inc.* 5,844 536,421
Consumer Staples Distribution & Retail - 1.7%
BJ's Wholesale Club Holdings, Inc.* 19,032 2,237,402
Casey's General Stores, Inc. 5,352 2,475,782
Guardian Pharmacy Services, Inc. - Class A
#
,* 1,306 32,702
PriceSmart, Inc. 4,412 447,774
Sprouts Farmers Market, Inc.* 14,201 2,428,371
7,622,031
Distributors - 0.0%
GigaCloud Technology, Inc. - Class A* 5,797 72,694
Diversified Consumer Services - 0.9%
Duolingo, Inc. - Class A* 6,698 2,608,737
Lincoln Educational Services Corp.* 5,547 93,745
Stride, Inc.* 7,697 1,094,898
3,797,380
Diversified REITs - 0.3%
Essential Properties Realty Trust, Inc. 35,809 1,151,976
Electric Utilities - 0.2%
Otter Tail Corp. 8,953 710,689
Electrical Equipment - 1.2%
Atkore, Inc. 17,066 1,090,005
NEXTracker, Inc. - Class A* 71,327 2,896,590

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Powell Industries, Inc. 5,984 $ 1,095,730
Preformed Line Products Co. 2,423 332,848
5,415,173
Electronic Equipment, Instruments & Components - 3.7%
Badger Meter, Inc. 24,069 5,314,917
ePlus, Inc.* 21,776 1,357,951
Fabrinet* 29,457 6,040,453
M-Tron Industries, Inc.* 2,371 131,519
Napco Security Technologies, Inc. 29,781 680,496
OSI Systems, Inc.* 13,746 2,814,356
16,339,692
Energy Equipment & Services - 0.4%
Aris Water Solutions, Inc. - Class A 12,042 300,568
Atlas Energy Solutions, Inc. - Class A
#
47,339 640,497
Energy Services of America Corp. 6,478 55,387
Tidewater, Inc.* 20,023 724,632
1,721,084
Entertainment - 0.7%
TKO Group Holdings, Inc. - Class A 19,475 3,172,672
Vivid Seats, Inc. - Class A* 31,297 87,945
3,260,617
Financial Services - 1.0%
HA Sustainable Infrastructure Capital, Inc. 27,028 675,159
International Money Express, Inc.* 6,919 85,934
Merchants Bancorp 10,356 311,509
NMI Holdings, Inc. - Class A* 17,765 642,560
Paymentus Holdings, Inc. - Class A* 5,551 180,186
Payoneer Global, Inc.* 81,478 572,790
Sezzle, Inc.
#
,* 7,674 398,664
Shift4 Payments, Inc. - Class A
#
,* 15,346 1,255,303
Velocity Financial, Inc.* 7,483 133,721
4,255,826
Food Products - 0.6%
Darling Ingredients, Inc.* 22,881 736,539
Lamb Weston Holdings, Inc. 20,551 1,085,298
Mama's Creations, Inc.
#
,* 5,361 35,383
Simply Good Foods Co. (The)* 14,540 525,040
Vital Farms, Inc.* 6,370 218,109
2,600,369
Ground Transportation - 0.7%
Saia, Inc.* 13,215 3,224,460
Health Care Equipment & Supplies - 2.7%
Electromed, Inc.* 9,173 211,254
Lantheus Holdings, Inc.* 73,471 7,665,964
LeMaitre Vascular, Inc. 24,115 2,188,195
Semler Scientific, Inc.* 9,941 321,393
UFP Technologies, Inc.* 8,234 1,717,118
12,103,924
Health Care Providers & Services - 7.5%
Addus HomeCare Corp.* 19,501 2,038,829
CorVel Corp.* 55,095 5,992,132
Cross Country Healthcare, Inc.* 35,182 476,716
Ensign Group, Inc. (The) 61,643 7,951,331

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
6 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Hims & Hers Health, Inc.
#
,* 229,358 $ 7,591,750
Option Care Health, Inc.* 177,358 5,730,437
PACS Group, Inc.* 166,464 1,603,048
Progyny, Inc.* 91,345 2,086,320
33,470,563
Health Care REITs - 0.2%
American Healthcare REIT, Inc. 29,196 942,447
Health Care Technology - 1.8%
Doximity, Inc. - Class A* 143,230 8,146,922
Hotels, Restaurants & Leisure - 1.2%
Cava Group, Inc.* 20,422 1,887,606
Target Hospitality Corp.* 17,427 118,504
Texas Roadhouse, Inc. - Class A 11,794 1,957,332
Wingstop, Inc. 5,071 1,338,186
5,301,628
Household Durables - 1.4%
Dream Finders Homes, Inc. - Class A
#
,* 6,288 142,486
Green Brick Partners, Inc.* 7,850 463,072
Installed Building Products, Inc. 4,905 813,396
Lovesac Co. (The)* 2,713 52,768
M/I Homes, Inc.* 4,796 511,637
Meritage Homes Corp. 12,723 866,945
SharkNinja, Inc.* 24,800 1,996,400
Smith Douglas Homes Corp. - Class A
#
,* 1,546 30,070
TopBuild Corp.* 5,166 1,527,896
6,404,670
Household Products - 0.0%
Oil-Dri Corp. of America 1,483 62,419
Independent Power and Renewable Electricity Producers - 0.5%
Talen Energy Corp.* 9,834 2,115,097
Industrial REITs - 0.7%
Innovative Industrial Properties, Inc. 5,412 293,926
Plymouth Industrial REIT, Inc. 8,645 128,551
Rexford Industrial Realty, Inc. 43,499 1,439,817
Terreno Realty Corp. 19,032 1,072,072
2,934,366
Insurance - 5.1%
Assurant, Inc. 11,511 2,218,630
Axis Capital Holdings Ltd. 18,299 1,762,560
Bowhead Specialty Holdings, Inc.* 7,394 297,165
Erie Indemnity Co. - Class A 10,471 3,755,110
F&G Annuities & Life, Inc. 28,665 997,829
Goosehead Insurance, Inc. - Class A 5,516 536,210
Hagerty, Inc. - Class A* 20,358 179,354
Hamilton Insurance Group Ltd. - Class B* 14,625 270,562
HCI Group, Inc. 2,380 348,194
Health In Tech, Inc. - Class A* 9,094 5,520
Kingsway Financial Services, Inc.* 6,196 53,595
Kinsale Capital Group, Inc. 5,267 2,292,514
Mercury General Corp. 12,548 695,410
Palomar Holdings, Inc.* 6,034 875,051
Primerica, Inc. 7,555 1,979,939
RenaissanceRe Holdings Ltd. 11,154 2,698,487

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Insurance - (continued)
RLI Corp. 20,792 $ 1,538,816
Ryan Specialty Holdings, Inc. - Class A 28,472 1,865,201
Skyward Specialty Insurance Group, Inc.* 9,074 481,739
TWFG, Inc. - Class A* 3,344 105,938
22,957,824
Interactive Media & Services - 0.4%
Match Group, Inc. 59,828 1,774,499
IT Services - 3.1%
DigitalOcean Holdings, Inc.* 75,357 2,328,531
EPAM Systems, Inc.* 46,432 7,285,645
Globant SA* 35,436 4,166,211
13,780,387
Leisure Products - 0.3%
Acushnet Holdings Corp. 10,585 700,939
YETI Holdings, Inc.* 14,544 415,231
1,116,170
Life Sciences Tools & Services - 2.3%
Medpace Holdings, Inc.* 32,694 10,082,503
Machinery - 5.1%
Atmus Filtration Technologies, Inc. 41,119 1,425,596
Federal Signal Corp. 30,318 2,468,795
Franklin Electric Co., Inc. 22,692 1,927,912
Kadant, Inc. 5,841 1,723,095
Lincoln Electric Holdings, Inc. 27,846 4,906,465
Mueller Industries, Inc. 56,225 4,135,911
Toro Co. (The) 49,957 3,411,064
Watts Water Technologies, Inc. - Class A 13,588 2,822,907
22,821,745
Marine Transportation - 0.1%
Global Ship Lease, Inc. - Class A 17,490 376,385
Media - 0.6%
Ibotta, Inc. - Class A* 6,655 324,764
Integral Ad Science Holding Corp.* 38,817 274,436
New York Times Co. (The) - Class A 38,985 2,029,559
2,628,759
Metals & Mining - 4.9%
Friedman Industries, Inc. 3,958 68,117
Royal Gold, Inc. 37,613 6,872,271
Southern Copper Corp. 158,170 14,159,379
Worthington Steel, Inc. 29,011 744,422
21,844,189
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Chicago Atlantic Real Estate Finance, Inc. 4,433 64,146
Ready Capital Corp. 38,163 169,825
Sachem Capital Corp. 10,703 11,024
244,995
Office REITs - 0.0%
Postal Realty Trust, Inc. - Class A 4,462 59,077
Oil, Gas & Consumable Fuels - 0.9%
Centrus Energy Corp. - Class A
#
,* 6,234 431,954
Dorian LPG Ltd. 16,631 356,236
Granite Ridge Resources, Inc. 50,806 244,377
International Seaways, Inc. 19,127 649,553

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
8 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Matador Resources Co. 48,711 $ 1,926,033
New Fortress Energy, Inc. 106,048 575,840
4,183,993
Personal Care Products - 0.5%
BellRing Brands, Inc.* 18,482 1,425,701
elf Beauty, Inc.* 8,115 502,075
Interparfums, Inc. 4,614 503,849
2,431,625
Pharmaceuticals - 2.7%
Amphastar Pharmaceuticals, Inc.* 51,575 1,258,946
Collegium Pharmaceutical, Inc.* 33,770 911,621
Contineum Therapeutics, Inc. - Class A* 20,383 83,774
Corcept Therapeutics, Inc.* 113,186 8,135,810
Harmony Biosciences Holdings, Inc.* 61,512 1,812,759
Scilex Holding Co.* 7,425 35,194
12,238,104
Professional Services - 5.4%
CACI International, Inc. - Class A* 11,127 5,094,719
CRA International, Inc. 3,368 546,290
ExlService Holdings, Inc.* 80,558 3,905,452
Paycom Software, Inc. 28,424 6,434,909
Paylocity Holding Corp.* 27,736 5,328,086
UL Solutions, Inc. - Class A 30,787 1,760,709
Upwork, Inc.* 67,210 883,811
23,953,976
Real Estate Management & Development - 0.3%
Landbridge Co. LLC - Class A
#
14,592 1,057,190
St Joe Co. (The) 11,117 470,472
1,527,662
Semiconductors & Semiconductor Equipment - 1.4%
ACM Research, Inc. - Class A* 47,148 917,972
Aehr Test Systems
#
,* 24,278 207,091
Allegro MicroSystems, Inc.* 150,714 2,874,116
Axcelis Technologies, Inc.* 26,602 1,302,966
Photronics, Inc.* 52,022 950,442
6,252,587
Software - 9.6%
Appfolio, Inc. - Class A* 19,029 3,929,869
BlackLine, Inc.* 51,409 2,428,047
Box, Inc. - Class A* 117,630 3,672,409
Clear Secure, Inc. - Class A 78,658 1,941,279
Commvault Systems, Inc.* 36,011 6,018,518
Daily Journal Corp.* 1,121 424,836
DoubleVerify Holdings, Inc.* 135,869 1,801,623
Dropbox, Inc. - Class A* 184,033 5,254,142
EverCommerce, Inc.* 150,167 1,465,630
InterDigital, Inc. 21,032 4,227,432
N-able, Inc.* 152,019 1,073,254
Progress Software Corp. 35,504 2,128,820
Qualys, Inc.* 29,863 3,754,078
Red Violet, Inc. 11,397 445,167
SPS Commerce, Inc.* 30,923 4,437,760
43,002,864

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - 2.2%
Arhaus, Inc. - Class A* 9,416 $ 74,010
Asbury Automotive Group, Inc.* 3,463 755,419
Boot Barn Holdings, Inc.* 5,403 563,749
Dick's Sporting Goods, Inc. 10,237 1,921,894
EVgo, Inc. - Class A* 22,952 63,348
Five Below, Inc.* 9,722 737,803
Group 1 Automotive, Inc. 2,339 944,091
Lithia Motors, Inc. - Class A 4,645 1,359,870
Murphy USA, Inc. 3,543 1,766,433
Penske Automotive Group, Inc. 11,799 1,836,750
10,023,367
Technology Hardware, Storage & Peripherals - 0.2%
CompoSecure, Inc. - Class A 81,633 897,147
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.* 9,897 954,269
Figs, Inc. - Class A* 27,189 109,571
1,063,840
Trading Companies & Distributors - 3.4%
Alta Equipment Group, Inc.
#
16,442 69,878
Applied Industrial Technologies, Inc. 19,052 4,634,971
Core & Main, Inc. - Class A* 94,406 4,973,308
GMS, Inc.* 19,268 1,411,574
Hudson Technologies, Inc.* 22,379 149,715
Karat Packaging, Inc. 9,926 261,848
McGrath RentCorp 12,181 1,299,347
Rush Enterprises, Inc. - Class A 39,143 1,995,902
Titan Machinery, Inc.* 11,451 189,972
Transcat, Inc.* 4,618 366,346
15,352,861
Water Utilities - 0.2%
American States Water Co. 8,167 662,425
Pure Cycle Corp.* 5,121 50,698
713,123
Total Common Stocks (cost 433,325,460) 446,236,065
Warrants - 0.0%
Electrical Equipment - 0.0%
M-Tron Industries, Inc., expires 3/11/28 * (cost $0) 2,107 3687
Investment Companies - 0.1%
Money Market Funds - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 4.3351%
£,∞
(cost $318,524) 318,460 318,524
Investments Purchased with Cash Collateral from Securities Lending - 1.7%
Investment Companies - 1.7%
Janus Henderson Cash Collateral Fund LLC, 4.2679%
£,∞
7,392,807 7,392,807
Time Deposits - 0.0%
Royal Bank of Canada, 4.3100%, 5/1/25 $ 143,918 143,918
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $7,536,725) 7,536,725
Total Investments (total cost $ 441,180,709 ) - 101.7% 454,095,001
Liabilities, net of Cash, Receivables and Other Assets - (1.7%) (7,628,531)
Net Assets - 100.0% $446,466,470

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
10 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 433,761,158 95.6%
Thailand 6,040,453 1.3
Ireland 5,019,185 1.1
Bermuda 4,731,609 1.0
Luxembourg 4,166,211 0.9
United Kingdom 376,385 0.1
Total $ 454,095,001 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/25
............. Shares
Held at
4/30/25
Dividend
Income
Investment Company - 0.1%
Money Market Funds - 0.1%
Janus Henderson Cash
Liquidity Fund LLC,
4.3351%
∞
$ 118,891 $ 3,713,690 $ (3,514,057) $ – $ – $ 318,524 318,460 $ 3,379
Investments Purchased
with Cash Collateral from
Securities Lending - 1.7%
Investment Companies - 1.7%
Janus Henderson Cash
Collateral Fund LLC,
4.2679%
∞
1,965,177 32,261,038 (26,833,408) – – 7,392,807 7,392,807 1,725
Δ
Total Affiliated Investments
- 1.7% $2,084,068 $35,974,728 $(30,347,465) $– $– $7,711,331 $5,104
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 7,377,612 $ — $ (7,377,612) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
Janus Detroit Street Trust 11
LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at April 30, 2025.
∞ Rate shown is the 7-day yield as of April 30, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 446,236,065 $ — $ — $ 446,236,065
Warrant 3,687 — — 3,687
Investment Companies — 318,524 — 318,524
Investments Purchased with Cash
Collateral from Securities Lending — 7,536,725 — 7,536,725
Total Assets $ 446,239,752 $ 7,855,249 $ — $ 454,095,001

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2025
12 April 30, 2025
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $433,469,378)
(1)
$ 446,383,670
Affiliated investments, at value (cost $7,711,331) 7,711,331
Receivables:
Dividends 12,928
Interest 618
Affiliated securities lending income, net 1,071
Total Assets 454,109,618
Liabilities:
Collateral on securities loaned (Note 2) 7,536,725
Due to custodian 2,494
Payables:
Management fees 103,929
Total Liabilities 7,643,148
Commitments and contingent liabilities
Net Assets $ 446,466,470
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 441,434,624
Total distributable earnings (loss) 5,031,846
Total Net Assets $ 446,466,470
Net Assets $ 446,466,470
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 6,452,000
Net Asset Value Per Share $ 69 .20
(1) Includes $7,377,612 of securities on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2025
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Investment Income:
Dividends $ 1,274,002
Unaffiliated securities lending income, net 11,109
Dividends from affiliates 3,379
Affiliated securities lending income, net     1,725
Total Investment Income 1,290,215
Expenses:
Management Fees 641,190
Total Expenses 641,190
Net Investment Income/(Loss) 649,025
Net Realized Gain/(Loss) on Investments:
Investments $ 22,167,764
Total Net Realized Gain/(Loss) on Investments $ 22,167,764
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (39,527,846)
Total Change in Unrealized Net Appreciation/Depreciation $ (39,527,846)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (16,711,057)

Janus Henderson Small/Mid Cap Growth Alpha ETF
Statements of Changes in Net Assets
14 April 30, 2025
See Notes to Financial Statements.
Period Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Operations:
Net investment income/(loss) $ 649,025 $ 1,337,661
Net realized gain/(loss) on investments 22,167,764 20,417,438
Change in unrealized net appreciation/depreciation (39,527,846) 62,009,458
Net Increase/(Decrease) in Net Assets Resulting from Operations (16,711,057) 83,764,557
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (2,596,958) (1,323,273)
Net Decrease from Dividends and Distributions to Shareholders (2,596,958) (1,323,273)
Capital Share Transactions 82,476,697 55,022,363
Net Increase/(Decrease) in Net Assets 63,168,682 137,463,647
Net Assets: — —
Beginning of Period   383,297,788 245,834,141
End of Period $ 446,466,470 $ 383,297,788

Janus Henderson Small/Mid Cap Growth Alpha ETF
Financial Highlights
Janus Detroit Street Trust 15
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2025 (unaudited) and each year or period ended
October 31 2025 2024 2023 2022 2021 2020
Net Asset Value, Beginning of Period $71.95 $54.91 $52.92 $67.73 $52.35 $44.11
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.11 0.26 0.30 0.21 0.21 0.11
Net realized and unrealized gain/(loss) (2.39) 17.04 1.97
(2)
(14.83) 15.38 8.26
Total from Investment Operations (2.28) 17.30 2.27
(2)
(14.62) 15.59 8.37
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.47) (0.26) (0.28) (0.19) (0.21) (0.13)
Total Dividends and Distributions (0.47) (0.26) (0.28) (0.19) (0.21) (0.13)
Net Asset Value, End of Period $69.20 $71.95 $54.91 $52.92 $67.73 $52.35
Total Return
*
(3.22)% 31.54% 4.27% (21.60)% 29.81% 19.01%
Net assets, End of Period (in thousands) $446,466 $383,298 $245,834 $172,098 $201,635 $115,268
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.30% 0.30% 0.30% 0.30% 0.30% 0.32%
Ratio of Net Investment Income/(Loss) 0.30% 0.39% 0.51% 0.36% 0.33% 0.23%
Portfolio Turnover Rate
(3)
48% 102% 91% 89% 102% 83%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2025
1. Organization and Significant Accounting Policies
Janus Henderson Small/Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit
Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fourteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small/Mid Cap Growth Alpha Index (the “Underlying Index”). The Fund is
classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the
“Adviser”) to the Fund.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The Nasdaq Stock Market LLC (“Nasdaq”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the
Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2025
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2025
replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $7,377,612 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2025 is $7,536,725, resulting in the net amount due to the counterparty of $159,113.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
For the period ended April 30, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was 0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of April 30, 2025, the Adviser owned 2,000 shares or 0.03% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2025
to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2025, the Fund engaged in cross trades amounting to $7,838,861 in purchases and $9,136,907 in sales, resulting in a net realized gain of $1,541,990. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of
Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2025 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(24,086,298) $(3,295,151) $(27,381,449)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$441,180,709 $51,128,544 $(38,214,252) $12,914,292
Period Ended April 30, 2025 Year Ended October 31, 2024
Shares Amount Shares Amount
Shares sold 2,300,000 $ 173,432,325 1,300,000 $ 85,134,310
Shares repurchased (1,175,000) (90,955,628) (450,000) (30,111,947)
Net Increase/(Decrease) 1,125,000 $ 82,476,697 850,000 $ 55,022,363

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
For the period ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2025, the Fund had net realized gain of $45,278,520 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
As of May 12, 2025, the Fund repositioned to shift its focus from utilizing a passive strategy that seeks investment results that correspond generally, before fees and expenses, to the performance of the Fund’s underlying index to an active, systematic strategy designed to select equity securities of small/mid cap growth companies using a proprietary quantitative methodology.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$205,959,671 $208,262,564 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$173,249,004 $90,350,759 $— $—

Janus Henderson Small/Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
24 April 30, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 16-17, 2025 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson Corporate Bond ETF (“JLQD”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”), Janus
Henderson Securitized Income ETF (“JSI”), Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson
Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson
U.S. Real Estate ETF (“JRE”), and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”) (each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the
Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the
Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 10, 2025 via videoconference to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates

Janus Henderson Small/Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 25
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources, and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2024. The reporting is described in detail below:

Janus Henderson Small/Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
26 April 30, 2025
The total expense ratio and the contractual management fee for JAAA were each reported in the 3rd quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JLQD were each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JMBS were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSI were each reported in the 4th quintile.
The total expense ratio and the contractual management fee for VNLA were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JSMD were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JRE were reported in the 4th and 3rd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX were each reported in the 2nd quintile.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.20%, 0.22% and 0.23%, respectively, until at least February
28, 2026. The Board also considered that the Adviser had voluntarily agreed to cap the expenses of JLQD to the extent that the Fund’s total expense ratio exceeded 0.20% until at least May 1, 2026. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated
ETFs in which a Fund invests (if any), for until at least February 28, 2026.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.

Janus Henderson Small/Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 27
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2024 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st quintile of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, three- and four-year periods;
JBBB was reported to be in the 1stquintile of its performance universe for its one- and two-year periods, respectively;
JLQD was reported to be in the 2nd, 3rd, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively.
JMBS was reported to be in the 1st quintile of its performance universe for its one-, two-, three-, four-, and five-year periods;
JSI was reported to be in the 2nd, 1st, and 1st quintiles of its performance universe for its three month, one year, and since inception periods, respectively.
VNLA was reported to be in the 2nd, 2nd, 2nd, 2nd, and 1st quintiles of its performance universe for each of its one-
, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 1st, 1st, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 3rd, 2nd, 1st, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JRE was reported to be in the 2nd, 4th, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively; and
SSPX was reported to be in the 5th quintile of its performance universe for its one-, two-, and three- year periods.
With respect to JSML and JSMD, the Board noted that these Funds had operated as index-based during the periods described above and, as a result, had been passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e., “tracking error”) and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

125-24-93062 04-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2025
Janus Henderson Small Cap Growth Alpha
ETF
Janus Detroit Street Trust

Janus Henderson Small Cap Growth Alpha ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - 100.0%
Automobile Components - 0.6%
Dorman Products, Inc.* 6,960 $ 788,568
XPEL, Inc.* 6,285 180,002
968,570
Banks - 4.3%
Affinity Bancshares, Inc. 1,139 20,912
Amalgamated Financial Corp. 5,590 157,414
Axos Financial, Inc.* 10,471 664,699
BancFirst Corp. 6,051 712,929
Bank First Corp. 1,807 197,288
Bank7 Corp. 1,728 62,899
Byline Bancorp, Inc. 8,104 206,976
Capital Bancorp, Inc. 3,042 96,097
ChoiceOne Financial Services, Inc. 1,620 46,057
Coastal Financial Corp.* 2,713 222,873
Customers Bancorp, Inc.* 5,725 286,250
Equity Bancshares, Inc. - Class A 3,135 120,666
Esquire Financial Holdings, Inc. 1,506 124,877
First Bank 4,563 65,616
Firstsun Capital Bancorp* 5,045 176,525
HomeTrust Bancshares, Inc. 3,201 109,282
International Bancshares Corp. 11,380 694,635
LINKBANCORP, Inc. 6,797 47,715
Live Oak Bancshares, Inc. 8,251 215,681
Metropolitan Bank Holding Corp.* 2,021 125,161
NB Bancorp, Inc.* 7,786 133,530
Nicolet Bankshares, Inc. 2,805 327,652
Northeast Bank 1,469 121,663
Northeast Community Bancorp, Inc. 2,566 58,402
Northrim Bancorp, Inc. 1,009 81,013
Old Second Bancorp, Inc. 8,248 130,236
Pathward Financial, Inc. 4,385 348,037
Ponce Financial Group, Inc.* 4,367 56,203
Preferred Bank 2,457 196,216
ServisFirst Bancshares, Inc. 9,995 711,844
Southern States Bancshares, Inc. 1,821 60,840
Third Coast Bancshares, Inc.* 2,477 73,815
Unity Bancorp, Inc. 1,798 74,437
USCB Financial Holdings, Inc. 3,610 61,226
Westamerica Bancorp 4,887 236,677
7,026,343
Beverages - 0.2%
Vita Coco Co., Inc. (The)* 11,986 396,137
Biotechnology - 3.6%
ACADIA Pharmaceuticals, Inc.* 182,594 2,665,872
Catalyst Pharmaceuticals, Inc.* 132,969 3,229,817
5,895,689
Capital Markets - 1.4%
Kayne Anderson BDC, Inc. 12,959 205,659
PJT Partners, Inc. - Class A 4,240 600,851
StoneX Group, Inc.* 8,811 780,346
Victory Capital Holdings, Inc. - Class A 11,878 680,491
2,267,347

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
4 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Chemicals - 1.7%
Hawkins, Inc. 21,617 $ 2,632,518
Origin Materials, Inc.* 150,935 106,651
2,739,169
Construction & Engineering - 4.0%
Bowman Consulting Group Ltd. - Class A* 15,276 337,905
IES Holdings, Inc.* 17,419 3,425,969
Primoris Services Corp. 46,819 2,807,735
6,571,609
Construction Materials - 1.7%
United States Lime & Minerals, Inc. 29,564 2,764,530
Consumer Finance - 0.4%
Atlanticus Holdings Corp.* 2,713 148,727
Enova International, Inc.* 4,702 431,596
580,323
Consumer Staples Distribution & Retail - 0.4%
Guardian Pharmacy Services, Inc. - Class A
#
,* 1,947 48,753
PriceSmart, Inc. 6,457 655,321
704,074
Containers & Packaging - 0.2%
Myers Industries, Inc. 38,520 404,460
Distributors - 0.1%
GigaCloud Technology, Inc. - Class A* 7,461 93,561
Diversified Consumer Services - 0.9%
Lincoln Educational Services Corp.* 7,144 120,733
Stride, Inc.* 9,899 1,408,133
1,528,866
Electrical Equipment - 2.7%
Atkore, Inc. 29,982 1,914,950
Powell Industries, Inc.
#
10,519 1,926,134
Preformed Line Products Co. 4,247 583,411
4,424,495
Electronic Equipment, Instruments & Components - 2.3%
ePlus, Inc.* 16,457 1,026,259
M-Tron Industries, Inc.* 1,811 100,456
Napco Security Technologies, Inc. 22,492 513,942
OSI Systems, Inc.* 10,391 2,127,453
3,768,110
Energy Equipment & Services - 0.9%
Aris Water Solutions, Inc. - Class A 9,810 244,858
Atlas Energy Solutions, Inc. - Class A
#
38,623 522,569
Energy Services of America Corp. 5,295 45,272
Tidewater, Inc.* 16,306 590,114
1,402,813
Entertainment - 0.2%
Vivid Seats, Inc. - Class A* 123,762 347,771
Financial Services - 1.5%
HA Sustainable Infrastructure Capital, Inc. 21,839 545,538
International Money Express, Inc.* 5,578 69,279
Merchants Bancorp 8,355 251,318
NMI Holdings, Inc. - Class A* 14,341 518,714
Paymentus Holdings, Inc. - Class A* 4,458 144,707
Payoneer Global, Inc.* 65,851 462,933
Sezzle, Inc.* 6,304 327,493

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Financial Services - (continued)
Velocity Financial, Inc.* 6,037 $ 107,881
2,427,863
Food Products - 2.6%
Lifeway Foods, Inc.* 3,111 73,668
Mama's Creations, Inc.* 7,886 52,048
Pilgrim's Pride Corp. 56,221 3,068,542
Simply Good Foods Co. (The)* 21,227 766,507
Vital Farms, Inc.* 9,300 318,432
4,279,197
Health Care Equipment & Supplies - 4.8%
Electromed, Inc.* 9,343 215,169
LeMaitre Vascular, Inc. 24,594 2,231,659
Semler Scientific, Inc.* 10,126 327,374
TransMedics Group, Inc.* 36,863 3,391,765
UFP Technologies, Inc.* 8,400 1,751,736
7,917,703
Health Care Providers & Services - 9.5%
Addus HomeCare Corp.* 19,888 2,079,290
CorVel Corp.* 47,643 5,181,653
Cross Country Healthcare, Inc.* 35,905 486,513
DocGo, Inc.* 111,601 248,870
Hims & Hers Health, Inc.* 116,513 3,856,580
PACS Group, Inc.* 169,882 1,635,964
Progyny, Inc.* 93,214 2,129,008
15,617,878
Hotels, Restaurants & Leisure - 0.3%
Monarch Casino & Resort, Inc. 4,193 327,850
Target Hospitality Corp.* 22,476 152,837
480,687
Household Durables - 1.7%
Cavco Industries, Inc.* 1,824 900,782
Century Communities, Inc. 7,034 383,634
Dream Finders Homes, Inc. - Class A
#
,* 8,097 183,478
Green Brick Partners, Inc.* 10,109 596,330
Lovesac Co. (The)* 3,487 67,822
M/I Homes, Inc.* 6,164 657,576
Smith Douglas Homes Corp. - Class A
#
,* 2,015 39,192
2,828,814
Household Products - 0.1%
Oil-Dri Corp. of America 2,143 90,199
Industrial REITs - 0.2%
Innovative Industrial Properties, Inc. 4,707 255,637
Plymouth Industrial REIT, Inc. 7,495 111,451
367,088
Insurance - 2.2%
Bowhead Specialty Holdings, Inc.* 5,973 240,055
F&G Annuities & Life, Inc. 23,151 805,886
Goosehead Insurance, Inc. - Class A 4,482 435,695
Hagerty, Inc. - Class A* 16,451 144,933
Hamilton Insurance Group Ltd. - Class B* 11,811 218,504
HCI Group, Inc. 1,950 285,285
Health In Tech, Inc. - Class A* 7,428 4,509
Kingsway Financial Services, Inc.* 4,996 43,216

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
6 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Insurance - (continued)
Palomar Holdings, Inc.* 4,889 $ 709,003
Skyward Specialty Insurance Group, Inc.* 7,354 390,424
Tiptree, Inc. - Class A 6,788 151,440
TWFG, Inc. - Class A* 2,677 84,807
3,513,757
Interactive Media & Services - 1.6%
Shutterstock, Inc. 32,852 524,318
Yelp, Inc. - Class A* 61,221 2,147,633
2,671,951
IT Services - 1.1%
DigitalOcean Holdings, Inc.* 56,955 1,759,909
Leisure Products - 0.9%
Acushnet Holdings Corp. 13,664 904,830
YETI Holdings, Inc.* 18,736 534,913
1,439,743
Machinery - 9.4%
Alamo Group, Inc. 10,516 1,755,962
Atmus Filtration Technologies, Inc. 72,219 2,503,833
Energy Recovery, Inc.* 47,887 739,854
Franklin Electric Co., Inc. 39,859 3,386,420
Kadant, Inc. 10,241 3,021,095
Miller Industries, Inc. 9,986 407,529
Mueller Water Products, Inc. - Class A 136,487 3,581,419
15,396,112
Marine Transportation - 0.4%
Global Ship Lease, Inc. - Class A 30,713 660,944
Media - 1.4%
Ibotta, Inc. - Class A
#
,* 26,277 1,282,318
Integral Ad Science Holding Corp.* 153,165 1,082,876
2,365,194
Metals & Mining - 0.9%
Friedman Industries, Inc. 7,200 123,912
Worthington Steel, Inc. 52,489 1,346,868
1,470,780
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Advanced Flower Capital, Inc. 3,995 22,013
Chicago Atlantic Real Estate Finance, Inc. 3,603 52,135
Dynex Capital, Inc. 14,502 178,810
Ready Capital Corp. 30,783 136,984
Sachem Capital Corp. 8,474 8,728
398,670
Office REITs - 0.0%
Postal Realty Trust, Inc. - Class A 3,897 51,596
Oil, Gas & Consumable Fuels - 0.8%
Ardmore Shipping Corp. 12,815 122,255
Dorian LPG Ltd. 13,559 290,434
Granite Ridge Resources, Inc. 41,446 199,355
Hallador Energy Co.* 13,513 190,060
International Seaways, Inc. 15,609 530,082
1,332,186
Personal Care Products - 0.5%
FitLife Brands, Inc.* 1,892 28,569

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Personal Care Products - (continued)
Interparfums, Inc. 6,723 $ 734,152
762,721
Pharmaceuticals - 6.4%
Amphastar Pharmaceuticals, Inc.* 52,629 1,284,674
Collegium Pharmaceutical, Inc.* 34,446 929,870
Contineum Therapeutics, Inc. - Class A* 20,798 85,480
Corcept Therapeutics, Inc.* 86,751 6,235,662
Harmony Biosciences Holdings, Inc.* 62,758 1,849,478
Scilex Holding Co.* 7,591 35,981
10,421,145
Professional Services - 7.3%
Concentrix Corp. 56,061 2,862,475
CRA International, Inc. 5,893 955,845
Franklin Covey Co.* 11,493 233,423
Huron Consulting Group, Inc.* 15,423 2,078,866
Innodata, Inc.* 27,258 1,030,897
RCM Technologies, Inc.* 6,600 115,104
UL Solutions, Inc. - Class A 54,070 3,092,263
Upwork, Inc.* 118,074 1,552,673
11,921,546
Real Estate Management & Development - 0.9%
Forestar Group, Inc.* 8,369 161,187
Landbridge Co. LLC - Class A
#
12,682 918,811
St Joe Co. (The) 9,665 409,023
1,489,021
Semiconductors & Semiconductor Equipment - 2.9%
ACM Research, Inc. - Class A* 35,644 693,989
Aehr Test Systems
#
,* 18,368 156,679
Allegro MicroSystems, Inc.* 113,908 2,172,225
Axcelis Technologies, Inc.* 20,097 984,351
Photronics, Inc.* 39,291 717,847
4,725,091
Software - 7.4%
BlackLine, Inc.* 38,877 1,836,161
Clear Secure, Inc. - Class A 59,425 1,466,609
Daily Journal Corp.* 836 316,827
DoubleVerify Holdings, Inc.* 102,675 1,361,470
EverCommerce, Inc.* 113,516 1,107,916
InterDigital, Inc. 15,873 3,190,473
N-able, Inc.* 114,901 811,201
Progress Software Corp. 26,808 1,607,408
Red Violet, Inc. 8,616 336,541
12,034,606
Specialty Retail - 2.7%
Academy Sports & Outdoors, Inc. 15,791 595,005
Arhaus, Inc. - Class A* 12,154 95,530
EVgo, Inc. - Class A* 29,675 81,903
Group 1 Automotive, Inc. 3,014 1,216,541
Penske Automotive Group, Inc. 15,193 2,365,094
4,354,073
Technology Hardware, Storage & Peripherals - 0.4%
CompoSecure, Inc. - Class A 61,706 678,149

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
8 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - 0.1%
Figs, Inc. - Class A
#
,* 35,052 $ 141,260
Trading Companies & Distributors - 6.2%
Alta Equipment Group, Inc.
#
28,944 123,012
GMS, Inc.* 33,821 2,477,727
Hudson Technologies, Inc.* 39,367 263,365
Karat Packaging, Inc. 17,434 459,909
McGrath RentCorp 21,423 2,285,191
Rush Enterprises, Inc. - Class A 68,747 3,505,410
Titan Machinery, Inc.* 20,153 334,338
Transcat, Inc.* 8,130 644,953
10,093,905
Total Common Stocks (cost 169,693,931) 163,575,655
Warrants - 0.0%
Electrical Equipment - 0.0%
M-Tron Industries, Inc., expires 3/11/28 * (cost $0) 4,815 8426
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 4.3351%
£,∞
(cost $58,579) 58,567 58,579
Investments Purchased with Cash Collateral from Securities Lending - 1.0%
Investment Companies - 0.8%
Janus Henderson Cash Collateral Fund LLC, 4.2679%
£,∞
1,323,859 1,323,859
Time Deposits - 0.2%
Royal Bank of Canada, 4.3100%, 5/1/25 $ 330,965 330,965
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $1,654,824) 1,654,824
Total Investments (total cost $ 171,407,334 ) - 101.0% 165,297,484
Liabilities, net of Cash, Receivables and Other Assets - (1.0%) (1,673,289)
Net Assets - 100.0% $163,624,195
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 164,295,781 99.4%
United Kingdom 660,944 0.4
Bermuda 218,504 0.1
Ireland 122,255 0.1
Total $ 165,297,484 100.0%

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/25
............. Shares
Held at
4/30/25
Dividend
Income
Investment Company - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash
Liquidity Fund LLC,
4.3351%
∞
$ 34,349 $ 3,926,160 $ (3,901,930) $ – $ – $ 58,579 58,567 $ 3,357
Investments Purchased
with Cash Collateral from
Securities Lending - 1.0%
Investment Companies - 0.8%
Janus Henderson Cash
Collateral Fund LLC,
4.2679%
∞
2,190,402 25,081,530 (25,948,073) – – 1,323,859 1,323,859 9,028
Δ
Total Affiliated Investments
- 0.9% $2,224,751 $29,007,690 $(29,850,003) $– $– $1,382,438 $12,385
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 1,613,656 $ — $ (1,613,656) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
10 April 30, 2025
LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at April 30, 2025.
∞ Rate shown is the 7-day yield as of April 30, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 163,575,655 $ — $ — $ 163,575,655
Warrant 8,426 — — 8,426
Investment Companies — 58,579 — 58,579
Investments Purchased with Cash
Collateral from Securities Lending — 1,654,824 — 1,654,824
Total Assets $ 163,584,081 $ 1,713,403 $ — $ 165,297,484

Janus Henderson Small Cap Growth Alpha ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2025
Janus Detroit Street Trust 11
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $170,024,896)
(1)
$ 163,915,046
Affiliated investments, at value (cost $1,382,438) 1,382,438
Receivables:
Dividends 26,530
Interest 318
Affiliated securities lending income, net 856
Total Assets 165,325,188
Liabilities:
Collateral on securities loaned (Note 2) 1,654,824
Due to custodian 6,120
Payables:
Management fees 40,049
Total Liabilities 1,700,993
Commitments and contingent liabilities
Net Assets $ 163,624,195
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 199,180,099
Total distributable earnings (loss) (35,555,904)
Total Net Assets $ 163,624,195
Net Assets $ 163,624,195
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 2,777,000
Net Asset Value Per Share $ 58 .92
(1) Includes $1,613,656 of securities on loan. See Note 2 in Notes to Financial Statements.

Janus Henderson Small Cap Growth Alpha ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2025
12 April 30, 2025
See Notes to Financial Statements.
Investment Income:
Dividends $ 1,228,582
Unaffiliated securities lending income, net 16,306
Affiliated securities lending income, net     9,028
Dividends from affiliates 3,357
Total Investment Income 1,257,273
Expenses:
Management Fees 359,189
Total Expenses 359,189
Net Investment Income/(Loss) 898,084
Net Realized Gain/(Loss) on Investments:
Investments $ 11,379,330
Total Net Realized Gain/(Loss) on Investments $ 11,379,330
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (32,465,024)
Total Change in Unrealized Net Appreciation/Depreciation $ (32,465,024)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (20,187,610)

Janus Henderson Small Cap Growth Alpha ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Period Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Operations:
Net investment income/(loss) $ 898,084 $ 1,064,510
Net realized gain/(loss) on investments 11,379,330 8,238,183
Change in unrealized net appreciation/depreciation (32,465,024) 44,416,288
Net Increase/(Decrease) in Net Assets Resulting from Operations (20,187,610) 53,718,981
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (3,134,170) (992,613)
Net Decrease from Dividends and Distributions to Shareholders (3,134,170) (992,613)
Capital Share Transactions (47,806,645) 43,734,959
Net Increase/(Decrease) in Net Assets (71,128,425) 96,461,327
Net Assets: — —
Beginning of Period   234,752,620 138,291,293
End of Period $ 163,624,195 $ 234,752,620

Janus Henderson Small Cap Growth Alpha ETF
Financial Highlights
14 April 30, 2025
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2025 (unaudited) and each year or period ended
October 31 2025 2024 2023 2022 2021 2020
Net Asset Value, Beginning of Period $64.28 $48.07 $47.37 $67.08 $48.06 $43.10
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
0.24 0.31 0.25 0.28 0.32 0.10
Net realized and unrealized gain/(loss) (4.71) 16.19 0.80
(2)
(19.79) 19.03 4.97
Total from Investment Operations (4.47) 16.50 1.05
(2)
(19.51) 19.35 5.07
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (0.89) (0.29) (0.35) (0.20) (0.33) (0.11)
Total Dividends and Distributions (0.89) (0.29) (0.35) (0.20) (0.33) (0.11)
Net Asset Value, End of Period $58.92 $64.28 $48.07 $47.37 $67.08 $48.06
Total Return
*
(7.07)% 34.38% 2.21% (29.11)% 40.30% 11.79%
Net assets, End of Period (in thousands) $163,624 $234,753 $138,291 $75,884 $147,706 $52,958
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.30% 0.30% 0.30% 0.30% 0.30% 0.32%
Ratio of Net Investment Income/(Loss) 0.75% 0.51% 0.48% 0.52% 0.48% 0.23%
Portfolio Turnover Rate
(3)
60% 91% 105% 107% 135% 78%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
1. Organization and Significant Accounting Policies
Janus Henderson Small Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fourteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks investment results that correspond generally, before fees and expenses, to the performance of its underlying index, the Janus Henderson Small Cap Growth Alpha Index (the “Underlying Index”). The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The Nasdaq Stock Market LLC (“Nasdaq”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the
Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2025
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social,

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2025
political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Small-Sized Companies Risk
The Fund's investments in securities issued by small-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies. Securities issued by micro-capitalization companies tend to be significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,613,656 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2025 is $1,654,824, resulting in the net amount due to the counterparty of $41,168.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable).
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2025
For the period ended April 30, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was 0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of April 30, 2025, the Adviser owned 9,735 shares or 0.35% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
The Fund is permitted to purchase or sell securities (“cross-trade”) between itself and other funds or accounts managed by the Adviser in accordance with Rule 17a-7 under the Investment Company Act of 1940 (“Rule 17a-7”), when the transaction is consistent with the investment objectives and policies of the Fund and in accordance with the Internal
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
Cross Trade Procedures adopted and amended by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to another fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser, common
Officer, or common Trustee complies with Rule 17a-7. Under these procedures, each cross-trade is effected at the current market price to save costs where allowed. During the period ended April 30, 2025, the Fund engaged in cross trades amounting to $9,136,907 in purchases and $7,838,861 in sales, resulting in a net realized loss of $1,132,535. The net realized gain/loss is included within the “Net Realized Gain/(Loss) on Investments” section of the Fund’s Statement of
Operations.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2025 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and investments in partnerships.
5. Capital Share Transactions
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(31,033,126) $(9,095,083) $(40,128,209)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$171,407,334 $14,444,678 $(20,554,528) $(6,109,850)
Period Ended April 30, 2025 Year Ended October 31, 2024
Shares Amount Shares Amount
Shares sold 1,575,000 $ 108,905,694 1,450,000 $ 84,304,598
Shares repurchased (2,450,000) (156,712,339) (675,000) (40,569,639)
Net Increase/(Decrease) (875,000) $ (47,806,645) 775,000 $ 43,734,959

Janus Henderson Small Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2025
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2025, the Fund had net realized gain of $36,151,994 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
As of May 12, 2025, the Fund repositioned to shift its focus from utilizing a passive strategy that seeks investment results that correspond generally, before fees and expenses, to the performance of the Fund’s underlying index to an active, systematic strategy designed to select equity securities of small cap growth companies using a proprietary quantitative methodology.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$139,993,679 $142,295,172 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$108,812,700 $156,058,950 $— $—

Janus Henderson Small Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 23
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 16-17, 2025 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson Corporate Bond ETF (“JLQD”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”), Janus
Henderson Securitized Income ETF (“JSI”), Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson
Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson
U.S. Real Estate ETF (“JRE”), and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”) (each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the
Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the
Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 10, 2025 via videoconference to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates

Janus Henderson Small Cap Growth Alpha ETF
Additional Information
(unaudited)
24 April 30, 2025
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources, and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2024. The reporting is described in detail below:

Janus Henderson Small Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 25
The total expense ratio and the contractual management fee for JAAA were each reported in the 3rd quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JLQD were each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JMBS were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSI were each reported in the 4th quintile.
The total expense ratio and the contractual management fee for VNLA were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JSMD were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JRE were reported in the 4th and 3rd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX were each reported in the 2nd quintile.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.20%, 0.22% and 0.23%, respectively, until at least February
28, 2026. The Board also considered that the Adviser had voluntarily agreed to cap the expenses of JLQD to the extent that the Fund’s total expense ratio exceeded 0.20% until at least May 1, 2026. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated
ETFs in which a Fund invests (if any), for until at least February 28, 2026.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.

Janus Henderson Small Cap Growth Alpha ETF
Additional Information
(unaudited)
26 April 30, 2025
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2024 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st quintile of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, three- and four-year periods;
JBBB was reported to be in the 1stquintile of its performance universe for its one- and two-year periods, respectively;
JLQD was reported to be in the 2nd, 3rd, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively.
JMBS was reported to be in the 1st quintile of its performance universe for its one-, two-, three-, four-, and five-year periods;
JSI was reported to be in the 2nd, 1st, and 1st quintiles of its performance universe for its three month, one year, and since inception periods, respectively.
VNLA was reported to be in the 2nd, 2nd, 2nd, 2nd, and 1st quintiles of its performance universe for each of its one-
, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 1st, 1st, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 3rd, 2nd, 1st, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JRE was reported to be in the 2nd, 4th, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively; and
SSPX was reported to be in the 5th quintile of its performance universe for its one-, two-, and three- year periods.
With respect to JSML and JSMD, the Board noted that these Funds had operated as index-based during the periods described above and, as a result, had been passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e., “tracking error”) and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

125-24-93061 04-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2025
Janus Henderson Short Duration Income ETF
Janus Detroit Street Trust

Janus Henderson Short Duration Income ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 8.1%
Ally Bank Auto Credit-Linked Notes, 5.6810%, 5/17/32 (144A) $ 3,346,922 $ 3,398,013
Ally Bank Auto Credit-Linked Notes, 5.8270%, 5/17/32 (144A) 3,346,922 3,391,454
Ally Bank Auto Credit-Linked Notes, 4.9700%, 9/15/32 (144A) 2,718,350 2,736,633
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.1000%, 5.4537%,
12/26/31 (144A)
‡
4,471,513 4,478,855
Bayview Opportunity Master Fund VII Trust, 5.6700%, 4/15/27 (144A) 666,710 667,446
Credabl ABS Trust, 30 Day Australian Bank Bill Rate + 1.4500%, 5.5277%,
5/11/45
‡
AUD 16,594,374 10,641,232
Credabl ABS Trust, 30 Day Australian Bank Bill Rate + 2.2000%, 6.2777%,
5/11/45
‡
AUD 2,060,000 1,322,271
DB Master Finance LLC, 4.0300%, 11/20/47 (144A) $ 3,524,700 3,459,416
DB Master Finance LLC, 2.0450%, 11/20/51 (144A) 5,156,775 4,936,249
DB Master Finance LLC, 2.4930%, 11/20/51 (144A) 1,577,993 1,455,943
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 8,209,924 8,303,770
Huntington Bank Auto Credit-Linked Notes, 5.4420%, 10/20/32 (144A) 12,473,537 12,527,946
Huntington Bank Auto Credit-Linked Notes, 4.9570%, 3/21/33 (144A) 10,106,132 10,176,041
Jersey Mike's Funding LLC, 4.4330%, 2/15/50 (144A) 4,708,440 4,650,919
Liberty, 30 Day Australian Bank Bill Rate + 1.2000%, 5.1900%, 5/25/32
‡
AUD 8,210,724 5,260,279
Metro Finance Trust, 30 Day Australian Bank Bill Rate + 1.2500%, 5.3175%,
9/17/30
‡
AUD 12,912,488 8,282,803
NOW Trust, 30 Day Australian Bank Bill Rate + 1.4000%, 5.4800%, 6/14/32
‡
AUD 34,377,486 22,086,239
NOW Trust, 30 Day Australian Bank Bill Rate + 1.1500%, 5.2459%, 2/14/34
‡
AUD 28,760,000 18,401,210
Plenti Auto ABS, 30 Day Australian Bank Bill Rate + 1.1000%, 5.1800%, 8/12/33
‡
AUD 4,142,648 2,637,420
Plenti PL-Green ABS Trust, 30 Day Australian Bank Bill Rate + 1.1800%, 5.2577%,
4/11/36
‡
AUD 21,846,719 13,989,519
Santander Bank Auto Credit-Linked Notes, 4.9110%, 1/18/33 (144A) $ 3,556,132 3,580,084
Santander Bank Auto Credit-Linked Notes, 4.9650%, 1/18/33 (144A) 6,500,000 6,504,518
Santander Drive Auto Receivables Trust, 6.3100%, 7/15/27 315,423 315,423
Subway Funding LLC, 5.2460%, 7/30/54 (144A) 9,814,680 9,631,286
Subway Funding LLC, 6.0280%, 7/30/54 (144A) 11,571,850 11,712,432
Taco Bell Funding LLC, 4.9700%, 5/25/46 (144A) 7,261,763 7,257,524
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A) 23,251,403 23,219,392
Taco Bell Funding LLC, 2.2940%, 8/25/51 (144A) 2,916,060 2,635,160
United Airlines Pass-Through Trust, 5.8750%, 10/15/27 2,373,050 2,402,886
United Auto Credit Securitization Trust, 6.1700%, 8/10/26 (144A) 205,883 205,940
Westlake Automobile Receivables Trust, 5.9600%, 10/15/26 (144A) 164,213 164,269
Total Asset-Backed Securities (cost $211,512,982) 210,432,572
Corporate Bonds - 77.7%
Basic Materials - 0.7%
Glencore Funding LLC, 4.9070%, 4/1/28 (144A) 18,904,000 19,094,062
Communications - 0.7%
Walt Disney Co. (The), 3.0570%, 3/30/27 CAD 22,920,000 16,566,184
Consumer, Cyclical - 7.4%
BMW US Capital LLC, 5.3000%, 8/11/25 (144A) $ 6,250,000 6,263,521
Daimler Truck Finance Canada, Inc., 2.4600%, 12/15/26 CAD 8,960,000 6,395,311
Daimler Truck Finance North America LLC, 5.0000%, 1/15/27 (144A) $ 3,240,000 3,262,079
Daimler Truck Finance North America LLC, 5.1250%, 9/25/27 (144A) 6,810,000 6,887,008
Delta Air Lines, Inc., 4.7500%, 10/20/28 (144A) 16,327,000 16,228,230
General Motors Financial Co., Inc., 1.5500%, 9/2/25 AUD 1,590,000 1,007,030
General Motors Financial Co., Inc., 6.0500%, 10/10/25 $ 1,250,000 1,255,452
General Motors Financial Co., Inc., 5.4000%, 4/6/26 3,230,000 3,236,603
General Motors Financial Co., Inc., 5.1500%, 8/15/26 GBP 4,690,000 6,255,011
General Motors Financial Co., Inc., 5.4000%, 5/8/27 $ 7,000,000 7,071,059
General Motors Financial Co., Inc., 5.3500%, 7/15/27 9,000,000 9,094,546

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
4 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
Hasbro, Inc., 3.5500%, 11/19/26 $ 5,972,000 $ 5,867,577
Hyundai Capital America, 5.5000%, 3/30/26 (144A) 10,125,000 10,183,029
Hyundai Capital America, 5.6500%, 6/26/26 (144A) 7,645,000 7,725,007
Hyundai Capital America, 5.9500%, 9/21/26 (144A) 12,525,000 12,719,543
Hyundai Capital America, 4.8500%, 3/25/27 (144A) 5,000,000 5,005,908
Hyundai Capital America, 5.0000%, 1/7/28 (144A) 4,501,000 4,512,827
Marriott International, Inc., 5.4500%, 9/15/26 16,885,000 17,064,679
McDonald's Corp., 3.4500%, 9/8/26 AUD 1,000,000 634,028
Mercedes-Benz Finance North America LLC, 5.2000%, 8/3/26 (144A) $ 12,100,000 12,198,597
Volkswagen Financial Services Australia Pty. Ltd., 1.4000%, 8/25/25 AUD 13,370,000 8,464,969
Volkswagen Financial Services Australia Pty. Ltd., 4.9500%, 4/13/26 AUD 3,110,000 1,991,665
Volkswagen Financial Services Australia Pty. Ltd., 5.3000%, 2/9/27 AUD 1,670,000 1,074,277
Volkswagen Group of America Finance LLC, 4.9000%, 8/14/26 (144A) $ 4,075,000 4,079,482
Volkswagen Group of America Finance LLC, 5.7000%, 9/12/26 (144A) 14,575,000 14,727,967
Volkswagen Group of America Finance LLC, 6.0000%, 11/16/26 (144A) 13,200,000 13,398,830
Volkswagen Group of America Finance LLC, 5.0500%, 3/27/28 (144A) 3,580,000 3,587,928
190,192,163
Consumer, Non-cyclical - 6.2%
Amgen, Inc., 5.5070%, 3/2/26 20,025,000 20,029,424
Cargill, Inc., 4.8750%, 10/10/25 (144A) 7,375,000 7,384,527
CVS Health Corp., 4.3000%, 3/25/28 8,975,000 8,906,965
Icon Investments Six DAC, 5.8090%, 5/8/27 11,520,000 11,749,922
Illumina, Inc., 5.8000%, 12/12/25 22,875,000 23,029,349
Illumina, Inc., 4.6500%, 9/9/26 1,705,000 1,705,194
Illumina, Inc., 5.7500%, 12/13/27 5,630,000 5,759,807
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26 AUD 29,300,000 18,202,237
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27 AUD 3,800,000 2,295,951
Penske Truck Leasing Canada, Inc., 5.4400%, 12/8/25 CAD 6,153,000 4,513,521
Smith & Nephew plc, 5.1500%, 3/20/27 $ 6,270,000 6,345,120
Solventum Corp., 5.4500%, 2/25/27 22,400,000 22,729,831
Solventum Corp., 5.4000%, 3/1/29 5,790,000 5,905,175
Universal Health Services, Inc., 1.6500%, 9/1/26 23,425,000 22,478,588
161,035,611
Energy - 3.4%
Cheniere Energy, Inc., 4.6250%, 10/15/28 8,814,000 8,729,912
Columbia Pipelines Holding Co. LLC, 6.0550%, 8/15/26 (144A) 11,486,000 11,647,860
Columbia Pipelines Holding Co. LLC, 6.0420%, 8/15/28 (144A) 7,050,000 7,269,447
Enbridge, Inc., 5.9000%, 11/15/26 5,000,000 5,095,167
Enbridge, Inc., 3.2000%, 6/8/27 CAD 14,500,000 10,462,821
Energy Transfer LP, 6.0500%, 12/1/26 $ 13,440,000 13,708,574
Energy Transfer LP, 4.9500%, 5/15/28 5,000,000 5,042,378
Energy Transfer LP, 4.9500%, 6/15/28 5,000,000 5,045,311
ONEOK, Inc., 5.5500%, 11/1/26 6,600,000 6,680,641
Williams Cos., Inc. (The), 5.4000%, 3/2/26 15,050,000 15,131,870
88,813,981
Financial - 45.6%
AerCap Ireland Capital DAC, 6.5000%, 7/15/25 11,000,000 11,016,422
AerCap Ireland Capital DAC, 6.1000%, 1/15/27 8,375,000 8,552,181
AerCap Ireland Capital DAC, 6.4500%, 4/15/27 19,617,000 20,224,108
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 3,024,291
Air Lease Corp., 5.3000%, 6/25/26 10,020,000 10,075,779
Air Lease Corp., 5.4000%, 6/1/28 CAD 14,985,000 11,352,822
American Express Co., SOFR + 0.9990%, 4.9900%, 5/1/26
‡
$ 9,450,000 9,450,000

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
American Express Co., SOFR + 1.3300%, 6.3380%, 10/30/26
‡
$ 4,000,000 $ 4,035,681
American Express Co., SOFRINDX + 0.7500%, 5.6450%, 4/23/27
‡
5,375,000 5,431,352
American Express Co., SOFR + 1.0000%, 5.0980%, 2/16/28
‡
1,950,000 1,974,716
American Express Co., SOFR + 1.2600%, 4.7310%, 4/25/29
‡
12,750,000 12,867,575
American Tower Corp., 3.5500%, 7/15/27 12,000,000 11,789,514
Aon North America, Inc., 5.1250%, 3/1/27 12,795,000 12,971,781
Arthur J Gallagher & Co., 4.6000%, 12/15/27 14,940,000 15,056,111
Athene Global Funding, 5.6840%, 2/23/26 (144A) 9,660,000 9,742,415
Athene Global Funding, 5.6200%, 5/8/26 (144A) 11,500,000 11,615,810
Athene Global Funding, 1.6080%, 6/29/26 (144A) 20,235,000 19,555,175
Athene Global Funding, 4.9500%, 1/7/27 (144A) 11,000,000 11,067,343
Athene Global Funding, 4.7600%, 4/21/27 AUD 1,000,000 634,162
Atlas Warehouse Lending Co. LP, 6.0500%, 1/15/28 (144A) $ 19,605,000 19,735,371
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30 (144A) 5,700,000 5,713,085
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
0.8300%, 4.9554%, 3/31/26
‡
AUD 1,000,000 642,051
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 5.9672%, 2/26/31
‡
AUD 150,000 96,453
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.7000%, 5.9060%, 8/12/32
‡
AUD 10,000,000 6,542,658
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.5200%, 5.5450%, 1/15/35
‡
AUD 34,400,000 22,235,131
Aviation Capital Group LLC, 1.9500%, 1/30/26 (144A) $ 13,168,000 12,869,224
Aviation Capital Group LLC, 1.9500%, 9/20/26 (144A) 15,250,000 14,682,286
Banco Santander SA, US Treasury Yield Curve Rate T Note Constant Maturity 1
Year + 1.6500%, 6.5270%, 11/7/27
‡
9,600,000 9,879,159
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.6000%,
5.7287%, 11/24/25
‡
AUD 8,150,000 5,230,161
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
5.8423%, 2/21/28
‡
AUD 38,220,000 24,622,829
Bank of America Corp., SOFR + 1.5800%, 4.3760%, 4/27/28
‡
$ 3,644,000 3,637,988
Bank of America Corp., SOFR + 1.9900%, 6.2040%, 11/10/28
‡
12,356,000 12,861,878
Bank of America Corp., SOFR + 0.8300%, 4.9790%, 1/24/29
‡
24,707,000 25,034,794
Bank of New York Mellon (The), SOFR + 1.1350%, 4.7290%, 4/20/29
‡
14,180,000 14,380,169
Bank of New Zealand, US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 1.3000%, 5.6980%, 1/28/35 (144A)
‡
6,035,000 6,123,363
Barclays plc, SOFR + 0.9600%, 5.0860%, 2/25/29
‡
8,066,000 8,124,794
Barclays plc, 90 Day Australian Bank Bill Rate + 2.0000%, 6.1580%, 5/28/35
‡
AUD 2,230,000 1,462,352
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.2500%,
5.4240%, 5/15/26
‡
AUD 13,600,000 8,750,517
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.4800%,
5.5278%, 10/14/31
‡
AUD 800,000 511,307
Blackstone Holdings Finance Co. LLC, 5.9000%, 11/3/27 (144A) $ 12,525,000 12,916,311
Capital One Financial Corp., 3.7500%, 7/28/26 17,744,000 17,532,000
Capital One Financial Corp., SOFR + 2.4400%, 7.1490%, 10/29/27
‡
7,823,000 8,094,860
Capital One Financial Corp., SOFR + 2.6000%, 5.2470%, 7/26/30
‡
5,353,000 5,406,120
Charter Hall LWR Pty. Ltd., 2.0860%, 3/3/28 AUD 3,270,000 1,937,562
Citigroup, Inc., SOFR + 1.5460%, 5.6100%, 9/29/26
‡
$ 35,000,000 35,119,924
Commonwealth Bank of Australia, 4.2000%, 8/18/25 AUD 600,000 383,804
Commonwealth Bank of Australia, 5.3160%, 3/13/26 $ 14,875,000 15,019,105
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.8000%,
5.9100%, 9/10/30
‡
AUD 12,500,000 8,023,159
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
5.4673%, 8/20/31
‡
AUD 16,600,000 10,619,811

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
6 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.7000%,
6.9030%, 11/9/32
‡
AUD 10,000,000 $ 6,573,051
Commonwealth Bank of Australia, US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.0500%, 3.6100%, 9/12/34
‡
$ 6,000,000 5,628,303
Computershare US, Inc., 3.1470%, 11/30/27 AUD 1,070,000 657,815
Corebridge Financial, Inc., 3.6500%, 4/5/27 $ 9,833,000 9,688,277
Credit Union Australia Ltd., 90 Day Australian Bank Bill Rate + 1.5800%,
5.6953%, 12/1/25
‡
AUD 2,350,000 1,510,173
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year +
0.9500%, 5.4270%, 3/1/28 (144A)
‡
$ 13,400,000 13,618,866
DBS Group Holdings Ltd., 5.4790%, 9/12/25 (144A) 15,800,000 15,842,597
Goldman Sachs Bank USA, SOFR + 0.7770%, 5.2830%, 3/18/27
‡
33,575,000 33,799,879
Goldman Sachs Group, Inc. (The), SOFR + 1.3190%, 4.9370%, 4/23/28
‡
17,010,000 17,165,003
Heritage and People's Choice Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
6.5137%, 9/16/31
‡
AUD 1,000,000 633,771
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.5637%, 12/15/36
‡
AUD 8,550,000 5,522,471
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.3500%,
6.4637%, 6/15/45
‡
AUD 6,730,000 4,311,057
JPMorgan Chase & Co., SOFR + 1.3300%, 6.0700%, 10/22/27
‡
$ 19,050,000 19,527,789
JPMorgan Chase & Co., SOFR + 0.9300%, 5.5710%, 4/22/28
‡
15,500,000 15,851,262
JPMorgan Chase & Co., SOFR + 0.9300%, 4.9790%, 7/22/28
‡
13,500,000 13,657,401
JPMorgan Chase & Co., SOFR + 0.8000%, 4.9150%, 1/24/29
‡
7,459,000 7,564,565
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 2.5500%,
6.6745%, 5/25/26
‡
AUD 19,100,000 12,322,448
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 3.8000%,
7.9137%, 3/16/28
‡
AUD 5,010,000 3,354,647
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.4800%, 5.9850%, 8/7/27
‡
$ 3,600,000 3,656,271
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.8500%, 5.0870%, 11/26/28
‡
1,260,000 1,275,309
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.6800%,
5.7982%, 3/6/30
‡
AUD 5,240,000 3,362,504
Logicor UK plc, 1.8750%, 11/17/26 GBP 656,000 841,144
LPL Holdings, Inc., 5.7000%, 5/20/27 $ 16,965,000 17,291,554
LPL Holdings, Inc., 4.6250%, 11/15/27 (144A) 23,156,000 23,048,942
LPL Holdings, Inc., 4.9000%, 4/3/28 6,548,000 6,578,054
Lseg US Fin Corp., 4.8750%, 3/28/27 (144A) 7,725,000 7,804,725
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 2.9000%,
7.0160%, 5/28/30
‡
AUD 19,800,000 12,732,502
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.5500%,
5.6637%, 6/17/31
‡
AUD 6,980,000 4,471,602
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.9500%,
6.0653%, 3/1/34
‡
AUD 12,190,000 7,824,653
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27 (144A)
‡
$ 2,100,000 2,015,713
Marsh & McLennan Cos., Inc., 4.5500%, 11/8/27 15,100,000 15,257,133
Morgan Stanley, SOFR + 1.7700%, 6.1380%, 10/16/26
‡
16,250,000 16,349,022
Morgan Stanley Bank NA, SOFR + 0.7800%, 5.1473%, 7/16/25
‡
9,000,000 9,003,426
Morgan Stanley Bank NA, SOFR + 1.0800%, 4.9520%, 1/14/28
‡
43,610,000 43,962,416
MSD Investment Corp., 6.2500%, 5/31/30 (144A) 5,250,000 5,146,442
Nasdaq, Inc., 5.6500%, 6/28/25 3,952,000 3,956,804
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
5.8691%, 11/18/30
‡
AUD 24,275,000 15,598,216
Nationwide Building Society, 4.0000%, 9/14/26 (144A) $ 19,530,000 19,347,768

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
NatWest Group plc, BPSW1 + 1.4900%, 2.8750%, 9/19/26
‡
GBP 3,690,000 $ 4,880,707
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
+ 2.8500%, 7.4720%, 11/10/26
‡
$ 13,942,000 14,135,096
Newcastle Greater Mutual Group Ltd., 90 Day Australian Bank Bill Rate + 1.8500%,
6.0293%, 2/14/29
‡
AUD 20,400,000 13,249,387
Nordea Bank Abp, SOFR + 0.9600%, 5.3489%, 6/6/25 (144A)
‡
$ 6,925,000 6,929,688
Permanent TSB Group Holdings plc, EURIBOR ICE Swap Rate 1 Year + 3.5000%,
6.6250%, 6/30/29
‡
EUR 10,100,000 12,551,335
Santander UK Group Holdings plc, SOFR + 2.7490%, 6.8330%, 11/21/26
‡
$ 14,190,000 14,333,114
Societe Generale SA, 5.2500%, 2/19/27 (144A) 17,440,000 17,575,186
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.3000%,
6.4153%, 6/1/37
‡
AUD 17,200,000 11,192,842
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.6500%,
6.7653%, 12/1/38
‡
AUD 4,500,000 2,920,183
Teachers Mutual Bank Ltd., 90 Day Australian Bank Bill Rate + 1.3000%,
5.4100%, 6/21/27
‡
AUD 16,140,000 10,367,352
Trinity Acquisition plc, 4.4000%, 3/15/26 $ 17,097,000 17,039,107
UBS AG, 7.5000%, 7/15/25 12,150,000 12,194,070
UBS Group AG, 4.2530%, 3/23/28 (144A) 15,000,000 14,869,739
VER Finco Pty. Ltd., 2.4000%, 9/21/28 AUD 2,230,000 1,323,189
VICI Properties LP, 5.7500%, 2/1/27 (144A) $ 12,699,000 12,835,654
VICI Properties LP, 3.7500%, 2/15/27 (144A) 8,000,000 7,853,272
VICI Properties LP, 4.7500%, 4/1/28 4,638,000 4,637,863
Vicinity Centres Trust, 4.0000%, 4/26/27 AUD 150,000 95,304
Wells Fargo & Co., SOFR + 0.7800%, 4.9000%, 1/24/28
‡
$ 14,586,000 14,683,095
Wells Fargo & Co., SOFR + 1.0700%, 5.7070%, 4/22/28
‡
7,870,000 8,044,602
Wells Fargo & Co., SOFR + 1.3700%, 4.9700%, 4/23/29
‡
12,639,000 12,798,323
Wells Fargo Bank NA, 5.4500%, 8/7/26 7,000,000 7,100,101
Westpac Banking Corp., 4.6000%, 2/16/26 AUD 3,100,000 1,991,846
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.7500%,
4.9530%, 8/10/26
‡
AUD 1,400,000 898,253
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.2300%,
5.4244%, 11/11/27
‡
AUD 3,300,000 2,136,315
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5500%,
5.4426%, 1/29/31
‡
AUD 11,800,000 7,565,028
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8800%,
6.0077%, 4/3/34
‡
AUD 9,500,000 6,110,609
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
5.7891%, 7/10/34
‡
AUD 14,300,000 9,112,432
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
5.9720%, 7/10/34
‡
AUD 6,500,000 4,271,859
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5200%,
5.3510%, 2/12/35
‡
AUD 12,300,000 7,885,344
Willis North America, Inc., 4.6500%, 6/15/27 $ 4,599,000 4,616,964
1,181,576,898
Industrial - 5.4%
BAE Systems plc, 5.0000%, 3/26/27 (144A) 13,915,000 14,097,309
Boeing Co. (The), 2.1960%, 2/4/26 11,600,000 11,365,333
Boeing Co. (The), 6.2590%, 5/1/27 16,850,000 17,357,174
CNH Industrial Capital Australia Pty. Ltd., 5.8000%, 7/13/26 AUD 29,790,000 19,363,632
CNH Industrial Capital Australia Pty. Ltd., 5.4000%, 5/17/27 AUD 17,600,000 11,441,317
Fortive Corp., 3.1500%, 6/15/26 $ 6,500,000 6,388,301
Holcim Finance US LLC, 4.6000%, 4/7/27 (144A) 10,232,000 10,267,932
Holcim Finance US LLC, 4.7000%, 4/7/28 (144A) 14,284,000 14,390,641

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
8 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Industrial - (continued)
Molex Electronic Technologies LLC, 4.7500%, 4/30/28 (144A) $ 25,440,000 $ 25,659,279
Penske Truck Leasing Co. LP, 5.3500%, 1/12/27 (144A) 7,900,000 7,989,522
Rolls-Royce plc, 5.7500%, 10/15/27 (144A) 958,000 979,876
139,300,316
Technology - 3.1%
Booz Allen Hamilton, Inc., 3.8750%, 9/1/28 (144A) 9,460,000 9,103,824
Broadcom, Inc., 5.0500%, 7/12/27 21,525,000 21,866,990
Broadcom, Inc., 4.8000%, 4/15/28 8,040,000 8,156,483
Fiserv, Inc., 5.1500%, 3/15/27 11,838,000 11,977,088
Gartner, Inc., 3.6250%, 6/15/29 (144A) 5,844,000 5,480,871
SK Hynix, Inc., 5.5000%, 1/16/27 (144A) 10,045,000 10,181,552
VMware LLC, 1.4000%, 8/15/26 13,690,000 13,140,464
79,907,272
Utilities - 5.2%
Algonquin Power & Utilities Corp., 5.3650%, 6/15/26
Ç
10,157,000 10,222,966
DTE Energy Co., 4.9500%, 7/1/27 9,300,000 9,395,767
Duke Energy Corp., 4.8500%, 1/5/27 12,800,000 12,920,184
Duke Energy Corp., 3.1500%, 8/15/27 13,250,000 12,903,021
ElectraNet Pty. Ltd., 2.4737%, 12/15/28 AUD 1,930,000 1,141,588
Georgia Power Co., 5.0040%, 2/23/27 $ 6,520,000 6,620,483
Georgia Power Co., 3.2500%, 3/30/27 5,866,000 5,759,207
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 AUD 570,000 352,993
NRG Energy, Inc., 2.0000%, 12/2/25 (144A) $ 5,600,000 5,496,565
NRG Energy, Inc., 2.4500%, 12/2/27 (144A) 17,683,000 16,668,283
Vistra Operations Co. LLC, 5.1250%, 5/13/25 (144A) 23,711,000 23,690,400
Vistra Operations Co. LLC, 5.0500%, 12/30/26 (144A) 6,305,000 6,332,206
Vistra Operations Co. LLC, 3.7000%, 1/30/27 (144A) 17,538,000 17,234,821
Xcel Energy, Inc., 4.7500%, 3/21/28 6,808,000 6,862,521
135,601,005
Total Corporate Bonds (cost 2,007,586,953) 2,012,087,492
Foreign Government Bonds - 1.9%
Kiwibank Ltd., 90 Day Australian Bank Bill Rate + 0.7000%, 4.8168%, 9/23/25
‡
AUD 17,230,000 11,030,459
Korea Electric Power Corp., 4.8750%, 1/31/27 (144A) $ 23,450,000 23,666,721
Korea National Oil Corp., 4.6250%, 3/31/28 (144A) 15,000,000 15,094,149
Total Foreign Government Bonds (cost 49,984,918) 49,791,329
Mortgage-Backed Securities - 6.8%
BPR Trust , 5.3580% , 11/5/41 (144A)
‡
6,795,181 6,897,941
BX Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.6912% ,
6.0131% , 8/15/39 (144A)
‡
5,436,029 5,434,332
BX Trust , CME Term SOFR 1 Month + 1.1438% , 5.4657% , 3/15/30 (144A)
‡
21,022,000 20,601,971
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 5.9037%, 10/25/41 (144A)
‡
6,706,682 6,700,588
SOFR30A + 1.7000%, 6.0537%, 7/25/43 (144A)
‡
1,982,467 1,987,794
SOFR30A + 1.0500%, 5.4037%, 1/25/44 (144A)
‡
9,742,786 9,704,692
SOFR30A + 1.1000%, 5.4537%, 2/25/44 (144A)
‡
2,793,747 2,785,539
SOFR30A + 1.0000%, 5.3537%, 7/25/44 (144A)
‡
1,639,621 1,637,826
SOFR30A + 1.6000%, 5.9537%, 9/25/44 (144A)
‡
10,673,000 10,657,906
SOFR30A + 1.1000%, 5.4527%, 1/25/45 (144A)
‡
4,068,256 4,048,846
SOFR30A + 1.5000%, 5.8527%, 1/25/45 (144A)
‡
6,205,000 6,159,740
SOFR30A + 1.1500%, 5.5027%, 2/25/45 (144A)
‡
3,297,203 3,284,644
SOFR30A + 1.6000%, 5.9537%, 3/25/45 (144A)
‡
8,833,798 8,858,202
FHLMC STACR REMIC Trust
SOFR30A + 1.5000%, 5.8537%, 10/25/41 (144A)
‡
16,231,510 16,204,975

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC STACR REMIC Trust - (continued)
SOFR30A + 2.3000%, 6.6537%, 8/25/42 (144A)
‡
$ 3,427,035 $ 3,476,939
SOFR30A + 2.0000%, 6.3537%, 5/25/43 (144A)
‡
1,491,092 1,501,622
SOFR30A + 2.0000%, 6.3537%, 6/25/43 (144A)
‡
4,235,711 4,257,080
SOFR30A + 1.8500%, 6.2037%, 11/25/43 (144A)
‡
1,865,040 1,872,905
SOFR30A + 1.3500%, 5.7037%, 2/25/44 (144A)
‡
3,927,427 3,923,252
SOFR30A + 1.2500%, 5.6037%, 3/25/44 (144A)
‡
2,005,995 2,003,275
SOFR30A + 1.2000%, 5.5537%, 5/25/44 (144A)
‡
3,004,587 3,002,488
SOFR30A + 1.2000%, 5.5537%, 8/25/44 (144A)
‡
8,406,952 8,385,407
SOFR30A + 1.0000%, 5.3537%, 10/25/44 (144A)
‡
1,189,963 1,187,583
SOFR30A + 1.4500%, 5.8037%, 10/25/44 (144A)
‡
4,050,000 4,031,425
SOFR30A + 1.0500%, 5.4037%, 1/25/45 (144A)
‡
8,304,175 8,263,787
SOFR30A + 1.1500%, 5.5037%, 2/25/45 (144A)
‡
10,502,006 10,466,468
NRTH Mortgage Trust , CME Term SOFR 1 Month + 1.6413% , 5.9632% , 3/15/39
(144A)
‡
11,400,000 11,311,690
Resimac Bastille Trust , 30 Day Australian Bank Bill Rate + 1.3500% ,
5.4300% , 9/13/55
‡
AUD 13,914,062 8,916,335
Total Mortgage-Backed Securities (cost $178,261,805) 177,565,252
Investment Companies - 0.6%
Money Market Funds - 0.6%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
4.1500%
∞
(cost $14,257,662) 14,257,662 14,257,662
Commercial Paper - 4.5%
AutoNation, Inc., 4.8507%, 5/2/17 (Section 4(2)) $ 17,750,000 17,747,609
AutoNation, Inc., 4.8506%, 5/1/25 (Section 4(2)) 23,350,000 23,346,757
Global Payments, Inc., 4.9007%, 5/1/25 (Section 4(2)) 76,000,000 75,989,656
Total Commercial Paper (cost $117,097,609) 117,084,022
Total Investments (total cost $ 2,578,701,929 ) - 99.6% 2,581,218,329
Cash, Receivables and Other Assets, net of Liabilities - 0.4% 9,472,831
Net Assets - 100.0% $2,590,691,160
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,815,638,404 70.2%
Australia 407,079,930 15.8
United Kingdom 109,880,471 4.3
Ireland 67,118,259 2.6
South Korea 48,942,422 1.9
Canada 36,689,786 1.4
France 17,575,186 0.7
New Zealand 17,153,822 0.7
Singapore 15,842,597 0.6
Switzerland 14,869,739 0.6
Denmark 13,618,866 0.5
Spain 9,879,159 0.4
Finland 6,929,688 0.3
Total $2,581,218,329 100.0%

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
10 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Bank of America N.A.
Australian Dollar 7/11/25 673,000,000 $ (402,289,115) $ (28,680,792)
–
J.P. Morgan Chase Bank
Canadian Dollar 7/11/25 93,519,000 (66,040,341) (1,907,702)
Euro 7/11/25 12,720,000 (14,004,833) (519,893)
Great British Pound 7/11/25 11,170,000 (14,290,794) (632,951)
New Zealand Dollar 7/11/25 6,264,000 (3,485,195) (240,334)
(3,300,880)
Morgan Stanley & Co.
Australian Dollar 7/11/25 (3,863,000) 2,461,795 11,959
–
Total $(31,969,713)
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
Canada 2 Year Bond 768 6/19/25 $ 58,849,605 $ 155,763
Euro-Schatz 2,248 6/6/25 274,885,884 677,197
Total - Futures Long 832,960
Futures Short:
Australia 3 Year Bond 1,633 6/16/25 (112,482,962) (407,104)
U.S. Treasury 2 Year Notes 5,084 6/30/25 (1,058,226,659) (7,086,644)
U.S. Treasury 5 Year Notes 382 6/30/25 (41,712,610) (663,009)
Total - Futures Short (8,156,757)
Total $(7,323,797)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.IG.44-V1, Fixed Rate of 1.00% Paid Quarterly 6/20/30 $ 54,400,000 $ (710,005) $ (136,800) $ (846,805)

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2025.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2025.
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
3 Month BBR 5.1200% Fixed Quarterly 4/22/26 82,265,000 NZD $ – $ 988,897 $ 988,897
3 Month BBR 5.4400% Fixed Quarterly 7/27/25 63,455,000 NZD – 686,505 686,505
3 Month BBR 3.4500% Fixed Quarterly 2/17/27 106,550,000 NZD – 397,028 397,028
3 Month BBR 5.6150% Fixed Quarterly 7/13/25 32,632,700 NZD – 368,593 368,593
3 Month BBR 5.3775% Fixed Quarterly 7/19/25 32,632,700 NZD – 345,943 345,943
3 Month BBR 3.5600% Fixed Quarterly 10/21/26 75,370,000 NZD – 344,849 344,849
3 Month BBR 5.5100% Fixed Quarterly 8/16/25 31,965,000 NZD – 178,804 178,804
Total $– $3,310,619 $3,310,619
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2025
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ — $ — $ 11,959 $ 11,959
*
Swaps - centrally cleared — 3,310,619 — 3,310,619
*
Futures contracts — 832,960 — 832,960
Total Asset Derivatives $ — $ 4,143,579 $ 11,959 $ 4,155,538
Liability Derivatives:
Forward foreign currency exchange contracts — — 31,981,672 31,981,672
*
Swaps - centrally cleared 136,800 — — 136,800
*
Futures contracts — 8,156,757 — 8,156,757
Total Liability Derivatives $ 136,800 $ 8,156,757 $ 31,981,672 $ 40,275,229
*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
12 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ 23,784,617 $ 23,784,617
Futures contracts — 5,260,749 — 5,260,749
Swap contracts (1,292,735) 1,227,493 — (65,242)
Purchased option contracts — 69,704 — 69,704
Written options contracts — 284,362 — 284,362
Total $ (1,292,735) $ 6,842,308 $ 23,784,617 $ 29,334,190
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ (37,222,348) $ (37,222,348)
Futures contracts — (13,312,735) — (13,312,735)
Swap contracts 1,002,007 (315,335) — 686,672
Total $ 1,002,007 $ (13,628,070) $ (37,222,348) $ (49,848,411)
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2025
Futures contracts:
Average notional amount of contracts - long $631,771,574
Average notional amount of contracts - short 1,087,385,943
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 10,857,047
Average amounts sold - in USD 526,086,218
Credit default swaps: 82,275,000
Average notional amount - buy protection 82,275,000
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 7,078,665
Average notional amount - pay floating rate/receive fixed rate 236,132,224
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Morgan Stanley & Co. $ 11,959 $ — $ — $ 11,959
Total $ 11,959 $ — $ — $ 11,959

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
Bank of America N.A. $ 28,680,792 $ — $ — $ 28,680,792
J.P. Morgan Chase Bank 3,300,880 — — 3,300,880
Total $ 31,981,672 $ — $ — $ 31,981,672
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
14 April 30, 2025
AUD Australian Dollar
CAD Canadian Dollar
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
GBP British Pound
ICE Intercontinental Exchange
LLC Limited Liability Company
LP Limited Partnership
NZD New Zealand Dollar
plc Public Limited Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
∞ Rate shown is the 7-day yield as of April 30, 2025.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the
Securities Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended April 30, 2025 is $131,341,684 which represents 5.1% of net assets.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2025 is $937,160,985 which represents 36.2% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
Janus Detroit Street Trust 15
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 210,432,572 $ — $ 210,432,572
Corporate Bonds — 2,012,087,492 — 2,012,087,492
Foreign Government Bonds — 49,791,329 — 49,791,329
Mortgage-Backed Securities — 177,565,252 — 177,565,252
Investment Companies 14,257,662 — — 14,257,662
Commercial Paper — 117,084,022 — 117,084,022
Total Investments in Securities $ 14,257,662 $ 2,566,960,667 $ — $ 2,581,218,329
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 3,310,619 $ — $ 3,310,619
Forward Foreign Currency Exchange
Contracts — 11,959 — 11,959
Futures Contracts 832,960 — — 832,960
Total Other Financial Instruments $ 832,960 $ 3,322,578 $ — $ 4,155,538
Total Assets $ 15,090,622 $ 2,570,283,245 $ — $ 2,585,373,867
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 136,800 $ — $ 136,800
Forward Foreign Currency Exchange
Contracts — 31,981,672 — 31,981,672
Futures Contracts 8,156,757 — — 8,156,757
Total Liabilities $ 8,156,757 $ 32,118,472 $ — $ 40,275,229
(a) Other financial instruments include forward foreign currency exchange contracts, futures and swap contracts. Forward foreign currency exchange contracts, futures contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Short Duration Income ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2025
16 April 30, 2025
See Notes to Financial Statements.
Assets:
Investments, at value (cost $2,578,701,929) $ 2,581,218,329
Cash 20,774
Cash denominated in foreign currency (cost $28,614,959) 28,885,684
Forward foreign currency exchange contracts 11,959
Due from broker for centrally cleared swaps 1,627,092
Due from broker for futures 10,110,000
Receivables:
Interest 25,964,160
Total Assets 2,647,837,998
Liabilities:
Payable for variation margin on futures contracts 550,633
Payable for variation margin on swaps 897,722
Forward foreign currency exchange contracts 31,981,672
Payables:
Investments purchased 23,233,313
Management fees 483,186
Interest 312
Total Liabilities 57,146,838
Commitments and contingent liabilities
Net Assets $ 2,590,691,160
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 2,630,114,980
Total distributable earnings (loss) (39,423,820)
Total Net Assets $ 2,590,691,160
Net Assets $ 2,590,691,160
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 52,800,000
Net Asset Value Per Share $ 49 .07

Janus Henderson Short Duration Income ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2025
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Investment Income:
Interest $ 61,061,938
Dividends 68,888
Total Investment Income 61,130,826
Expenses:
Management Fees 2,719,960
Total Expenses 2,719,960
Less: Excess Expense Reimbursement and Waivers (19,653)
Net Expenses 2,700,307
Net Investment Income/(Loss) 58,430,519
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 18,615,216
Forward foreign currency exchange contracts 23,784,617
Futures contracts 5,260,749
Swap contracts (65,242)
Purchased option contracts 69,704
Written options contracts 284,362
Total Net Realized Gain/(Loss) on Investments $ 47,949,406
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ 1,382,774
Forward foreign currency exchange contracts (37,222,348)
Futures contracts (13,312,735)
Swap contracts 686,672
Total Change in Unrealized Net Appreciation/Depreciation $ (48,465,637)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 57,914,288

Janus Henderson Short Duration Income ETF
Statements of Changes in Net Assets
18 April 30, 2025
See Notes to Financial Statements.
Period Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Operations:
Net investment income/(loss) $ 58,430,519 $ 113,211,196
Net realized gain/(loss) on investments 47,949,406 (48,623,071)
Change in unrealized net appreciation/depreciation (48,465,637) 96,018,626
Net Increase/(Decrease) in Net Assets Resulting from Operations 57,914,288 160,606,751
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (57,424,804) (82,756,320)
Return of Capital — (27,233,111)
Net Decrease from Dividends and Distributions to Shareholders (57,424,804) (109,989,431)
Capital Share Transactions 326,337,984 (159,539,084)
Net Increase/(Decrease) in Net Assets 326,827,468 (108,921,764)
Net Assets: — —
Beginning of Period   2,263,863,692 2,372,785,456
End of Period $ 2,590,691,160 $ 2,263,863,692

Janus Henderson Short Duration Income ETF
Financial Highlights
Janus Detroit Street Trust 19
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2025 (unaudited) and each year or period ended
October 31 2025 2024 2023 2022 2021 2020
Net Asset Value, Beginning of Period $49.05 $47.98 $48.47 $50.00 $50.40 $49.89
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
1.21 2.41 1.80 0.69 0.49 0.77
Net realized and unrealized gain/(loss) 0.01
(2)
0.99 0.65 (1.27) (0.41) 0.70
Total from Investment Operations 1.22
(2)
3.40 2.45 (0.58) 0.08 1.47
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (1.20) (1.75) (2.94) (0.95) (0.48) (0.96)
Return of Capital — (0.58) — — — —
Total Dividends and Distributions (1.20) (2.33) (2.94) (0.95) (0.48) (0.96)
Net Asset Value, End of Period $49.07 $49.05 $47.98 $48.47 $50.00 $50.40
Total Return
*
2.51% 7.26% 5.24% (1.18)% 0.15% 2.99%
Net assets, End of Period (in thousands) $2,590,691 $2,263,864 $2,372,785 $2,539,796 $2,777,501 $2,726,526
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.23% 0.23% 0.23% 0.23% 0.23% 0.26%
Ratio of Net Expenses (After Waivers and
Expense Offsets) 0.23% 0.23% 0.23% 0.23% 0.23% 0.26%
Ratio of Net Investment Income/(Loss) 4.97% 4.96% 3.77% 1.41% 0.98% 1.54%
Portfolio Turnover Rate
(3)
25% 68% 53% 46% 74% 14%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2025
1. Organization and Significant Accounting Policies
Janus Henderson Short Duration Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fourteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks to provide a steady income stream with capital preservation across various market cycles. The Fund seeks to consistently outperform the FTSE 3-Month U.S. Treasury Bill Index by a moderate amount through various market cycles while at the same time providing low volatility. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2025
securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,
2025  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return or to manage duration. The Fund’s use of derivative instruments involves

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. When used to enhance return the Fund may be fully exposed to the risk of loss of that derivative, which may sometimes be greater than the derivative’s cost. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2025
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts for the purchase or sale for future delivery of (i) fixed-income securities, and U.S. government securities and Treasuries, or (ii) contracts based on interest rates. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner)
“exercises” the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the
Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial
Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as
“Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of securities, or foreign currencies. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund. The risk in buying options is that the
Fund pays a premium whether or not the options are exercised. Options purchased are reported in the Schedule of
Investments (if applicable).
During the period, the Fund purchased call options on bond futures in order to increase interest rate risk exposure where reducing this exposure via other markets such as the cash bond market was less attractive.
There were no purchased options held at April 30, 2025.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The  risk in writing put

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2025
options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the period, the Fund wrote call options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.
There were no written options held at April 30, 2025.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
The Fund may invest in single-name credit default swaps (“CDS”) to buy or sell credit protection to hedge its credit exposure, gain issuer exposure without owning the underlying security, or increase the Fund’s total return. Single-
name CDS enable the Fund to buy or sell protection against a credit event of a specific issuer. When the Fund buys a single- name CDS, the Fund will receive a return on its investment only in the event of a credit event, such as default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). If a single- name CDS transaction is particularly large, or if the relevant market is illiquid, it may not be possible for the Fund to initiate a single-name CDS transaction or to liquidate its position at an advantageous time or price, which may result in significant losses. Moreover, the Fund bears the risk of loss of the amount expected to be received under a single-name
CDS in the event of the default or bankruptcy of the counterparty. The risks associated with cleared single-name CDS may be lower than that for uncleared single-name CDS because for cleared single-name CDS, the counterparty is a clearinghouse (to the extent such a trading market is available). However, there can be no assurance that a clearinghouse or its members will satisfy their obligations to the Fund.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
The Fund's use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps may result in potential losses if interest rates do not move as expected or if the counterparties are unable to satisfy their obligations.
Interest rate swaps are generally entered into on a net basis. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make.
During the period, the Fund entered into interest rate swaps paying a fixed interest rate and receiving a floating interest rate in order to decrease interest rate risk (duration) exposure. As interest rates rise, the Fund benefits by receiving a higher future floating rate, while paying a fixed rate that has not increased.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2025
During the period, the Fund entered into interest rate swaps paying a floating interest rate and receiving a fixed interest rate in order to increase interest rate risk (duration) exposure. As interest rates fall, the Fund benefits by paying a lower future floating rate, while receiving a fixed rate that has not decreased.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Foreign Exposure Risk
The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions.
It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to  extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2025
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the
“Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2025" table located in the
Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 31
For the period ended April 30, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was 0.23% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.23% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least through February 28, 2025. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers”
on the Statement of Operations.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of April 30, 2025, an affiliate of the Adviser owned 2,755,624 shares or 5.22% of the Fund.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.

Janus Henderson Short Duration Income ETF
Notes to Financial Statements
(unaudited)
32 April 30, 2025
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(197,505) $(42,539,502) $(42,737,007)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$2,578,701,929 $23,233,798 $(20,717,398) $2,516,400
Period Ended April 30, 2025 Year Ended October 31, 2024
Shares Amount Shares Amount
Shares sold 9,350,000 $ 458,385,653 4,900,000 $ 237,534,283
Shares repurchased (2,700,000) (132,047,669) (8,200,000) (397,073,367)
Net Increase/(Decrease) 6,650,000 $ 326,337,984 (3,300,000) $ (159,539,084)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$927,152,336 $540,131,734 $— $—

Janus Henderson Short Duration Income ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 33
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 16-17, 2025 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson Corporate Bond ETF (“JLQD”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”), Janus
Henderson Securitized Income ETF (“JSI”), Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson
Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson
U.S. Real Estate ETF (“JRE”), and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”) (each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the
Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the
Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 10, 2025 via videoconference to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates

Janus Henderson Short Duration Income ETF
Additional Information
(unaudited)
34 April 30, 2025
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources, and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2024. The reporting is described in detail below:

Janus Henderson Short Duration Income ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 35
The total expense ratio and the contractual management fee for JAAA were each reported in the 3rd quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JLQD were each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JMBS were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSI were each reported in the 4th quintile.
The total expense ratio and the contractual management fee for VNLA were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JSMD were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JRE were reported in the 4th and 3rd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX were each reported in the 2nd quintile.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.20%, 0.22% and 0.23%, respectively, until at least February
28, 2026. The Board also considered that the Adviser had voluntarily agreed to cap the expenses of JLQD to the extent that the Fund’s total expense ratio exceeded 0.20% until at least May 1, 2026. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated
ETFs in which a Fund invests (if any), for until at least February 28, 2026.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.

Janus Henderson Short Duration Income ETF
Additional Information
(unaudited)
36 April 30, 2025
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2024 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st quintile of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, three- and four-year periods;
JBBB was reported to be in the 1stquintile of its performance universe for its one- and two-year periods, respectively;
JLQD was reported to be in the 2nd, 3rd, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively.
JMBS was reported to be in the 1st quintile of its performance universe for its one-, two-, three-, four-, and five-year periods;
JSI was reported to be in the 2nd, 1st, and 1st quintiles of its performance universe for its three month, one year, and since inception periods, respectively.
VNLA was reported to be in the 2nd, 2nd, 2nd, 2nd, and 1st quintiles of its performance universe for each of its one-
, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 1st, 1st, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 3rd, 2nd, 1st, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JRE was reported to be in the 2nd, 4th, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively; and
SSPX was reported to be in the 5th quintile of its performance universe for its one-, two-, and three- year periods.
With respect to JSML and JSMD, the Board noted that these Funds had operated as index-based during the periods described above and, as a result, had been passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e., “tracking error”) and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

125-24-93073 04-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2025
Janus Henderson Mortgage-Backed
Securities ETF
Janus Detroit Street Trust

Janus Henderson Mortgage-Backed Securities ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 5.8%
ACHM Mortgage Trust, 6.5500%, 5/25/39 (144A) $ 8,817,677 $ 8,950,887
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) 801,607 828,863
ACHV ABS TRUST, 8.6000%, 11/25/30 (144A) 7,056,000 7,134,675
ACHV ABS TRUST, 6.3400%, 4/25/31 (144A) 2,604,960 2,629,508
ACHV ABS TRUST, 6.4200%, 4/25/31 (144A) 1,086,393 1,093,394
Ally Bank Auto Credit-Linked Notes, 6.0220%, 5/17/32 (144A) 3,514,268 3,559,837
Ally Bank Auto Credit-Linked Notes, 6.3150%, 5/17/32 (144A) 2,008,153 2,023,253
Alterna Funding III LLC, 6.2600%, 5/16/39 (144A) 9,807,978 9,892,565
Arivo Acceptance Auto Loan Receivables Trust, 6.4600%, 4/17/28 (144A) 2,541,161 2,555,486
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.3000%, 5.6537%,
12/26/31 (144A)
‡
4,471,513 4,486,374
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.5000%, 5.8537%,
12/26/31 (144A)
‡
2,176,136 2,185,773
Blue Bridge Funding LLC, 7.3700%, 11/15/30 (144A) 2,273,811 2,286,661
Brex Commercial Charge Card Master Trust, 6.0500%, 7/15/27 (144A) 7,750,000 7,834,192
FHF Issuer Trust, 5.6900%, 2/15/30 (144A) 3,196,602 3,221,160
FIGRE Trust, 6.4360%, 11/25/53 (144A)
‡
9,223,575 9,419,891
FIGRE Trust, 6.5060%, 3/25/54 (144A)
‡
2,334,304 2,393,089
FIGRE Trust, 5.9370%, 7/25/54 (144A)
‡
2,154,041 2,172,131
FIGRE Trust, 6.2290%, 7/25/54 (144A)
‡
2,945,704 2,970,217
FIGRE Trust, 5.2520%, 9/25/54 (144A)
‡
3,280,854 3,252,486
FIGRE Trust, 5.7750%, 3/25/55 (144A)
‡
6,423,425 6,446,685
FIGRE Trust, 5.7580%, 6/25/55 (144A)
‡
8,855,000 8,886,228
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
3,689,373 3,565,549
Finance of America Structured Securities Trust, 3.5000%, 4/25/74 (144A)
Ç
14,969,458 14,429,721
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 5,038,000 5,078,160
Foundation Finance Trust, 6.5300%, 6/15/49 (144A) 2,113,592 2,182,139
FREED ABS Trust, 2.3700%, 11/20/28 (144A) 333,370 331,387
Gracie Point International Funding, SOFR90A + 2.2500%, 6.6744%, 3/1/27
(144A)
‡
816,565 819,265
Gracie Point International Funding LLC, SOFR90A + 1.7000%, 6.1218%, 3/1/28
(144A)
‡
5,000,000 4,977,142
Gracie Point International Funding LLC, SOFR90A + 2.1000%, 6.5218%, 3/1/28
(144A)
‡
3,007,000 2,978,629
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 13,522,227 13,676,797
Huntington Bank Auto Credit-Linked Notes, 5.4420%, 10/20/32 (144A) 19,931,941 20,018,883
Huntington Bank Auto Credit-Linked Notes, 4.9570%, 3/21/33 (144A) 7,699,910 7,753,174
Lendbuzz Securitization Trust, 7.0900%, 10/16/28 (144A) 1,376,340 1,393,273
NRM FNT1 Excess LLC, 7.3980%, 11/25/31 (144A)
Ç
30,718,006 30,918,158
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A) 777,671 764,644
NRZ Excess Spread-Collateralized Notes, 3.1040%, 7/25/26 (144A) 1,922,903 1,847,055
Prosper Marketplace Issuance Trust, 6.1200%, 8/15/29 (144A) 709,907 710,719
RAM LLC, 6.6690%, 2/15/39 (144A) 3,961,417 3,980,999
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
9,464,612 9,536,146
RCKT Mortgage Trust, 5.5460%, 9/25/44 (144A)
Ç
5,374,539 5,383,497
RCKT Mortgage Trust, 5.6030%, 2/25/55 (144A)
Ç
4,449,528 4,430,791
RCKT Mortgage Trust, 5.8110%, 5/25/55 (144A)
Ç
14,359,679 14,494,405
Reach ABS Trust, 5.8800%, 7/15/31 (144A) 3,632,407 3,645,697
Saluda Grade Alternative Mortgage Trust, 7.0670%, 8/25/53 (144A)
‡
7,246,694 7,480,560
Saluda Grade Alternative Mortgage Trust, 6.7180%, 11/25/53 (144A)
‡
7,647,421 7,862,875
Saluda Grade Alternative Mortgage Trust, 6.6030%, 4/25/54 (144A)
Ç
2,712,416 2,782,733
Santander Bank Auto Credit-Linked Notes, 5.2810%, 5/15/32 (144A) 160,571 160,524
Santander Bank Auto Credit-Linked Notes, 5.6220%, 6/15/32 (144A) 2,996,597 3,013,402
Santander Bank Auto Credit-Linked Notes, 5.8180%, 6/15/32 (144A) 6,684,715 6,729,896

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2025
4 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Santander Bank Auto Credit-Linked Notes, 6.9860%, 12/15/32 (144A) $ 344,329 $ 345,038
Santander Bank Auto Credit-Linked Notes, 5.1410%, 1/18/33 (144A) 5,250,000 5,249,343
Santander Bank Auto Credit-Linked Notes, 6.4930%, 6/15/33 (144A) 435,114 436,869
Santander Bank Auto Credit-Linked Notes, 5.6400%, 12/15/33 (144A) 2,532,121 2,545,297
Santander Bank Auto Credit-Linked Notes, 5.9330%, 12/15/33 (144A) 5,875,968 5,910,571
Towd Point Mortgage Trust, 6.0490%, 1/25/64 (144A)
‡
1,396,460 1,401,284
Towd Point Mortgage Trust, 6.3500%, 2/25/64 (144A)
‡
546,572 550,719
Tricolor Auto Securitization Trust, 6.6100%, 10/15/27 (144A) 887,256 890,527
Tricolor Auto Securitization Trust, 6.3600%, 12/15/27 (144A) 2,416,828 2,424,795
Tricolor Auto Securitization Trust, 5.2200%, 6/15/28 (144A) 6,849,157 6,840,593
Upstart Securitization Trust, 4.0600%, 3/20/31 (144A) 842,444 839,972
US Auto Funding, 2.2000%, 5/15/26 (144A) 2,568,047 2,499,875
US Bank NA, 6.7890%, 8/25/32 (144A) 7,554,656 7,645,060
Total Asset-Backed Securities (cost $310,296,324) 312,749,518
Corporate Bond - 0.2%
Financial - 0.2%
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) (cost $9,136,785) 9,213,000 9,197,975
Mortgage-Backed Securities - 170.9%
ABL , 7.4570% , 9/25/29 (144A)
Ç
4,840,000 4,840,769
BMP , CME Term SOFR 1 Month + 1.3719% , 5.6938% , 6/15/41 (144A)
‡
14,000,000 13,977,779
Brean Asset-Backed Securities Trust
4.5000%, 5/25/64 (144A) 10,275,377 10,018,688
5.0000%, 9/25/64 (144A) 7,157,875 7,046,414
BX Commercial Mortgage Trust , CME Term SOFR 1 Month + 0.8445% ,
5.1665% , 10/15/36 (144A)
‡
1,271,945 1,264,828
BX Trust
CME Term SOFR 1 Month + 1.3058%, 5.6278%, 10/15/26 (144A)
‡
3,337,147 3,308,677
CME Term SOFR 1 Month + 3.4640%, 7.7860%, 10/15/26 (144A)
‡
2,807,890 2,711,389
CME Term SOFR 1 Month + 0.7035%, 5.0255%, 9/15/34 (144A)
‡
5,435,823 5,400,325
Chase Mortgage Finance Corp.
SOFR30A + 1.2000%, 5.5537%, 2/25/50 (144A)
‡
3,091,911 2,985,150
SOFR30A + 1.3500%, 5.7037%, 2/25/50 (144A)
‡
1,816,498 1,738,022
SOFR30A + 1.5500%, 5.9037%, 2/25/50 (144A)
‡
2,016,441 1,932,995
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 5.9037%, 10/25/41 (144A)
‡
3,158,965 3,156,095
SOFR30A + 3.1000%, 7.4537%, 10/25/41 (144A)
‡
7,320,000 7,436,663
SOFR30A + 0.8500%, 5.2037%, 12/25/41 (144A)
‡
1,124,636 1,120,647
SOFR30A + 1.0000%, 5.3537%, 12/25/41 (144A)
‡
1,066,945 1,063,824
SOFR30A + 1.6500%, 6.0037%, 12/25/41 (144A)
‡
14,835,000 14,868,699
SOFR30A + 3.5500%, 7.9037%, 10/25/43 (144A)
‡
10,982,476 11,342,994
SOFR30A + 1.8000%, 6.1537%, 1/25/44 (144A)
‡
3,140,000 3,141,281
SOFR30A + 1.1000%, 5.4537%, 2/25/44 (144A)
‡
5,411,521 5,395,622
SOFR30A + 1.8000%, 6.1537%, 2/25/44 (144A)
‡
3,168,862 3,162,986
SOFR30A + 1.9500%, 6.3027%, 3/25/44 (144A)
‡
13,082,000 13,080,360
SOFR30A + 1.7000%, 6.0537%, 7/25/44 (144A)
‡
10,060,000 10,016,333
SOFR30A + 1.6000%, 5.9537%, 9/25/44 (144A)
‡
4,125,699 4,119,864
SOFR30A + 1.1000%, 5.4527%, 1/25/45 (144A)
‡
7,253,515 7,218,908
SOFR30A + 1.5000%, 5.8527%, 1/25/45 (144A)
‡
7,526,000 7,471,104
SOFR30A + 1.6000%, 5.9537%, 3/25/45 (144A)
‡
13,212,417 13,248,918
SOFR30A + 2.2500%, 6.6037%, 3/25/45 (144A)
‡
5,970,000 5,993,735
EFMT , 5.8770% , 1/25/60 (144A)
Ç
4,079,078 4,090,020
FHLMC Gold Pool, 30 Year
Pool # Q57869, 4.0000%, 8/1/48 2,884,125 2,728,837
Pool # Q58477, 4.0000%, 9/1/48 1,686,525 1,595,673

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC Gold Pools, Other
Pool # ZN0650, 3.0000%, 3/1/43 $ 2,317 $ 2,094
Pool # ZT1926, 3.0000%, 11/1/43 850,653 769,358
FHLMC STACR REMIC Trust
SOFR30A + 1.6500%, 6.0037%, 1/25/34 (144A)
‡
1,191,541 1,194,698
SOFR30A + 2.1000%, 6.4537%, 9/25/41 (144A)
‡
26,457,865 26,424,793
SOFR30A + 1.8000%, 6.1537%, 11/25/41 (144A)
‡
14,550,000 14,592,902
SOFR30A + 2.3500%, 6.7037%, 12/25/41 (144A)
‡
10,089,878 10,127,443
SOFR30A + 1.3000%, 5.6537%, 2/25/42 (144A)
‡
839,649 838,806
SOFR30A + 3.7500%, 8.1037%, 2/25/42 (144A)
‡
13,840,929 14,343,916
SOFR30A + 1.8500%, 6.2037%, 11/25/43 (144A)
‡
13,850,297 13,908,707
SOFR30A + 1.9500%, 6.3037%, 2/25/44 (144A)
‡
2,617,368 2,628,387
SOFR30A + 1.2500%, 5.6037%, 3/25/44 (144A)
‡
9,943,027 9,929,547
SOFR30A + 2.0000%, 6.3537%, 3/25/44 (144A)
‡
9,880,000 9,874,466
SOFR30A + 1.8000%, 6.1537%, 8/25/44 (144A)
‡
18,000,000 17,955,140
SOFR30A + 1.4500%, 5.8037%, 10/25/44 (144A)
‡
11,192,000 11,140,670
SOFR30A + 1.1500%, 5.5037%, 2/25/45 (144A)
‡
17,588,979 17,529,460
SOFR30A + 1.6500%, 6.0037%, 2/25/45 (144A)
‡
23,060,148 22,872,556
FHLMC UMBS
Pool # ZS7403, 3.0000%, 5/1/31 58,780 57,220
Pool # ZK8405, 2.5000%, 12/1/31 8,149 7,805
Pool # ZK8962, 3.0000%, 9/1/32 63,227 61,107
Pool # ZK9163, 3.0000%, 1/1/33 36,003 34,777
Pool # SB0040, 2.5000%, 12/1/33 273,081 261,820
Pool # SB0116, 2.5000%, 11/1/34 580,329 547,055
Pool # ZT2413, 4.0000%, 2/1/41 44,408,309 43,104,745
Pool # ZM2269, 3.0000%, 12/1/46 13,396 11,931
Pool # ZT1633, 4.0000%, 3/1/47 119,113 113,421
Pool # ZT0391, 4.0000%, 11/1/47 316,729 300,805
Pool # ZT0252, 3.0000%, 12/1/47 18,199 16,228
Pool # ZM7577, 4.5000%, 8/1/48 101,343 98,370
Pool # ZM8197, 4.0000%, 9/1/48 1,003,443 948,306
Pool # SI2101, 4.0000%, 9/1/48 41,519,666 39,236,830
Pool # ZM7926, 5.0000%, 9/1/48 78,820 78,393
Pool # ZT1320, 4.0000%, 11/1/48 171,931 162,478
Pool # SI2017, 4.0000%, 12/1/48 2,118,333 2,001,935
Pool # ZN2165, 4.5000%, 12/1/48 23,850 23,288
Pool # ZN4240, 4.5000%, 12/1/48 276,881 270,019
Pool # SD1416, 4.5000%, 12/1/48 3,821,901 3,709,784
Pool # ZN6461, 4.0000%, 5/1/49 371,717 350,395
Pool # ZT2087, 4.0000%, 6/1/49 1,257,457 1,185,729
Pool # ZA7158, 4.5000%, 6/1/49 160,532 154,932
Pool # RA1100, 4.0000%, 7/1/49 5,001,788 4,716,691
Pool # SL0850, 4.0000%, 7/1/49 21,284,747 20,669,696
Pool # SD8003, 4.0000%, 7/1/49 1,302,870 1,228,551
Pool # RA1088, 4.5000%, 7/1/49 206,302 200,003
Pool # RA1087, 4.5000%, 7/1/49 1,167,144 1,126,425
Pool # QA2039, 3.0000%, 8/1/49 1,932,697 1,716,753
Pool # QA2159, 3.0000%, 8/1/49 84,243 73,207
Pool # QA1615, 3.5000%, 8/1/49 275,782 251,553
Pool # RA1188, 4.5000%, 8/1/49 1,131,824 1,092,336
Pool # QA5150, 4.5000%, 12/1/49 297,974 288,893
Pool # RA1999, 4.5000%, 1/1/50 771,919 744,988
Pool # SD8040, 4.5000%, 1/1/50 198,310 192,271

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2025
6 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
Pool # SD8047, 4.5000%, 2/1/50 $ 628,280 $ 609,146
Pool # QA8274, 3.5000%, 3/1/50 393,516 356,763
Pool # SD1551, 4.0000%, 3/1/50 2,002,010 1,891,936
Pool # SD1111, 4.0000%, 6/1/50 3,417,046 3,237,095
Pool # SL0938, 4.0000%, 7/1/50 41,339,421 39,775,645
Pool # SD4456, 4.0000%, 8/1/50 1,784,548 1,682,754
Pool # SD1143, 4.5000%, 9/1/50 14,733,268 14,301,060
Pool # SD5994, 4.5000%, 9/1/50 13,799,666 13,394,845
Pool # SD1414, 4.0000%, 10/1/50 448,274 422,703
Pool # RA7104, 4.5000%, 2/1/51 11,022,914 10,671,383
Pool # SD2606, 4.5000%, 9/1/51 6,073,523 5,879,832
Pool # QD6555, 3.0000%, 2/1/52 768,744 675,866
Pool # QD9182, 3.0000%, 3/1/52 1,371,180 1,205,362
Pool # QE0318, 4.5000%, 3/1/52 109,375 104,951
Pool # QE0354, 3.5000%, 4/1/52 2,249,362 2,058,839
Pool # QE1072, 3.5000%, 4/1/52 2,199,773 2,013,451
Pool # QD9191, 3.5000%, 4/1/52 571,228 523,632
Pool # QE1073, 3.5000%, 4/1/52 658,288 603,389
Pool # SD0943, 3.5000%, 4/1/52 1,925,627 1,766,705
Pool # SD3523, 3.0000%, 6/1/52 2,860,436 2,500,668
Pool # QE6404, 5.5000%, 7/1/52 3,145,591 3,171,737
Pool # QE8542, 5.5000%, 8/1/52 2,804,914 2,827,855
Pool # QF0488, 5.5000%, 9/1/52 2,694,608 2,716,287
Pool # QF2561, 5.5000%, 11/1/52 1,400,758 1,416,465
Pool # QF7810, 5.5000%, 1/1/53 3,399,996 3,443,754
Pool # QF7280, 5.5000%, 1/1/53 4,282,655 4,339,432
Pool # SD2167, 6.0000%, 1/1/53 9,561,769 9,759,004
Pool # QF9863, 5.5000%, 3/1/53 4,852,743 4,893,852
Pool # QF9276, 5.5000%, 3/1/53 2,594,205 2,621,800
Pool # QF9104, 6.0000%, 3/1/53 1,903,469 1,944,247
Pool # QG1347, 6.0000%, 3/1/53 3,491,784 3,572,471
Pool # QG0818, 5.0000%, 4/1/53 1,296,425 1,277,211
Pool # SL0869, 4.5000%, 5/1/53 11,370,756 10,907,606
Pool # QG2535, 5.0000%, 5/1/53 4,223,147 4,146,011
Pool # QG2100, 5.0000%, 5/1/53 1,754,598 1,722,550
Pool # QG2019, 5.0000%, 5/1/53 1,912,647 1,878,165
Pool # QG2098, 5.0000%, 5/1/53 2,290,062 2,248,234
Pool # QG1908, 5.0000%, 5/1/53 2,776,455 2,725,742
Pool # QG2104, 5.5000%, 5/1/53 1,241,910 1,240,747
Pool # QG2537, 5.5000%, 5/1/53 2,764,602 2,762,011
Pool # SD3018, 5.5000%, 5/1/53 6,721,212 6,749,476
Pool # QG2543, 5.5000%, 5/1/53 2,325,829 2,345,215
Pool # SD2897, 5.5000%, 5/1/53 3,013,842 3,026,585
Pool # QG2539, 6.5000%, 5/1/53 3,246,515 3,362,433
Pool # QG2540, 6.5000%, 5/1/53 1,840,772 1,907,513
Pool # QG3884, 5.0000%, 6/1/53 1,811,618 1,785,592
Pool # QG3616, 5.0000%, 6/1/53 1,308,206 1,289,685
Pool # QG4266, 5.0000%, 6/1/53 1,698,809 1,668,332
Pool # QG4264, 5.0000%, 6/1/53 6,934,472 6,806,201
Pool # QG3912, 5.5000%, 6/1/53 6,916,682 6,974,334
Pool # QG6755, 5.5000%, 6/1/53 12,266,333 12,392,815
Pool # QG4267, 5.5000%, 6/1/53 2,572,136 2,571,092
Pool # SD3271, 5.5000%, 6/1/53 26,446,583 26,707,562

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
Pool # QG4340, 6.5000%, 6/1/53 $ 1,556,183 $ 1,611,747
Pool # QG3885, 6.5000%, 6/1/53 1,328,264 1,375,690
Pool # QG6538, 5.5000%, 7/1/53 1,108,580 1,120,010
Pool # QG6948, 5.5000%, 7/1/53 1,066,021 1,076,926
Pool # SD3813, 6.0000%, 7/1/53 6,488,040 6,641,243
Pool # QH2242, 5.5000%, 9/1/53 5,894,731 5,907,678
Pool # QH0826, 5.5000%, 9/1/53 4,237,773 4,280,779
Pool # QH1144, 5.5000%, 9/1/53 3,542,843 3,578,509
Pool # QH1500, 6.0000%, 9/1/53 10,142,961 10,350,389
Pool # QH2259, 6.0000%, 9/1/53 5,305,494 5,413,994
Pool # QH3309, 5.5000%, 10/1/53 1,773,391 1,777,286
Pool # QH3306, 6.0000%, 10/1/53 11,814,577 12,091,761
Pool # QH3192, 6.0000%, 10/1/53 17,008,617 17,511,342
Pool # QH4473, 6.0000%, 11/1/53 5,516,127 5,679,167
Pool # QH4373, 6.0000%, 11/1/53 9,493,207 9,773,798
Pool # QH4638, 6.0000%, 11/1/53 5,637,669 5,804,302
Pool # QH5204, 6.5000%, 11/1/53 4,391,962 4,569,216
Pool # QH6041, 5.5000%, 12/1/53 3,453,599 3,480,740
Pool # QH7549, 6.0000%, 12/1/53 3,817,478 3,895,547
Pool # QH7040, 6.0000%, 12/1/53 6,521,355 6,638,778
Pool # QH7013, 6.5000%, 12/1/53 1,986,521 2,066,695
Pool # SD5224, 6.0000%, 3/1/54 12,449,029 12,710,558
Pool # SD5223, 6.0000%, 4/1/54 7,951,512 8,118,878
Pool # QI4878, 6.0000%, 4/1/54 2,839,187 2,898,947
Pool # RJ1341, 6.0000%, 4/1/54 37,302,185 38,298,750
Pool # RJ1505, 5.0000%, 5/1/54 38,755,967 38,150,226
Pool # RJ1754, 4.5000%, 6/1/54 9,922,809 9,520,793
Pool # QI8221, 6.0000%, 6/1/54 5,378,146 5,491,347
Pool # SD5963, 6.0000%, 7/1/54 7,478,354 7,630,826
Pool # RJ2292, 5.5000%, 9/1/54 19,122,897 19,284,439
Pool # SD6558, 6.0000%, 9/1/54 15,371,062 15,694,597
Pool # RJ2649, 5.5000%, 10/1/54 73,044,565 73,650,307
Pool # SD7138, 5.0000%, 11/1/54 1,947,595 1,923,073
Pool # QJ9063, 5.0000%, 11/1/54 20,920,594 20,618,237
Pool # SD6982, 5.0000%, 11/1/54 30,984,095 30,729,432
Pool # SD6989, 5.5000%, 11/1/54 23,521,793 23,615,894
Pool # QJ9072, 6.0000%, 11/1/54 5,618,398 5,736,656
Pool # SL0367, 4.5000%, 12/1/54 29,412,022 28,185,599
Pool # RJ2853, 5.0000%, 12/1/54 139,474,769 137,718,647
Pool # SL0208, 5.0000%, 12/1/54 35,125,053 34,798,819
Pool # QX0520, 5.5000%, 12/1/54 8,105,807 8,137,541
Pool # SL0509, 4.5000%, 1/1/55 12,907,508 12,384,569
Pool # SD7344, 5.5000%, 1/1/55 39,678,811 40,004,788
Pool # SD7343, 5.5000%, 1/1/55 47,672,605 48,094,306
Pool # SL0046, 6.0000%, 1/1/55 45,787,597 46,751,348
Pool # RJ3274, 5.5000%, 2/1/55 35,320,906 35,605,615
Pool # SL0335, 5.5000%, 2/1/55 112,777,456 113,102,788
Pool # SL1146, 5.0000%, 3/1/55 49,996,900 49,113,825
Pool # QX7566, 5.5000%, 3/1/55 56,990,064 57,058,087
FHLMC, REMIC
SOFR30A + 0.4645%, 4.8092%, 2/15/32
‡
11,190 11,107
SOFR30A + 0.7645%, 5.1092%, 3/15/32
‡
20,714 20,635
SOFR30A + 0.6145%, 4.9592%, 7/15/32
‡
2,705 2,719

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2025
8 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC, REMIC - (continued)
SOFR30A + 0.5145%, 4.8592%, 1/15/33
‡
$ 13,933 $ 13,794
SOFR30A + 0.3645%, 4.7092%, 9/15/35
‡
10,012 9,901
SOFR30A + 0.7045%, 5.0492%, 10/15/37
‡
46,473 46,077
SOFR30A + 0.4145%, 4.7592%, 8/15/40
‡
10,524 10,556
SOFR30A + 0.6145%, 4.9592%, 9/15/40
‡
46,408 45,908
Finance of America Structured Securities Trust
3.5000%, 4/25/74 (144A) 21,290,238 20,392,016
3.5000%, 2/25/75 (144A) 21,977,724 20,970,608
FNMA , SOFR30A + 3.3000% , 7.6537% , 11/25/41 (144A)
‡
1,150,000 1,170,125
FNMA UMBS
Pool # AS7643, 2.5000%, 8/1/31 9,477 9,090
Pool # AS8207, 2.5000%, 10/1/31 10,874 10,429
Pool # BM1036, 2.5000%, 2/1/32 9,561 9,170
Pool # BO7717, 3.0000%, 11/1/34 44,360 42,609
Pool # BO5957, 3.0000%, 12/1/34 46,906 44,963
Pool # AB7563, 3.0000%, 1/1/43 176,628 160,591
Pool # AB9341, 3.0000%, 5/1/43 961,751 873,895
Pool # AL6842, 4.0000%, 5/1/45 647,858 620,987
Pool # AZ0869, 4.0000%, 7/1/45 545,031 518,963
Pool # BC0870, 3.5000%, 1/1/46 38,779 35,780
Pool # AS6811, 3.0000%, 3/1/46 1,430,999 1,272,216
Pool # AS7492, 4.0000%, 7/1/46 1,118,471 1,062,291
Pool # AS8649, 3.0000%, 1/1/47 320,516 284,952
Pool # BD2453, 3.0000%, 1/1/47 72,046 64,242
Pool # BE3616, 4.0000%, 5/1/47 244,608 232,465
Pool # CA0108, 3.5000%, 8/1/47 113,639 105,370
Pool # MA3149, 4.0000%, 10/1/47 1,334,379 1,264,076
Pool # CA0706, 4.0000%, 11/1/47 5,905,475 5,594,691
Pool # BM3282, 3.5000%, 12/1/47 125,135 116,030
Pool # CA4646, 3.0000%, 2/1/48 445,561 398,329
Pool # BJ9181, 5.0000%, 5/1/48 1,264,430 1,261,240
Pool # CA1931, 4.5000%, 6/1/48 1,511,142 1,466,812
Pool # MA3415, 4.0000%, 7/1/48 1,632,842 1,543,065
Pool # BK9507, 4.0000%, 10/1/48 632,035 597,597
Pool # MA3496, 4.5000%, 10/1/48 3,121,940 3,030,356
Pool # MA3521, 4.0000%, 11/1/48 1,916,244 1,810,885
Pool # BN3899, 4.0000%, 12/1/48 289,060 273,167
Pool # BN4541, 4.0000%, 2/1/49 892,835 843,745
Pool # FM1598, 4.0000%, 2/1/49 1,082,171 1,022,671
Pool # MA3687, 4.0000%, 6/1/49 245,599 231,589
Pool # CA3683, 4.5000%, 6/1/49 115,173 111,656
Pool # MA3694, 4.5000%, 7/1/49 4,980 4,828
Pool # BJ8459, 3.0000%, 8/1/49 106,207 92,294
Pool # BO4113, 3.0000%, 8/1/49 92,989 80,807
Pool # BO1857, 4.5000%, 8/1/49 43,418 42,096
Pool # CA4035, 4.5000%, 8/1/49 183,696 178,087
Pool # BO2983, 3.0000%, 9/1/49 198,677 176,801
Pool # FM1540, 4.0000%, 9/1/49 3,786,288 3,570,473
Pool # CA4185, 4.5000%, 9/1/49 185,198 179,544
Pool # FM3447, 4.0000%, 11/1/49 379,949 358,598
Pool # FS2135, 4.0000%, 11/1/49 4,298,560 4,062,216
Pool # BO9819, 4.5000%, 12/1/49 280,948 272,385
Pool # FM7479, 4.5000%, 1/1/50 6,429,970 6,241,343

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # MA3908, 4.5000%, 1/1/50 $ 257,517 $ 249,675
Pool # FM5036, 4.0000%, 3/1/50 3,217,322 3,040,428
Pool # FM9138, 4.0000%, 3/1/50 1,286,852 1,216,098
Pool # FS0088, 4.0000%, 3/1/50 6,293,513 5,950,595
Pool # FM7840, 4.0000%, 4/1/50 24,942,012 23,519,264
Pool # CA5573, 4.0000%, 4/1/50 1,630,559 1,533,698
Pool # BP1500, 3.0000%, 5/1/50 2,334,548 2,073,352
Pool # MA4026, 4.0000%, 5/1/50 3,573,401 3,365,534
Pool # MA4056, 4.0000%, 6/1/50 3,453,893 3,248,170
Pool # CA6382, 4.5000%, 7/1/50 936,704 906,844
Pool # FM5076, 4.0000%, 8/1/50 1,854,078 1,743,937
Pool # FM4738, 4.0000%, 9/1/50 19,001,465 17,869,686
Pool # FM4129, 4.0000%, 9/1/50 7,093,117 6,688,510
Pool # FM5350, 4.5000%, 9/1/50 14,018,522 13,591,603
Pool # FS1578, 4.0000%, 10/1/50 6,341,322 5,984,973
Pool # CA7849, 4.5000%, 10/1/50 2,175,550 2,109,296
Pool # FS8681, 4.5000%, 10/1/50 29,891,257 29,014,381
Pool # FS2713, 4.5000%, 10/1/50 3,972,501 3,855,966
Pool # FS5818, 4.5000%, 10/1/50 12,234,605 11,862,014
Pool # FS5362, 4.5000%, 12/1/50 11,954,766 11,590,697
Pool # FM7725, 4.5000%, 12/1/50 1,286,813 1,245,775
Pool # FM7031, 4.0000%, 1/1/51 3,891,951 3,669,946
Pool # FS9239, 4.5000%, 1/1/51 25,858,239 25,099,674
Pool # FS8335, 4.5000%, 1/1/51 31,815,644 30,882,315
Pool # FS8709, 4.5000%, 1/1/51 20,038,947 19,451,094
Pool # FM7460, 4.0000%, 3/1/51 114,097,811 107,589,420
Pool # FS2548, 4.0000%, 3/1/51 319,047 300,848
Pool # FS2546, 4.0000%, 3/1/51 159,276 150,518
Pool # FS6382, 4.0000%, 8/1/51 22,442,136 21,208,222
Pool # FS7225, 4.0000%, 8/1/51 24,191,379 22,861,287
Pool # FA0603, 4.5000%, 9/1/51 34,721,661 33,703,083
Pool # FS5028, 4.0000%, 10/1/51 21,630,208 20,396,373
Pool # FS3001, 4.0000%, 10/1/51 2,297,203 2,166,165
Pool # FS4781, 4.0000%, 10/1/51 24,296,581 22,910,651
Pool # FS1133, 4.0000%, 10/1/51 122,416,499 115,433,593
Pool # FS6662, 4.0000%, 10/1/51 11,247,421 10,605,843
Pool # CB2681, 3.5000%, 1/1/52 1,861,616 1,707,977
Pool # CB2907, 3.5000%, 2/1/52 4,785,071 4,389,789
Pool # BV5379, 3.0000%, 4/1/52 3,613,730 3,176,313
Pool # BV5393, 3.5000%, 4/1/52 3,213,624 2,945,620
Pool # BV8484, 3.5000%, 4/1/52 1,060,409 971,975
Pool # BV4203, 3.5000%, 4/1/52 1,118,943 1,025,711
Pool # BV5394, 3.5000%, 4/1/52 3,018,836 2,763,139
Pool # FS1869, 3.5000%, 4/1/52 4,390,595 4,021,730
Pool # BV8485, 3.5000%, 4/1/52 974,491 891,951
Pool # FS1640, 4.0000%, 4/1/52 2,282,006 2,149,061
Pool # BW0081, 4.5000%, 4/1/52 231,799 222,387
Pool # BW0072, 4.5000%, 4/1/52 202,448 194,228
Pool # BV7632, 4.5000%, 4/1/52 487,247 467,538
Pool # BV6879, 4.5000%, 4/1/52 410,179 393,587
Pool # BV7131, 4.5000%, 4/1/52 130,381 125,091
Pool # BV7132, 4.5000%, 4/1/52 255,088 244,730
Pool # FS1666, 3.5000%, 5/1/52 20,648,098 18,911,800

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2025
10 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # BV8544, 3.5000%, 5/1/52 $ 3,247,494 $ 2,972,188
Pool # FS7613, 4.5000%, 5/1/52 11,769,473 11,411,047
Pool # BW0343, 4.5000%, 5/1/52 706,422 677,737
Pool # CB3837, 3.5000%, 6/1/52 19,057,166 17,451,696
Pool # FS2144, 3.5000%, 6/1/52 10,906,215 10,002,122
Pool # FS7541, 4.0000%, 6/1/52 13,247,550 12,491,880
Pool # BT8185, 4.5000%, 6/1/52 19,842,373 19,031,152
Pool # BW2174, 4.5000%, 6/1/52 11,383,108 10,917,730
Pool # CB4329, 3.5000%, 7/1/52 463,721 425,244
Pool # CB4076, 3.5000%, 7/1/52 2,800,010 2,564,123
Pool # BW0972, 4.5000%, 7/1/52 1,993,598 1,916,084
Pool # CB4320, 3.5000%, 8/1/52 941,679 862,274
Pool # BW6314, 5.5000%, 8/1/52 4,315,277 4,349,994
Pool # CB5580, 4.5000%, 10/1/52 33,108,276 31,734,225
Pool # BX0984, 4.5000%, 10/1/52 15,260,786 14,629,797
Pool # FS3246, 5.5000%, 11/1/52 4,736,273 4,797,996
Pool # BX0804, 5.5000%, 11/1/52 1,151,239 1,164,342
Pool # BX0421, 5.5000%, 11/1/52 11,105,952 11,190,853
Pool # BX0419, 5.5000%, 11/1/52 5,162,121 5,177,441
Pool # BW7489, 6.0000%, 11/1/52 620,130 634,331
Pool # FS8486, 4.5000%, 12/1/52 7,712,704 7,392,614
Pool # BX0130, 6.0000%, 12/1/52 1,366,097 1,397,380
Pool # BT8051, 5.5000%, 1/1/53 1,404,594 1,422,943
Pool # BX3248, 6.0000%, 1/1/53 3,165,307 3,237,789
Pool # FS3661, 6.0000%, 1/1/53 7,205,629 7,367,095
Pool # BX6266, 6.0000%, 1/1/53 7,370,581 7,529,457
Pool # BX5075, 6.0000%, 1/1/53 9,197,402 9,403,500
Pool # BX6124, 6.5000%, 1/1/53 3,982,317 4,149,423
Pool # FS3883, 4.5000%, 2/1/53 32,118,671 30,863,115
Pool # BX4791, 5.5000%, 2/1/53 2,702,163 2,700,133
Pool # BW7371, 5.5000%, 2/1/53 30,509,005 30,901,650
Pool # BX6955, 6.0000%, 2/1/53 2,897,844 2,956,552
Pool # BX7685, 6.0000%, 2/1/53 2,119,251 2,164,651
Pool # BX4784, 5.0000%, 3/1/53 2,835,952 2,785,471
Pool # BX4782, 5.5000%, 3/1/53 4,656,834 4,653,334
Pool # BX8072, 5.5000%, 3/1/53 1,887,748 1,903,739
Pool # BX5986, 5.5000%, 3/1/53 5,008,303 5,061,170
Pool # BX7860, 5.5000%, 3/1/53 1,393,950 1,405,853
Pool # BX9422, 5.5000%, 3/1/53 4,204,308 4,204,574
Pool # BX9326, 5.5000%, 3/1/53 4,495,736 4,533,820
Pool # BX8700, 5.5000%, 3/1/53 3,741,710 3,777,941
Pool # BX8585, 6.0000%, 3/1/53 3,246,395 3,298,681
Pool # BY0905, 6.0000%, 3/1/53 2,716,988 2,779,771
Pool # BY0782, 5.5000%, 4/1/53 748,298 754,586
Pool # BY0251, 6.0000%, 4/1/53 1,235,183 1,262,965
Pool # BX8340, 6.0000%, 4/1/53 4,168,202 4,261,955
Pool # BX4859, 5.0000%, 5/1/53 1,490,231 1,463,358
Pool # BY0330, 5.0000%, 5/1/53 2,768,137 2,718,220
Pool # BY0866, 5.5000%, 5/1/53 711,730 717,662
Pool # BY1896, 5.5000%, 5/1/53 1,377,145 1,388,624
Pool # BY0332, 5.5000%, 5/1/53 1,376,535 1,375,331
Pool # BY0540, 6.0000%, 5/1/53 5,121,785 5,225,548
Pool # BY0335, 6.0000%, 5/1/53 4,238,853 4,308,283

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # BY0334, 6.0000%, 5/1/53 $ 11,525,662 $ 11,758,312
Pool # BY0338, 6.5000%, 5/1/53 2,481,193 2,571,154
Pool # BY0327, 6.5000%, 5/1/53 1,528,062 1,573,867
Pool # BY0337, 6.5000%, 5/1/53 7,341,565 7,603,699
Pool # FS9476, 4.0000%, 6/1/53 20,438,749 19,124,985
Pool # FS6257, 4.0000%, 6/1/53 27,255,458 25,511,963
Pool # BY0350, 5.0000%, 6/1/53 5,610,124 5,506,350
Pool # BY0360, 5.5000%, 6/1/53 1,442,912 1,441,471
Pool # BY0361, 6.5000%, 6/1/53 1,739,837 1,799,385
Pool # FA1287, 4.5000%, 7/1/53 9,801,758 9,405,684
Pool # FS9027, 5.5000%, 7/1/53 47,080,530 47,545,287
Pool # BY4134, 5.5000%, 7/1/53 11,769,588 11,769,846
Pool # FS6355, 5.0000%, 8/1/53 53,483,040 52,713,957
Pool # BY8533, 6.5000%, 8/1/53 2,334,148 2,420,013
Pool # FS8881, 4.5000%, 9/1/53 43,232,058 41,915,474
Pool # BY5913, 5.5000%, 9/1/53 2,350,115 2,372,577
Pool # CB7112, 5.5000%, 9/1/53 21,024,218 21,218,292
Pool # DA1456, 5.5000%, 9/1/53 6,630,883 6,645,446
Pool # DA0026, 6.0000%, 9/1/53 9,566,350 9,738,601
Pool # DA1468, 6.0000%, 9/1/53 6,337,848 6,486,542
Pool # DA0036, 6.5000%, 9/1/53 3,254,220 3,373,931
Pool # DA1511, 5.5000%, 10/1/53 2,673,270 2,679,065
Pool # DA3522, 5.5000%, 10/1/53 933,177 935,200
Pool # DA3538, 6.0000%, 10/1/53 2,593,502 2,646,541
Pool # DA1525, 6.0000%, 10/1/53 18,839,461 19,178,682
Pool # DA3549, 6.5000%, 10/1/53 4,129,533 4,296,196
Pool # DA5019, 6.5000%, 11/1/53 5,347,102 5,543,802
Pool # DA5072, 6.5000%, 11/1/53 4,839,908 5,017,951
Pool # FS6236, 6.5000%, 11/1/53 12,636,803 13,111,073
Pool # FS7117, 6.5000%, 2/1/54 12,006,404 12,457,014
Pool # CB8119, 5.0000%, 3/1/54 41,270,539 40,625,496
Pool # CB8221, 5.5000%, 3/1/54 17,652,150 17,684,253
Pool # FS7397, 6.0000%, 3/1/54 8,342,341 8,517,933
Pool # DB3056, 5.5000%, 5/1/54 1,592,747 1,603,247
Pool # DB4017, 6.0000%, 5/1/54 7,903,247 8,069,597
Pool # CB8543, 6.0000%, 5/1/54 36,735,147 37,716,563
Pool # FS8308, 5.0000%, 6/1/54 39,549,473 38,931,330
Pool # CB8694, 6.0000%, 6/1/54 37,331,274 38,596,979
Pool # FS8717, 6.0000%, 7/1/54 15,433,360 15,758,206
Pool # FS8993, 6.0000%, 7/1/54 83,251,532 85,000,481
Pool # FS9022, 5.5000%, 8/1/54 83,606,324 83,873,396
Pool # FS9880, 4.5000%, 9/1/54 21,829,131 20,944,738
Pool # BU4910, 5.5000%, 9/1/54 19,086,929 19,229,739
Pool # FS9116, 6.0000%, 9/1/54 19,930,292 20,349,791
Pool # FA0198, 5.5000%, 10/1/54 68,494,808 69,084,021
Pool # FS9794, 5.0000%, 11/1/54 37,107,259 36,774,683
Pool # FS9909, 5.0000%, 11/1/54 15,143,836 15,008,108
Pool # FS9788, 5.5000%, 11/1/54 33,296,515 33,429,721
Pool # CB9430, 5.5000%, 11/1/54 192,818,802 193,048,951
Pool # FS9779, 5.5000%, 11/1/54 46,461,571 46,885,730
Pool # FA0654, 4.5000%, 12/1/54 10,103,280 9,681,993
Pool # FA0122, 4.5000%, 12/1/54 16,369,845 15,706,632
Pool # DC7015, 5.5000%, 12/1/54 6,436,146 6,461,344

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2025
12 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
Pool # CB9613, 5.5000%, 12/1/54 $ 49,617,980 $ 49,677,204
Pool # FA0787, 4.5000%, 1/1/55 9,004,381 8,639,575
Pool # FA0635, 5.0000%, 1/1/55 34,007,968 33,407,299
Pool # FA0573, 5.0000%, 1/1/55 65,400,725 64,814,567
Pool # FA0576, 5.5000%, 1/1/55 38,113,822 38,457,799
Pool # FA0574, 5.5000%, 1/1/55 74,959,916 75,750,078
Pool # FA0470, 6.0000%, 1/1/55 14,102,361 14,399,192
Pool # FA0627, 5.5000%, 2/1/55 25,472,301 25,683,537
FNMA, Other
Pool # AB9283, 3.0000%, 4/1/38 139,025 126,312
Pool # AB6280, 3.0000%, 9/1/42 216,233 195,568
Pool # MA1229, 3.0000%, 10/1/42 150,201 136,572
Pool # MA1327, 3.0000%, 1/1/43 263,754 238,548
Pool # AR9225, 3.0000%, 3/1/43 350,316 316,587
Pool # MA1447, 3.0000%, 5/1/43 81,428 73,588
Pool # AS8547, 3.0000%, 11/1/46 72,947 64,482
Pool # BF0167, 3.0000%, 2/1/57 1,446,579 1,238,656
Pool # BF0226, 3.5000%, 1/1/58 23,664,612 21,550,478
Pool # BF0646, 2.5000%, 6/1/62 51,022,235 41,925,418
Pool # BF0698, 3.5000%, 12/1/62 36,889,666 32,986,609
Pool # BF0713, 4.0000%, 3/1/63 23,652,911 21,980,391
Pool # BF0731, 2.5000%, 6/1/63 16,400,215 13,476,200
Pool # BF0783, 3.5000%, 12/1/63 13,600,521 12,159,849
Pool # BF0801, 2.5000%, 4/1/64 20,761,236 17,089,205
Pool # BF0806, 3.5000%, 4/1/64 18,982,964 17,001,566
Pool # BF0807, 3.5000%, 4/1/64 24,817,329 22,173,099
FNMA, REMIC
3.0000%, 7/25/28 311,729 305,405
SOFR30A + 0.5145%, 4.8682%, 4/25/32
‡
19,218 18,995
SOFR30A + 0.6645%, 5.0182%, 4/25/32
‡
8,492 8,461
SOFR30A + 0.6145%, 4.9682%, 9/25/33
‡
10,796 10,740
SOFR30A + 0.4145%, 4.7682%, 10/25/35
‡
16,269 15,991
SOFR30A + 0.4645%, 4.8182%, 4/25/36
‡
60,073 59,127
SOFR30A + 0.6345%, 4.9882%, 9/25/37
‡
15,266 15,136
SOFR30A + 0.5145%, 4.8682%, 9/25/40
‡
7,235 7,172
SOFR30A + 53.7407%, 6.0482%, 10/25/40
‡
41,248 61,013
SOFR30A + 0.5445%, 4.8982%, 11/25/40
‡
10,452 10,352
SOFR30A + 0.5145%, 4.8682%, 9/25/42
‡
8,308 8,195
SOFR30A + 0.4645%, 4.8182%, 10/25/42
‡
100,548 98,230
SOFR30A + 3.8855%, 0.0000%, 11/25/42
‡
473,554 243,867
SOFR30A + 0.6145%, 4.9682%, 2/25/43
‡
26,012 25,689
SOFR30A + 0.8000%, 5.1537%, 9/25/52
‡
9,176,491 8,916,631
SOFR30A + 1.1000%, 5.4537%, 3/25/55
‡
162,769,758 161,757,744
SOFR30A + 1.2000%, 5.5537%, 3/25/55
‡
52,816,575 52,576,109
3.5000%, 1/25/61
~
19,485,844 4,150,222
FNMA/FHLMC UMBS, 30 Year, Single Family
2.0000%, TBA, 30 Year Maturity
^
376,104,255 298,183,352
2.5000%, TBA, 30 Year Maturity
^
1,622,789,894 1,348,695,813
3.0000%, TBA, 30 Year Maturity
^
827,620,354 717,515,397
3.5000%, TBA, 30 Year Maturity
^
82,500,000 74,420,115
4.5000%, TBA, 30 Year Maturity
^
36,400,000 34,801,276
6.0000%, TBA, 30 Year Maturity
^
360,000,000 365,169,600
6.5000%, TBA, 30 Year Maturity
^
132,991,000 136,954,132

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FREMF Mortgage Trust , SOFR30A + 6.1145% , 10.4481% , 9/25/29 (144A)
‡
$ 789,970 $ 720,698
Galaxy Senior Participation Interest Trust 1 , 0.0000% , 7/31/26
¢,‡
14,638,258 14,716,515
GNMA
CME Term SOFR 1 Month + 0.5145%, 4.8354%, 8/16/29
‡
4,330 4,344
CME Term SOFR 1 Month + 0.5145%, 4.8331%, 7/20/34
‡
29,051 28,719
CME Term SOFR 1 Month + 0.4145%, 4.7354%, 8/16/34
‡
21,207 20,945
CME Term SOFR 1 Month + 0.3145%, 4.6331%, 6/20/35
‡
17,404 17,075
CME Term SOFR 1 Month + 0.2645%, 4.5831%, 8/20/35
‡
21,068 20,607
CME Term SOFR 1 Month + 0.4145%, 4.7331%, 4/20/37
‡
7,677 7,536
CME Term SOFR 1 Month + 0.4245%, 4.7431%, 6/20/37
‡
21,068 20,707
CME Term SOFR 1 Month + 0.4345%, 4.7531%, 7/20/37
‡
32,755 32,224
CME Term SOFR 1 Month + 0.6145%, 4.9331%, 10/20/37
‡
10,864 10,759
CME Term SOFR 1 Month + 0.6145%, 4.9331%, 10/20/37
‡
25,898 25,522
CME Term SOFR 1 Month + 0.6145%, 4.9331%, 2/20/38
‡
42,691 42,266
CME Term SOFR 1 Month + 0.6145%, 4.9331%, 2/20/38
‡
20,948 20,745
CME Term SOFR 1 Month + 0.7145%, 5.0354%, 1/16/40
‡
7,354 7,308
CME Term SOFR 1 Month + 0.4645%, 4.7831%, 6/20/40
‡
416 412
CME Term SOFR 1 Month + 0.5445%, 4.8654%, 10/16/40
‡
26,844 26,686
0.0000%, 5/16/41
§
3,503,534 2,666,973
CME Term SOFR 1 Month + 0.4145%, 4.7331%, 7/20/41
‡
13,152 13,056
SOFR30A + 1.3000%, 5.6501%, 8/20/53
‡
5,851,957 5,864,361
GNMA II, 30 Year
Pool # MA5021, 4.5000%, 2/20/48 982,671 961,164
Pool # MA5192, 4.0000%, 5/20/48 230,963 218,369
Pool # MA5264, 4.0000%, 6/20/48 773,367 731,197
Pool # BF6874, 4.5000%, 7/20/48 128,899 125,368
Pool # BK5879, 4.5000%, 11/20/48 143,216 139,487
Pool # BK6072, 5.0000%, 1/20/49 9,280 9,202
GNMA II, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
^
25,296,414 21,545,361
3.0000%, TBA, 30 Year Maturity
^
175,024,962 154,984,254
3.5000%, TBA, 30 Year Maturity
^
138,246,377 125,568,908
4.0000%, TBA, 30 Year Maturity
^
107,413,688 99,943,496
4.5000%, TBA, 30 Year Maturity
^
242,461,488 231,969,694
5.0000%, TBA, 30 Year Maturity
^
336,146,194 329,620,252
5.5000%, TBA, 30 Year Maturity
^
237,444,000 237,216,291
GNMA II, Other
Pool # MA5753, 4.0000%, 2/20/49 147,574 135,856
Pool # MA5866, 4.0000%, 4/20/49 141,615 130,978
Homeward Opportunities Fund Trust
7.1200%, 7/25/29 (144A)
Ç
17,261,000 17,330,405
5.4760%, 3/25/40 (144A)
Ç
12,500,000 12,490,715
J.P. Morgan Mortgage Trust
3.0000%, 6/25/45 (144A)
‡
494,949 422,130
6.0190%, 6/25/54 (144A)
Ç
3,355,451 3,379,524
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 6.6911%, 10/25/57 (144A)
‡
14,414,412 14,683,825
CME Term SOFR 1 Month + 2.6145%, 6.9411%, 10/25/57 (144A)
‡
2,114,299 2,153,508
LHOME Mortgage Trust
7.0170%, 1/25/29 (144A)
Ç
6,341,000 6,386,090
7.1280%, 3/25/29 (144A)
Ç
5,293,684 5,349,547
6.9000%, 5/25/29 (144A)
Ç
9,960,000 10,071,115
6.0920%, 7/25/39 (144A)
Ç
6,870,000 6,859,569
5.7510%, 9/25/39 (144A)
Ç
9,325,000 9,279,693

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2025
14 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Mello Mortgage Capital Acceptance , 4.0000% , 4/25/54 (144A)
Ç
$ 8,174,791 $ 7,963,420
MHC Commercial Mortgage Trust , CME Term SOFR 1 Month + 0.9154% ,
5.2374% , 4/15/38 (144A)
‡
586,117 584,707
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
2,750,000 2,777,286
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32 (144A)
Ç
42,912,515 43,073,540
PRET LLC , 0.0000% , 4/25/55 (144A)
Ç
12,790,000 12,789,997
PRET Trust
4.0000%, 8/25/64 (144A)
Ç
7,031,000 6,750,747
4.0000%, 7/25/69 (144A)
Ç
16,292,750 15,639,241
PRPM LLC
3.7500%, 3/25/54 (144A)
Ç
2,629,238 2,544,284
3.2500%, 4/26/55 (144A) 6,800,000 6,438,840
RCKT Mortgage Trust
6.5150%, 6/25/43 (144A)
‡
5,649,580 5,680,490
6.0470%, 8/25/44 (144A)
Ç
10,814,521 10,918,345
5.1580%, 10/25/44 (144A)
Ç
14,137,202 14,092,064
5.4896%, 11/25/44 (144A)
Ç
6,843,334 6,861,904
5.6830%, 12/25/44 (144A)
Ç
10,545,026 10,552,816
5.6530%, 1/25/45 (144A)
Ç
5,775,277 5,810,779
Reach ABS Trust , 6.3000% , 2/18/31 (144A) 1,973,967 1,981,070
Saluda Grade Alternative Mortgage Trust
7.0000%, 4/25/29 (144A)
Ç
13,041,070 12,913,137
7.5000%, 2/25/30 (144A)
Ç
12,445,279 12,451,101
7.7620%, 4/25/30 (144A)
Ç
8,254,619 8,319,296
7.4390%, 7/25/30 (144A)
Ç
15,216,666 15,283,181
Sequoia Mortgage Trust
2.5000%, 5/25/43 (144A)
‡
697,677 604,101
4.0000%, 9/25/49 (144A)
‡
84,712 76,945
SREIT Trust , CME Term SOFR 1 Month + 1.1943% , 5.5161% , 11/15/38 (144A)
‡
4,194,207 4,162,920
Vontive Mortgage Trust , 6.5070% , 3/25/30 (144A)
Ç
15,444,000 15,566,018
Total Mortgage-Backed Securities (cost $9,249,778,669) 9,292,276,371
Investment Companies - 1.8%
Money Market Funds - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 4.3351%
£,∞
(cost $98,092,812) 98,073,197 98,092,812
Total Investments (total cost $ 9,667,304,590 ) - 178.7% 9,712,316,676
Liabilities, net of Cash, Receivables and Other Assets - (78.7%) (4,276,243,572)
Net Assets - 100.0% $5,436,073,104
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 9,711,497,411 100.0%
Cayman Islands 819,265 0.0
Total $9,712,316,676 100.0%

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (46.9)%
Mortgage-Backed Securities - (46.9)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.5000%, TBA, 30 Year Maturity
^
$ (236,653,000) $ (213,475,678)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.0000%, TBA, 30 Year Maturity
^
(575,916,155) (536,475,689)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
^
(484,242,390) (462,973,980)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.0000%, TBA, 30 Year Maturity
^
(349,233,000) (341,871,867)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
^
(728,305,851) (726,615,453)
FNMA/FHLMC UMBS, 30 Year, Single Family, 6.0000%, TBA, 30 Year Maturity
^
(253,280,000) (256,917,101)
GNMA II, 30 Year, Single Family, 6.5000%, TBA, 30 Year Maturity
^
(9,700,000) (9,915,243)
Total Securities Sold Short (proceeds $2,530,326,513) $ (2,548,245,011)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (2,548,245,011) 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/25
............. Shares
Held at
4/30/25
Dividend
Income
Investment Company - 1.8%
Money Market Funds - 1.8%
Janus Henderson Cash
Liquidity Fund LLC,
4.3351%
∞
$ 199,745,278 $ 2,596,651,123 $ (2,698,303,589) $ – $ – $ 98,092,812 98,073,197 $ 2,919,111
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash
Collateral Fund LLC,
4.2679%
∞
– 457,586 (457,586) – – – – 158
Δ
Total Affiliated Investments
- 1.8% $199,745,278 $2,597,108,709 $(2,698,761,175) $– $– $98,092,812 $2,919,269

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2025
16 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2025.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2025.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 5 Year Notes 1,725 6/30/25 $ 188,361,915 $ 704,086
Total - Futures Long 704,086
Futures Short:
U.S. Treasury 10 Year Notes 1,093 6/18/25 (122,655,094) (1,745,999)
U.S. Treasury 10 Year Ultra Bond 452 6/18/25 (51,859,938) (231,229)
U.S. Treasury 2 Year Notes 531 6/30/25 (110,526,821) (128,982)
U.S. Treasury Ultra Bond 795 6/18/25 (96,219,844) 382,238
Total - Futures Short (1,723,972)
Total $(1,019,886)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2025
Interest Rate
Contracts Total
Asset Derivatives:
*
Futures contracts $ 1,086,324 $ 1,086,324
Total Asset Derivatives $ 1,086,324 $ 1,086,324
Liability Derivatives:
*
Futures contracts 2,106,210 2,106,210
Total Liability Derivatives $ 2,106,210 $ 2,106,210
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $ — $ (15,482,770) $ (15,482,770)
Swap contracts (2,291,279) — (2,291,279)
Total $ (2,291,279) $ (15,482,770) $ (17,774,049)

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $ — $ 8,162,659 $ 8,162,659
Swap contracts 689,896 — 689,896
Total $ 689,896 $ 8,162,659 $ 8,852,555
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2025
Futures contracts:
Average notional amount of contracts - long $702,719,217
Average notional amount of contracts - short 272,501,056

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
18 April 30, 2025
CME Chicago Mercantile Exchange
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended April 30, 2025 is
$14,716,515, which represents 0.3% of net assets.
∞ Rate shown is the 7-day yield as of April 30, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2025 is $1,021,957,870 which represents 18.8% of net assets.
~ IO – Interest Only
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
Janus Detroit Street Trust 19
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 312,749,518 $ — $ 312,749,518
Corporate Bond — 9,197,975 — 9,197,975
Mortgage-Backed Securities — 9,277,559,856 14,716,515 9,292,276,371
Investment Companies — 98,092,812 — 98,092,812
Total Investments in Securities $ — $ 9,697,600,161 $ 14,716,515 $ 9,712,316,676
Other Financial Instruments
(a)
:
Futures Contracts $ 1,086,324 $ — $ — $ 1,086,324
Total Assets $ 1,086,324 $ 9,697,600,161 $ 14,716,515 $ 9,713,403,000
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 2,548,245,011 $ — $ 2,548,245,011
Other Financial Instruments
(a)
:
Futures Contracts $ 2,106,210 $ — $ — $ 2,106,210
Total Liabilities $ 2,106,210 $ 2,548,245,011 $ — $ 2,550,351,221
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Mortgage-Backed Securities ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2025
20 April 30, 2025
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $9,569,211,778) $ 9,614,223,864
Affiliated investments, at value (cost $98,092,812) 98,092,812
Cash 6,116,531
Due from broker for futures 6,540,000
Receivable for variation margin on futures contracts 617,728
Receivables:
TBA investments sold 3,061,604,473
Interest 19,821,529
Collateral for To be Announced Transactions 260,692
Total Assets 12,807,277,629
Liabilities:
TBA sales commitments, at value (proceeds $2,530,326,513) 2,548,245,011
Payables:
Investments purchased 142,584,502
TBA investments purchased 4,679,448,984
Management fees 926,028
Total Liabilities 7,371,204,525
Commitments and contingent liabilities
Net Assets $ 5,436,073,104
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 5,557,340,840
Total distributable earnings (loss) (121,267,736)
Total Net Assets $ 5,436,073,104
Net Assets $ 5,436,073,104
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 120,650,000
Net Asset Value Per Share $ 45 .06

Janus Henderson Mortgage-Backed Securities ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2025
Janus Detroit Street Trust 21
See Notes to Financial Statements.
Investment Income:
Interest $ 129,151,578
Dividends from affiliates 2,919,111
Affiliated securities lending income, net     158
Unaffiliated securities lending income, net 41
Total Investment Income 132,070,888
Expenses:
Management Fees 5,225,501
Total Expenses 5,225,501
Net Investment Income/(Loss) 126,845,387
Net Realized Gain/(Loss) on Investments:
Investments $ 1,706,148
TBA sales commitments (60,080,989)
Futures contracts (15,482,770)
Swap contracts (2,291,279)
Total Net Realized Gain/(Loss) on Investments $ (76,148,890)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 134,789,086
TBA sales commitments (41,801,626)
Futures contracts 8,162,659
Swap contracts 689,896
Total Change in Unrealized Net Appreciation/Depreciation $ 101,840,015
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 152,536,512

Janus Henderson Mortgage-Backed Securities ETF
Statements of Changes in Net Assets
22 April 30, 2025
See Notes to Financial Statements.
Period Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Operations:
Net investment income/(loss) $ 126,845,387 $ 209,652,872
Net realized gain/(loss) on investments (76,148,890) 86,182,589
Change in unrealized net appreciation/depreciation 101,840,015 39,656,277
Net Increase/(Decrease) in Net Assets Resulting from Operations 152,536,512 335,491,738
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (138,373,317) (194,947,817)
Net Decrease from Dividends and Distributions to Shareholders (138,373,317) (194,947,817)
Capital Share Transactions 722,796,289 2,552,451,886
Net Increase/(Decrease) in Net Assets 736,959,484 2,692,995,807
Net Assets: — —
Beginning of Period   4,699,113,620 2,006,117,813
End of Period $ 5,436,073,104 $ 4,699,113,620

Janus Henderson Mortgage-Backed Securities ETF
Financial Highlights
Janus Detroit Street Trust 23
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2025 (unaudited) and each year or period ended
October 31 2025 2024 2023 2022 2021 2020
Net Asset Value, Beginning of Period $44.97 $42.17 $44.25 $52.94 $53.58 $52.62
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(1)
1.16 2.42 2.18 0.92 0.66 1.22
Net realized and unrealized gain/(loss) 0.21 2.68 (2.33) (8.73) (0.19) 1.51
Total from Investment Operations 1.37 5.10 (0.15) (7.81) 0.47 2.73
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (1.28) (2.30) (1.93) (0.88) (1.00) (1.77)
Distributions (from capital gains) — — — — (0.11) —
Total Dividends and Distributions (1.28) (2.30) (1.93) (0.88) (1.11) (1.77)
Net Asset Value, End of Period $45.06 $44.97 $42.17 $44.25 $52.94 $53.58
Total Return
*
3.10% 12.23% (0.57)% (14.89)% 0.88% 5.30%
(2)
Net assets, End of Period (in thousands) $5,436,073 $4,699,114 $2,006,118 $776,603 $848,374 $578,645
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.22% 0.22% 0.26% 0.28% 0.28% 0.32%
Ratio of Net Investment Income/(Loss) 5.22% 5.37% 4.83% 1.86% 1.24% 2.31%
Portfolio Turnover Rate
(3)(4)
52% 57% 48% 143% 162% 300%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Per share amounts are calculated based on average shares outstanding during the year or period.
(2) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2025
1. Organization and Significant Accounting Policies
Janus Henderson Mortgage-Backed Securities ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fourteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks a high level of total return consisting of income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the
Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period:
Financial assets of $14,716,515 were transferred out of Level 2 into Level 3 since the current market for the securities'
previously quoted prices are now considered inactive.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2025
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2025
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for hedging purposes. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third-party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the period, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
There were no credit default swaps held as of April 30, 2025.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2025
one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 31
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Fund enters into a Master Securities Forward
Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the
Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Fund’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
32 April 30, 2025
foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 33
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of April 30, 2025.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was 0.22% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate 0.22% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver for at least through February 28, 2026. The previous expense limit for the period from February 29, 2024 through February 28, 2025 was 0.23%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement
of Operations.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
34 April 30, 2025
customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2025 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(65,747,253) $(32,434,720) $(98,181,973)

Janus Henderson Mortgage-Backed Securities ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 35
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended  April 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
For the period ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$9,667,304,590 $71,146,853 $(26,134,767) $45,012,086
Period Ended April 30, 2025 Year Ended October 31, 2024
Shares Amount Shares Amount
Shares sold 18,950,000 $ 846,623,182 57,325,000 $ 2,570,805,671
Shares repurchased (2,800,000) (123,826,893) (400,000) (18,353,785)
Net Increase/(Decrease) 16,150,000 $ 722,796,289 56,925,000 $ 2,552,451,886
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$3,386,943,416 $2,568,282,476 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$9,584,880 $— $— $—

Janus Henderson Mortgage-Backed Securities ETF
Additional Information
(unaudited)
36 April 30, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 16-17, 2025 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson Corporate Bond ETF (“JLQD”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”), Janus
Henderson Securitized Income ETF (“JSI”), Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson
Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson
U.S. Real Estate ETF (“JRE”), and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”) (each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the
Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the
Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 10, 2025 via videoconference to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates

Janus Henderson Mortgage-Backed Securities ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 37
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources, and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2024. The reporting is described in detail below:

Janus Henderson Mortgage-Backed Securities ETF
Additional Information
(unaudited)
38 April 30, 2025
The total expense ratio and the contractual management fee for JAAA were each reported in the 3rd quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JLQD were each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JMBS were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSI were each reported in the 4th quintile.
The total expense ratio and the contractual management fee for VNLA were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JSMD were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JRE were reported in the 4th and 3rd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX were each reported in the 2nd quintile.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.20%, 0.22% and 0.23%, respectively, until at least February
28, 2026. The Board also considered that the Adviser had voluntarily agreed to cap the expenses of JLQD to the extent that the Fund’s total expense ratio exceeded 0.20% until at least May 1, 2026. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated
ETFs in which a Fund invests (if any), for until at least February 28, 2026.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.

Janus Henderson Mortgage-Backed Securities ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 39
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2024 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st quintile of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, three- and four-year periods;
JBBB was reported to be in the 1stquintile of its performance universe for its one- and two-year periods, respectively;
JLQD was reported to be in the 2nd, 3rd, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively.
JMBS was reported to be in the 1st quintile of its performance universe for its one-, two-, three-, four-, and five-year periods;
JSI was reported to be in the 2nd, 1st, and 1st quintiles of its performance universe for its three month, one year, and since inception periods, respectively.
VNLA was reported to be in the 2nd, 2nd, 2nd, 2nd, and 1st quintiles of its performance universe for each of its one-
, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 1st, 1st, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 3rd, 2nd, 1st, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JRE was reported to be in the 2nd, 4th, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively; and
SSPX was reported to be in the 5th quintile of its performance universe for its one-, two-, and three- year periods.
With respect to JSML and JSMD, the Board noted that these Funds had operated as index-based during the periods described above and, as a result, had been passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e., “tracking error”) and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

125-24-93085 04-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2025
Janus Henderson AAA CLO ETF
Janus Detroit Street Trust

Janus Henderson AAA CLO ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 98 .4%
1988 CLO 1 Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3600%, 5.6161%,
10/15/39 (144A)
‡
$ 133,000,000 $ 132,949,034
720 East CLO VII Ltd. 2025-7A A1, CME Term SOFR 3 Month + 1.0600%,
5.3412%, 4/20/37 (144A)
‡
100,000,000 98,588,620
AB BSL CLO 1 Ltd. 2020-1A A1R, CME Term SOFR 3 Month + 1.3700%,
5.6261%, 1/15/35 (144A)
‡
28,500,000 28,429,197
AGL CLO 16 Ltd. 2021-16A AR, CME Term SOFR 3 Month + 0.9500%, 5.2195%,
1/20/35 (144A)
‡
143,394,000 141,782,495
AGL CLO 17 Ltd. 2022-17A AR, CME Term SOFR 3 Month + 0.9500%, 5.2195%,
1/21/35 (144A)
‡
149,858,000 148,170,449
AGL CLO 20 Ltd. 2022-20A A2R, CME Term SOFR 3 Month + 1.5900%,
5.8595%, 10/20/37 (144A)
‡
22,500,000 22,442,414
AGL CLO 23 Ltd. 2022-23A A1R, CME Term SOFR 3 Month + 1.1500%, 5.4195%,
4/20/38 (144A)
‡
44,000,000 43,780,000
AGL CLO 37 Ltd. 2024-37A A1, CME Term SOFR 3 Month + 1.2400%, 5.5361%,
4/22/38 (144A)
‡
50,000,000 49,925,000
AGL Core CLO 2 Ltd. 2019-2A A1R, CME Term SOFR 3 Month + 1.4600%,
5.7295%, 7/20/37 (144A)
‡
137,500,000 137,636,744
AGL Core CLO 38 Ltd. 2025-38A A1, CME Term SOFR 3 Month + 1.2400%,
5.5574%, 1/22/38 (144A)
‡
100,000,000 99,850,000
AGL Core CLO 8 Ltd. 2020-8A A1R2, CME Term SOFR 3 Month + 1.3300%,
5.5995%, 1/20/38 (144A)
‡
36,100,000 36,100,000
AIMCO CLO 2018-AA AR, CME Term SOFR 3 Month + 1.3100%, 5.5898%,
10/17/37 (144A)
‡
45,000,000 44,887,500
Allegro CLO XIV Ltd. 2021-2A A2, CME Term SOFR 3 Month + 1.6116%, 5.8677%,
10/15/34 (144A)
‡
6,875,000 6,863,819
Allegro CLO XVIII Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3800%,
5.6913%, 1/25/38 (144A)
‡
42,100,000 42,068,337
AMMC CLO 26 Ltd. 2023-26A A1R, CME Term SOFR 3 Month + 1.2700%,
5.5261%, 4/15/36 (144A)
‡
167,750,000 167,232,709
AMMC CLO 27 Ltd. 2022-27A A1R, CME Term SOFR 3 Month + 1.0800%,
5.3495%, 1/20/37 (144A)
‡
100,000,000 99,079,590
AMMC CLO 30 Ltd. 2024-30A A2, CME Term SOFR 3 Month + 1.9500%,
6.2061%, 1/15/37 (144A)
‡
8,000,000 8,023,373
Anchorage Capital CLO 13 LLC 2019-13A ARR, CME Term SOFR 3 Month +
1.2700%, 5.5951%, 4/15/38 (144A)
‡
45,300,000 44,876,273
Anchorage Capital CLO 16 Ltd. 2020-16A A1R2, CME Term SOFR 3 Month +
1.2500%, 5.5195%, 1/19/38 (144A)
‡
198,500,000 196,517,839
Anchorage Capital CLO 17 Ltd. 2021-17A A1R, CME Term SOFR 3 Month +
1.2300%, 5.4861%, 2/15/38 (144A)
‡
80,000,000 79,440,000
Anchorage Capital CLO 24 Ltd. 2022-24A A2R, CME Term SOFR 3 Month +
1.6500%, 5.9061%, 7/15/37 (144A)
‡
18,000,000 17,955,934
Apex Credit CLO Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.8000%,
6.0695%, 4/20/36 (144A)
‡
15,000,000 15,007,840
Apex Credit CLO Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.5200%, 5.8018%,
7/25/37 (144A)
‡
49,800,000 49,776,599
APEX CREDIT CLO Ltd. 2018-2A BR3, CME Term SOFR 3 Month + 1.2500%,
5.5195%, 10/20/31 (144A)
‡
26,700,000 26,690,084
Apidos CLO L 2024-50A A1, CME Term SOFR 3 Month + 1.3400%, 5.6095%,
1/20/38 (144A)
‡
62,027,000 62,000,589
Apidos CLO XLVII Ltd. 2024-47A A2, CME Term SOFR 3 Month + 1.7000%,
5.9826%, 4/26/37 (144A)
‡
10,000,000 9,976,308
Apidos CLO XVIII-R 2018-18A A2R2, CME Term SOFR 3 Month + 1.5800%,
5.8524%, 1/22/38 (144A)
‡
10,000,000 9,973,521

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
4 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Apidos CLO Xxv 2016-25A A1R3, CME Term SOFR 3 Month + 1.1400%, 5.4095%,
1/20/37 (144A)
‡
$ 136,450,000 $ 135,365,946
Ares LIII CLO Ltd. 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%,
5.5552%, 10/24/36 (144A)
‡
233,955,000 232,708,113
Ares LIII CLO Ltd. 2019-53A A2R, CME Term SOFR 3 Month + 1.5000%,
5.7752%, 10/24/36 (144A)
‡
13,000,000 12,973,828
ARES Loan Funding III Ltd. 2022-ALF3A A1R, CME Term SOFR 3 Month +
1.2700%, 5.5518%, 7/25/36 (144A)
‡
46,975,000 46,716,638
Ares Loan Funding IX Ltd. 2025-ALF9A A1, CME Term SOFR 3 Month + 1.1800%,
5.4198%, 3/31/38 (144A)
‡
100,000,000 99,500,000
Ares Loan Funding VIII Ltd. 2024-ALF8 A1, CME Term SOFR 3 Month + 1.2500%,
5.5429%, 1/24/38 (144A)
‡
236,940,000 234,510,086
Ares LV CLO Ltd. 2020-55A A1R2, CME Term SOFR 3 Month + 1.3700%,
5.6261%, 10/15/37 (144A)
‡
39,250,000 39,243,273
Ares LVII CLO Ltd. 2020-57A AR, CME Term SOFR 3 Month + 1.4116%, 5.6934%,
1/25/35 (144A)
‡
1,000,000 998,478
ARES LX CLO Ltd. 2021-60A AR, CME Term SOFR 3 Month + 1.1800%, 5.7111%,
7/18/34 (144A)
‡
292,325,000 291,897,562
Ares LXI CLO Ltd. 2021-61A A2R, CME Term SOFR 3 Month + 1.7300%,
5.9995%, 4/20/37 (144A)
‡
19,900,000 19,851,943
Ares LXIV CLO Ltd. 2022-64A AR, CME Term SOFR 3 Month + 1.3600%,
5.6161%, 10/24/39 (144A)
‡
42,000,000 41,987,891
Ares LXIX CLO Ltd. 2024-69A A2, CME Term SOFR 3 Month + 1.7000%,
5.9561%, 4/15/36 (144A)
‡
17,500,000 17,457,780
Ares LXV CLO Ltd. 2022-65A A2, CME Term SOFR 3 Month + 1.7500%,
6.0318%, 7/25/34 (144A)
‡
18,000,000 17,965,921
Ares LXVII CLO Ltd. 2022-67A A1R, CME Term SOFR 3 Month + 1.1900%,
5.4718%, 1/25/38 (144A)
‡
58,500,000 58,090,500
Ares LXXII CLO Ltd. 2024-72A A2, CME Term SOFR 3 Month + 1.5800%,
5.8361%, 7/15/36 (144A)
‡
24,500,000 24,439,149
Ares LXXIV CLO Ltd. 2024-74A A2, CME Term SOFR 3 Month + 1.5500%,
5.8061%, 10/15/36 (144A)
‡
22,500,000 22,442,432
Ares XLI CLO Ltd. 2016-41A AR2, CME Term SOFR 3 Month + 1.3316%, 5.5877%,
4/15/34 (144A)
‡
29,720,000 29,629,907
Ares XLIII CLO Ltd. 2017-43A A2R2, CME Term SOFR 3 Month + 1.6000%,
5.8561%, 1/15/38 (144A)
‡
14,000,000 13,963,317
ARES XLV CLO Ltd. 2017-45A BR, CME Term SOFR 3 Month + 1.2500%,
5.5061%, 10/15/30 (144A)
‡
20,000,000 19,992,684
ARES XLV CLO Ltd. 2017-45A CR, CME Term SOFR 3 Month + 1.5000%,
5.7561%, 10/15/30 (144A)
‡
25,062,000 25,039,101
Atlantic Avenue Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.6500%, 5.9195%,
4/20/37 (144A)
‡
50,000,000 50,078,265
Atlas Senior Loan Fund XVII Ltd. 2021-17A AR, CME Term SOFR 3 Month +
1.0600%, 5.3295%, 10/20/34 (144A)
‡
19,100,000 18,966,300
Atrium XIV LLC 14A A2RR, CME Term SOFR 3 Month + 1.6100%, 5.8705%,
10/16/37 (144A)
‡
35,200,000 35,109,884
Atrium XV 15A A2RR, CME Term SOFR 3 Month + 1.5900%, 5.8505%, 7/16/37
(144A)
‡
47,250,000 47,133,467
Bain Capital Credit CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 0.9400%,
5.2095%, 4/18/34 (144A)
‡
145,000,000 143,608,203
Bain Capital Credit CLO Ltd. 2017-2A A2R3, CME Term SOFR 3 Month +
1.6000%, 5.8818%, 7/25/37 (144A)
‡
15,040,000 15,004,146
Bain Capital Credit CLO Ltd. 2022-4A A1R, CME Term SOFR 3 Month + 1.3800%,
5.6405%, 10/16/37 (144A)
‡
47,000,000 47,000,000

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Balboa Bay Loan Funding Ltd. 2021-1A AR, CME Term SOFR 3 Month +
0.9900%, 5.2595%, 7/20/34 (144A)
‡
$ 239,000,000 $ 236,832,198
Balboa Bay Loan Funding Ltd. 2020-1A A2RR, CME Term SOFR 3 Month +
1.6200%, 5.8895%, 10/20/35 (144A)
‡
16,000,000 15,968,384
Balboa Bay Loan Funding Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.1900%,
5.4595%, 4/20/37 (144A)
‡
175,000,000 174,007,610
Balboa Bay Loan Funding Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.3300%,
5.6457%, 1/20/38 (144A)
‡
10,000,000 10,000,000
Ballyrock CLO 14 Ltd. 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%,
5.6495%, 7/20/37 (144A)
‡
63,445,000 63,445,000
Barings CLO Ltd. 2020-1A A1R2, CME Term SOFR 3 Month + 1.2600%, 5.5161%,
1/15/38 (144A)
‡
24,500,000 24,268,443
Barings Loan Partners CLO 5 Ltd. LP-5A A, CME Term SOFR 3 Month + 1.2200%,
5.4895%, 1/20/35 (144A)
‡
74,219,313 73,930,080
Barings Loan Partners CLO Ltd. 3 LP-3A AR2, CME Term SOFR 3 Month +
0.9500%, 5.2195%, 7/20/33 (144A)
‡
15,900,000 15,776,845
Barrow Hanley CLO III Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.8200%,
6.0895%, 4/20/37 (144A)
‡
12,000,000 12,014,638
Battalion CLO XV Ltd. 2020-15A A1RR, CME Term SOFR 3 Month + 0.9800%,
5.2598%, 1/17/33 (144A)
‡
42,459,300 42,268,233
Battery Park CLO Ltd. 2019-1A AR, CME Term SOFR 3 Month + 1.4000%,
5.6561%, 7/15/36 (144A)
‡
33,180,000 33,133,419
BBAM US CLO I Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.2000%,
5.4561%, 3/30/38 (144A)
‡
32,300,000 31,877,290
Beechwood Park CLO Ltd. 2019-1A A2R, CME Term SOFR 3 Month + 1.5000%,
5.7798%, 1/17/35 (144A)
‡
10,000,000 9,983,273
Benefit Street Partners CLO XII-B Ltd. 2017-12BRA A, CME Term SOFR 3 Month
+ 1.3700%, 5.6261%, 10/15/37 (144A)
‡
100,000,000 99,970,980
Benefit Street Partners CLO XV Ltd. 2018-15A A1R, CME Term SOFR 3 Month +
1.3900%, 5.6461%, 7/15/37 (144A)
‡
37,500,000 37,496,813
Benefit Street Partners CLO XXI Ltd. 2020-21A A2R, CME Term SOFR 3 Month +
1.6616%, 5.9177%, 10/15/34 (144A)
‡
5,000,000 4,992,137
Benefit Street Partners CLO XXV Ltd. 2021-25A A1R, CME Term SOFR 3 Month +
1.0000%, 5.2561%, 1/15/35 (144A)
‡
146,000,000 144,626,534
Benefit Street Partners CLO XXXII Ltd. 2023-32A A2, CME Term SOFR 3 Month +
1.9500%, 6.2318%, 10/25/36 (144A)
‡
11,000,000 11,013,072
Benefit Street Partners CLO XXXVIII Ltd. 2024-38A A, CME Term SOFR 3 Month
+ 1.3100%, 5.6234%, 1/25/38 (144A)
‡
49,000,000 48,902,000
Birch Grove CLO 10 Ltd. 2024-10A A, CME Term SOFR 3 Month + 1.3900%,
5.9491%, 1/22/38 (144A)
‡
20,400,000 20,389,470
BlueMountain CLO XXV Ltd. 2019-25A A1RR, CME Term SOFR 3 Month +
1.3500%, 5.6061%, 1/15/38 (144A)
‡
134,880,000 134,340,480
BlueMountain CLO XXXI Ltd. 2021-31A A1, CME Term SOFR 3 Month + 1.4116%,
5.6811%, 4/19/34 (144A)
‡
38,800,000 38,800,000
BlueMountain CLO XXXII Ltd. 2021-32A AR, CME Term SOFR 3 Month + 1.1000%,
5.3561%, 10/15/34 (144A)
‡
115,700,000 114,981,029
BlueMountain CLO XXXV Ltd. 2022-35A A1R, CME Term SOFR 3 Month +
1.4200%, 5.6924%, 10/22/37 (144A)
‡
81,000,000 81,040,160
Canyon Capital CLO Ltd. 2014-1A A1BR, CME Term SOFR 3 Month + 1.4316%,
5.7113%, 1/30/31 (144A)
‡
3,010,000 3,009,947
Canyon Capital CLO Ltd. 2019-2A AR2, CME Term SOFR 3 Month + 1.0100%,
5.2661%, 10/15/34 (144A)
‡
168,000,000 166,466,076
Canyon Capital CLO Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 1.1800%,
5.4361%, 4/15/38 (144A)
‡
12,500,000 12,393,750

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
6 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Canyon CLO Ltd. 2020-2A AR2, CME Term SOFR 3 Month + 1.0300%, 5.2861%,
10/15/34 (144A)
‡
$ 118,000,000 $ 117,009,720
Canyon CLO Ltd. 2023-2A A2, CME Term SOFR 3 Month + 1.7700%, 6.0261%,
5/15/37 (144A)
‡
15,000,000 14,964,257
Carlyle Global Market Strategies CLO Ltd. 2015-5A A1R3, CME Term SOFR 3
Month + 1.1000%, 5.3695%, 1/20/32 (144A)
‡
70,414,137 70,273,308
Carlyle Global Market Strategies CLO Ltd. 2016-1A A1R3, CME Term SOFR 3
Month + 1.0900%, 5.3595%, 4/20/34 (144A)
‡
104,150,000 103,420,950
Carlyle US CLO Ltd. 2019-1A A1AR, CME Term SOFR 3 Month + 1.3416%,
5.6111%, 4/20/31 (144A)
‡
15,637,233 15,621,596
Carlyle US CLO Ltd. 2019-4A A11R, CME Term SOFR 3 Month + 1.3200%,
5.5761%, 4/15/35 (144A)
‡
22,770,000 22,711,898
Carlyle US CLO Ltd. 2022-4A A2R, CME Term SOFR 3 Month + 1.5700%,
5.8518%, 7/25/36 (144A)
‡
16,150,000 16,110,613
Carlyle US CLO Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.7200%, 6.0018%,
7/25/36 (144A)
‡
24,000,000 23,941,889
Carlyle US CLO Ltd. 2019-2A AR2, CME Term SOFR 3 Month + 1.3600%,
5.6161%, 10/15/37 (144A)
‡
61,860,000 61,991,384
Carlyle US CLO Ltd. 2022-5A A2R, CME Term SOFR 3 Month + 1.6000%,
5.8561%, 10/15/37 (144A)
‡
25,000,000 24,937,018
Carlyle US CLO Ltd. 2017-3A A2R2, CME Term SOFR 3 Month + 1.5500%,
5.8195%, 10/21/37 (144A)
‡
11,000,000 10,972,441
Carlyle US CLO Ltd. 2021-10A A1R, CME Term SOFR 3 Month + 1.3100%,
5.5795%, 1/20/38 (144A)
‡
194,750,000 194,588,338
Carlyle US CLO Ltd. 2021-7A A1R, CME Term SOFR 3 Month + 1.2000%,
5.4561%, 4/15/38 (144A)
‡
82,550,000 81,480,581
CarVal CLO II Ltd. 2019-1A AR2, CME Term SOFR 3 Month + 1.0200%, 5.2895%,
4/20/32 (144A)
‡
21,916,916 21,803,064
CBAM Ltd. 2019-11RA A2, CME Term SOFR 3 Month + 1.7616%, 6.0311%,
1/20/35 (144A)
‡
13,889,000 13,864,598
CBAM Ltd. 2017-1A AR2, CME Term SOFR 3 Month + 1.3900%, 5.6595%,
1/20/38 (144A)
‡
133,000,000 133,029,287
Cedar Funding IV CLO Ltd. 2014-4A AR3, CME Term SOFR 3 Month + 1.3400%,
5.6193%, 1/23/38 (144A)
‡
98,075,000 98,021,167
Cedar Funding IX CLO Ltd. 2018-9A AR, CME Term SOFR 3 Month + 1.4200%,
5.6895%, 7/20/37 (144A)
‡
49,365,000 49,272,949
Cedar Funding VI CLO Ltd. 2016-6A ARR, CME Term SOFR 3 Month + 1.3116%,
5.5811%, 4/20/34 (144A)
‡
29,619,000 29,521,548
Cedar Funding XIV CLO Ltd. 2021-14A AR, CME Term SOFR 3 Month + 1.3800%,
5.6361%, 10/15/37 (144A)
‡
109,415,000 109,408,337
Cedar Funding XIX CLO Ltd. 2024-19A A1, CME Term SOFR 3 Month + 1.3300%,
5.5713%, 1/23/38 (144A)
‡
41,125,000 41,103,747
CFIP CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.4816%, 5.7511%,
1/20/35 (144A)
‡
19,000,000 18,990,500
CIFC Funding Ltd. 2014-4RA A1A2, CME Term SOFR 3 Month + 0.9900%,
5.2698%, 1/17/35 (144A)
‡
110,755,000 109,592,072
CIFC Funding Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 0.9700%,
5.2395%, 4/19/35 (144A)
‡
90,000,000 88,962,156
CIFC Funding Ltd. 2022-2A A2R, CME Term SOFR 3 Month + 1.2200%, 5.4895%,
4/19/35 (144A)
‡
13,000,000 12,957,541
CIFC Funding Ltd. 2022-4A A2, CME Term SOFR 3 Month + 1.7000%, 5.9605%,
7/16/35 (144A)
‡
20,000,000 19,962,100
CIFC Funding Ltd. 2022-5A A2R, CME Term SOFR 3 Month + 1.7200%, 5.9805%,
1/16/37 (144A)
‡
10,000,000 9,976,846

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding Ltd. 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%,
5.6598%, 7/17/37 (144A)
‡
$ 120,500,000 $ 120,500,000
CIFC Funding Ltd. 2014-5A A2R3, CME Term SOFR 3 Month + 1.5800%,
5.8598%, 7/17/37 (144A)
‡
11,250,000 11,222,448
CIFC Funding Ltd. 2021-4A AR, CME Term SOFR 3 Month + 1.3600%, 5.6393%,
7/23/37 (144A)
‡
145,000,000 144,936,360
CIFC Funding Ltd. 2019-1A A1R2, CME Term SOFR 3 Month + 1.3600%,
5.6295%, 10/20/37 (144A)
‡
10,000,000 9,997,138
CIFC Funding Ltd. 2021-5A A1R, CME Term SOFR 3 Month + 1.2600%, 5.5161%,
1/15/38 (144A)
‡
86,635,000 86,171,615
CIFC Funding Ltd. 2018-1A A1R, CME Term SOFR 3 Month + 1.3200%, 5.5895%,
1/18/38 (144A)
‡
11,600,000 11,576,800
CIFC Funding Ltd. 2018-1A A2R, CME Term SOFR 3 Month + 1.5500%, 5.8195%,
1/18/38 (144A)
‡
22,000,000 21,944,443
CIFC Funding Ltd. 2014-3A A1R, CME Term SOFR 3 Month + 1.1800%, 5.4549%,
3/31/38 (144A)
‡
75,000,000 74,662,500
CIFC Funding Ltd. 2020-4A A1R, CME Term SOFR 3 Month + 1.3000%, 5.5561%,
1/15/40 (144A)
‡
65,000,000 65,000,000
Clover CLO LLC 2021-3A AR, CME Term SOFR 3 Month + 1.0700%, 5.3518%,
1/25/35 (144A)
‡
20,000,000 19,880,000
Clover CLO LLC 2018-1A A2RR, CME Term SOFR 3 Month + 1.7300%, 5.9995%,
4/20/37 (144A)
‡
30,000,000 29,927,811
Columbia Cent CLO 29 Ltd. 2020-29A AR, CME Term SOFR 3 Month + 1.4316%,
5.7011%, 10/20/34 (144A)
‡
12,140,000 12,122,653
CQS US CLO Ltd. 2023-3A AJ, CME Term SOFR 3 Month + 2.1500%, 6.4318%,
1/25/37 (144A)
‡
9,000,000 9,026,640
Crown City CLO IV 2022-4A AJ, CME Term SOFR 3 Month + 1.8200%, 6.0895%,
4/20/37 (144A)
‡
19,000,000 19,029,737
Diameter Capital CLO 9 Ltd. 2025-9A A, CME Term SOFR 3 Month + 1.1700%,
5.4872%, 4/20/38 (144A)
‡
149,250,000 147,843,766
Dryden 106 CLO Ltd. 2022-106A A1R, CME Term SOFR 3 Month + 1.3600%,
5.6161%, 10/15/37 (144A)
‡
60,000,000 59,981,730
Dryden 106 CLO Ltd. 2022-106A A2R, CME Term SOFR 3 Month + 1.5300%,
5.7861%, 10/15/37 (144A)
‡
15,000,000 14,961,321
Dryden 108 CLO Ltd. 2022-108A A1R, CME Term SOFR 3 Month + 1.3600%,
5.6295%, 7/18/37 (144A)
‡
90,000,000 89,960,481
Dryden 113 CLO Ltd. 2022-113A AR2, CME Term SOFR 3 Month + 1.2500%,
5.5061%, 10/15/37 (144A)
‡
49,998,000 49,843,081
Dryden 115 CLO Ltd. 2024-115A A2, CME Term SOFR 3 Month + 1.7000%,
5.9695%, 4/18/37 (144A)
‡
40,000,000 39,903,800
Dryden 119 CLO Ltd. 2024-119A A2, CME Term SOFR 3 Month + 1.7000%,
5.9561%, 4/15/36 (144A)
‡
22,000,000 21,947,290
Dryden 121 CLO Ltd. 2024-121A A2, CME Term SOFR 3 Month + 1.5400%,
5.8740%, 1/15/37 (144A)
‡
33,000,000 32,900,416
Dryden 45 Senior Loan Fund 2016-45A A1RR, CME Term SOFR 3 Month +
1.0800%, 5.3361%, 10/15/30 (144A)
‡
576,447 574,769
Dryden 75 CLO Ltd. 2019-75A AR2, CME Term SOFR 3 Month + 1.3016%,
5.5577%, 4/15/34 (144A)
‡
47,290,000 47,136,010
Dryden 76 CLO Ltd. 2019-76A A1R2, CME Term SOFR 3 Month + 1.3700%,
5.6261%, 10/15/37 (144A)
‡
136,000,000 135,964,368
Dryden 77 CLO Ltd. 2020-77A AR, CME Term SOFR 3 Month + 1.3816%,
5.7035%, 5/20/34 (144A)
‡
3 3
Dryden 86 CLO Ltd. 2020-86A A1R, CME Term SOFR 3 Month + 1.3616%,
5.6414%, 7/17/34 (144A)
‡
38,190,000 38,096,083

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
8 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Dryden 95 CLO Ltd. 2021-95A AR, CME Term SOFR 3 Month + 1.0400%,
5.3619%, 8/20/34 (144A)
‡
$ 73,000,000 $ 72,421,212
Eaton Vance CLO Ltd. 2019-1A AR2, CME Term SOFR 3 Month + 1.5100%,
5.7661%, 7/15/37 (144A)
‡
62,500,000 62,561,450
Elevation CLO Ltd. 2025-18A A1, CME Term SOFR 3 Month + 1.2400%, 5.5253%,
3/28/38 (144A)
‡
100,000,000 99,500,000
Elmwood CLO 24 Ltd. 2023-3A AR, CME Term SOFR 3 Month + 1.3200%,
5.5998%, 1/17/38 (144A)
‡
108,850,000 108,850,000
Elmwood CLO 25 Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.5300%,
5.8098%, 4/17/37 (144A)
‡
11,200,000 11,210,257
Elmwood CLO 25 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7300%,
6.0098%, 4/17/37 (144A)
‡
10,000,000 9,976,148
Elmwood CLO 36 Ltd. 2024-12RA AR, CME Term SOFR 3 Month + 1.3400%,
5.6095%, 10/20/37 (144A)
‡
15,650,000 15,638,297
Elmwood CLO I Ltd. 2019-1A A2RR, CME Term SOFR 3 Month + 1.7200%,
5.9895%, 4/20/37 (144A)
‡
8,750,000 8,729,185
Elmwood CLO III Ltd. 2019-3A A1RR, CME Term SOFR 3 Month + 1.3800%,
5.6495%, 7/18/37 (144A)
‡
38,000,000 38,000,000
Elmwood CLO VII Ltd. 2020-4A A1RR, CME Term SOFR 3 Month + 1.3600%,
5.6398%, 10/17/37 (144A)
‡
30,000,000 30,000,000
Empower CLO Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.3900%,
5.6595%, 10/20/37 (144A)
‡
60,250,000 60,250,000
Fort Greene Park CLO LLC 2025-2A AR, CME Term SOFR 3 Month + 0.9500%,
5.2224%, 4/22/34 (144A)
‡
91,090,000 90,243,300
Fortress Credit BSL XVI Ltd. 2022-3A AR, CME Term SOFR 3 Month + 1.3700%,
5.6395%, 10/20/35 (144A)
‡
9,000,000 8,979,997
Fortress Credit BSL XXIV Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.2700%,
5.5626%, 4/20/38 (144A)
‡
16,000,000 15,874,717
Fortress Credit BSL XXV Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.6000%,
5.8752%, 7/24/37 (144A)
‡
20,000,000 20,028,818
Galaxy XXII CLO Ltd. 2016-22A ARRR, CME Term SOFR 3 Month + 1.2400%,
5.5005%, 4/16/34 (144A)
‡
141,800,000 141,222,307
Generate CLO 19 Ltd. 2025-19A A, CME Term SOFR 3 Month + 1.2500%,
0.0000%, 4/22/36 (144A)
‡
123,000,000 122,599,512
Generate CLO 2 Ltd. 2A AR2, CME Term SOFR 3 Month + 1.4100%, 5.6893%,
10/22/37 (144A)
‡
20,000,000 20,061,468
Generate CLO 9 Ltd. 9A AR, CME Term SOFR 3 Month + 1.3500%, 5.6195%,
1/20/38 (144A)
‡
93,250,000 93,221,969
GoldenTree Loan Management US CLO 10 Ltd. 2021-10A AJ, CME Term SOFR 3
Month + 1.5800%, 5.8495%, 10/20/37 (144A)
‡
18,900,000 18,851,979
GoldenTree Loan Management US CLO 6 Ltd. 2019-6A AR2, CME Term SOFR 3
Month + 0.9700%, 5.2395%, 4/20/35 (144A)
‡
106,000,000 104,751,140
Golub Capital Partners CLO 53B Ltd. 2021-53A AR, CME Term SOFR 3 Month +
0.9800%, 5.2908%, 7/20/34 (144A)
‡
154,500,000 152,955,000
Golub Capital Partners CLO 58B Ltd. 2021-58A A2, CME Term SOFR 3 Month +
1.7116%, 5.9934%, 1/25/35 (144A)
‡
10,000,000 9,983,622
Golub Capital Partners CLO 72 B Ltd. 2024-72A AJ, CME Term SOFR 3 Month +
1.7500%, 6.0318%, 4/25/37 (144A)
‡
18,000,000 17,956,733
Golub Capital Partners CLO 77 B Ltd. 2024-77A A1, CME Term SOFR 3 Month +
1.2500%, 5.5463%, 1/25/38 (144A)
‡
31,500,000 31,175,238
Green Lakes Park CLO LLC 2025-1A ARR, CME Term SOFR 3 Month + 1.1800%,
5.4618%, 1/25/38 (144A)
‡
20,500,000 20,328,446
Guggenheim CLO Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 1.1500%,
5.4061%, 1/15/35 (144A)
‡
80,000,000 79,585,440

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Guggenheim CLO Ltd. 2022-2A A2R, CME Term SOFR 3 Month + 1.4000%,
5.6561%, 1/15/35 (144A)
‡
$ 10,000,000 $ 9,983,060
Harmony-Peace Park CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.3500%,
5.6195%, 10/20/37 (144A)
‡
61,500,000 61,473,426
Hartwick Park CLO Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.1600%,
5.4295%, 1/20/37 (144A)
‡
28,300,000 28,117,762
Harvest US CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8500%,
6.1195%, 4/18/37 (144A)
‡
8,000,000 8,017,826
Hayfin US XV Ltd. 2024-15A A2, CME Term SOFR 3 Month + 1.9200%, 6.2026%,
4/28/37 (144A)
‡
8,000,000 8,009,237
HPS Loan Management Ltd. 2021-16A A1, CME Term SOFR 3 Month + 1.4016%,
5.6810%, 1/23/35 (144A)
‡
67,802,000 67,598,594
Invesco CLO Ltd. 2022-2A A2, CME Term SOFR 3 Month + 1.7500%, 6.0224%,
7/20/35 (144A)
‡
5,000,000 4,990,490
Invesco US CLO Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3300%,
5.6476%, 1/15/38 (144A)
‡
55,175,000 55,126,545
Katayma CLO I Ltd. 2023-1A A2, CME Term SOFR 3 Month + 2.2000%, 6.4695%,
10/20/36 (144A)
‡
16,000,000 16,026,538
Katayma CLO II Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.6500%, 5.9195%,
4/20/37 (144A)
‡
98,500,000 98,653,542
KKR CLO 27 Ltd. 27A A1R2, CME Term SOFR 3 Month + 1.1100%, 5.3661%,
1/15/35 (144A)
‡
144,000,000 143,003,030
KKR CLO 27 Ltd. 27A A2R2, CME Term SOFR 3 Month + 1.4300%, 5.6861%,
1/15/35 (144A)
‡
13,500,000 13,475,380
KKR CLO 35 Ltd. 35A AR, CME Term SOFR 3 Month + 1.2000%, 5.4695%,
1/20/38 (144A)
‡
187,595,000 186,078,163
KKR CLO 40 Ltd. 40A AR, CME Term SOFR 3 Month + 1.3000%, 5.5695%,
10/20/34 (144A)
‡
14,975,000 14,937,562
KKR CLO 48 Ltd. 48A A2, CME Term SOFR 3 Month + 2.0000%, 6.2695%,
10/20/36 (144A)
‡
8,750,000 8,771,697
KKR CLO 54 Ltd. 2024-54A A, CME Term SOFR 3 Month + 1.3200%, 5.6409%,
1/15/38 (144A)
‡
63,000,000 63,000,000
KKR CLO 56 Ltd. 2024-56A A1, CME Term SOFR 3 Month + 1.4000%, 5.6561%,
10/15/37 (144A)
‡
28,000,000 28,005,096
LCM 35 Ltd. 35A A1R, CME Term SOFR 3 Month + 1.0800%, 5.3361%, 10/15/34
(144A)
‡
142,500,000 141,546,461
LCM 42 Ltd. 42A A1, CME Term SOFR 3 Month + 1.3800%, 5.6361%, 1/15/38
(144A)
‡
15,000,000 15,000,000
LCM Loan Income Fund I Income Note Issuer Ltd. 27A A2, CME Term SOFR 3
Month + 1.5616%, 5.8222%, 7/16/31 (144A)
‡
18,000,000 18,002,975
Madison Park Funding LII Ltd. 2021-52A A, CME Term SOFR 3 Month + 1.3616%,
5.6340%, 1/22/35 (144A)
‡
60,085,000 60,085,000
Madison Park Funding LVII Ltd. 2022-57A A2R, CME Term SOFR 3 Month +
1.5000%, 5.7826%, 7/27/34 (144A)
‡
16,500,000 16,469,221
Madison Park Funding LX Ltd. 2022-60A A1R, CME Term SOFR 3 Month +
1.3700%, 5.6518%, 10/25/37 (144A)
‡
50,400,000 50,400,000
Madison Park Funding LXIX Ltd. 2024-69A A2, CME Term SOFR 3 Month +
1.7100%, 5.9918%, 7/25/37 (144A)
‡
19,450,000 19,402,526
Madison Park Funding LXVII Ltd. 2024-67A A1, CME Term SOFR 3 Month +
1.5100%, 5.7918%, 4/25/37 (144A)
‡
1,371,000 1,372,199
Madison Park Funding XIV Ltd. 2014-14A AR4, CME Term SOFR 3 Month +
0.9600%, 5.2324%, 10/22/30 (144A)
‡
148,958,531 148,302,875
Madison Park Funding XLVII Ltd. 2020-47A A2R, CME Term SOFR 3 Month +
1.7400%, 6.0095%, 4/19/37 (144A)
‡
16,000,000 15,961,974

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
10 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding XVII Ltd. 2015-17A AR3, CME Term SOFR 3 Month +
1.3500%, 5.6195%, 10/21/37 (144A)
‡
$ 30,000,000 $ 29,986,563
Madison Park Funding XXIX Ltd. 2018-29A A1R2, CME Term SOFR 3 Month +
1.1800%, 5.4954%, 3/25/38 (144A)
‡
134,690,000 134,016,550
Madison Park Funding XXVIII Ltd. 2018-28A A2R, CME Term SOFR 3 Month +
1.5500%, 5.8061%, 1/15/38 (144A)
‡
15,575,000 15,533,854
Madison Park Funding XXX Ltd. 2018-30A A1R, CME Term SOFR 3 Month +
1.3600%, 5.6205%, 7/16/37 (144A)
‡
169,970,000 169,894,737
Madison Park Funding XXXII Ltd. 2018-32A A1R2, CME Term SOFR 3 Month +
1.3600%, 5.6324%, 7/22/37 (144A)
‡
83,250,000 83,215,177
Madison Park Funding XXXII Ltd. 2018-32A A2R2, CME Term SOFR 3 Month +
1.5600%, 5.8324%, 7/22/37 (144A)
‡
24,000,000 23,939,688
Magnetite XLVII Ltd. 2024-47A A, CME Term SOFR 3 Month + 1.3300%, 5.8024%,
1/25/38 (144A)
‡
111,000,000 110,780,120
Magnetite XXVI Ltd. 2020-26A AR2, CME Term SOFR 3 Month + 1.1500%,
5.4163%, 1/25/38 (144A)
‡
68,400,000 67,725,166
Magnetite XXVIII Ltd. 2020-28A A1RR, CME Term SOFR 3 Month + 1.2400%,
5.4961%, 1/15/38 (144A)
‡
25,000,000 24,735,970
Magnetite XXXIX Ltd. 2023-39A AR, CME Term SOFR 3 Month + 1.1700%,
5.4518%, 1/25/37 (144A)
‡
239,750,000 238,280,596
Man US CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.5500%, 5.8195%,
7/20/37 (144A)
‡
25,000,000 25,029,317
Marathon CLO XIII Ltd. 2019-1A ABR2, CME Term SOFR 3 Month + 1.7000%,
5.9561%, 4/15/32 (144A)
‡
12,500,000 12,524,959
Meacham Park CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.5300%,
5.7995%, 10/20/37 (144A)
‡
10,000,000 9,974,334
Morgan Stanley Eaton Vance CLO Ltd. 2023-20A A2, CME Term SOFR 3 Month +
2.0000%, 6.2695%, 1/20/37 (144A)
‡
8,000,000 8,009,773
Nassau Ltd. 2021-IA A1R, CME Term SOFR 3 Month + 1.1100%, 5.3661%,
8/26/34 (144A)
‡
127,815,000 127,086,365
Neuberger Berman CLO XVII Ltd. 2014-17A AR3, CME Term SOFR 3 Month +
1.4000%, 5.6724%, 7/22/38 (144A)
‡
31,500,000 31,447,896
Neuberger Berman CLO XXI Ltd. 2016-21A A1R3, CME Term SOFR 3 Month +
1.3200%, 5.5895%, 1/20/39 (144A)
‡
73,000,000 72,946,491
Neuberger Berman CLO XXII Ltd. 2016-22A A2R2, CME Term SOFR 3 Month +
1.7200%, 5.9998%, 4/15/38 (144A)
‡
15,200,000 15,163,429
Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A AR2, CME Term SOFR 3
Month + 1.3600%, 5.6295%, 10/19/38 (144A)
‡
76,475,000 76,475,000
Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A AR2, CME Term SOFR
3 Month + 1.3600%, 5.6295%, 10/18/38 (144A)
‡
57,662,000 57,639,575
Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A A1R2, CME Term SOFR
3 Month + 1.2400%, 5.5095%, 1/20/37 (144A)
‡
32,970,000 32,617,656
Neuberger Berman Loan Advisers CLO 31 Ltd. 2019-31A AR2, CME Term SOFR 3
Month + 1.2300%, 5.4995%, 1/20/39 (144A)
‡
29,350,000 29,020,942
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A AR2, CME Term SOFR
3 Month + 1.2200%, 5.4805%, 4/16/39 (144A)
‡
50,000,000 49,825,000
Neuberger Berman Loan Advisers CLO 38 Ltd. 2020-38A AR2, CME Term SOFR
3 Month + 0.9600%, 5.2295%, 10/20/35 (144A)
‡
20,000,000 19,797,010
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A AR, CME Term SOFR 3
Month + 0.9500%, 5.2105%, 7/16/35 (144A)
‡
25,300,000 25,131,998
Neuberger Berman Loan Advisers CLO 45 Ltd. 2021-45A AR, CME Term SOFR 3
Month + 1.0600%, 5.3017%, 10/14/36 (144A)
‡
95,000,000 94,430,000
Neuberger Berman Loan Advisers CLO 55 Ltd. 2024-55A A2, CME Term SOFR 3
Month + 1.7000%, 5.9695%, 4/22/38 (144A)
‡
24,750,000 24,690,672

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd. 2023-53A A2R, CME Term
SOFR 3 Month + 1.5400%, 5.8152%, 10/24/37 (144A)
‡
$ 33,000,000 $ 32,917,147
New Mountain CLO 1 Ltd. CLO-1A A1RR, CME Term SOFR 3 Month + 1.2500%,
5.5061%, 1/15/38 (144A)
‡
30,000,000 29,701,443
New Mountain CLO 2 Ltd. CLO-2A A1R, CME Term SOFR 3 Month + 1.3600%,
5.6161%, 1/15/38 (144A)
‡
76,370,000 76,357,139
New Mountain CLO 6 Ltd. CLO-6A A, CME Term SOFR 3 Month + 1.4000%,
5.6561%, 10/15/37 (144A)
‡
27,500,000 27,506,314
NYACK Park CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.3816%, 5.6511%,
10/20/34 (144A)
‡
13 13
Oaktree CLO Ltd. 2021-2A AR, CME Term SOFR 3 Month + 0.9700%, 5.2261%,
1/15/35 (144A)
‡
150,000,000 148,387,305
Oaktree CLO Ltd. 2020-1A ARR, CME Term SOFR 3 Month + 1.1900%, 5.4461%,
1/15/38 (144A)
‡
81,350,000 80,623,813
Oaktree CLO Ltd. 2019-3A A2R2, CME Term SOFR 3 Month + 1.5800%,
5.8495%, 1/20/38 (144A)
‡
20,200,000 20,146,539
Ocean Trails CLO XIV Ltd. 2023-14A AR, CME Term SOFR 3 Month + 1.3400%,
5.6095%, 1/20/38 (144A)
‡
125,000,000 124,951,225
OCP Aegis CLO Ltd. 2024-39A A1, CME Term SOFR 3 Month + 1.2200%,
5.4805%, 1/16/37 (144A)
‡
150,000,000 148,738,485
OCP Aegis CLO Ltd. 2024-39A A2, CME Term SOFR 3 Month + 1.4200%,
5.6805%, 1/16/37 (144A)
‡
12,000,000 11,973,504
OCP CLO Ltd. 2016-11A A2R2, CME Term SOFR 3 Month + 1.7000%, 5.9826%,
4/26/36 (144A)
‡
12,000,000 11,977,441
OCP CLO Ltd. 2015-9A AR3, CME Term SOFR 3 Month + 1.1000%, 5.3561%,
1/15/37 (144A)
‡
100,000,000 99,137,710
OCP CLO Ltd. 2021-23A AR, CME Term SOFR 3 Month + 1.1600%, 5.4417%,
1/17/37 (144A)
‡
266,700,000 264,938,046
OCP CLO Ltd. 2023-26A AR, CME Term SOFR 3 Month + 1.0800%, 5.3992%,
4/17/37 (144A)
‡
85,000,000 84,130,017
OCP CLO Ltd. 2020-20A A2R, CME Term SOFR 3 Month + 1.7300%, 5.9995%,
4/18/37 (144A)
‡
16,000,000 15,961,187
OCP CLO Ltd. 2024-32A A1, CME Term SOFR 3 Month + 1.5200%, 5.7993%,
4/23/37 (144A)
‡
17,600,000 17,615,970
OCP CLO Ltd. 2024-32A A2, CME Term SOFR 3 Month + 1.7200%, 5.9993%,
4/23/37 (144A)
‡
12,000,000 11,971,032
OCP CLO Ltd. 2020-18A A1R2, CME Term SOFR 3 Month + 1.3700%, 5.6395%,
7/20/37 (144A)
‡
104,500,000 104,457,437
OCP CLO Ltd. 2017-14A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6395%,
7/20/37 (144A)
‡
162,000,000 161,950,720
OCP CLO Ltd. 2022-25A A1R, CME Term SOFR 3 Month + 1.4200%, 5.6895%,
7/20/37 (144A)
‡
66,650,000 66,671,748
OCP CLO Ltd. 2022-25A A2R, CME Term SOFR 3 Month + 1.6200%, 5.8895%,
7/20/37 (144A)
‡
10,000,000 9,975,045
OCP CLO Ltd. 2024-33A A2, CME Term SOFR 3 Month + 1.7000%, 5.9695%,
7/20/37 (144A)
‡
12,000,000 11,970,574
OCP CLO Ltd. 2021-22A AR, CME Term SOFR 3 Month + 1.3500%, 5.6195%,
10/20/37 (144A)
‡
24,940,000 24,940,200
OCP CLO Ltd. 2018-15A AR, CME Term SOFR 3 Month + 1.2500%, 5.5433%,
1/20/38 (144A)
‡
99,500,000 98,486,752
OCP CLO Ltd. 2020-19A A1R2, CME Term SOFR 3 Month + 1.1800%, 5.4495%,
4/20/38 (144A)
‡
177,300,000 176,413,500
OCP CLO Ltd. 2025-43A A2, CME Term SOFR 3 Month + 1.6500%, 0.0000%,
7/20/38 (144A)
‡
6,100,000 6,100,000

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
12 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Octagon 52 Ltd. 2021-1A A2R, CME Term SOFR 3 Month + 1.6000%, 5.8793%,
7/23/37 (144A)
‡
$ 10,000,000 $ 9,975,146
Octagon 60 Ltd. 2022-1A A2R, CME Term SOFR 3 Month + 1.5800%, 5.8495%,
10/20/37 (144A)
‡
15,000,000 14,961,988
Octagon 65 Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.5800%, 5.8593%,
10/23/37 (144A)
‡
18,750,000 18,703,035
Octagon 68 Ltd. 2023-1A A2, CME Term SOFR 3 Month + 1.9500%, 6.2195%,
10/20/36 (144A)
‡
15,000,000 15,038,706
Octagon 69 Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.6600%, 5.9352%,
7/24/37 (144A)
‡
10,000,000 9,975,490
Octagon 71 Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%, 5.9695%,
4/18/37 (144A)
‡
15,000,000 14,964,221
Octagon 75 Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.2000%, 5.4853%,
1/22/38 (144A)
‡
25,000,000 24,928,660
Octagon Investment Partners 20-R Ltd. 2019-4A A1RR, CME Term SOFR 3 Month
+ 1.4000%, 5.7147%, 8/12/37 (144A)
‡
28,000,000 28,004,281
Octagon Investment Partners 28 Ltd. 2016-1A A2RR, CME Term SOFR 3 Month +
1.7200%, 5.9952%, 4/24/37 (144A)
‡
10,250,000 10,226,353
Octagon Investment Partners 29 Ltd. 2016-1A A1R2, CME Term SOFR 3 Month +
1.4200%, 5.6895%, 7/18/37 (144A)
‡
63,900,000 63,922,295
Octagon Investment Partners 29 Ltd. 2016-1A A2R2, CME Term SOFR 3 Month +
1.6200%, 5.8895%, 7/18/37 (144A)
‡
10,000,000 9,975,079
Octagon Investment Partners 32 Ltd. 2017-1A A1R3, CME Term SOFR 3 Month +
1.3800%, 5.6361%, 10/31/37 (144A)
‡
87,000,000 86,986,941
Octagon Investment Partners 41 Ltd. 2019-2A A1R2, CME Term SOFR 3 Month +
1.0900%, 5.3461%, 10/15/33 (144A)
‡
158,650,000 157,599,721
Octagon Investment Partners 42 Ltd. 2019-3A A1RR, CME Term SOFR 3 Month +
1.3600%, 5.6161%, 7/15/37 (144A)
‡
97,000,000 96,954,963
Octagon Investment Partners 44 Ltd. 2019-1A AR, CME Term SOFR 3 Month +
1.4416%, 5.6977%, 10/15/34 (144A)
‡
42,600,000 42,524,483
Octagon Investment Partners 45 Ltd. 2019-1A A1R, CME Term SOFR 3 Month +
1.3400%, 5.5961%, 4/15/35 (144A)
‡
10,320,000 10,296,674
Octagon Investment Partners 50 Ltd. 2020-4A AR, CME Term SOFR 3 Month +
1.4116%, 5.6677%, 1/15/35 (144A)
‡
53,400,000 53,317,871
Octagon Investment Partners 51 Ltd. 2021-1A AR, CME Term SOFR 3 Month +
0.9900%, 5.2595%, 7/20/34 (144A)
‡
261,500,000 259,669,500
OHA Credit Funding 4 Ltd. 2019-4A AR2, CME Term SOFR 3 Month + 1.2900%,
5.5624%, 1/22/38 (144A)
‡
45,350,000 45,275,739
OHA Credit Funding 7 Ltd. 2020-7A AR, CME Term SOFR 3 Month + 1.3000%,
5.5695%, 2/24/37 (144A)
‡
48,500,000 48,500,000
OHA Credit Partners VII Ltd. 2012-7A AR4, CME Term SOFR 3 Month + 1.1400%,
5.4619%, 2/20/38 (144A)
‡
22,500,000 22,267,786
OHA Credit Partners XII Ltd. 2015-12A A2R2, CME Term SOFR 3 Month +
1.7000%, 5.9793%, 4/23/37 (144A)
‡
30,750,000 30,678,476
OHA Credit Partners XIV Ltd. 2017-14A A2R, CME Term SOFR 3 Month +
1.5700%, 5.8395%, 7/21/37 (144A)
‡
20,000,000 19,950,218
OHA Credit Partners XVI 2021-16A AR, CME Term SOFR 3 Month + 1.3500%,
5.6195%, 10/18/37 (144A)
‡
45,500,000 45,472,841
Palmer Square CLO Ltd. 2015-1A A1B5, CME Term SOFR 3 Month + 1.3500%,
5.6800%, 5/21/34 (144A)
‡
29,000,000 28,952,022
Palmer Square CLO Ltd. 2021-3A A2, CME Term SOFR 3 Month + 1.6616%,
5.9177%, 1/15/35 (144A)
‡
16,000,000 15,973,470
Palmer Square CLO Ltd. 2022-3A A2R, CME Term SOFR 3 Month + 1.5500%,
5.8195%, 7/20/37 (144A)
‡
15,400,000 15,361,401

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Palmer Square CLO Ltd. 2024-2A A2, CME Term SOFR 3 Month + 1.6000%,
5.8695%, 7/20/37 (144A)
‡
$ 6,000,000 $ 5,985,256
Palmer Square CLO Ltd. 2021-1A A1AR, CME Term SOFR 3 Month + 1.1500%,
5.4195%, 4/20/38 (144A)
‡
20,000,000 19,810,060
Palmer Square Loan Funding Ltd. 2022-3A A1BR, CME Term SOFR 3 Month +
1.4000%, 5.6561%, 4/15/31 (144A)
‡
750,000 749,926
Park Blue CLO 2023-IV Ltd. 2023-4A A2, CME Term SOFR 3 Month + 2.0000%,
6.2818%, 1/25/37 (144A)
‡
5,000,000 5,014,332
Pikes Peak CLO 10 2022-10A A1R, CME Term SOFR 3 Month + 1.3600%,
5.6324%, 1/22/38 (144A)
‡
10,000,000 9,973,804
Pikes Peak CLO 8 2021-8A A1R, CME Term SOFR 3 Month + 1.3300%, 5.5995%,
1/20/38 (144A)
‡
10,000,000 9,994,487
Pixley Park CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.5200%,
5.8220%, 1/15/37 (144A)
‡
27,000,000 26,922,129
Post CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 1.0800%, 5.3361%,
10/15/34 (144A)
‡
189,000,000 187,674,392
Post CLO Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.6000%, 5.8695%,
4/20/37 (144A)
‡
85,000,000 85,111,682
RAD CLO 15 Ltd. 2021-15A A, CME Term SOFR 3 Month + 1.3516%, 5.6211%,
1/20/34 (144A)
‡
22,106,985 22,112,392
RAD CLO 21 Ltd. 2023-21A A1R, CME Term SOFR 3 Month + 1.0700%, 5.3518%,
1/25/37 (144A)
‡
235,400,000 233,138,750
RAD CLO 26 Ltd. 2024-26A A, CME Term SOFR 3 Month + 1.3700%, 5.6395%,
10/20/37 (144A)
‡
100,000,000 99,984,200
Rad CLO 7 Ltd. 2020-7A A2R, CME Term SOFR 3 Month + 1.7000%, 5.9798%,
4/17/36 (144A)
‡
11,000,000 10,983,794
Rad CLO 9 Ltd. 2020-9A A1R, CME Term SOFR 3 Month + 1.3400%, 5.5961%,
1/15/38 (144A)
‡
21,500,000 21,491,185
REESE PARK CLO Ltd. 2020-1A ARR, CME Term SOFR 3 Month + 1.3200%,
5.5761%, 1/15/38 (144A)
‡
26,300,000 26,247,400
Regatta 30 Funding Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3200%,
5.6330%, 1/25/38 (144A)
‡
33,500,000 33,389,685
Regatta XI Funding Ltd. 2018-1A AR, CME Term SOFR 3 Month + 1.4000%,
5.6798%, 7/17/37 (144A)
‡
68,209,866 68,215,166
Regatta XVII Funding Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.3800%,
5.6361%, 10/15/37 (144A)
‡
31,250,000 31,248,453
Regatta XVIII Funding Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.1600%,
5.4161%, 4/15/38 (144A)
‡
38,500,000 38,307,500
Regatta XX Funding Ltd. 2021-2A AR, CME Term SOFR 3 Month + 1.1800%,
5.4361%, 1/15/38 (144A)
‡
177,790,000 176,307,143
Regatta XXVII Funding Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7300%,
6.0126%, 4/26/37 (144A)
‡
10,000,000 9,976,311
Regatta XXVIII Funding Ltd. 2024-2A A2, CME Term SOFR 3 Month + 1.7500%,
6.0318%, 4/25/37 (144A)
‡
16,000,000 15,961,827
Riserva CLO Ltd. 2016-3A ARR, CME Term SOFR 3 Month + 1.3216%, 5.5911%,
1/18/34 (144A)
‡
74,500,000 74,266,502
Rockford Tower CLO Ltd. 2017-1A AR2, CME Term SOFR 3 Month + 1.3616%,
5.6311%, 4/20/34 (144A)
‡
14,500,000 14,465,378
Rockford Tower CLO Ltd. 2021-3A A2R, CME Term SOFR 3 Month + 1.6500%,
5.9061%, 1/15/38 (144A)
‡
14,000,000 13,966,091
RR 20 Ltd. 2022-20A A1R, CME Term SOFR 3 Month + 0.9900%, 5.2461%,
7/15/37 (144A)
‡
151,721,000 150,062,083
RR 21 Ltd. 2022-21A A1BR, CME Term SOFR 3 Month + 1.6000%, 5.8561%,
7/15/39 (144A)
‡
15,000,000 14,962,178

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
14 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
RR 26 Ltd. 2023-26A A1R, CME Term SOFR 3 Month + 1.1200%, 5.3761%,
4/15/38 (144A)
‡
$ 129,500,000 $ 128,412,705
RR 35 Ltd. 2024-35A A1B, CME Term SOFR 3 Month + 1.5500%, 5.8520%,
1/15/40 (144A)
‡
10,000,000 9,970,359
RRX 7 Ltd. 2022-7A A1, CME Term SOFR 3 Month + 1.3600%, 5.6161%, 7/15/35
(144A)
‡
21,350,000 21,308,246
Sandstone Peak III Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.6300%,
5.9118%, 4/25/37 (144A)
‡
66,000,000 66,098,063
Sandstone Peak III Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.8300%,
6.1118%, 4/25/37 (144A)
‡
8,000,000 8,016,473
Saratoga Investment Corp. CLO Ltd. 2013-1A A2R4, CME Term SOFR 3 Month +
1.7600%, 6.0295%, 4/20/33 (144A)
‡
10,000,000 10,019,962
Signal Peak CLO 11 Ltd. 2024-11A A2, CME Term SOFR 3 Month + 1.6800%,
5.9495%, 7/18/37 (144A)
‡
20,000,000 19,949,748
Signal Peak CLO 12 Ltd. 2022-12A A1R, CME Term SOFR 3 Month + 1.4000%,
5.6695%, 7/18/37 (144A)
‡
14,000,000 14,000,000
Signal Peak CLO 12 Ltd. 2022-12A A2R, CME Term SOFR 3 Month + 1.6000%,
5.8695%, 7/18/37 (144A)
‡
8,000,000 7,980,302
Signal Peak CLO 5 Ltd. 2018-5A A2R, CME Term SOFR 3 Month + 1.7500%,
6.0318%, 4/25/37 (144A)
‡
24,000,000 23,942,873
Signal Peak CLO 9 Ltd. 2021-9A A2R, CME Term SOFR 3 Month + 1.5500%,
5.8195%, 1/21/38 (144A)
‡
10,000,000 9,973,996
Silver Point CLO 1 Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.3200%,
5.5895%, 1/20/38 (144A)
‡
46,420,000 46,387,079
Silver Point CLO 2 Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%,
5.6395%, 4/20/38 (144A)
‡
121,000,000 120,798,172
Silver Point CLO 4 Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.6300%,
5.8861%, 4/15/37 (144A)
‡
27,500,000 27,539,806
Silver Point CLO 4 Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.8300%,
6.0861%, 4/15/37 (144A)
‡
18,000,000 18,032,508
Silver Point CLO 6 Ltd. 2024-6A A1, CME Term SOFR 3 Month + 1.4000%,
5.6561%, 10/15/37 (144A)
‡
28,750,000 28,755,293
Silver Rock CLO I Ltd. 2020-1A A1RR, CME Term SOFR 3 Month + 1.4200%,
5.6895%, 10/20/37 (144A)
‡
25,000,000 25,000,000
Sixth Street CLO IX Ltd. 2017-9A AR, CME Term SOFR 3 Month + 1.3800%,
5.6495%, 7/21/37 (144A)
‡
51,445,000 51,434,999
Sixth Street CLO XV Ltd. 2020-15A AR, CME Term SOFR 3 Month + 1.3700%,
5.6452%, 10/24/37 (144A)
‡
18,800,000 18,796,593
Sixth Street CLO XVII Ltd. 2021-17A A1R, CME Term SOFR 3 Month + 1.1500%,
5.4298%, 4/17/38 (144A)
‡
21,520,000 21,412,400
Sound Point CLO IX Ltd. 2015-2A ARRR, CME Term SOFR 3 Month + 1.4716%,
5.7411%, 7/20/32 (144A)
‡
2,945,711 2,946,585
Sound Point CLO XXVI Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.4316%,
5.7011%, 7/20/34 (144A)
‡
11,000,000 10,982,041
Sycamore Tree CLO Ltd. 2024-5A A2, CME Term SOFR 3 Month + 1.8000%,
6.0695%, 4/20/36 (144A)
‡
15,000,000 14,977,893
Sycamore Tree CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.6500%,
5.9195%, 4/20/37 (144A)
‡
148,000,000 148,228,764
Sycamore Tree CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 1.3900%,
5.6595%, 1/20/38 (144A)
‡
31,000,000 31,027,522
Symphony CLO 40 Ltd. 2023-40A AR, CME Term SOFR 3 Month + 1.3100%,
5.5517%, 1/5/38 (144A)
‡
68,520,000 68,280,180
Symphony CLO 45 Ltd. 2024-45A A2, CME Term SOFR 3 Month + 1.5300%,
5.7861%, 10/15/37 (144A)
‡
10,000,000 9,974,733

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Symphony CLO 47 Ltd. 2025-47A A1, CME Term SOFR 3 Month + 1.1400%,
5.4206%, 4/20/38 (144A)
‡
$ 100,000,000 $ 98,899,610
Symphony CLO XXIII Ltd. 2020-23A AR2, CME Term SOFR 3 Month + 0.9000%,
5.1561%, 1/15/34 (144A)
‡
13,639,748 13,530,630
Symphony CLO XXV Ltd. 2021-25A A, CME Term SOFR 3 Month + 1.2416%,
5.5111%, 4/19/34 (144A)
‡
20,000,000 19,917,300
Symphony Loan Funding CLO 1 Ltd. 2024-1A A1, CME Term SOFR 3 Month +
1.4300%, 5.7024%, 1/22/38 (144A)
‡
78,800,000 78,857,343
Symphony Loan Funding CLO 1 Ltd. 2024-1A A2, CME Term SOFR 3 Month +
1.6500%, 5.9224%, 1/22/38 (144A)
‡
12,000,000 11,969,516
TCW CLO Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.4200%, 5.6998%,
7/17/37 (144A)
‡
10,000,000 10,003,192
Texas Debt Capital CLO 2023-II Ltd. 2023-2A A1R, CME Term SOFR 3 Month +
1.3700%, 5.6395%, 10/21/37 (144A)
‡
53,000,000 52,990,094
Texas Debt Capital CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.7000%,
5.9724%, 4/22/37 (144A)
‡
16,000,000 15,962,299
Thompson Park CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.0500%,
5.3061%, 4/15/34 (144A)
‡
125,000,000 124,489,087
Tikehau US CLO I Ltd. 2021-1A A2, CME Term SOFR 3 Month + 1.7116%, 5.9811%,
1/18/35 (144A)
‡
8,000,000 7,986,784
TRESTLES CLO III Ltd. 2020-3A A1R, CME Term SOFR 3 Month + 1.3900%,
5.6595%, 10/20/37 (144A)
‡
28,600,000 28,603,049
TRESTLES CLO Ltd. 2017-1A A1RR, CME Term SOFR 3 Month + 1.4600%,
5.7418%, 7/25/37 (144A)
‡
20,250,000 20,239,877
Trestles CLO VI Ltd. 2023-6A A1R, CME Term SOFR 3 Month + 1.1800%,
5.4543%, 4/25/38 (144A)
‡
48,500,000 48,076,255
Trinitas CLO VI Ltd. 2017-6A ARRR, CME Term SOFR 3 Month + 1.3300%,
5.6118%, 1/25/34 (144A)
‡
77,410,000 77,410,000
Trinitas CLO XXX Ltd. 2024-30A A1, CME Term SOFR 3 Month + 1.3700%,
5.6493%, 10/23/37 (144A)
‡
26,500,000 26,494,567
Trinitas CLO XXXI Ltd. 2024-31A A1, CME Term SOFR 3 Month + 1.3500%,
5.6224%, 1/22/38 (144A)
‡
19,000,000 18,913,142
Trysail CLO Ltd. 2021-1A A1, CME Term SOFR 3 Month + 1.5816%, 5.8511%,
7/20/32 (144A)
‡
86,157,275 86,083,818
Valley Stream Park CLO Ltd. 2022-1A ARR, CME Term SOFR 3 Month + 1.1900%,
5.4595%, 1/20/37 (144A)
‡
10,280,000 10,229,827
Venture 32 CLO Ltd. 2018-32A A1, CME Term SOFR 3 Month + 1.3616%, 5.6311%,
7/18/31 (144A)
‡
5,921,660 5,921,660
Venture 42 CLO Ltd. 2021-42A A2, CME Term SOFR 3 Month + 1.5616%,
5.8177%, 4/15/34 (144A)
‡
5,000,000 4,992,608
Venture 46 CLO Ltd. 2022-46A A1R, CME Term SOFR 3 Month + 1.4500%,
5.7195%, 10/20/37 (144A)
‡
8,000,000 8,000,001
Venture XXX CLO Ltd. 2017-30A A2, CME Term SOFR 3 Month + 1.6116%,
5.8677%, 1/15/31 (144A)
‡
15,500,000 15,519,146
Vibrant CLO IX-R Ltd. 2018-9RA A1, CME Term SOFR 3 Month + 1.0000%,
5.3194%, 4/20/37 (144A)
‡
48,975,000 48,465,200
Voya CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 1.0000%, 5.2561%,
7/15/34 (144A)
‡
85,765,000 84,983,141
Voya CLO Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.5200%, 5.7761%,
4/15/37 (144A)
‡
10,000,000 10,008,879
Voya CLO Ltd. 2020-3A ARR, CME Term SOFR 3 Month + 1.2500%, 5.5195%,
1/20/38 (144A)
‡
129,150,000 127,851,745
Voya CLO Ltd. 2020-2A A1RR, CME Term SOFR 3 Month + 1.3100%, 5.5904%,
1/20/38 (144A)
‡
70,000,000 69,952,953

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
16 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Voya CLO Ltd. 2024-7A A1, CME Term SOFR 3 Month + 1.3100%, 5.5963%,
1/20/38 (144A)
‡
$ 11,950,000 $ 11,939,596
Voya Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.5800%, 5.8495%, 7/20/37
(144A)
‡
12,000,000 11,970,136
Wellfleet CLO Ltd. 2022-1A A1RN, CME Term SOFR 3 Month + 1.4200%,
5.6761%, 7/15/37 (144A)
‡
19,500,000 19,500,000
Whitebox CLO II Ltd. 2020-2A A1R2, CME Term SOFR 3 Month + 1.3800%,
5.6552%, 10/24/37 (144A)
‡
43,300,000 43,356,693
Whitebox CLO IV Ltd. 2023-4A A1R, CME Term SOFR 3 Month + 1.4900%,
5.7748%, 4/20/36 (144A)
‡
125,000,000 125,000,000
Whitebox CLO IV Ltd. 2023-4A A2R, CME Term SOFR 3 Month + 1.8000%,
6.0848%, 4/20/36 (144A)
‡
16,000,000 16,000,000
Wind River CLO Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3500%,
5.6195%, 7/20/35 (144A)
‡
70,000,000 69,737,500
Wind River CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.6000%, 5.8695%,
4/20/37 (144A)
‡
62,000,000 62,083,582
Wise CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.2300%, 5.4902%,
1/20/38 (144A)
‡
15,000,000 14,802,820
Zais CLO 11 Ltd. 2018-11A BR, CME Term SOFR 3 Month + 1.7900%, 6.0595%,
1/20/32 (144A)
‡
31,600,000 31,663,070
Zais CLO 16 Ltd. 2020-16A A1R2, CME Term SOFR 3 Month + 1.1300%,
5.3995%, 10/20/34 (144A)
‡
83,000,000 82,373,010
Zais CLO 18 Ltd. 2022-18A A1A, CME Term SOFR 3 Month + 1.5200%, 5.8018%,
1/25/35 (144A)
‡
46,875,000 46,855,031
Total Collateralized Loan Obligations (cost $19,623,751,846) 19,530,574,591
Investment Companies - 1 .3%
Money Market Funds - 1 .3%
Janus Henderson Cash Liquidity Fund LLC, 4.3351%
£,∞
(cost $267,979,868) 267,926,283 267,979,868
Total Investments (total cost $ 19,891,731,714 ) - 99 .7% 19,798,554,459
Cash, Receivables and Other Assets, net of Liabilities - 0.3% 57,870,404
Net Assets - 100.0% $19,856,424,863
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 19,798,554,459 100 .0%

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/25
............. Shares
Held at
4/30/25
Dividend
Income
Investment Company - 1.4%
Money Market Funds - 1.4%
Janus Henderson Cash
Liquidity Fund LLC,
4.3351%
∞
$ – $ 6,698,076,192 $ (6,430,096,324) $ – $ – $ 267,979,868 267,926,283 $ 6,366,007

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
18 April 30, 2025
CME Chicago Mercantile Exchange
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of April 30, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2025 is $19,530,574,591 which represents 98.4% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 19,530,574,591 $ — $ 19,530,574,591
Investment Companies — 267,979,868 — 267,979,868
Total Assets $ — $ 19,798,554,459 $ — $ 19,798,554,459

Janus Henderson AAA CLO ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2025
Janus Detroit Street Trust 19
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $19,623,751,846) $ 19,530,574,591
Affiliated investments, at value (cost $267,979,868) 267,979,868
Cash 660,844
Receivables:
Investments sold 470,205,534
Fund units sold 88,453,547
Dividends 1,334,489
Interest 63,983,700
Due from adviser 40,732
Total Assets 20,423,233,305
Liabilities:
Payables:
Investments purchased 159,356,415
Fund units purchased 404,093,205
Management fees 3,358,822
Total Liabilities 566,808,442
Commitments and contingent liabilities
Net Assets $ 19,856,424,863
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 19,885,000,863
Total distributable earnings (loss) (28,576,000)
Total Net Assets $ 19,856,424,863
Net Assets $ 19,856,424,863
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 393,100,000
Net Asset Value Per Share $ 50 .51

Janus Henderson AAA CLO ETF
Statement of Operations
(unaudited)
For the year period ended April 30, 2025
20 April 30, 2025
See Notes to Financial Statements.
Investment Income:
Interest $ 524,722,734
Dividends from affiliates 6,366,007
Total Investment Income 531,088,741
Expenses:
Management Fees 18,640,586
Total Expenses 18,640,586
Less: Excess Expense Reimbursement and Waivers (84,567)
Net Expenses 18,556,019
Net Investment Income/(Loss) 512,532,722
Net Realized Gain/(Loss) on Investments:
Investments $ (10,824,646)
Total Net Realized Gain/(Loss) on Investments $ (10,824,646)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (130,962,152)
Total Change in Unrealized Net Appreciation/Depreciation $ (130,962,152)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 370,745,924

Janus Henderson AAA CLO ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 21
See Notes to Financial Statements.
Period Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Operations:
Net investment income/(loss) $ 512,532,722 $ 586,645,236
Net realized gain/(loss) on investments (10,824,646) 17,055,183
Change in unrealized net appreciation/depreciation (130,962,152) 29,256,229
Net Increase/(Decrease) in Net Assets Resulting from Operations 370,745,924 632,956,648
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (517,083,552) (536,543,010)
Net Decrease from Dividends and Distributions to Shareholders (517,083,552) (536,543,010)
Capital Share Transactions 6,037,131,958 9,397,143,529
Net Increase/(Decrease) in Net Assets 5,890,794,330 9,493,557,167
Net Assets: — —
Beginning of Period   13,965,630,533 4,472,073,366
End of Period $ 19,856,424,863 $ 13,965,630,533

Janus Henderson AAA CLO ETF
Financial Highlights
22 April 30, 2025
See Notes to Financial Statements.
For a share outstanding during the period ended April
30, 2025 (unaudited) and each year or period ended
October 31 2025 2024 2023 2022 2021 2020
(1)
Net Asset Value, Beginning of Period $50.83 $50.16 $48.82 $50.49 $49.79 $50.00
Income/(Loss) from Investment Operations: — — — — — —
Net investment income/(loss)
(2)
1.40 3.38 3.16 1.26 0.58 0.02
Net realized and unrealized gain/(loss) (0.26) 0.55 1.02 (2.00) 0.69 (0.23)
Total from Investment Operations 1.14 3.93 4.18 (0.74) 1.27 (0.21)
Less Dividends and Distributions: — — — — — —
Dividends (from net investment income) (1.45) (3.26) (2.84) (0.93) (0.57) —
Distributions (from capital gains) (0.01) — — — — —
Total Dividends and Distributions (1.46) (3.26) (2.84) (0.93) (0.57) —
Net Asset Value, End of Period $50.51 $50.83 $50.16 $48.82 $50.49 $49.79
Total Return
*
2.27% 8.09% 8.81% (1.48)%
(3)
2.55% (0.42)%
Net assets, End of Period (in thousands) $19,856,425 $13,965,631 $4,472,073 $1,662,371 $260,002 $119,486
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.20% 0.20% 0.22% 0.24% 0.25% 0.25%
Ratio of Net Expenses (After Waivers and
Expense Offsets) 0.20% 0.20% 0.22% 0.24% 0.25% 0.25%
Ratio of Net Investment Income/(Loss) 5.56% 6.68% 6.37% 2.54% 1.16% 1.29%
Portfolio Turnover Rate
(4)
53% 51% 47% 55% 42% 0%
(5)
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from October 16, 2020 (commencement of operations) through October 31, 2020.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(5) Amount is less than 0.5%

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
1. Organization and Significant Accounting Policies
Janus Henderson AAA CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fourteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to high quality AAA-rated collateralized loan obligations (“CLOs”). The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson
Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the
Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2025
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2025
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
AAA rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The
Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was 0.20% of the Fund’s average daily net assets.
Additionally, the Adviser has contractually agreed to waive and/or reimburse the management fee to the extent that the
Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed the annual rate of 0.20% of the Fund’s average daily net assets. The Adviser has agreed to continue the waiver through February 28, 2026. The previous expense limit for the period from February 29, 2024 through February 28, 2025 was 0.21%. If applicable, amounts waived and/or reimbursed to the Fund by the Adviser are disclosed as “Excess Expense Reimbursement and Waivers” on the Statement of
Operations.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
Daily Net Assets Fee Rate
$0-$1 billion 0.25%
over $1 billion 0.20%

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2025
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2025 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$19,891,731,714 $5,388,374 $(98,565,629) $(93,177,255)

Janus Henderson AAA CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2025, the Fund had net realized loss of $14,653,631 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Period Ended April 30, 2025 Year Ended October 31, 2024
Shares Amount Shares Amount
Shares sold 228,150,000 $ 11,580,584,457 190,400,000 $ 9,640,184,392
Shares repurchased (109,800,000) (5,543,452,499) (4,800,000) (243,040,863)
Net Increase/(Decrease) 118,350,000 $ 6,037,131,958 185,600,000 $ 9,397,143,529
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$12,890,465,919 $9,821,188,398 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$7,309,249,959 $4,625,337,485 $— $—

Janus Henderson AAA CLO ETF
Additional Information
(unaudited)
30 April 30, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 16-17, 2025 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson Corporate Bond ETF (“JLQD”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”), Janus
Henderson Securitized Income ETF (“JSI”), Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson
Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson
U.S. Real Estate ETF (“JRE”), and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”) (each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the
Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the
Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 10, 2025 via videoconference to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates

Janus Henderson AAA CLO ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 31
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources, and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2024. The reporting is described in detail below:

Janus Henderson AAA CLO ETF
Additional Information
(unaudited)
32 April 30, 2025
The total expense ratio and the contractual management fee for JAAA were each reported in the 3rd quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JLQD were each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JMBS were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSI were each reported in the 4th quintile.
The total expense ratio and the contractual management fee for VNLA were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JSMD were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JRE were reported in the 4th and 3rd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX were each reported in the 2nd quintile.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.20%, 0.22% and 0.23%, respectively, until at least February
28, 2026. The Board also considered that the Adviser had voluntarily agreed to cap the expenses of JLQD to the extent that the Fund’s total expense ratio exceeded 0.20% until at least May 1, 2026. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated
ETFs in which a Fund invests (if any), for until at least February 28, 2026.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.

Janus Henderson AAA CLO ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 33
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2024 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st quintile of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, three- and four-year periods;
JBBB was reported to be in the 1stquintile of its performance universe for its one- and two-year periods, respectively;
JLQD was reported to be in the 2nd, 3rd, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively.
JMBS was reported to be in the 1st quintile of its performance universe for its one-, two-, three-, four-, and five-year periods;
JSI was reported to be in the 2nd, 1st, and 1st quintiles of its performance universe for its three month, one year, and since inception periods, respectively.
VNLA was reported to be in the 2nd, 2nd, 2nd, 2nd, and 1st quintiles of its performance universe for each of its one-
, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 1st, 1st, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 3rd, 2nd, 1st, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JRE was reported to be in the 2nd, 4th, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively; and
SSPX was reported to be in the 5th quintile of its performance universe for its one-, two-, and three- year periods.
With respect to JSML and JSMD, the Board noted that these Funds had operated as index-based during the periods described above and, as a result, had been passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e., “tracking error”) and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

125-24-93087 04-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2025
Janus Henderson U.S. Real Estate ETF
Janus Detroit Street Trust

Janus Henderson U.S. Real Estate ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 99 .3%
Health Care REITs - 14 .9%
Sabra Health Care REIT, Inc. 53,293 $ 951,280
Ventas, Inc. 19,571 1,371,535
Welltower, Inc. 9,398 1,434,041
3,756,856
Hotel & Resort REITs - 2 .1%
Ryman Hospitality Properties, Inc. 6,037 530,954
Industrial REITs - 13 .4%
EastGroup Properties, Inc. 5,301 866,289
First Industrial Realty Trust, Inc. 13,294 632,529
Lineage, Inc. 14,669 707,486
Prologis, Inc. 11,654 1,191,039
3,397,343
Office REITs - 6 .5%
BXP, Inc. 13,474 858,698
Highwoods Properties, Inc. 27,398 779,199
1,637,897
Real Estate Management & Development - 2 .9%
CBRE Group, Inc. - Class A* 5,984 731,125
Residential REITs - 17 .4%
American Homes 4 Rent - Class A 28,694 1,072,869
AvalonBay Communities, Inc. 6,571 1,379,778
Equity LifeStyle Properties, Inc. 14,110 914,046
UDR, Inc. 24,945 1,044,697
4,411,390
Retail REITs - 13 .1%
Agree Realty Corp. 10,136 786,655
Federal Realty Investment Trust 9,708 912,746
Macerich Co. (The) 42,700 625,982
NETSTREIT Corp. 33,226 540,587
Realty Income Corp. 7,711 446,159
3,312,129
Specialized REITs - 29 .0%
CubeSmart 25,664 1,043,755
Digital Realty Trust, Inc. 11,450 1,838,183
Equinix, Inc. 2,720 2,341,240
Public Storage 4,577 1,375,068
SBA Communications Corp. - Class A 3,076 748,698
7,346,944
Total Common Stocks (cost 24,465,630) 25,124,638
Investment Companies - 0 .7%
Money Market Funds - 0 .7%
Invesco Government & Agency Portfolio, Institutional Class, 4.2616%
∞
(cost
$172,073) 172,073 172,073
Total Investments (total cost $ 24,637,703 ) - 100 .0% 25,296,711
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (2,540)
Net Assets - 100.0% $25,294,171

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
(unaudited)
April 30, 2025
4 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 25,296,711 100 .0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/25
............. Shares
Held at
4/30/25
Dividend
Income
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash
Collateral Fund LLC,
4.2679%
∞
$ – $ 4,224,942 $ (4,224,942) $ – $ – $ – – $ 946
Δ

Janus Henderson U.S. Real Estate ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
Janus Detroit Street Trust 5
LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of April 30, 2025.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 25,124,638 $ — $ — $ 25,124,638
Investment Companies 172,073 — — 172,073
Total Assets $ 25,296,711 $ — $ — $ 25,296,711

Janus Henderson U.S. Real Estate ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2025
6 April 30, 2025
See Notes to Financial Statements.
Assets:
Investments, at value (cost $24,637,703) $ 25,296,711
Cash denominated in foreign currency (cost $2,841) 2,862
Receivables:
Fund units sold 588,236
Dividends 2,534
Interest 592
Total Assets 25,890,935
Liabilities:
Due to custodian 583,969
Payables:
Management fees 12,795
Total Liabilities 596,764
Commitments and contingent liabilities
Net Assets $ 25,294,171
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 24,034,202
Total distributable earnings (loss) 1,259,969
Total Net Assets $ 25,294,171
Net Assets $ 25,294,171
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 1,075,001
Net Asset Value Per Share $ 23 .53

Janus Henderson U.S. Real Estate ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2025
Janus Detroit Street Trust 7
See Notes to Financial Statements.
Investment Income:
Dividends $ 484,553
Affiliated securities lending income, net     946
Unaffiliated securities lending income, net 313
Foreign tax withheld (5,255)
Total Investment Income 480,557
Expenses:
Management Fees 82,397
Total Expenses 82,397
Net Investment Income/(Loss) 398,160
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 436,405
Total Net Realized Gain/(Loss) on Investments $ 436,405
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ (2,058,713)
Total Change in Unrealized Net Appreciation/Depreciation $ (2,058,713)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (1,224,148)

Janus Henderson U.S. Real Estate ETF
Statements of Changes in Net Assets
8 April 30, 2025
See Notes to Financial Statements.
Period Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Operations:
Net investment income/(loss) $ 398,160 $ 278,116
Net realized gain/(loss) on investments 436,405 826,503
Change in unrealized net appreciation/depreciation (2,058,713) 3,319,830
Net Increase/(Decrease) in Net Assets Resulting from Operations (1,224,148) 4,424,449
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (422,793) (198,776)
Net Decrease from Dividends and Distributions to Shareholders (422,793) (198,776)
Capital Share Transactions 572,080 17,750,416
Net Increase/(Decrease) in Net Assets (1,074,861) 21,976,089
Net Assets: — —
Beginning of Period   26,369,032 4,392,943
End of Period $ 25,294,171 $ 26,369,032

Janus Henderson U.S. Real Estate ETF
Financial Highlights
Janus Detroit Street Trust 9
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2025
(unaudited) and each year or period ended October 31 2025 2024 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $25.11 $19.52 $21.39 $26.90 $25.00
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(2)
0.38 0.53 0.56 0.38 0.17
Net realized and unrealized gain/(loss) (1.56) 5.60 (1.84) (5.41) 1.80
Total from Investment Operations (1.18) 6.13 (1.28) (5.03) 1.97
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.33) (0.54) (0.59) (0.48) (0.07)
Distributions (from capital gains) (0.07) — — — —
Total Dividends and Distributions (0.40) (0.54) (0.59) (0.48) (0.07)
Net Asset Value, End of Period $23.53 $25.11 $19.52 $21.39 $26.90
Total Return
*
(4.70)% 31.69% (6.19)% (18.85)% 7.90%
Net assets, End of Period (in thousands) $25,294 $26,369 $4,393 $3,208 $11,435
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.65% 0.65% 0.65% 0.65% 0.65%
Ratio of Net Investment Income/(Loss) 3.14% 2.23% 2.55% 1.46% 1.84%
Portfolio Turnover Rate
(3)
32% 102% 73% 76% 23%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from June 22, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
10 April 30, 2025
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Real Estate ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fourteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.  The
Fund seeks total return through a combination of capital appreciation and current income. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the
Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 11
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
12 April 30, 2025
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Real Estate Investing
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.
Concentration Risk
Since the Fund concentrates its assets in the U.S. real estate industry and real estate-related industries an investment in the Fund will be closely linked to performance of the U.S. real estate markets. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.
Nondiversification Risk
The Fund is classified as non-diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2025
as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of April 30, 2025.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was 0.65% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations,
Daily Net Assets Fee Rate
$0-$250 million 0.65%
Next $750 million 0.60%
Over $1 billion 0.50%

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2025, the Adviser owned 900,001 share or 85.71% of the Fund.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2025 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2025 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
5. Capital Share Transactions
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$24,637,703 $1,684,474 $(1,025,466) $659,008
Period Ended April 30, 2025 Year Ended October 31, 2024
Shares Amount Shares Amount
Shares sold 50,000 $ 1,181,298 975,000 $ 21,066,465
Shares repurchased (25,000) (609,218) (150,000) (3,316,049)
Net Increase/(Decrease) 25,000 $ 572,080 825,000 $ 17,750,416

Janus Henderson U.S. Real Estate ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2025
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2025, the Fund had net realized gain of $68,033 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$8,148,313 $8,159,424 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,180,094 $604,042 $— $—

Janus Henderson U.S. Real Estate ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 17
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 16-17, 2025 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson Corporate Bond ETF (“JLQD”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”), Janus
Henderson Securitized Income ETF (“JSI”), Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson
Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson
U.S. Real Estate ETF (“JRE”), and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”) (each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the
Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the
Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 10, 2025 via videoconference to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates

Janus Henderson U.S. Real Estate ETF
Additional Information
(unaudited)
18 April 30, 2025
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources, and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2024. The reporting is described in detail below:

Janus Henderson U.S. Real Estate ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 19
The total expense ratio and the contractual management fee for JAAA were each reported in the 3rd quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JLQD were each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JMBS were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSI were each reported in the 4th quintile.
The total expense ratio and the contractual management fee for VNLA were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JSMD were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JRE were reported in the 4th and 3rd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX were each reported in the 2nd quintile.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.20%, 0.22% and 0.23%, respectively, until at least February
28, 2026. The Board also considered that the Adviser had voluntarily agreed to cap the expenses of JLQD to the extent that the Fund’s total expense ratio exceeded 0.20% until at least May 1, 2026. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated
ETFs in which a Fund invests (if any), for until at least February 28, 2026.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.

Janus Henderson U.S. Real Estate ETF
Additional Information
(unaudited)
20 April 30, 2025
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2024 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st quintile of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, three- and four-year periods;
JBBB was reported to be in the 1stquintile of its performance universe for its one- and two-year periods, respectively;
JLQD was reported to be in the 2nd, 3rd, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively.
JMBS was reported to be in the 1st quintile of its performance universe for its one-, two-, three-, four-, and five-year periods;
JSI was reported to be in the 2nd, 1st, and 1st quintiles of its performance universe for its three month, one year, and since inception periods, respectively.
VNLA was reported to be in the 2nd, 2nd, 2nd, 2nd, and 1st quintiles of its performance universe for each of its one-
, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 1st, 1st, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 3rd, 2nd, 1st, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JRE was reported to be in the 2nd, 4th, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively; and
SSPX was reported to be in the 5th quintile of its performance universe for its one-, two-, and three- year periods.
With respect to JSML and JSMD, the Board noted that these Funds had operated as index-based during the periods described above and, as a result, had been passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e., “tracking error”) and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

125-24-93088 04-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2025
Janus Henderson Corporate Bond ETF
Janus Detroit Street Trust

Janus Henderson Corporate Bond ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 2.9%
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) $ 510,807 $ 481,970
United Airlines Pass-Through Trust, 3.7500%, 9/3/26 234,662 229,992
Total Asset-Backed Securities (cost $655,379) 711,962
Bank Loans - 0.9%
Communication Services - 0.8%
Genesee & Wyoming, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
1.7500%, 6.0492%, 4/10/31
‡,ƒ
199,609 196,828
Information Technology - 0.1%
Clearwater Analytics LLC, First Lien Term Loan, CME Term SOFR 3 Month +
2.2500%, 6.5195%, 4/21/32
‡,ƒ
42,000 41,790
Total Bank Loans (cost $241,499) 238,618
Corporate Bonds - 86.0%
Basic Materials - 3.4%
Barrick Gold Corp., 5.8000%, 11/15/34 175,000 180,698
Barrick North America Finance LLC, 5.7000%, 5/30/41 62,000 60,724
Chevron Phillips Chemical Co. LLC, 4.7500%, 5/15/30 (144A) 60,000 60,403
Glencore Funding LLC, 5.6730%, 4/1/35 (144A) 95,000 94,766
Newmont Corp., 5.3500%, 3/15/34 242,000 246,028
Syensqo Finance America LLC, 5.8500%, 6/4/34 (144A) 203,000 205,658
848,277
Communications - 2.0%
AT&T, Inc., 5.4000%, 2/15/34 159,000 162,365
Frontier Communications Holdings LLC, 8.6250%, 3/15/31 (144A) 230,000 243,917
Time Warner Cable LLC, 6.5500%, 5/1/37 89,000 87,572
493,854
Consumer, Cyclical - 7.8%
Choice Hotels International, Inc., 5.8500%, 8/1/34 248,000 243,380
Ford Motor Co., 3.2500%, 2/12/32 150,000 122,569
Ford Motor Credit Co. LLC, 6.7980%, 11/7/28 200,000 204,071
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 3.5980%,
5.7500%, 9/30/27
‡,μ
67,000 62,360
General Motors Financial Co., Inc., 6.1000%, 1/7/34 146,000 146,712
Hasbro, Inc., 6.0500%, 5/14/34 304,000 308,564
Mattel, Inc., 3.7500%, 4/1/29 (144A) 130,000 122,419
Mattel, Inc., 5.4500%, 11/1/41 173,000 148,685
Stellantis Finance US, Inc., 5.7500%, 3/18/30 (144A) 234,000 234,092
Stellantis Finance US, Inc., 6.4500%, 3/18/35 (144A) 234,000 229,789
Warnermedia Holdings, Inc., 5.1410%, 3/15/52 159,000 108,702
1,931,343
Consumer, Non-cyclical - 14.7%
Aetna, Inc., 6.6250%, 6/15/36 150,000 159,137
Amgen, Inc., 5.6500%, 3/2/53 149,000 143,011
Bacardi-Martini BV, 6.0000%, 2/1/35 (144A) 199,000 199,703
CVS Health Corp., 5.7000%, 6/1/34 125,000 126,942
CVS Health Corp., 5.0500%, 3/25/48 131,000 111,335
Elevance Health, Inc., 6.1000%, 10/15/52 80,000 81,037
Health Care Service Corp., 5.4500%, 6/15/34 (144A) 62,000 62,522
Health Care Service Corp., 5.8750%, 6/15/54 (144A) 124,000 119,403
Heartland Dental LLC, 10.5000%, 4/30/28 (144A) 172,000 181,235
Humana, Inc., 5.3750%, 4/15/31 148,000 149,903
Humana, Inc., 5.9500%, 3/15/34 84,000 86,179
Humana, Inc., 3.9500%, 8/15/49 144,000 102,779
Illumina, Inc., 2.5500%, 3/23/31 130,000 111,804
JBS USA Holding Lux SARL, 3.6250%, 1/15/32 139,000 125,760

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2025
4 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Mars, Inc., 5.0000%, 3/1/32 (144A) $ 44,000 $ 44,353
Mars, Inc., 5.2000%, 3/1/35 (144A) 126,000 126,494
Mars, Inc., 5.7000%, 5/1/55 (144A) 34,000 33,512
McCormick & Co., Inc., 4.7000%, 10/15/34 189,000 181,015
Pilgrim's Pride Corp., 3.5000%, 3/1/32 286,000 253,774
Rollins, Inc., 5.2500%, 2/24/35 (144A) 160,000 159,622
Royalty Pharma plc, 5.4000%, 9/2/34
#
184,000 182,719
Solventum Corp., 5.4500%, 3/13/31 177,000 180,726
Solventum Corp., 5.6000%, 3/23/34 75,000 75,830
Solventum Corp., 6.0000%, 5/15/64 61,000 58,704
UnitedHealth Group, Inc., 4.7500%, 5/15/52 63,000 53,096
UnitedHealth Group, Inc., 5.6250%, 7/15/54 96,000 92,319
Universal Health Services, Inc., 2.6500%, 1/15/32 150,000 123,934
Verisk Analytics, Inc., 5.2500%, 3/15/35 314,000 311,340
3,638,188
Energy - 4.5%
Columbia Pipelines Holding Co. LLC, 5.0970%, 10/1/31 (144A) 102,000 100,677
DT Midstream, Inc., 5.8000%, 12/15/34 (144A) 107,000 105,998
EQT Corp., 6.3750%, 4/1/29 (144A) 121,000 123,811
Hess Midstream Operations LP, 5.8750%, 3/1/28 (144A) 50,000 50,105
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A) 166,000 162,512
Marathon Petroleum Corp., 5.1500%, 3/1/30 250,000 251,588
Occidental Petroleum Corp., 5.3750%, 1/1/32 123,000 117,009
Ovintiv, Inc., 7.1000%, 7/15/53 92,000 89,503
Western Midstream Operating LP, 5.4500%, 4/1/44 122,000 103,223
1,104,426
Financial - 35.0%
AerCap Ireland Capital DAC, 4.9500%, 9/10/34 159,000 152,378
Agree LP, 5.6250%, 6/15/34 125,000 126,171
Ally Financial, Inc., SOFR + 2.2900%, 6.1840%, 7/26/35
‡
160,000 157,769
Ares Capital Corp., 5.9500%, 7/15/29 158,000 159,941
Arthur J Gallagher & Co., 4.8500%, 12/15/29
#
22,000 22,272
Arthur J Gallagher & Co., 5.0000%, 2/15/32 12,000 12,048
Arthur J Gallagher & Co., 5.4500%, 7/15/34 79,000 80,238
Arthur J Gallagher & Co., 5.1500%, 2/15/35 30,000 29,771
Arthur J Gallagher & Co., 5.5500%, 2/15/55 127,000 119,629
Atlas Warehouse Lending Co. LP, 6.0500%, 1/15/28 (144A) 316,000 318,101
Bank of America Corp., SOFR + 1.3100%, 5.5110%, 1/24/36
‡
40,000 40,544
Barclays plc, SOFR + 2.2200%, 6.4900%, 9/13/29
‡
200,000 210,543
Blackstone Private Credit Fund, 7.3000%, 11/27/28 59,000 62,421
Blackstone Private Credit Fund, 5.6000%, 11/22/29 (144A) 123,000 121,135
Blackstone Secured Lending Fund, 5.8750%, 11/15/27 123,000 124,543
Blue Owl Capital Corp., 3.1250%, 4/13/27 95,000 90,321
Blue Owl Finance LLC, 6.2500%, 4/18/34 239,000 241,135
Capital One Financial Corp., SOFR + 1.9050%, 5.7000%, 2/1/30
‡
21,000 21,511
Capital One Financial Corp., SOFR + 3.0700%, 7.6240%, 10/30/31
‡
110,000 122,531
Capital One Financial Corp., SOFR + 2.6000%, 5.8170%, 2/1/34
‡
61,000 61,550
Capital One Financial Corp., SOFR + 2.0360%, 6.1830%, 1/30/36
‡
87,000 85,917
CBRE Services, Inc., 5.5000%, 6/15/35 137,000 136,486
Citigroup, Inc., SOFR + 1.8300%, 6.0200%, 1/24/36
‡
87,000 87,240
Citigroup, Inc., CME Term SOFR 3 Month + 1.4296%, 3.8780%, 1/24/39
‡
146,000 122,618
Cooperatieve Rabobank UA, US Treasury Yield Curve Rate T Note Constant
Maturity 1 Year + 1.0000%, 5.7100%, 1/21/33 (144A)
‡
305,000 315,470

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year +
1.4000%, 5.7050%, 3/1/30 (144A)
‡
$ 310,000 $ 319,751
Deutsche Bank AG, SOFR + 1.7180%, 3.0350%, 5/28/32
‡
231,000 204,107
Discover Financial Services, SOFRINDX + 3.3700%, 7.9640%, 11/2/34
‡
105,000 120,443
Equinix Europe 2 Financing Corp. LLC, 5.5000%, 6/15/34 208,000 211,872
Essex Portfolio LP, 5.3750%, 4/1/35 250,000 248,868
GLP Capital LP, 5.6250%, 9/15/34 196,000 191,618
Goldman Sachs Group, Inc. (The), SOFR + 1.5520%, 5.8510%, 4/25/35
‡
238,000 245,400
Goldman Sachs Group, Inc. (The), SOFR + 1.4200%, 5.0160%, 10/23/35
‡
192,000 186,041
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34
‡
200,000 210,498
Jane Street Group, 6.1250%, 11/1/32 (144A) 224,000 220,165
LPL Holdings, Inc., 6.0000%, 5/20/34 180,000 183,136
LPL Holdings, Inc., 5.6500%, 3/15/35 89,000 88,007
Macquarie Airfinance Holdings Ltd., 5.1500%, 3/17/30 (144A) 122,000 119,723
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34
‡
46,000 46,000
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35
‡
126,000 125,431
Morgan Stanley, SOFR + 2.6200%, 5.2970%, 4/20/37
‡
130,000 126,975
Nationwide Building Society, 5.1270%, 7/29/29 (144A) 200,000 203,535
OneMain Finance Corp., 6.7500%, 3/15/32 171,000 167,722
PNC Financial Services Group, Inc. (The), SOFRINDX + 2.1400%,
6.0370%, 10/28/33
‡
187,000 195,392
Realty Income Corp., 5.1250%, 4/15/35 249,000 246,773
Sun Communities Operating LP, 5.5000%, 1/15/29 63,000 64,777
Sun Communities Operating LP, 2.7000%, 7/15/31 213,000 186,132
Sun Communities Operating LP, 5.7000%, 1/15/33 246,000 251,641
Synchrony Financial, 2.8750%, 10/28/31 252,000 213,516
Truist Financial Corp., SOFR + 1.9220%, 5.7110%, 1/24/35
‡
41,000 41,708
US Bancorp, SOFR + 1.6000%, 4.8390%, 2/1/34
‡
58,000 56,329
US Bancorp, SOFR + 2.2600%, 5.8360%, 6/12/34
‡
135,000 139,381
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35
‡
57,000 58,080
Ventas Realty LP, 5.0000%, 1/15/35 167,000 161,255
VICI Properties LP, 3.8750%, 2/15/29 (144A) 264,000 252,809
Wells Fargo & Co., SOFR + 1.9900%, 5.5570%, 7/25/34
‡
218,000 220,975
Wells Fargo & Co., SOFR + 1.7800%, 5.4990%, 1/23/35
‡
80,000 80,616
Willis North America, Inc., 5.3500%, 5/15/33 189,000 190,565
Willis North America, Inc., 3.8750%, 9/15/49 100,000 72,165
8,673,689
Industrial - 4.1%
Berry Global, Inc., 5.8000%, 6/15/31 120,000 124,911
Berry Global, Inc., 5.6500%, 1/15/34 123,000 123,931
Boeing Co. (The), 6.5280%, 5/1/34 119,000 127,823
Huntington Ingalls Industries, Inc., 4.2000%, 5/1/30
#
167,000 161,166
Martin Marietta Materials, Inc., 5.5000%, 12/1/54 126,000 116,987
Molex Electronic Technologies LLC, 5.2500%, 4/30/32 (144A) 60,000 60,817
Regal Rexnord Corp., 6.3000%, 2/15/30 85,000 87,790
SMBC Aviation Capital Finance DAC, 5.5500%, 4/3/34 (144A) 200,000 198,099
Vontier Corp., 2.9500%, 4/1/31 22,000 18,966
1,020,490
Technology - 9.2%
Booz Allen Hamilton, Inc., 5.9500%, 4/15/35 313,000 311,014
Fiserv, Inc., 5.1500%, 8/12/34 163,000 160,218
Foundry JV Holdco LLC, 5.9000%, 1/25/33 (144A) 310,000 316,164
Foundry JV Holdco LLC, 6.2000%, 1/25/37 (144A) 288,000 294,897

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2025
6 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Technology - (continued)
Gartner, Inc., 3.6250%, 6/15/29 (144A) $ 99,000 $ 92,848
Gartner, Inc., 3.7500%, 10/1/30 (144A) 362,000 333,201
Hewlett Packard Enterprise Co., 5.0000%, 10/15/34 126,000 121,649
Intel Corp., 4.7500%, 3/25/50 123,000 96,496
Intel Corp., 3.2000%, 8/12/61 105,000 57,138
Micron Technology, Inc., 5.8000%, 1/15/35 184,000 182,875
Synopsys, Inc., 4.8500%, 4/1/30 33,000 33,360
Synopsys, Inc., 5.0000%, 4/1/32 96,000 96,667
Synopsys, Inc., 5.7000%, 4/1/55 50,000 48,328
VMware LLC, 4.7000%, 5/15/30 67,000 66,391
Western Digital Corp., 4.7500%, 2/15/26 54,000 53,644
2,264,890
Utilities - 5.3%
Ameren Corp., 5.3750%, 3/15/35 252,000 251,625
Duke Energy Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.5880%, 6.4500%, 9/1/54
‡
72,000 72,151
Duke Energy Progress LLC, 5.3500%, 3/15/53 91,000 84,902
NiSource, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.5270%, 6.3750%, 3/31/55
‡
119,000 116,097
NRG Energy, Inc., 6.0000%, 2/1/33 (144A) 90,000 89,056
NRG Energy, Inc., 6.2500%, 11/1/34 (144A) 78,000 77,880
PPL Capital Funding, Inc., 5.2500%, 9/1/34 254,000 253,973
Southern Co. (The), 5.7000%, 3/15/34 119,000 123,031
Xcel Energy, Inc., 5.4500%, 8/15/33 252,000 252,925
1,321,640
Total Corporate Bonds (cost 21,357,169) 21,296,797
Foreign Government Bonds - 1.5%
Federative Republic of Brazil, 6.6250%, 3/15/35 200,000 199,333
Republic of Poland, 5.3750%, 2/12/35 164,000 165,713
Total Foreign Government Bonds (cost 364,142) 365,046
U.S. Treasury Notes/Bonds - 0.8%
4.6250%, 2/15/35 (cost $200,636) 191,600 198,785
Investment Companies - 30.3%
Money Market Funds - 30.3%
Janus Henderson Cash Liquidity Fund LLC, 4.3351%
£,∞
(cost $7,489,412) 7,487,914 7,489,412
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.4%
Janus Henderson Cash Collateral Fund LLC, 4.2679%
£,∞
105,858 105,858
Time Deposits - 0.1%
Royal Bank of Canada, 4.3100%, 5/1/25 26,465 26,465
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $132,323) 132,323
Total Investments (total cost $ 30,440,560 ) - 122.9% 30,432,943
Liabilities, net of Cash, Receivables and Other Assets - (22.9%) (5,673,456)
Net Assets - 100.0% $24,759,487

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 27,831,739 91.3%
Netherlands 725,671 2.4
United Kingdom 533,801 1.8
Ireland 350,477 1.2
Denmark 319,751 1.1
Brazil 199,333 0.7
Canada 180,698 0.6
Poland 165,713 0.5
Luxembourg 125,760 0.4
Total $ 30,432,943 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/25
............. Shares
Held at
4/30/25
Dividend
Income
Investment Company - 30.3%
Money Market Funds - 30.3%
Janus Henderson Cash
Liquidity Fund LLC,
4.3351%
∞
$ 1,327,106 $ 16,158,683 $ (9,996,377) $ – $ – $ 7,489,412 7,487,914 $ 18,057
Investments Purchased
with Cash Collateral from
Securities Lending - 0.5%
Investment Companies - 0.4%
Janus Henderson Cash
Collateral Fund LLC,
4.2679%
∞
449,871 4,835,615 (5,179,628) – – 105,858 105,858 8,012
Δ
Total Affiliated Investments
- 30.7% $1,776,977 $20,994,298 $(15,176,005) $– $– $7,595,270 $26,069
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 9 6/30/25 $ 1,873,336 $ 1,458
U.S. Treasury 5 Year Notes 48 6/30/25 5,241,375 69,067
U.S. Treasury Long Bond 51 6/18/25 5,947,875 (39,511)
U.S. Treasury Ultra Bond 9 6/18/25 1,089,281 (2,113)
Total - Futures Long 28,901
Futures Short:
U.S. Treasury 10 Year Notes 30 6/18/25 (3,366,563) (49,649)
U.S. Treasury 10 Year Ultra Bond 76 6/18/25 (8,719,813) (101,883)
Total - Futures Short (151,532)
Total $(122,631)

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2025
8 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2025.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2025.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2025
Interest Rate
Contracts Total
Asset Derivatives:
*
Futures contracts $ 70,525 $ 70,525
Total Asset Derivatives $ 70,525 $ 70,525
Liability Derivatives:
*
Futures contracts 193,156 193,156
Total Liability Derivatives $ 193,156 $ 193,156
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts Total
Futures contracts $ — $ (144,656) $ (144,656)
Swap contracts (8,459) — (8,459)
Total $ (8,459) $ (144,656) $ (153,115)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts Total
Futures contracts $ (26,697) $ (26,697)
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2025
Futures contracts:
Average notional amount of contracts - long $19,836,238
Average notional amount of contracts - short 15,478,867
Credit default swaps: 1,475,000
Average notional amount - buy protection 750,000
Average notional amount - sell protection 725,000

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 129,582 $ — $ (129,582) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
10 April 30, 2025
CME Chicago Mercantile Exchange
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
# Loaned security; a portion of the security is on loan at April 30, 2025.
∞ Rate shown is the 7-day yield as of April 30, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2025 is $6,476,612 which represents 26.2% of net assets.

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
Janus Detroit Street Trust 11
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 711,962 $ — $ 711,962
Bank Loans — 238,618 — 238,618
Corporate Bonds — 21,296,797 — 21,296,797
Foreign Government Bonds — 365,046 — 365,046
U.S. Treasury Notes/Bonds — 198,785 — 198,785
Investment Companies — 7,489,412 — 7,489,412
Investments Purchased with Cash
Collateral from Securities Lending — 132,323 — 132,323
Total Investments in Securities $ — $ 30,432,943 $ — $ 30,432,943
Other Financial Instruments
(a)
:
Futures Contracts $ 70,525 $ — $ — $ 70,525
Total Assets $ 70,525 $ 30,432,943 $ — $ 30,503,468
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 193,156 $ — $ — $ 193,156
Total Liabilities $ 193,156 $ — $ — $ 193,156
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Corporate Bond ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2025
12 April 30, 2025
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $22,845,290)
(1)
$ 22,837,673
Affiliated investments, at value (cost $7,595,270) 7,595,270
Cash 84,569
Due from broker for futures 210,000
Receivables:
Investments sold 272,365
Interest 297,372
Total Assets 31,297,249
Liabilities:
Payable for variation margin on futures contracts 22,451
Collateral on securities loaned (Note 3) 132,323
Payables:
Investments purchased 170,229
Fund units purchased 6,203,941
Management fees 8,818
Total Liabilities 6,537,762
Commitments and contingent liabilities
Net Assets $ 24,759,487
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 32,603,539
Total distributable earnings (loss) (7,844,052)
Total Net Assets $ 24,759,487
Net Assets $ 24,759,487
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 600,001
Net Asset Value Per Share $ 41 .27
(1) Includes $129,582 of securities on loan. See Note 3 in Notes to Financial Statements.

Janus Henderson Corporate Bond ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2025
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Investment Income:
Interest $ 831,541
Dividends from affiliates 18,057
Affiliated securities lending income, net     8,012
Unaffiliated securities lending income, net 2,191
Total Investment Income 859,801
Expenses:
Management Fees 53,895
Total Expenses 53,895
Net Investment Income/(Loss) 805,906
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (235,734)
Futures contracts (144,656)
Swap contracts (8,459)
Total Net Realized Gain/(Loss) on Investments $ (388,849)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 47,779
Futures contracts (26,697)
Total Change in Unrealized Net Appreciation/Depreciation $ 21,082
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 438,139

Janus Henderson Corporate Bond ETF
Statements of Changes in Net Assets
14 April 30, 2025
See Notes to Financial Statements.
Period Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Operations:
Net investment income/(loss) $ 805,906 $ 1,537,190
Net realized gain/(loss) on investments (388,849) (1,404,436)
Change in unrealized net appreciation/depreciation 21,082 4,216,471
Net Increase/(Decrease) in Net Assets Resulting from Operations 438,139 4,349,225
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (882,949) (1,521,574)
Net Decrease from Dividends and Distributions to Shareholders (882,949) (1,521,574)
Capital Share Transactions (6,202,080) —
Net Increase/(Decrease) in Net Assets (6,646,890) 2,827,651
Net Assets: — —
Beginning of Period   31,406,377 28,578,726
End of Period $ 24,759,487 $ 31,406,377

Janus Henderson Corporate Bond ETF
Financial Highlights
Janus Detroit Street Trust 15
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2025
(unaudited) and each year or period ended October 31 2025 2024 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $41.88 $38.10 $39.05 $49.56 $50.00
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(2)
1.08 2.05 1.57 1.02 0.13
Net realized and unrealized gain/(loss) (0.51) 3.76 (0.99) (10.33) (0.57)
Total from Investment Operations 0.57 5.81 0.58 (9.31) (0.44)
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (1.18) (2.03) (1.53) (1.09) —
Distributions (from capital gains) — — — (0.11) —
Total Dividends and Distributions (1.18) (2.03) (1.53) (1.20) —
Net Asset Value, End of Period $41.27 $41.88 $38.10 $39.05 $49.56
Total Return
*
1.37%
(3)
15.45% 1.33% (19.08)% (0.88)%
Net assets, End of Period (in thousands) $24,759 $31,406 $28,579 $29,284 $49,561
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.35% 0.35% 0.35% 0.35% 0.35%
Ratio of Net Investment Income/(Loss) 5.24% 4.95% 3.88% 2.28% 1.81%
Portfolio Turnover Rate
(4)
88% 200% 118% 92% 15%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2025
1. Organization and Significant Accounting Policies
Janus Henderson Corporate Bond ETF (the “Fund”, formerly Janus Henderson Sustainable Corporate Bond ETF) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fourteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks total return consisting of income and capital appreciation. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US
LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the
Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2025
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30, 2025 is

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2025
no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
During the period, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
There were no credit default swaps held as of April 30, 2025.

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2025
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Industry and Sector Risk
The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same theme. Companies in the same industry or economic sector or that benefit from the same theme may be similarly affected by economic or market events, making the
Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to  extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2025
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the
“Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2025" table located in the
Fund’s Schedule of Investments.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $129,582 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2025 is $132,323, resulting in the net amount due to the counterparty of $2,741.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Below are descriptions of the types of loans held by the Fund as of  April 30,
2025.
 • Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-
traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate (“SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2025
of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was 0.35% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other
Daily Net Assets Fee Rate
$0-$500 million 0.35%
Over $500 million 0.30%

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2025, the Adviser owned 550,001 shares or 91.67% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2025 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(3,108,884) $(4,357,428) $(7,466,312)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$30,440,560 $284,674 $(292,291) $(7,617)

Janus Henderson Corporate Bond ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2025
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements other than the following:
As of May 1, 2025, the Adviser has contractually agreed to waive and/or reimburse its Management Fee to the extent that the Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed 0.20% for at least a one-year term commencing on
May 1, 2025.
Period Ended April 30, 2025 Year Ended October 31, 2024
Shares Amount Shares Amount
Shares sold — $ — — $ —
Shares repurchased (150,000) (6,202,080) — —
Net Increase/(Decrease) (150,000) $ (6,202,080) — $ —
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$25,378,456 $33,262,614 $311,975 $108,224

Janus Henderson Corporate Bond ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 29
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 16-17, 2025 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson Corporate Bond ETF (“JLQD”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”), Janus
Henderson Securitized Income ETF (“JSI”), Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson
Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson
U.S. Real Estate ETF (“JRE”), and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”) (each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the
Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the
Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 10, 2025 via videoconference to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates

Janus Henderson Corporate Bond ETF
Additional Information
(unaudited)
30 April 30, 2025
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources, and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2024. The reporting is described in detail below:

Janus Henderson Corporate Bond ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 31
The total expense ratio and the contractual management fee for JAAA were each reported in the 3rd quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JLQD were each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JMBS were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSI were each reported in the 4th quintile.
The total expense ratio and the contractual management fee for VNLA were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JSMD were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JRE were reported in the 4th and 3rd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX were each reported in the 2nd quintile.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.20%, 0.22% and 0.23%, respectively, until at least February
28, 2026. The Board also considered that the Adviser had voluntarily agreed to cap the expenses of JLQD to the extent that the Fund’s total expense ratio exceeded 0.20% until at least May 1, 2026. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated
ETFs in which a Fund invests (if any), for until at least February 28, 2026.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.

Janus Henderson Corporate Bond ETF
Additional Information
(unaudited)
32 April 30, 2025
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2024 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st quintile of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, three- and four-year periods;
JBBB was reported to be in the 1stquintile of its performance universe for its one- and two-year periods, respectively;
JLQD was reported to be in the 2nd, 3rd, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively.
JMBS was reported to be in the 1st quintile of its performance universe for its one-, two-, three-, four-, and five-year periods;
JSI was reported to be in the 2nd, 1st, and 1st quintiles of its performance universe for its three month, one year, and since inception periods, respectively.
VNLA was reported to be in the 2nd, 2nd, 2nd, 2nd, and 1st quintiles of its performance universe for each of its one-
, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 1st, 1st, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 3rd, 2nd, 1st, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JRE was reported to be in the 2nd, 4th, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively; and
SSPX was reported to be in the 5th quintile of its performance universe for its one-, two-, and three- year periods.
With respect to JSML and JSMD, the Board noted that these Funds had operated as index-based during the periods described above and, as a result, had been passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e., “tracking error”) and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

125-24-93092 04-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2025
Janus Henderson U.S. Sustainable Equity ETF
Janus Detroit Street Trust

Janus Henderson U.S. Sustainable Equity ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 97.5%
Automobile Components - 1.3%
Aptiv plc* 1,813 $ 103,450
Biotechnology - 2.9%
Vertex Pharmaceuticals, Inc.* 470 239,465
Building Products - 2.5%
Advanced Drainage Systems, Inc. 1,282 145,494
Carrier Global Corp. 984 61,540
207,034
Capital Markets - 1.4%
S&P Global, Inc. 227 113,511
Construction & Engineering - 3.2%
API Group Corp.* 3,112 117,727
Stantec, Inc. 1,617 141,647
259,374
Electrical Equipment - 2.4%
NEXTracker, Inc. - Class A* 2,036 82,682
nVent Electric plc 2,003 109,985
192,667
Electronic Equipment, Instruments & Components - 4.3%
Keysight Technologies, Inc.* 1,321 192,073
TE Connectivity plc 1,065 155,895
347,968
Entertainment - 4.7%
Spotify Technology SA* 618 379,440
Financial Services - 5.1%
Mastercard, Inc. - Class A 594 325,548
Walker & Dunlop, Inc. 1,219 93,302
418,850
Food Products - 0.8%
McCormick & Co., Inc. (Non-Voting) 873 66,924
Ground Transportation - 2.8%
Uber Technologies, Inc.* 2,845 230,474
Health Care Equipment & Supplies - 1.7%
Lantheus Holdings, Inc.* 1,298 135,433
Health Care Providers & Services - 7.3%
Encompass Health Corp. 1,991 232,927
Humana, Inc. 186 48,776
McKesson Corp. 435 310,064
591,767
Independent Power and Renewable Electricity Producers - 1.1%
Boralex, Inc. - Class A 4,182 92,705
Insurance - 12.3%
Arthur J Gallagher & Co. 863 276,756
Marsh & McLennan Cos., Inc. 1,038 234,038
Progressive Corp. (The) 1,733 488,255
999,049
Life Sciences Tools & Services - 3.1%
Bruker Corp. 1,192 47,752
ICON plc* 874 132,359
Revvity, Inc. 808 75,491
255,602
Machinery - 6.5%
Westinghouse Air Brake Technologies Corp. 1,832 338,443
Xylem, Inc. 1,589 191,586
530,029

Janus Henderson U.S. Sustainable Equity ETF
Schedule of Investments
(unaudited)
April 30, 2025
4 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Pharmaceuticals - 2.7%
Eli Lilly & Co. 243 $ 218,445
Semiconductors & Semiconductor Equipment - 10.6%
Lam Research Corp. 1,202 86,147
Nova Ltd.* 233 45,717
NVIDIA Corp. 4,169 454,088
ON Semiconductor Corp.* 1,136 45,099
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 1,374 229,032
860,083
Software - 11.6%
Autodesk, Inc.* 684 187,587
Cadence Design Systems, Inc.* 510 151,847
Microsoft Corp. 1,540 608,701
948,135
Specialized REITs - 1.8%
Equinix, Inc. 172 148,049
Specialty Retail - 2.3%
Home Depot, Inc. (The) 519 187,094
Trading Companies & Distributors - 1.8%
Core & Main, Inc. - Class A* 2,855 150,401
Wireless Telecommunication Services - 3.3%
T-Mobile US, Inc. 1,093 269,916
Total Common Stocks (cost 7,149,882) 7,945,865
Investment Companies - 2.5%
Money Market Funds - 2.5%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
4.1500%
∞
(cost $204,977) 204,977 204,977
Total Investments (total cost $ 7,354,859 ) - 100.0% 8,150,842
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (1,079)
Net Assets - 100.0% $8,149,763
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 6,760,612 82.9%
Ireland 391,704 4.8
Sweden 379,440 4.7
Canada 234,352 2.9
Taiwan 229,032 2.8
United Kingdom 109,985 1.3
Israel 45,717 0.6
Total $ 8,150,842 100.0%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
Janus Detroit Street Trust 5
ADR American Depositary Receipt
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of April 30, 2025.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 7,945,865 $ — $ — $ 7,945,865
Investment Companies 204,977 — — 204,977
Total Assets $ 8,150,842 $ — $ — $ 8,150,842

Janus Henderson U.S. Sustainable Equity ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2025
6 April 30, 2025
See Notes to Financial Statements.
Assets:
Investments, at value (cost $7,354,859) $ 8,150,842
Receivables:
Dividends 1,829
Interest 870
Total Assets 8,153,541
Liabilities:
Payables:
Management fees 3,778
Total Liabilities 3,778
Commitments and contingent liabilities
Net Assets $ 8,149,763
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 10,009,868
Total distributable earnings (loss) (1,860,105)
Total Net Assets $ 8,149,763
Net Assets $ 8,149,763
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 300,001
Net Asset Value Per Share $ 27 .17

Janus Henderson U.S. Sustainable Equity ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2025
Janus Detroit Street Trust 7
See Notes to Financial Statements.
Investment Income:
Dividends $ 40,894
Foreign tax withheld (269)
Total Investment Income 40,625
Expenses:
Management Fees 23,181
Total Expenses 23,181
Net Investment Income/(Loss) 17,444
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ 123,740
Total Net Realized Gain/(Loss) on Investments $ 123,740
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (118,747)
Total Change in Unrealized Net Appreciation/Depreciation $ (118,747)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 22,437

Janus Henderson U.S. Sustainable Equity ETF
Statements of Changes in Net Assets
8 April 30, 2025
See Notes to Financial Statements.
Period Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Operations:
Net investment income/(loss) $ 17,444 $ 32,259
Net realized gain/(loss) on investments 123,740 66,122
Change in unrealized net appreciation/depreciation (118,747) 2,203,296
Net Increase/(Decrease) in Net Assets Resulting from Operations 22,437 2,301,677
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (20,997) (34,843)
Net Decrease from Dividends and Distributions to Shareholders (20,997) (34,843)
Capital Share Transactions 24,419 (1,299,128)
Net Increase/(Decrease) in Net Assets 25,859 967,706
Net Assets: — —
Beginning of Period   8,123,904 7,156,198
End of Period $ 8,149,763 $ 8,123,904

Janus Henderson U.S. Sustainable Equity ETF
Financial Highlights
(unaudited)
Janus Detroit Street Trust 9
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2025
(unaudited) and each year or period ended October 31 2025 2024 2023 2022 2021
(1)
Net Asset Value, Beginning of Period $27.08 $20.45 $18.99 $25.38 $25.00
Income/(Loss) from Investment Operations: — — — — —
Net investment income/(loss)
(2)
0.06 0.10 0.08 0.04 —
(3)
Net realized and unrealized gain/(loss) 0.10 6.64 1.46 (6.32) 0.38
Total from Investment Operations 0.16 6.74 1.54 (6.28) 0.38
Less Dividends and Distributions: — — — — —
Dividends (from net investment income) (0.07) (0.11) (0.08) (0.11) —
Total Dividends and Distributions (0.07) (0.11) (0.08) (0.11) —
Net Asset Value, End of Period $27.17 $27.08 $20.45 $18.99 $25.38
Total Return
*
0.58% 32.97% 8.11% (24.82)% 1.52%
Net assets, End of Period (in thousands) $8,150 $8,124 $7,156 $19,935 $51,394
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.55% 0.55% 0.55% 0.55% 0.55%
Ratio of Net Investment Income/(Loss) 0.41% 0.39% 0.40% 0.19% (0.01)%
Portfolio Turnover Rate
(4)
14% 20% 17% 9% 1%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 8, 2021 (commencement of operations) through October 31, 2021.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Amount is less than $0.005
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
10 April 30, 2025
1. Organization and Significant Accounting Policies
Janus Henderson U.S. Sustainable Equity ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fourteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies.
The Fund seeks long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the
Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 11
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
12 April 30, 2025
at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Industry and Sector Risk
The Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector or that benefit from the same theme. Companies in the same industry or economic sector or that benefit from the same theme may be similarly affected by economic or market events, making the
Fund more vulnerable to unfavorable developments than funds that invest more broadly. As the Fund’s portfolio becomes more concentrated, the Fund is less able to spread risk and potentially reduce the risk of loss and volatility.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Sustainable Investment Risk
The Fund follows a sustainable investment approach by investing in debt securities that are aligned with positive environmental and social impact themes and/or the debt of companies with business practices that the Adviser believes to be sustainable and/or demonstrate adherence to certain sustainable and/or ESG-related practices. Accordingly, the
Fund may have a significant portion of its assets invested in securities of companies conducting similar business or businesses within the same economic sector, which may make the Fund more vulnerable to unfavorable developments in a particular sector than funds that invest more broadly. Additionally, due to its exclusionary criteria, the Fund may not be invested in certain industries or sectors, and therefore may have lower performance than portfolios that do not apply similar criteria. In addition, because sustainable and ESG investing takes into consideration factors beyond traditional financial analysis, the investment opportunities for the Fund may be limited at times. Sustainability and ESG-related information provided by issuers and third parties, upon which the portfolio managers may rely, continues to develop, and may be incomplete, inaccurate, use different methodologies, or be applied differently across companies and industries.
Further, the regulatory landscape for sustainable and ESG investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process. Similarly, government policies incentivizing companies to engage in sustainable and ESG practices may fall out of favor, which could potentially limit the
Fund’s investment universe. There is also a risk that the companies identified through the investment process may fail

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2025
to adhere to sustainable and/or ESG-related business practices, which may result in the Fund selling a security when it might otherwise be disadvantageous to do so.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was 0.55% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2025, the Adviser owned 225,001 shares or 75% of the Fund.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
Daily Net Assets Fee Rate
$0-$250 million 0.55%
Over $250 million 0.50%

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2025 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2025, the Fund had net realized gain of $303,127 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(1,395,307) $(1,384,644) $(2,779,951)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$7,354,859 $1,516,138 $(720,155) $795,983
Period Ended April 30, 2025 Year Ended October 31, 2024
Shares Amount Shares Amount
Shares sold 50,000 $ 1,390,017 25,000 $ 654,820
Shares repurchased (50,000) (1,365,598) (75,000) (1,953,948)
Net Increase/(Decrease) — $ 24,419 (50,000) $ (1,299,128)
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,148,533 $1,230,923 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,355,228 $1,271,525 $— $—

Janus Henderson U.S. Sustainable Equity ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2025
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson U.S. Sustainable Equity ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 17
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 16-17, 2025 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson Corporate Bond ETF (“JLQD”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”), Janus
Henderson Securitized Income ETF (“JSI”), Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson
Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson
U.S. Real Estate ETF (“JRE”), and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”) (each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the
Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the
Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 10, 2025 via videoconference to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates

Janus Henderson U.S. Sustainable Equity ETF
Additional Information
(unaudited)
18 April 30, 2025
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources, and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2024. The reporting is described in detail below:

Janus Henderson U.S. Sustainable Equity ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 19
The total expense ratio and the contractual management fee for JAAA were each reported in the 3rd quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JLQD were each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JMBS were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSI were each reported in the 4th quintile.
The total expense ratio and the contractual management fee for VNLA were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JSMD were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JRE were reported in the 4th and 3rd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX were each reported in the 2nd quintile.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.20%, 0.22% and 0.23%, respectively, until at least February
28, 2026. The Board also considered that the Adviser had voluntarily agreed to cap the expenses of JLQD to the extent that the Fund’s total expense ratio exceeded 0.20% until at least May 1, 2026. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated
ETFs in which a Fund invests (if any), for until at least February 28, 2026.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.

Janus Henderson U.S. Sustainable Equity ETF
Additional Information
(unaudited)
20 April 30, 2025
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2024 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st quintile of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, three- and four-year periods;
JBBB was reported to be in the 1stquintile of its performance universe for its one- and two-year periods, respectively;
JLQD was reported to be in the 2nd, 3rd, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively.
JMBS was reported to be in the 1st quintile of its performance universe for its one-, two-, three-, four-, and five-year periods;
JSI was reported to be in the 2nd, 1st, and 1st quintiles of its performance universe for its three month, one year, and since inception periods, respectively.
VNLA was reported to be in the 2nd, 2nd, 2nd, 2nd, and 1st quintiles of its performance universe for each of its one-
, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 1st, 1st, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 3rd, 2nd, 1st, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JRE was reported to be in the 2nd, 4th, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively; and
SSPX was reported to be in the 5th quintile of its performance universe for its one-, two-, and three- year periods.
With respect to JSML and JSMD, the Board noted that these Funds had operated as index-based during the periods described above and, as a result, had been passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e., “tracking error”) and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

125-24-93093 04-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2025
Janus Henderson B-BBB CLO ETF
Janus Detroit Street Trust

Janus Henderson B-BBB CLO ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - 91 .5%
1988 CLO 1 Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 3.1000%, 7.3561%,
10/15/39 (144A)
‡
$ 1,000,000 $ 967,215
522 Funding CLO Ltd. 2020-6A DR, CME Term SOFR 3 Month + 3.4116%,
7.6910%, 10/23/34 (144A)
‡
13,000,000 13,000,000
522 Funding CLO Ltd. 2019-5A DR, CME Term SOFR 3 Month + 3.2500%,
7.5061%, 4/15/35 (144A)
‡
14,150,000 13,540,163
AB BSL CLO 1 Ltd. 2020-1A DR, CME Term SOFR 3 Month + 3.4500%, 7.7061%,
1/15/35 (144A)
‡
2,000,000 1,999,800
AB BSL CLO 2 Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.6116%, 7.8677%,
4/15/34 (144A)
‡
3,000,000 2,879,675
AGL CLO 14 Ltd. 2021-14A DR, CME Term SOFR 3 Month + 2.8500%, 7.1195%,
12/2/34 (144A)
‡
7,250,000 7,175,653
AGL CLO 21 Ltd. 2022-21A D2R, CME Term SOFR 3 Month + 4.4000%,
8.6695%, 10/21/37 (144A)
‡
2,200,000 2,199,908
Allegany Park CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.1000%,
7.3695%, 1/20/35 (144A)
‡
2,000,000 1,982,737
AMMC CLO 24 Ltd. 2021-24A DR, CME Term SOFR 3 Month + 2.9500%,
7.2195%, 1/20/35 (144A)
‡
3,000,000 2,907,216
AMMC CLO 27 Ltd. 2022-27A DR, CME Term SOFR 3 Month + 2.7000%,
6.9695%, 1/20/37 (144A)
‡
8,240,000 8,178,200
AMMC CLO 28 Ltd. 2024-28A D1, CME Term SOFR 3 Month + 3.5000%,
7.7695%, 7/20/37 (144A)
‡
5,000,000 5,032,563
Anchorage Capital CLO 16 Ltd. 2020-16A D1R2, CME Term SOFR 3 Month +
2.9000%, 7.1695%, 1/19/38 (144A)
‡
9,250,000 9,209,300
Anchorage Capital CLO 25 Ltd. 2022-25A D, CME Term SOFR 3 Month +
3.5000%, 7.7695%, 4/20/35 (144A)
‡
3,500,000 3,454,357
Annisa CLO Ltd. 2016-2A ERR, CME Term SOFR 3 Month + 6.9270%, 11.1965%,
7/20/31 (144A)
‡
3,000,000 2,947,658
Apidos CLO Xxv 2016-25A D2R3, CME Term SOFR 3 Month + 3.9500%,
8.2195%, 1/20/37 (144A)
‡
4,500,000 4,406,847
Apidos CLO XXXVIII 2021-38A D, CME Term SOFR 3 Month + 3.2116%, 7.4811%,
1/21/34 (144A)
‡
8,360,000 8,338,097
Ares LXII CLO Ltd. 2021-62A D, CME Term SOFR 3 Month + 3.3616%, 7.6434%,
1/25/34 (144A)
‡
3,000,000 2,984,451
Ares LXIV CLO Ltd. 2022-64A DR, CME Term SOFR 3 Month + 3.2500%,
7.5061%, 10/24/39 (144A)
‡
2,500,000 2,489,000
Ares LXV CLO Ltd. 2022-65A D, CME Term SOFR 3 Month + 3.6500%, 7.9318%,
7/25/34 (144A)
‡
10,750,000 10,776,880
Ares XLI CLO Ltd. 2016-41A DR, CME Term SOFR 3 Month + 3.2616%, 7.5177%,
4/15/34 (144A)
‡
2,475,000 2,453,668
Ares XLIII CLO Ltd. 2017-43A D2R2, CME Term SOFR 3 Month + 4.1000%,
8.3561%, 1/15/38 (144A)
‡
7,000,000 7,055,846
Ares XXXIX CLO Ltd. 2016-39A ER3, CME Term SOFR 3 Month + 6.7500%,
11.0195%, 7/18/37 (144A)
‡
3,500,000 3,497,195
Atlas Senior Loan Fund Ltd. 2021-16A D, CME Term SOFR 3 Month + 3.9616%,
8.2311%, 1/20/34 (144A)
‡
8,400,000 8,040,109
Bain Capital Credit CLO Ltd. 2019-3A DRR, CME Term SOFR 3 Month +
2.8000%, 7.0932%, 10/21/34 (144A)
‡
6,500,000 6,375,936
Bain Capital Credit CLO Ltd. 2019-3A ERR, CME Term SOFR 3 Month +
6.8500%, 11.1432%, 10/21/34 (144A)
‡
10,000,000 9,716,101
Bain Capital Credit CLO Ltd. 2020-3A DRR, CME Term SOFR 3 Month +
3.1000%, 7.3793%, 10/23/34 (144A)
‡
5,845,000 5,610,712
Bain Capital Credit CLO Ltd. 2017-2A ER3, CME Term SOFR 3 Month + 7.3400%,
11.6218%, 7/25/37 (144A)
‡
6,560,000 6,470,247

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
4 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Ballyrock CLO 18 Ltd. 2021-18A C1R, CME Term SOFR 3 Month + 2.8500%,
6.0709%, 4/15/38 (144A)
‡
$ 4,000,000 $ 3,929,960
Ballyrock CLO 28 Ltd. 2024-28A C1, CME Term SOFR 3 Month + 2.8000%,
7.1269%, 1/20/38 (144A)
‡
6,500,000 6,389,414
Barings CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.1616%, 7.4434%,
4/25/34 (144A)
‡
3,990,000 3,860,584
Barings CLO Ltd. 2019-1A DR, CME Term SOFR 3 Month + 3.9116%, 8.1677%,
4/15/35 (144A)
‡
3,600,000 3,560,057
Barings CLO Ltd. 2020-4A D2R, CME Term SOFR 3 Month + 5.0000%, 9.2695%,
10/20/37 (144A)
‡
5,000,000 5,006,148
Barings CLO Ltd. 2022-2A D2R, CME Term SOFR 3 Month + 5.0000%, 9.2561%,
7/15/39 (144A)
‡
3,000,000 3,009,263
Benefit Street Partners CLO XXV Ltd. 2021-25A DR, CME Term SOFR 3 Month +
2.3500%, 6.6061%, 1/15/35 (144A)
‡
10,000,000 9,803,971
Bethpage Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.2116%,
7.4677%, 10/15/36 (144A)
‡
1,500,000 1,484,007
Birch Grove CLO 11 Ltd. 2024-11A D1, CME Term SOFR 3 Month + 3.1000%,
7.4489%, 1/22/38 (144A)
‡
15,500,000 15,024,342
Birch Grove CLO 2 Ltd. 2021-2A D1R, CME Term SOFR 3 Month + 3.1500%,
7.4195%, 10/19/37 (144A)
‡
3,000,000 2,904,644
Birch Grove CLO 3 Ltd. 2021-3A D2R, CME Term SOFR 3 Month + 3.8500%,
8.1195%, 1/19/38 (144A)
‡
5,000,000 4,890,683
BlueMountain CLO XXV Ltd. 2019-25A D1RR, CME Term SOFR 3 Month +
3.2500%, 7.5061%, 1/15/38 (144A)
‡
12,500,000 12,457,368
BlueMountain CLO XXV Ltd. 2019-25A ERR, CME Term SOFR 3 Month +
7.4200%, 11.6761%, 1/15/38 (144A)
‡
4,275,000 4,118,961
BlueMountain CLO XXVI Ltd. 2019-26A D1R, CME Term SOFR 3 Month +
3.7616%, 8.0311%, 10/20/34 (144A)
‡
8,270,000 8,186,660
BlueMountain CLO XXVI Ltd. 2019-26A D2R, CME Term SOFR 3 Month +
4.6316%, 8.9011%, 10/20/34 (144A)
‡
4,500,000 4,510,260
BlueMountain CLO XXX Ltd. 2020-30A DR, CME Term SOFR 3 Month +
3.3000%, 7.5561%, 4/15/35 (144A)
‡
10,950,000 10,826,965
BlueMountain CLO XXXII Ltd. 2021-32A DR, CME Term SOFR 3 Month +
3.1000%, 7.3561%, 10/15/34 (144A)
‡
19,250,000 18,535,894
BlueMountain CLO XXXIV Ltd. 2022-34A D, CME Term SOFR 3 Month +
3.7500%, 8.0195%, 4/20/35 (144A)
‡
9,210,000 9,098,458
Canyon Capital CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.6116%,
7.8677%, 4/15/34 (144A)
‡
5,250,000 5,185,204
Canyon Capital CLO Ltd. 2019-2A DR2, CME Term SOFR 3 Month + 2.8500%,
7.1061%, 10/15/34 (144A)
‡
10,000,000 9,912,115
Canyon Capital CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.2000%,
7.4605%, 4/15/35 (144A)
‡
2,000,000 1,988,074
Canyon Capital CLO Ltd. 2019-1A D1RR, CME Term SOFR 3 Month + 3.6500%,
7.9061%, 7/15/37 (144A)
‡
2,600,000 2,625,317
Canyon CLO Ltd. 2020-2A DR2, CME Term SOFR 3 Month + 2.9500%, 7.2061%,
10/15/34 (144A)
‡
5,000,000 4,994,249
Capital Four US CLO I Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.8816%,
8.1511%, 1/18/35 (144A)
‡
7,430,000 7,432,453
Carlyle Global Market Strategies CLO Ltd. 2016-3A DRRR, CME Term SOFR 3
Month + 2.8500%, 7.1195%, 7/20/34 (144A)
‡
10,000,000 9,803,196
Carlyle US CLO Ltd. 2020-2A CR, CME Term SOFR 3 Month + 3.4616%,
7.7434%, 1/25/35 (144A)
‡
10,600,000 10,475,657
Carlyle US CLO Ltd. 2023-4A D, CME Term SOFR 3 Month + 4.1000%, 8.3818%,
10/25/36 (144A)
‡
7,700,000 7,707,551

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Carlyle US CLO Ltd. 2019-3A DRR, CME Term SOFR 3 Month + 7.3400%,
11.6095%, 4/20/37 (144A)
‡
$ 2,500,000 $ 2,498,579
Carlyle US CLO Ltd. 2017-2A D2R2, CME Term SOFR 3 Month + 4.7500%,
9.0195%, 7/20/37 (144A)
‡
6,750,000 6,749,694
Carlyle US CLO Ltd. 2021-6A D1R, CME Term SOFR 3 Month + 2.8000%,
7.0561%, 1/15/38 (144A)
‡
5,000,000 4,907,235
Carlyle US CLO Ltd. 2021-7A D1R, CME Term SOFR 3 Month + 3.0000%,
7.2561%, 4/15/40 (144A)
‡
5,300,000 5,109,781
CBAMR Ltd. 2018-8A DR, CME Term SOFR 3 Month + 4.0000%, 8.2561%,
7/15/37 (144A)
‡
16,330,000 16,471,606
CBAMR Ltd. 2019-9A DR, CME Term SOFR 3 Month + 4.1500%, 8.4061%,
7/15/37 (144A)
‡
18,000,000 17,998,900
Chenango Park CLO Ltd. 2018-1A CR, CME Term SOFR 3 Month + 2.7500%,
7.0061%, 4/15/30 (144A)
‡
6,500,000 6,408,247
CIFC Funding 2021-2A D, CME Term SOFR 3 Month + 2.9116%, 7.1677%, 4/15/34
(144A)
‡
6,000,000 5,975,281
CIFC Funding Ltd. 2021-3A D, CME Term SOFR 3 Month + 3.2616%, 7.5177%,
7/15/36 (144A)
‡
5,050,000 5,038,031
CIFC Funding Ltd. 2014-5A D1R3, CME Term SOFR 3 Month + 3.2500%,
7.5298%, 7/17/37 (144A)
‡
5,000,000 4,962,472
CQS US CLO Ltd. 2021-1A E, CME Term SOFR 3 Month + 7.5116%, 11.7811%,
1/20/35 (144A)
‡
4,433,000 4,217,152
CQS US CLO Ltd. 2023-3A D, CME Term SOFR 3 Month + 4.2000%, 8.4818%,
1/25/37 (144A)
‡
1,150,000 1,151,379
Crown City CLO II 2020-2A CR, CME Term SOFR 3 Month + 3.3500%, 7.6195%,
4/20/35 (144A)
‡
12,200,000 11,590,615
Crown City CLO III 2021-1A C, CME Term SOFR 3 Month + 3.5616%, 7.8311%,
7/20/34 (144A)
‡
5,250,000 5,160,214
Crown City CLO IV 2022-4A C1R, CME Term SOFR 3 Month + 4.5000%,
8.7695%, 4/20/37 (144A)
‡
5,000,000 4,975,000
Crown City CLO V 2023-5A C1AR, CME Term SOFR 3 Month + 4.1000%,
8.3695%, 4/20/37 (144A)
‡
6,250,000 6,336,524
Crown City CLO VI 2024-6A E, CME Term SOFR 3 Month + 6.5000%, 10.7561%,
7/15/37 (144A)
‡
3,250,000 3,202,432
Dryden 102 CLO Ltd. 2023-102A D, CME Term SOFR 3 Month + 4.5500%,
8.8061%, 10/15/36 (144A)
‡
4,000,000 4,011,480
Dryden 113 CLO Ltd. 2022-113A D1R2, CME Term SOFR 3 Month + 3.1000%,
7.3561%, 10/15/37 (144A)
‡
3,900,000 3,756,369
Dryden 113 CLO Ltd. 2022-113A D2R2, CME Term SOFR 3 Month + 4.5000%,
8.7561%, 10/15/37 (144A)
‡
3,800,000 3,801,835
Dryden 68 CLO Ltd. 2019-68A DR, CME Term SOFR 3 Month + 3.6116%,
7.8677%, 7/15/35 (144A)
‡
6,500,000 6,211,760
Dryden 78 CLO Ltd. 2020-78A D1AR, CME Term SOFR 3 Month + 3.7500%,
8.0298%, 4/17/37 (144A)
‡
5,500,000 5,531,540
Dryden 78 CLO Ltd. 2020-78A D2R, CME Term SOFR 3 Month + 5.7500%,
10.0298%, 4/17/37 (144A)
‡
4,000,000 4,006,970
Dryden 83 CLO Ltd. 2020-83A ER, CME Term SOFR 3 Month + 6.3200%,
10.5895%, 4/18/37 (144A)
‡
5,000,000 5,061,672
Dryden 86 CLO Ltd. 2020-86A DR, CME Term SOFR 3 Month + 3.4616%,
7.7414%, 7/17/34 (144A)
‡
6,000,000 5,916,551
Dryden 94 CLO Ltd. 2022-94A D2R, CME Term SOFR 3 Month + 5.1000%,
9.3561%, 10/15/37 (144A)
‡
3,000,000 3,009,342
Dryden 97 CLO Ltd. 2022-97A D, CME Term SOFR 3 Month + 3.2000%,
7.4724%, 4/20/35 (144A)
‡
3,000,000 2,957,236

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
6 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Dryden 98 CLO Ltd. 2022-98A D, CME Term SOFR 3 Month + 3.1000%,
7.3695%, 4/20/35 (144A)
‡
$ 7,300,000 $ 7,195,342
Eaton Vance CLO Ltd. 2019-1A D1R2, CME Term SOFR 3 Month + 3.3500%,
7.6061%, 7/15/37 (144A)
‡
8,395,000 8,361,454
Elevation CLO Ltd. 2018-3A DR, CME Term SOFR 3 Month + 3.8716%, 8.1534%,
1/25/35 (144A)
‡
7,900,000 7,564,329
Elmwood CLO 16 Ltd. 2022-3A DR, CME Term SOFR 3 Month + 3.8000%,
8.0695%, 4/20/37 (144A)
‡
2,000,000 2,007,618
Elmwood CLO 18 Ltd. 2022-5A D1RR, CME Term SOFR 3 Month + 2.9500%,
7.2298%, 7/17/37 (144A)
‡
3,000,000 2,891,671
Elmwood CLO 30 Ltd. 2024-6A D2, CME Term SOFR 3 Month + 4.2500%,
8.5298%, 7/17/37 (144A)
‡
5,500,000 5,506,838
Elmwood CLO 31 Ltd. 2024-7A D2, CME Term SOFR 3 Month + 4.2000%,
8.4798%, 7/17/37 (144A)
‡
2,500,000 2,503,127
Elmwood CLO II Ltd. 2019-2A D1RR, CME Term SOFR 3 Month + 3.0500%,
7.3195%, 10/20/37 (144A)
‡
4,870,000 4,685,239
Elmwood CLO VII Ltd. 2020-4A D2RR, CME Term SOFR 3 Month + 4.3500%,
8.6298%, 10/17/37 (144A)
‡
2,500,000 2,499,857
Elmwood CLO VIII Ltd. 2021-1A DR, CME Term SOFR 3 Month + 3.8000%,
8.0695%, 4/20/37 (144A)
‡
1,565,000 1,570,870
Elmwood CLO X Ltd. 2021-3A DR, CME Term SOFR 3 Month + 3.3000%,
7.5695%, 4/20/34 (144A)
‡
3,020,000 2,984,886
Elmwood CLO XII Ltd. 2021-5A D2R, CME Term SOFR 3 Month + 4.3500%,
8.6061%, 10/15/37 (144A)
‡
2,400,000 2,399,846
Empower CLO Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 3.0000%,
7.2695%, 10/20/37 (144A)
‡
4,000,000 3,869,247
Flatiron CLO 28 Ltd. 2024-1A D2, CME Term SOFR 3 Month + 4.2500%,
8.5061%, 7/15/36 (144A)
‡
2,250,000 2,249,859
Generate CLO 10 Ltd. 2022-10A D1R, CME Term SOFR 3 Month + 2.8500%,
7.1659%, 1/22/38 (144A)
‡
5,000,000 4,922,921
Generate CLO 16 Ltd. 2024-16A D2, CME Term SOFR 3 Month + 4.5000%,
8.7695%, 7/20/37 (144A)
‡
3,500,000 3,502,107
Generate CLO 4 Ltd. 4A ERR, CME Term SOFR 3 Month + 6.9000%, 11.1695%,
7/20/37 (144A)
‡
9,240,000 8,929,388
Generate CLO 5 Ltd. 5A D1R, CME Term SOFR 3 Month + 3.7000%, 7.9724%,
7/22/37 (144A)
‡
4,000,000 3,984,002
Generate CLO 7 Ltd. 7A D1R, CME Term SOFR 3 Month + 4.0000%, 8.2724%,
4/22/37 (144A)
‡
4,227,000 4,131,256
Generate CLO 9 Ltd. 9A D1R, CME Term SOFR 3 Month + 3.1000%, 7.3695%,
1/20/38 (144A)
‡
7,000,000 6,751,067
Halsey Point CLO I Ltd. 2019-1A D1R, CME Term SOFR 3 Month + 3.8000%,
8.0695%, 10/20/37 (144A)
‡
5,000,000 4,874,792
Halsey Point CLO I Ltd. 2019-1A D2R, CME Term SOFR 3 Month + 5.5000%,
9.7695%, 10/20/37 (144A)
‡
6,000,000 5,999,681
HalseyPoint CLO 3 Ltd. 2020-3A D1R, CME Term SOFR 3 Month + 4.3000%,
8.5796%, 7/30/37 (144A)
‡
6,840,000 6,861,746
Hayfin US XII Ltd. 2020-12A DR, CME Term SOFR 3 Month + 3.2500%, 7.5195%,
1/20/38 (144A)
‡
4,340,000 4,320,904
Invesco CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.1616%, 7.4177%,
7/15/34 (144A)
‡
1,000,000 983,741
Invesco US CLO Ltd. 2023-3A D, CME Term SOFR 3 Month + 5.4000%,
9.6561%, 7/15/36 (144A)
‡
1,600,000 1,609,722
KKR CLO 27 Ltd. 27A D1R2, CME Term SOFR 3 Month + 2.9000%, 7.1561%,
1/15/35 (144A)
‡
4,650,000 4,610,484

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
KKR CLO 27 Ltd. 27A D2R2, CME Term SOFR 3 Month + 4.1000%, 8.3561%,
1/15/35 (144A)
‡
$ 4,500,000 $ 4,435,175
KKR CLO 35 Ltd. 35A DR, CME Term SOFR 3 Month + 2.7500%, 7.0195%,
1/20/38 (144A)
‡
10,900,000 10,711,846
LCM 33 Ltd. 33A D, CME Term SOFR 3 Month + 3.4616%, 7.7311%, 7/20/34
(144A)
‡
4,500,000 4,300,101
LCM 41 Ltd. 41A D1, CME Term SOFR 3 Month + 4.5500%, 8.8061%, 4/15/36
(144A)
‡
15,000,000 14,931,192
Madison Park Funding LIV Ltd. 2022-54A D2R, CME Term SOFR 3 Month +
4.2500%, 8.5195%, 10/21/37 (144A)
‡
10,000,000 9,999,595
Madison Park Funding LIX Ltd. 2021-59A D1AR, CME Term SOFR 3 Month +
3.3000%, 7.5695%, 4/18/37 (144A)
‡
2,500,000 2,489,000
Madison Park Funding LVII Ltd. 2022-57A DR, CME Term SOFR 3 Month +
2.9500%, 7.2326%, 7/27/34 (144A)
‡
2,000,000 1,924,469
Madison Park Funding XLV Ltd. 2020-45A DRR, CME Term SOFR 3 Month +
2.9000%, 7.1561%, 7/15/34 (144A)
‡
19,400,000 19,067,393
Madison Park Funding XXXIII Ltd. 2019-33A DR, CME Term SOFR 3 Month +
3.1000%, 7.3561%, 10/15/32 (144A)
‡
3,500,000 3,475,457
Madison Park Funding XXXIV Ltd. 2019-34A D1RR, CME Term SOFR 3 Month +
3.3500%, 7.6105%, 10/16/37 (144A)
‡
3,000,000 2,989,873
Madison Park Funding XXXIX Ltd. 2021-39A DR, CME Term SOFR 3 Month +
3.2000%, 7.4724%, 10/22/34 (144A)
‡
15,050,000 14,440,668
Madison Park Funding XXXVIII Ltd. 2021-38A D, CME Term SOFR 3 Month +
3.1616%, 7.4414%, 7/17/34 (144A)
‡
2,000,000 1,982,456
Magnetite Xlii Ltd. 2024-42A D2, CME Term SOFR 3 Month + 3.9500%, 8.2613%,
1/25/38 (144A)
‡
2,500,000 2,525,861
Magnetite XVII Ltd. 2016-17A DR2, CME Term SOFR 3 Month + 3.5000%,
7.7695%, 4/20/37 (144A)
‡
6,778,000 6,786,520
Magnetite XXIII Ltd. 2019-23A DR, CME Term SOFR 3 Month + 3.3116%,
7.5934%, 1/25/35 (144A)
‡
3,700,000 3,699,630
Magnetite XXXIX Ltd. 2023-39A D2R, CME Term SOFR 3 Month + 3.9000%,
8.1818%, 1/25/37 (144A)
‡
4,000,000 4,029,714
Marathon CLO Ltd. 2021-16A C, CME Term SOFR 3 Month + 3.7616%, 8.0177%,
4/15/34 (144A)
‡
6,100,000 6,027,754
Mariner CLO LLC 2016-3A D1R3, CME Term SOFR 3 Month + 4.1500%,
8.4293%, 1/23/37 (144A)
‡
5,250,000 5,253,051
Morgan Stanley Eaton Vance CLO Ltd. 2021-1A D, CME Term SOFR 3 Month +
3.3616%, 7.6409%, 10/20/34 (144A)
‡
2,640,000 2,588,071
Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A D2R2, CME Term SOFR
3 Month + 4.4500%, 8.7195%, 7/18/38 (144A)
‡
4,500,000 4,508,484
Neuberger Berman Loan Advisers CLO 38 Ltd. 2020-38A DR2, CME Term SOFR
3 Month + 2.6000%, 6.8695%, 10/20/36 (144A)
‡
2,000,000 1,958,893
Neuberger Berman Loan Advisers CLO 46 Ltd. 2021-46A DR, CME Term SOFR 3
Month + 2.6500%, 6.9195%, 1/20/37 (144A)
‡
8,500,000 8,432,611
Neuberger Berman Loan Advisers CLO 49 Ltd. 2022-49A DR, CME Term SOFR 3
Month + 2.8000%, 7.0818%, 7/25/35 (144A)
‡
2,150,000 2,134,876
Northwoods Capital 22 Ltd. 2020-22A DRR, CME Term SOFR 3 Month +
4.9500%, 9.2493%, 9/16/31 (144A)
‡
10,587,000 10,617,792
Obra CLO 1 Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.4000%, 7.8231%,
1/20/38 (144A)
‡
6,300,000 6,249,500
Ocean Trails CLO 8 2020-8A DRR, CME Term SOFR 3 Month + 3.4000%,
7.6561%, 7/15/34 (144A)
‡
2,500,000 2,491,343
OCP Aegis CLO Ltd. 2024-39A D2, CME Term SOFR 3 Month + 4.1000%,
8.3605%, 1/16/37 (144A)
‡
4,000,000 4,027,551

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
8 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
OCP CLO Ltd. 2021-23A D2R, CME Term SOFR 3 Month + 3.9000%, 8.1817%,
1/17/37 (144A)
‡
$ 4,000,000 $ 4,039,596
OCP CLO Ltd. 2024-33A D2, CME Term SOFR 3 Month + 4.4000%, 8.6695%,
7/20/37 (144A)
‡
2,300,000 2,308,851
OCP CLO Ltd. 2022-25A D2R, CME Term SOFR 3 Month + 4.5000%, 8.7695%,
7/20/37 (144A)
‡
3,750,000 3,759,525
OCP CLO Ltd. 2015-10A D1R3, CME Term SOFR 3 Month + 2.8500%, 7.1326%,
1/26/38 (144A)
‡
12,000,000 11,818,097
Octagon 54 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.3116%, 7.5677%,
7/15/34 (144A)
‡
1,750,000 1,734,257
Octagon 56 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.4616%, 7.7177%,
10/15/34 (144A)
‡
2,000,000 1,910,671
Octagon 57 Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.3616%, 7.6177%,
10/15/34 (144A)
‡
3,750,000 3,705,686
Octagon 70 Alto Ltd. 2023-1A D, CME Term SOFR 3 Month + 4.0900%, 8.3595%,
10/20/36 (144A)
‡
7,500,000 7,499,707
Octagon 75 Ltd. 2025-1A D2, CME Term SOFR 3 Month + 3.6500%, 7.9353%,
1/22/38 (144A)
‡
6,300,000 6,337,488
Octagon Investment Partners 29 Ltd. 2016-1A DR2, CME Term SOFR 3 Month +
3.3000%, 7.5695%, 7/18/39 (144A)
‡
6,000,000 5,964,091
Octagon Investment Partners 32 Ltd. 2017-1A ER3, CME Term SOFR 3 Month +
7.2700%, 11.5261%, 10/31/37 (144A)
‡
4,000,000 4,031,924
Octagon Investment Partners 44 Ltd. 2019-1A DR, CME Term SOFR 3 Month +
3.5116%, 7.7677%, 10/15/34 (144A)
‡
10,600,000 10,131,735
OHA Credit Funding 9 Ltd. 2021-9A D2R, CME Term SOFR 3 Month + 4.2000%,
8.4695%, 10/19/37 (144A)
‡
3,000,000 3,003,865
OHA Credit Partners VII Ltd. 2012-7A D1R4, CME Term SOFR 3 Month +
2.5000%, 6.8219%, 2/20/38 (144A)
‡
9,500,000 9,324,935
OHA Credit Partners XVI 2021-16A D2R, CME Term SOFR 3 Month + 4.1500%,
8.4195%, 10/18/37 (144A)
‡
4,500,000 4,510,934
OHA Loan Funding Ltd. 2016-1A D2R2, CME Term SOFR 3 Month + 4.3500%,
8.6195%, 7/20/37 (144A)
‡
4,000,000 4,007,629
Palmer Square CLO Ltd. 2021-4A D, CME Term SOFR 3 Month + 3.2116%,
7.4677%, 10/15/34 (144A)
‡
12,000,000 11,968,560
Park Avenue Institutional Advisers CLO Ltd. 2021-1A C, CME Term SOFR 3 Month
+ 4.0616%, 8.3311%, 1/20/34 (144A)
‡
5,000,000 5,002,550
Peace Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.2116%, 7.4811%,
10/20/34 (144A)
‡
4,750,000 4,737,555
Point Au Roche Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.0616%,
7.3311%, 7/20/34 (144A)
‡
8,950,000 8,876,521
Post CLO Ltd. 2021-1A DR, CME Term SOFR 3 Month + 3.0000%, 7.2561%,
10/15/34 (144A)
‡
7,200,000 6,940,362
Post CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.2000%, 7.4724%,
4/20/35 (144A)
‡
10,750,000 10,660,442
Post CLO VI Ltd. 2024-2A D1, CME Term SOFR 3 Month + 3.2000%, 7.6555%,
1/20/38 (144A)
‡
12,250,000 11,897,259
Post CLO VI Ltd. 2024-2A D2, CME Term SOFR 3 Month + 4.4000%, 8.8555%,
1/20/38 (144A)
‡
2,000,000 2,011,409
PPM CLO 2 Ltd. 2019-2A DR2A, CME Term SOFR 3 Month + 4.6600%,
8.9205%, 4/16/37 (144A)
‡
10,000,000 9,575,873
PPM CLO 2 Ltd. 2019-2A DR2B, CME Term SOFR 3 Month + 5.5700%,
9.8305%, 4/16/37 (144A)
‡
4,000,000 3,999,600
PPM CLO 7 Ltd. 2024-7A D1A, CME Term SOFR 3 Month + 3.6000%, 7.8695%,
7/20/37 (144A)
‡
10,000,000 10,025,775

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
RAD CLO 21 Ltd. 2023-21A D1R, CME Term SOFR 3 Month + 2.6000%,
6.8818%, 1/25/37 (144A)
‡
$ 480,000 $ 461,825
RAD CLO 26 Ltd. 2024-26A D2, CME Term SOFR 3 Month + 4.2500%, 8.5195%,
10/20/37 (144A)
‡
2,250,000 2,249,909
REESE PARK CLO Ltd. 2020-1A D2RR, CME Term SOFR 3 Month + 4.0000%,
8.2561%, 1/15/38 (144A)
‡
7,500,000 7,376,579
Regatta XVIII Funding Ltd. 2021-1A D1R, CME Term SOFR 3 Month + 2.6000%,
6.8561%, 4/15/38 (144A)
‡
3,000,000 2,940,859
Regatta XXIV Funding Ltd. 2021-5A D1R, CME Term SOFR 3 Month + 2.8000%,
7.0695%, 1/20/38 (144A)
‡
10,700,000 10,501,245
Riserva CLO Ltd. 2016-3A DRR, CME Term SOFR 3 Month + 3.5116%, 7.7811%,
1/18/34 (144A)
‡
7,250,000 6,923,957
Rockford Tower CLO Ltd. 2021-2A D, CME Term SOFR 3 Month + 3.5116%,
7.7811%, 7/20/34 (144A)
‡
2,000,000 2,000,001
Romark CLO III Ltd. 2019-3A CR, CME Term SOFR 3 Month + 3.5616%, 7.8177%,
10/15/34 (144A)
‡
10,500,000 10,500,110
Romark CLO IV Ltd. 2021-4A C2, CME Term SOFR 3 Month + 5.2616%, 9.4718%,
7/10/34 (144A)
‡
1,500,000 1,502,566
Romark CLO V Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.8916%, 8.1477%,
1/15/35 (144A)
‡
7,000,000 6,847,622
RR 17 Ltd. 2021-17A C, CME Term SOFR 3 Month + 3.2116%, 7.4677%, 7/15/34
(144A)
‡
4,000,000 3,969,821
RR 7 Ltd. 2019-7A C1B, CME Term SOFR 3 Month + 3.1000%, 7.3561%, 1/15/37
(144A)
‡
1,000,000 996,830
RR 7 Ltd. 2019-7A D1B, CME Term SOFR 3 Month + 6.5000%, 10.7561%,
1/15/37 (144A)
‡
5,000,000 4,950,676
Sandstone Peak III Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.8500%,
8.1318%, 4/25/37 (144A)
‡
6,750,000 6,826,874
Sandstone Peak Ltd. 2021-1A DR, CME Term SOFR 3 Month + 3.3500%,
7.6061%, 10/15/34 (144A)
‡
10,375,000 10,326,292
Signal Peak CLO 5 Ltd. 2018-5A D1R, CME Term SOFR 3 Month + 4.2000%,
8.4818%, 4/25/37 (144A)
‡
7,000,000 6,999,836
Sixth Street CLO VIII Ltd. 2017-8A CR2, CME Term SOFR 3 Month + 2.9500%,
7.2195%, 10/20/34 (144A)
‡
10,000,000 9,621,836
Sound Point CLO 2025R-1 Ltd. 2025-1RA D1, CME Term SOFR 3 Month +
3.2500%, 7.5295%, 2/20/38 (144A)
‡
12,100,000 12,057,633
Southwick Park CLO LLC 2019-4A DR, CME Term SOFR 3 Month + 3.2116%,
7.4811%, 7/20/32 (144A)
‡
5,380,000 5,327,050
TCW CLO Ltd. 2020-1A CR3, CME Term SOFR 3 Month + 2.0000%, 6.2695%,
4/20/34 (144A)
‡
2,000,000 1,985,259
TCW CLO Ltd. 2018-1A D1R3, CME Term SOFR 3 Month + 3.5000%, 7.7818%,
10/25/35 (144A)
‡
4,592,066 4,496,794
TCW CLO Ltd. 2021-1A D1R1, CME Term SOFR 3 Month + 3.1000%, 7.3695%,
1/20/38 (144A)
‡
16,000,000 15,443,766
TICP CLO XII Ltd. 2018-12A DR, CME Term SOFR 3 Month + 3.5616%, 7.8177%,
7/15/34 (144A)
‡
5,150,000 5,156,234
TRESTLES CLO III Ltd. 2020-3A D1R, CME Term SOFR 3 Month + 3.1500%,
7.4195%, 10/20/37 (144A)
‡
3,900,000 3,770,408
TRESTLES CLO V Ltd. 2021-5A D, CME Term SOFR 3 Month + 3.3616%,
7.6311%, 10/20/34 (144A)
‡
3,000,000 2,974,660
Trinitas CLO VII Ltd. 2017-7A D2R, CME Term SOFR 3 Month + 3.5616%,
7.8434%, 1/25/35 (144A)
‡
6,500,000 6,222,118
Trinitas CLO XII Ltd. 2020-12A D, CME Term SOFR 3 Month + 4.2616%, 8.5434%,
4/25/33 (144A)
‡
5,000,000 5,009,550

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
10 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Trinitas CLO XVI Ltd. 2021-16A D, CME Term SOFR 3 Month + 3.5616%, 7.8311%,
7/20/34 (144A)
‡
$ 2,250,000 $ 2,252,723
Trinitas CLO XVII Ltd. 2021-17A D, CME Term SOFR 3 Month + 3.7616%, 8.0311%,
10/20/34 (144A)
‡
6,300,000 6,218,357
Trinitas CLO XX Ltd. 2022-20A D1R, CME Term SOFR 3 Month + 3.0000%,
7.2695%, 7/20/35 (144A)
‡
4,000,000 3,867,514
Unity-Peace Park CLO Ltd. 2022-1A D, CME Term SOFR 3 Month + 3.5000%,
7.7724%, 4/20/35 (144A)
‡
4,000,000 3,959,370
Venture 44 CLO Ltd. 2021-44A D1, CME Term SOFR 3 Month + 3.4916%, 7.7611%,
10/20/34 (144A)
‡
2,000,000 1,962,057
Venture XXII CLO Ltd. 2015-22A DR, CME Term SOFR 3 Month + 3.0116%,
7.2677%, 1/15/31 (144A)
‡
2,500,000 2,386,075
Voya CLO Ltd. 2021-1A DR, CME Term SOFR 3 Month + 2.8000%, 7.0561%,
7/15/34 (144A)
‡
11,500,000 11,401,714
Voya CLO Ltd. 2019-4A DR, CME Term SOFR 3 Month + 3.4616%, 7.7177%,
1/15/35 (144A)
‡
1,250,000 1,235,295
Warwick Capital CLO 5 Ltd. 2024-5A E, CME Term SOFR 3 Month + 5.5000%,
9.8153%, 1/20/38 (144A)
‡
4,000,000 4,000,000
Wellfleet CLO Ltd. 2021-4A D, CME Term SOFR 3 Month + 3.4416%, 7.7234%,
4/25/34 (144A)
‡
5,100,000 5,056,677
Whetstone Park CLO Ltd. 2021-1A D, CME Term SOFR 3 Month + 3.1616%,
7.4311%, 1/20/35 (144A)
‡
2,350,000 2,316,219
Wind River CLO Ltd. 2021-4A D, CME Term SOFR 3 Month + 3.4616%, 7.7311%,
1/20/35 (144A)
‡
12,500,000 11,969,259
Wind River CLO Ltd. 2022-2A D, CME Term SOFR 3 Month + 4.7000%, 8.9724%,
7/20/35 (144A)
‡
8,000,000 7,979,200
Total Collateralized Loan Obligations (cost $1,190,369,881) 1,170,109,423
Exchange Traded Fund - 5 .6%
Janus Henderson AAA CLO ETF
£
(cost $71,352,987) 1,418,010 71,666,225
Investment Companies - 2 .5%
Money Market Funds - 2 .5%
Janus Henderson Cash Liquidity Fund LLC, 4.3351%
£,∞
(cost $31,724,232) 31,717,888 31,724,232
Total Investments (total cost $ 1,293,447,100 ) - 99 .6% 1,273,499,880
Cash, Receivables and Other Assets, net of Liabilities - 0.4% 5,543,473
Net Assets - 100.0% $1,279,043,353
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,273,499,880 100 .0%

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/25
............. Shares
Held at
4/30/25
Dividend
Income
Investment Company - 8.1%
Exchange Traded Fund - 5.6%
Janus Henderson AAA
CLO ETF $ – $ 121,903,217 $ (50,475,599) $ (74,631) $ 313,238 $ 71,666,225 1,418,010 $ 273,581
Money Market Funds - 2.5%
Janus Henderson Cash
Liquidity Fund LLC,
4.3351%
∞
8,960,001 766,226,278 (743,462,047) – – 31,724,232 31,717,888 699,120
Total Affiliated Investments
- 8.1% $8,960,001 $888,129,495 $(793,937,646) $(74,631) $313,238 $103,390,457 $972,701

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
12 April 30, 2025
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of April 30, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2025 is $1,170,109,423 which represents 91.5% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 1,170,109,423 $ — $ 1,170,109,423
Exchange Traded Fund 71,666,225 — — 71,666,225
Investment Companies — 31,724,232 — 31,724,232
Total Assets $ 71,666,225 $ 1,201,833,655 $ — $ 1,273,499,880

Janus Henderson B-BBB CLO ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2025
Janus Detroit Street Trust 13
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $1,190,369,881) $ 1,170,109,423
Affiliated investments, at value (cost $103,077,219) 103,390,457
Cash 49,803
Receivables:
Investments sold 48,782,732
Interest 5,277,275
Due from adviser 3,368
Total Assets 1,327,613,058
Liabilities:
Payables:
Fund units purchased 47,994,122
Management fees 575,583
Total Liabilities 48,569,705
Commitments and contingent liabilities
Net Assets $ 1,279,043,353
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 1,323,209,835
Total distributable earnings (loss) (44,166,482)
Total Net Assets $ 1,279,043,353
Net Assets $ 1,279,043,353
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 26,650,000
Net Asset Value Per Share $ 47 .99

Janus Henderson B-BBB CLO ETF
Statement of Operations
(unaudited)
For the period ended April 2025
14 April 30, 2025
See Notes to Financial Statements.
Investment Income:
Interest $ 57,621,591
Dividends from affiliates 972,701
Total Investment Income 58,594,292
Expenses:
Management Fees 3,640,374
Total Expenses 3,640,374
Less: Excess Expense Reimbursement and Waivers (12,033)
Net Expenses 3,628,341
Net Investment Income/(Loss) 54,965,951
Net Realized Gain/(Loss) on Investments:
Investments $ (23,889,479)
Investments in affiliates (74,631)
Total Net Realized Gain/(Loss) on Investments $ (23,964,110)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (26,187,194)
Investments in affiliates 313,238
Total Change in Unrealized Net Appreciation/Depreciation $ (25,873,956)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 5,127,885

Janus Henderson B-BBB CLO ETF
Statements of Changes in Net Assets
Janus Detroit Street Trust 15
See Notes to Financial Statements.
Period Ended
April 30, 2025
(unaudited)
Year Ended
October 31, 2024
Operations:
Net investment income/(loss) $ 54,965,951 $ 47,409,032
Net realized gain/(loss) on investments (23,964,110) 1,144,695
Change in unrealized net appreciation/depreciation (25,873,956) 8,813,363
Net Increase/(Decrease) in Net Assets Resulting from Operations 5,127,885 57,367,090
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (58,034,564) (42,200,013)
Net Decrease from Dividends and Distributions to Shareholders (58,034,564) (42,200,013)
Capital Share Transactions 206,332,086 977,184,193
Net Increase/(Decrease) in Net Assets 153,425,407 992,351,270
Net Assets: — —
Beginning of Period   1,125,617,946 133,266,676
End of Period $ 1,279,043,353 $ 1,125,617,946

Janus Henderson B-BBB CLO ETF
Financial Highlights
16 April 30, 2025
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2025 (unaudited) and each year or period ended October 31 2025 2024 2023 2022
(1)
Net Asset Value, Beginning of Period $49.26 $46.76 $43.67 $50.00
Income/(Loss) from Investment Operations: — — — —
Net investment income/(loss)
(2)
1.69 3.99 3.88 1.80
Net realized and unrealized gain/(loss) (1.12) 2.32 2.90 (6.71)
Total from Investment Operations 0.57 6.31 6.78 (4.91)
Less Dividends and Distributions: — — — —
Dividends (from net investment income) (1.84) (3.81) (3.69) (1.42)
Total Dividends and Distributions (1.84) (3.81) (3.69) (1.42)
Net Asset Value, End of Period $47.99 $49.26 $46.76 $43.67
Total Return
*
1.14% 13.99% 16.05% (9.96)%
(3)
Net assets, End of Period (in thousands) $1,279,043 $1,125,618 $133,267 $78,610
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.46% 0.47% 0.49% 0.49%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.46% 0.47% 0.48% 0.48%
Ratio of Net Investment Income/(Loss) 6.97% 8.19% 8.44% 4.75%
Portfolio Turnover Rate
(4)
49% 90% 53% 25%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from January 11, 2022 (commencement of operations) through October 31, 2022.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(4) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
1. Organization and Significant Accounting Policies
Janus Henderson B-BBB CLO ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the
“Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fourteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks capital preservation and current income by seeking to deliver floating-rate exposure to collateralized loan obligations ("CLOs") generally rated between and inclusive of BBB+ and B-. The Fund is classified as diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on the Cboe BZX
Exchange, Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the
Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2025
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 19
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2025
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in
BBB-rated tranches; however, this rating does not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The
Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Mezzanine CLO Risk
The Fund intends to invest primarily in BBB rated CLO tranches. Such securities are often subordinate to higher-rated tranches in terms of payment priority. Subordinated CLO tranches are subject to higher credit risk and liquidity risk relative to more senior CLO tranches. To the extent a CLO or its underlying loans experience default or are having difficulty making principal and/or interest payments, such subordinate CLO tranches will be more likely to experience adverse impacts, and such impacts will be more severe, relative to more senior and/or higher-rated CLO securities, which in turn will adversely affect the performance of the Fund.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
Investment Focus Risk
Because the Fund invests primarily in CLOs it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underlying these CLOs. The
Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Liquidity Risk
Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the
Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the
Fund purchases a newly issued CLO directly from the issuer (rather than from the secondary market), there often may be

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
a delayed settlement period, during which time, the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLOs at a price and time the Fund deems advantageous may be impaired. CLOs are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO.
Floating-Rate Obligations Risk
The Fund may invest in floating rate obligations that reset regularly, maintaining a fixed spread over a stated reference rate such as the Secured Overnight Financing Rate (“SOFR”), or the Treasury bill rate. The interest rates on floating rate obligations typically reset quarterly, although rates on some obligations may adjust at other intervals. Unexpected changes in the interest rates on floating rate obligations could result in lower income to the Fund. In addition, the secondary market on which floating rate obligations are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate obligations and that there may be restrictions on their transfer. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value.
Privately Issued Securities Risk
CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was 0.46% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2025. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended April 30, 2025, the Adviser
Daily Net Assets Fee Rate
$0-$500 million 0.49%
Over $500 million 0.45%

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2025
waived $12,033 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2025 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2025, the Fund had net realized loss of $14,145,790 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(1,507,530) $(2,191,883) $(3,699,413)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$1,293,447,100 $1,615,625 $(21,562,845) $(19,947,220)
Period Ended April 30, 2025 Year Ended October 31, 2024
Shares Amount Shares Amount
Shares sold 22,800,000 $ 1,123,118,422 21,400,000 $ 1,045,640,745
Shares repurchased (19,000,000) (916,786,336) (1,400,000) (68,456,552)
Net Increase/(Decrease) 3,800,000 $ 206,332,086 20,000,000 $ 977,184,193
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$1,063,307,532 $736,580,148 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$386,544,857 $553,433,362 $— $—

Janus Henderson B-BBB CLO ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2025
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.

Janus Henderson B-BBB CLO ETF
Report of Independent Registered Public Accounting Firm
Janus Detroit Street Trust 1
To the Board of Trustees of Janus Detroit Street Trust and Shareholders of Janus Henderson B-BBB CLO ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Janus
Henderson B-BBB CLO ETF (one of the funds constituting Janus Detroit Street Trust, referred to hereafter as the "Fund")
as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2024 and for the period January 11, 2022
(commencement of operations) through October 31, 2022 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October
31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the two years in the period ended October 31,
2024 and for the period January 11, 2022 (commencement of operations) through October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of
October 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Denver, Colorado
December 23, 2024
We have served as the auditor of one or more investment companies in Janus Henderson Funds since 1990.

Janus Henderson B-BBB CLO ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 25
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 16-17, 2025 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson Corporate Bond ETF (“JLQD”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”), Janus
Henderson Securitized Income ETF (“JSI”), Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson
Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson
U.S. Real Estate ETF (“JRE”), and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”) (each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the
Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the
Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 10, 2025 via videoconference to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates

Janus Henderson B-BBB CLO ETF
Additional Information
(unaudited)
26 April 30, 2025
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources, and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2024. The reporting is described in detail below:

Janus Henderson B-BBB CLO ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 27
The total expense ratio and the contractual management fee for JAAA were each reported in the 3rd quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JLQD were each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JMBS were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSI were each reported in the 4th quintile.
The total expense ratio and the contractual management fee for VNLA were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JSMD were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JRE were reported in the 4th and 3rd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX were each reported in the 2nd quintile.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.20%, 0.22% and 0.23%, respectively, until at least February
28, 2026. The Board also considered that the Adviser had voluntarily agreed to cap the expenses of JLQD to the extent that the Fund’s total expense ratio exceeded 0.20% until at least May 1, 2026. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated
ETFs in which a Fund invests (if any), for until at least February 28, 2026.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.

Janus Henderson B-BBB CLO ETF
Additional Information
(unaudited)
28 April 30, 2025
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2024 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st quintile of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, three- and four-year periods;
JBBB was reported to be in the 1stquintile of its performance universe for its one- and two-year periods, respectively;
JLQD was reported to be in the 2nd, 3rd, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively.
JMBS was reported to be in the 1st quintile of its performance universe for its one-, two-, three-, four-, and five-year periods;
JSI was reported to be in the 2nd, 1st, and 1st quintiles of its performance universe for its three month, one year, and since inception periods, respectively.
VNLA was reported to be in the 2nd, 2nd, 2nd, 2nd, and 1st quintiles of its performance universe for each of its one-
, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 1st, 1st, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 3rd, 2nd, 1st, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JRE was reported to be in the 2nd, 4th, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively; and
SSPX was reported to be in the 5th quintile of its performance universe for its one-, two-, and three- year periods.
With respect to JSML and JSMD, the Board noted that these Funds had operated as index-based during the periods described above and, as a result, had been passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e., “tracking error”) and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

125-24-93094 04-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2025
Janus Henderson Securitized Income ETF
Janus Detroit Street Trust

Janus Henderson Securitized Income ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 34.2%
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) $ 2,084,178 $ 2,155,044
ACHV ABS TRUST, 8.4700%, 3/18/30 (144A) 1,337,246 1,355,397
ACHV ABS TRUST, 8.6000%, 11/25/30 (144A) 1,894,000 1,915,118
ACHV ABS TRUST, 6.4200%, 4/25/31 (144A) 42,517 42,791
Affirm Asset Securitization Trust, 7.8100%, 9/15/28 (144A) 250,000 251,878
Affirm Asset Securitization Trust, 8.7800%, 9/15/28 (144A) 250,000 251,980
Affirm Asset Securitization Trust, 7.7700%, 11/15/28 (144A) 149,955 150,275
Affirm Asset Securitization Trust, 8.2500%, 11/15/28 (144A) 250,000 251,252
Affirm Asset Securitization Trust, 6.1600%, 2/15/29 (144A) 500,000 502,455
Affirm Asset Securitization Trust, 6.1600%, 2/15/29 (144A) 3,392,000 3,408,654
Affirm Asset Securitization Trust, 6.8900%, 2/15/29 (144A) 700,000 702,955
Affirm Asset Securitization Trust, 6.8900%, 2/15/29 (144A) 500,000 502,110
Affirm Asset Securitization Trust, 6.5700%, 5/15/29 (144A) 2,500,000 2,514,391
Ally Auto Receivables Trust, 5.8000%, 2/16/32 (144A) 500,000 506,968
Ally Bank Auto Credit-Linked Notes, 7.9170%, 5/17/32 (144A) 525,467 528,790
Ally Bank Auto Credit-Linked Notes, 9.8920%, 5/17/32 (144A) 669,384 679,703
Ally Bank Auto Credit-Linked Notes, 12.7480%, 5/17/32 (144A) 403,666 407,827
Ally Bank Auto Credit-Linked Notes, 6.6780%, 9/15/32 (144A) 1,610,874 1,594,741
Ally Bank Auto Credit-Linked Notes, 8.0360%, 9/15/32 (144A) 1,530,330 1,545,887
Alterna Funding III LLC, 7.1360%, 5/16/39 (144A) 1,929,763 1,943,183
Amur Equipment Finance Receivables XIII LLC, 9.6600%, 4/20/32 (144A) 375,000 384,174
Amur Equipment Finance Receivables XIV LLC, 8.8800%, 10/20/32 (144A) 500,000 502,006
Arivo Acceptance Auto Loan Receivables Trust, 6.8700%, 6/17/30 (144A) 1,500,000 1,536,022
Auxilior Term Funding LLC, 10.9700%, 12/15/32 (144A) 200,000 204,793
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.0500%, 6.4037%,
12/26/31 (144A)
‡
1,264,544 1,275,738
Bayview Opportunity Master Fund VII LLC, SOFR30A + 3.6000%, 7.9537%,
12/26/31 (144A)
‡
894,303 909,438
Bayview Opportunity Master Fund VII LLC, SOFR30A + 1.8000%, 6.1537%,
6/25/47 (144A)
‡
837,036 833,641
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.7500%, 7.1037%,
6/25/47 (144A)
‡
813,121 833,080
Bayview Opportunity Master Fund VII Trust, 6.3600%, 7/16/29 (144A) 500,000 509,501
BHG Securitization Trust, 5.8100%, 4/17/35 (144A) 244,160 248,697
BHG Securitization Trust, 6.4900%, 4/17/35 (144A) 500,000 506,733
Blue Bridge Funding LLC, 9.4800%, 11/15/30 (144A) 200,000 203,526
Blue Bridge Funding LLC, 9.5000%, 11/15/30 (144A) 546,000 524,160
Brex Commercial Charge Card Master Trust, 6.6800%, 7/15/27 (144A) 1,500,000 1,518,635
Bridgecrest Lending Auto Securitization Trust, 6.0300%, 11/15/29 500,000 506,467
Business Jet Securities LLC, 6.9240%, 5/15/39 (144A) 1,701,855 1,723,053
CarMax Auto Owner Trust, 6.0000%, 7/15/30 1,620,000 1,643,233
Carvana Auto Receivables Trust, 3.1600%, 6/12/28 (144A) 5,427,666 5,256,927
Carvana Auto Receivables Trust, 5.6600%, 3/10/33 (144A) 5,422,873 5,422,801
CF Hippolyta Issuer LLC, 1.6900%, 7/15/60 (144A) 1,596,717 1,578,275
CF Hippolyta Issuer LLC, 2.2800%, 7/15/60 (144A) 1,371,664 1,349,709
Coinstar Funding LLC, 5.2160%, 4/25/47 (144A) 2,760,000 2,463,981
Commonbond Student Loan Trust, 4.0000%, 5/25/40 (144A) 103,500 99,882
Commonbond Student Loan Trust, 4.0000%, 10/25/40 (144A) 106,143 99,321
Commonbond Student Loan Trust, 3.4700%, 5/25/41 (144A) 172,925 155,004
Commonbond Student Loan Trust, 4.1200%, 9/25/45 (144A) 84,418 78,198
Commonbond Student Loan Trust, 4.2500%, 2/25/46 (144A) 98,238 95,444
Commonbond Student Loan Trust, 1.4000%, 3/25/52 (144A) 209,119 163,898
Compass Datacenters Issuer II LLC, 5.7500%, 2/25/49 (144A) 1,000,000 1,010,646
Compass Datacenters Issuer II LLC, 5.9990%, 8/25/49 (144A) 2,250,000 2,244,733

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
4 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
CP EF Asset Securitization II LLC, 7.4800%, 3/15/32 (144A) $ 200,366 $ 202,313
CP EF Asset Securitization II LLC, 7.5600%, 3/15/32 (144A) 250,000 245,858
CP EF Asset Securitization II LLC, 7.7700%, 3/15/32 (144A) 250,000 254,176
CPC Asset Securitization III LLC, 13.4500%, 8/15/30 (144A) 1,000,000 999,874
Crockett Partners Equipment Co. IIA LLC, 6.7800%, 1/20/31 (144A) 859,071 860,767
Crockett Partners Equipment Co. IIA LLC, 10.1600%, 1/20/31 (144A) 859,071 894,047
CyrusOne Data Centers Issuer I LLC, 5.4500%, 4/20/48 (144A) 221,105 218,637
CyrusOne Data Centers Issuer I LLC, 5.5600%, 11/20/48 (144A) 150,000 151,067
CyrusOne Data Centers Issuer I LLC, 4.6500%, 3/22/49 (144A) 735,000 709,475
Dext ABS LLC, 8.3000%, 5/15/34 (144A) 300,000 321,598
Exeter Automobile Receivables Trust, 5.8400%, 6/17/30 500,000 506,558
Exeter Automobile Receivables Trust, 7.8900%, 8/15/31 (144A) 750,000 765,004
Exeter Automobile Receivables Trust, 7.8400%, 10/15/31 (144A) 2,700,000 2,728,588
ExteNet Issuer LLC, 9.0500%, 7/25/54 (144A) 1,500,000 1,554,222
FHF Issuer Trust, 6.2600%, 3/15/30 (144A) 1,200,000 1,224,119
FHF Issuer Trust, 6.4300%, 7/15/30 (144A) 1,202,000 1,236,289
FHF Issuer Trust, 7.4200%, 5/15/31 (144A) 1,000,000 1,031,044
FHF Issuer Trust, 5.6900%, 8/15/31 (144A) 2,854,000 2,866,475
FHF Issuer Trust, 7.1500%, 9/15/31 (144A) 1,800,000 1,863,308
FIGRE Trust, 6.4360%, 11/25/53 (144A)
‡
1,786,224 1,824,242
FIGRE Trust, 6.7490%, 3/25/54 (144A)
‡
1,167,152 1,199,860
FIGRE Trust, 5.9370%, 7/25/54 (144A)
‡
497,093 501,267
FIGRE Trust, 6.2290%, 7/25/54 (144A)
‡
3,150,220 3,176,435
FIGRE Trust, 5.2520%, 9/25/54 (144A)
‡
243,157 241,054
FIGRE Trust, 5.3010%, 9/25/54 (144A)
‡
871,312 862,955
FIGRE Trust, 5.7750%, 3/25/55 (144A)
‡
942,025 945,436
FIGRE Trust, 5.7580%, 6/25/55 (144A)
‡
1,145,000 1,149,038
Finance of America Structured Securities Trust, 3.5000%, 2/25/74 (144A)
Ç
922,343 891,387
Finance of America Structured Securities Trust, 3.5000%, 4/25/74 (144A)
Ç
2,277,961 2,195,827
Fora Financial Asset Securitization LLC, 6.3300%, 8/15/29 (144A) 2,500,000 2,519,929
Foundation Finance Trust, 9.1000%, 6/15/49 (144A) 1,120,000 1,194,452
Foundation Finance Trust, 8.1300%, 12/15/49 (144A) 1,374,252 1,450,494
FREED ABS Trust, 3.3500%, 3/19/29 (144A) 85,426 84,787
GLS Auto Select Receivables Trust, 7.9300%, 7/15/30 (144A) 400,000 424,744
Gracie Point International Funding, SOFR90A + 4.5000%, 8.9244%, 9/1/26
(144A)
‡
2,000,000 1,993,378
Gracie Point International Funding LLC, SOFR90A + 2.1000%, 6.5218%, 3/1/28
(144A)
‡
1,724,000 1,707,734
Gracie Point International Funding LLC, SOFR90A + 3.5000%, 7.9218%, 3/1/28
(144A)
‡
500,000 495,673
Gracie Point International Funding LLC, SOFR90A + 7.1500%, 11.5718%, 3/1/28
(144A)
‡
600,000 599,402
Hotwire Funding LLC, 4.4590%, 11/20/51 (144A) 4,500,000 4,312,153
Hotwire Funding LLC, 9.1880%, 6/20/54 (144A) 1,500,000 1,580,048
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.1500%, 7.5004%,
5/20/32 (144A)
‡
1,931,747 1,940,739
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 5.2500%, 9.6004%,
5/20/32 (144A)
‡
724,405 739,197
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 2.6000%, 6.9504%,
10/20/32 (144A)
‡
2,227,844 2,235,073
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 4.0000%, 8.3504%,
10/20/32 (144A)
‡
1,417,003 1,425,231
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 2.2500%, 6.6004%,
3/21/33 (144A)
‡
3,229,150 3,229,129

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 3.5000%, 7.8504%,
3/21/33 (144A)
‡
$ 1,395,609 $ 1,395,596
Jersey Mike's Funding LLC, 4.4330%, 2/15/50 (144A) 1,980,000 1,955,811
JPMorgan Chase Bank NA, 8.4820%, 12/26/28 (144A) 1,478,664 1,485,380
LAD Auto Receivables Trust, 6.1500%, 6/16/31 (144A) 500,000 509,106
Lendbuzz Securitization Trust, 6.5200%, 7/16/29 (144A) 2,650,000 2,724,686
Lendbuzz Securitization Trust, 6.5800%, 9/15/29 (144A) 500,000 510,773
Lendbuzz Securitization Trust, 7.5800%, 9/15/30 (144A) 2,500,000 2,589,555
Lendbuzz Securitization Trust, 7.4500%, 5/15/31 (144A) 4,500,000 4,693,854
Libra Solutions LLC, 5.8800%, 9/30/38 (144A) 2,000,000 2,006,043
Luxury Lease Partners Auto Lease Trust, 7.2920%, 7/15/30 (144A) 480,996 483,179
Luxury Lease Partners Auto Lease Trust, 10.4910%, 7/15/30 (144A) 300,000 301,759
Marlette Funding Trust, 8.1500%, 4/15/33 (144A) 700,000 708,682
Marlette Funding Trust, 7.9200%, 6/15/33 (144A) 900,000 906,062
Marlette Funding Trust, 8.1500%, 12/15/33 (144A) 500,000 521,552
Mission Lane Credit Card Master Trust, 7.6900%, 11/15/28 (144A) 1,278,000 1,280,765
Mission Lane Credit Card Master Trust, 9.6700%, 11/15/28 (144A) 2,000,000 2,008,208
MVW LLC, 5.7500%, 9/22/42 (144A) 1,544,000 1,559,487
NetCredit Combined Receivables LLC, 7.4300%, 10/21/30 (144A) 691,264 694,936
New Economy Assets-Phase 1 Sponsor LLC, 1.9100%, 10/20/61 (144A) 615,000 574,079
NRM FNT1 Excess LLC, 7.3980%, 11/25/31 (144A)
Ç
5,018,103 5,050,800
Oak Street Investment Grade Net Lease Fund, 2.2100%, 11/20/50 (144A) 451,659 407,300
OnDeck Asset Securitization IV LLC, 5.5200%, 4/19/32 (144A) 4,500,000 4,503,923
OnDeck Asset Securitization IV LLC, 6.6400%, 4/19/32 (144A) 1,500,000 1,501,868
OnDeck Asset Securitization Trust IV LLC, 7.1500%, 6/17/31 (144A) 1,000,000 1,031,514
OnDeck Asset Securitization Trust IV LLC, 8.9900%, 6/17/31 (144A) 1,000,000 1,023,617
Pawneee Equipment Receivables LLC, 7.2300%, 7/17/28 (144A) 250,000 246,809
Pear LLC, 6.9500%, 2/15/36 (144A) 328,235 331,672
Post Road Equipment Finance LLC, 6.7700%, 10/15/30 (144A) 400,000 410,790
Post Road Equipment Finance LLC, 8.5000%, 12/15/31 (144A) 450,000 467,193
Post Road Equipment Finance LLC, 7.0800%, 5/17/32 (144A) 2,000,000 2,030,089
Prosper Marketplace Issuance Trust, 7.4800%, 7/16/29 (144A) 390,243 391,046
Prosper Marketplace Issuance Trust, 6.9600%, 8/15/29 (144A) 750,000 757,810
PRPM LLC, 5.4870%, 11/25/26 (144A)
Ç
1,007,056 1,016,535
RAM LLC, 6.6690%, 2/15/39 (144A) 1,320,472 1,327,000
RAM LLC, 7.7850%, 2/15/39 (144A) 440,089 441,824
RCKT Mortgage Trust, 6.3250%, 2/25/44 (144A)
‡
807,749 813,854
RCKT Mortgage Trust, 5.5460%, 9/25/44 (144A)
Ç
1,421,366 1,423,735
RCKT Mortgage Trust, 5.6030%, 2/25/55 (144A)
Ç
3,289,764 3,275,910
RCKT Mortgage Trust, 5.8110%, 5/25/55 (144A)
Ç
5,559,543 5,611,704
Reach ABS Trust, 6.9000%, 2/18/31 (144A) 2,295,000 2,350,904
Reach ABS Trust, 5.8800%, 7/15/31 (144A) 259,458 260,407
Reach ABS Trust, 8.8300%, 7/15/31 (144A) 1,000,000 1,027,342
Reach ABS Trust, 5.9900%, 8/16/32 (144A) 2,000,000 1,997,776
ReadyCap Lending Small Business Loan Trust, US Prime Rate + 0.0700%,
7.5700%, 4/25/48 (144A)
‡
273,860 276,912
Saluda Grade Alternative Mortgage Trust, 7.0670%, 8/25/53 (144A)
‡
3,638,406 3,755,825
Saluda Grade Alternative Mortgage Trust, 6.7180%, 11/25/53 (144A)
‡
4,580,208 4,709,249
Saluda Grade Alternative Mortgage Trust, 6.6030%, 4/25/54 (144A)
Ç
2,004,303 2,056,264
Santander Bank Auto Credit-Linked Notes, 5.2810%, 5/15/32 (144A) 16,969 16,964
Santander Bank Auto Credit-Linked Notes, 7.7620%, 6/15/32 (144A) 4,203,533 4,216,984
Santander Bank Auto Credit-Linked Notes, 10.1710%, 6/15/32 (144A) 3,688,119 3,766,972
Santander Bank Auto Credit-Linked Notes, 6.7990%, 1/18/33 (144A) 250,000 247,902
Santander Bank Auto Credit-Linked Notes, 8.8810%, 1/18/33 (144A) 900,000 902,349

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
6 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Santander Bank Auto Credit-Linked Notes, 12.2310%, 1/18/33 (144A) $ 900,000 $ 902,827
Santander Bank Auto Credit-Linked Notes, 10.0680%, 6/15/33 (144A) 84,121 84,851
Santander Bank Auto Credit-Linked Notes, 6.6630%, 12/15/33 (144A) 361,732 365,278
Santander Bank Auto Credit-Linked Notes, 8.4080%, 12/15/33 (144A) 1,808,658 1,822,445
Santander Consumer Auto Receivables Trust, 2.9700%, 6/15/28 (144A) 203,222 201,483
SBNA Auto Receivables Trust, 8.0000%, 4/15/32 (144A) 1,000,000 1,007,581
Sierra Timeshare Receivables Funding LLC, 7.4800%, 6/20/41 (144A) 628,198 631,571
Sierra Timeshare Receivables Funding LLC, 6.9300%, 8/20/41 (144A) 736,135 719,188
SoFi Consumer Loan Program Trust, 5.7200%, 2/27/34 (144A) 3,000,000 2,993,691
Sotheby's Artfi Master Trust, 6.8300%, 12/22/31 (144A) 4,250,000 4,256,428
Theorem Funding Trust, 8.9500%, 4/15/29 (144A) 900,000 916,299
Towd Point Mortgage Trust, 6.0490%, 1/25/64 (144A)
‡
734,979 737,518
Towd Point Mortgage Trust, 6.3500%, 2/25/64 (144A)
‡
910,953 917,866
Tricolor Auto Securitization Trust, 6.9900%, 1/18/28 (144A) 500,000 504,800
Tricolor Auto Securitization Trust, 8.6100%, 4/17/28 (144A) 1,500,000 1,539,377
Tricolor Auto Securitization Trust, 5.7200%, 10/15/29 (144A) 11,502,000 11,500,401
Tricolor Auto Securitization Trust, 6.8400%, 4/15/31 (144A) 3,240,000 3,233,763
TSC SPV Funding LLC, 6.2910%, 8/20/54 (144A) 1,496,250 1,480,106
United Auto Credit Securitization Trust, 7.0600%, 10/10/29 (144A) 1,500,000 1,516,054
United Auto Credit Securitization Trust, 8.3000%, 11/12/29 (144A) 1,000,000 1,017,634
Upstart Securitization Trust, 4.0600%, 3/20/31 (144A) 68,737 68,536
Upstart Securitization Trust, 8.2500%, 10/20/33 (144A) 500,000 518,325
US Auto Funding Trust, 3.9800%, 4/15/25 (144A) 28,518 28,304
US Bank NA, 6.7890%, 8/25/32 (144A) 3,137,624 3,175,171
US Bank NA, 9.7850%, 8/25/32 (144A) 103,211 105,415
VB-S1 Issuer LLC-VBTEL, 6.6440%, 5/15/54 (144A) 1,500,000 1,530,700
VB-S1 Issuer LLC-VBTEL, 8.8710%, 5/15/54 (144A) 1,150,000 1,200,591
Vertical Bridge Holdings LLC, 3.2290%, 9/15/50 (144A) 1,750,000 1,730,695
Westgate Resorts LLC, 3.8380%, 8/20/36 (144A) 107,972 106,083
Westgate Resorts LLC, 10.1400%, 12/20/37 (144A) 151,609 154,770
Westgate Resorts LLC, 7.0600%, 1/20/38 (144A) 786,995 799,014
Westgate Resorts LLC, 9.2600%, 1/20/38 (144A) 786,995 798,392
Wingspire Equipment Finance LLC, 6.3100%, 9/20/32 (144A) 2,500,000 2,477,492
Total Asset-Backed Securities (cost $243,854,276) 246,249,203
Collateralized Loan Obligations - 0.7%
Sandstone Peak III Ltd. 2024-1A C, CME Term SOFR 3 Month + 2.6500%,
6.9318%, 4/25/37 (144A)
‡
2,500,000 2,506,437
Zais CLO 11 Ltd. 2018-11A BR, CME Term SOFR 3 Month + 1.7900%, 6.0595%,
1/20/32 (144A)
‡
2,500,000 2,504,990
Total Collateralized Loan Obligations (cost $5,000,000) 5,011,427
Convertible Bond - 0.2%
Consumer Staples - 0.2%
Herbalife Ltd., 4.2500%, 6/15/28 (cost $1,395,842) 1,702,000 1,394,619
Corporate Bonds - 1.2%
Communications - 0.1%
AMC Networks, Inc., 10.2500%, 1/15/29 (144A)# 755,000 775,706
Consumer, Non-cyclical - 0.2%
Garda World Security Corp., 6.0000%, 6/1/29 (144A)# 1,333,000 1,246,839
Surgery Center Holdings, Inc., 7.2500%, 4/15/32 (144A)# 310,000 309,296
1,556,135
Financial - 0.9%
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30 (144A) 4,854,000 4,865,143

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) $ 1,417,000 $ 1,414,689
6,279,832
Total Corporate Bonds (cost 8,637,816) 8,611,673
Mortgage-Backed Securities - 103.4%
ABL , 7.4570% , 9/25/29 (144A)
Ç
5,160,000 5,160,820
BAMLL Re-REMIC Trust
1.4238%, 11/27/48 (144A)
‡
400,119 377,989
1.5173%, 11/27/48 (144A)
‡
400,000 380,712
0.0099%, 2/27/51 (144A)
‡
1,784,783 1,276,027
0.0000%, 11/27/51 (144A)
§
1,892,604 1,373,863
0.9605%, 9/27/52 (144A)
‡
2,405,067 2,004,573
BMP , CME Term SOFR 1 Month + 2.3905% , 6.7124% , 6/15/41 (144A)
‡
3,750,000 3,692,917
BPR Trust , 5.8500% , 11/5/41 (144A)
‡
2,610,000 2,494,307
Brean Asset-Backed Securities Trust
4.5000%, 5/25/64 (144A) 2,560,000 2,362,984
5.0000%, 9/25/64 (144A) 1,727,763 1,700,859
BX , CME Term SOFR 1 Month + 2.3645% , 6.6865% , 1/15/34 (144A)
‡
1,283,520 1,271,748
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.4380%, 7.7599%, 11/15/28 (144A)
‡
500,000 499,286
CME Term SOFR 1 Month + 2.6897%, 7.0116%, 3/15/34 (144A)
‡
2,000,000 1,977,155
CME Term SOFR 1 Month + 2.1145%, 6.4363%, 9/15/36 (144A)
‡
5,333,000 5,240,532
CME Term SOFR 1 Month + 1.4668%, 5.7888%, 5/15/38 (144A)
‡
175,000 173,246
CME Term SOFR 1 Month + 2.0668%, 6.3888%, 5/15/38 (144A)
‡
2,067,100 2,045,579
CME Term SOFR 1 Month + 1.5145%, 5.8365%, 6/15/38 (144A)
‡
4,164,505 4,126,497
CME Term SOFR 1 Month + 1.9409%, 6.2628%, 2/15/39 (144A)
‡
309,909 307,993
CME Term SOFR 1 Month + 2.6898%, 7.0117%, 2/15/39 (144A)
‡
4,737,182 4,712,006
CME Term SOFR 1 Month + 1.8920%, 6.2138%, 12/15/39 (144A)
‡
2,529,952 2,503,657
CME Term SOFR 1 Month + 2.6898%, 7.0117%, 3/15/41 (144A)
‡
1,815,877 1,791,345
7.9698%, 8/13/41 (144A)
‡
4,702,000 4,682,840
CME Term SOFR 1 Month + 2.2412%, 6.5632%, 10/15/41 (144A)
‡
1,918,360 1,904,713
CME Term SOFR 1 Month + 2.7905%, 7.1125%, 10/15/41 (144A)
‡
959,180 947,561
CME Term SOFR 1 Month + 2.8796%, 7.2006%, 10/15/41 (144A)
‡
850,000 847,898
CME Term SOFR 1 Month + 3.9266%, 8.2475%, 10/15/41 (144A)
‡
850,000 841,509
BX Trust
CME Term SOFR 1 Month + 3.4640%, 7.7860%, 10/15/26 (144A)
‡
2,040,266 1,970,146
CME Term SOFR 1 Month + 2.4401%, 6.7619%, 7/15/29 (144A)
‡
1,000,000 982,418
CME Term SOFR 1 Month + 2.8894%, 7.2113%, 7/15/29 (144A)
‡
3,130,000 3,010,426
CME Term SOFR 1 Month + 2.9413%, 7.2632%, 3/15/30 (144A)
‡
2,782,000 2,740,417
CME Term SOFR 1 Month + 2.3590%, 6.6810%, 10/15/36 (144A)
‡
1,500,000 1,480,287
CME Term SOFR 1 Month + 2.7080%, 7.0300%, 10/15/36 (144A)
‡
3,088,000 3,036,771
CME Term SOFR 1 Month + 2.1110%, 6.4328%, 4/15/39 (144A)
‡
196,616 194,162
CME Term SOFR 1 Month + 2.9592%, 7.2810%, 4/15/39 (144A)
‡
558,389 551,421
CME Term SOFR 1 Month + 2.6400%, 6.9619%, 2/15/41 (144A)
‡
2,650,000 2,603,625
CME Term SOFR 1 Month + 1.9412%, 6.2630%, 4/15/41 (144A)
‡
1,267,924 1,255,284
CME Term SOFR 1 Month + 2.6901%, 7.0120%, 4/15/41 (144A)
‡
6,762,264 6,695,707
BXHPP Trust
CME Term SOFR 1 Month + 0.7645%, 5.0865%, 8/15/36 (144A)
‡
820,000 773,170
CME Term SOFR 1 Month + 1.0145%, 5.3365%, 8/15/36 (144A)
‡
250,000 229,248
CME Term SOFR 1 Month + 1.2145%, 5.5365%, 8/15/36 (144A)
‡
1,950,000 1,758,308
BXP Trust
3.5390%, 6/13/39 (144A)
‡
2,310,000 2,195,613
3.5390%, 6/13/39 (144A)
‡
3,080,000 2,872,496

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
8 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
CALI Mortgage Trust , 4.1580% , 3/10/39 (144A) $ 1,700,000 $ 1,504,654
CAMB Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.0470% ,
6.3690% , 12/15/37 (144A)
‡
2,663,782 2,647,415
CENT Trust , CME Term SOFR 1 Month + 3.1500% , 7.4719% , 9/15/38 (144A)
‡
750,000 748,119
Chase Mortgage Finance Corp. , SOFR30A + 1.5500% , 5.9037% , 2/25/50 (144A)
‡
309,191 296,396
Citigroup Commercial Mortgage Trust , CME Term SOFR 1 Month + 4.6145% ,
8.9365% , 10/15/38 (144A)
‡
2,400,000 2,354,593
COMM Mortgage Trust
3.1400%, 10/10/36 (144A) 2,120,000 1,875,875
CME Term SOFR 1 Month + 2.8890%, 7.2109%, 6/15/41 (144A)
‡
1,250,000 1,239,401
CME Term SOFR 1 Month + 3.2890%, 7.6109%, 6/15/41 (144A)
‡
1,250,000 1,242,662
CONE Trust , CME Term SOFR 1 Month + 1.6417% , 5.9636% , 8/15/41 (144A)
‡
2,000,000 1,991,172
Connecticut Avenue Securities Trust
SOFR30A + 1.5500%, 5.9037%, 10/25/41 (144A)
‡
690,775 690,147
SOFR30A + 3.1000%, 7.4537%, 10/25/41 (144A)
‡
3,372,000 3,425,741
SOFR30A + 1.6500%, 6.0037%, 12/25/41 (144A)
‡
6,219,572 6,233,700
SOFR30A + 2.7500%, 7.1037%, 12/25/41 (144A)
‡
2,250,000 2,275,757
SOFR30A + 3.9000%, 8.2537%, 7/25/43 (144A)
‡
375,000 391,630
SOFR30A + 3.5500%, 7.9037%, 10/25/43 (144A)
‡
1,730,000 1,786,790
SOFR30A + 1.8000%, 6.1537%, 1/25/44 (144A)
‡
520,000 520,212
SOFR30A + 1.8000%, 6.1537%, 2/25/44 (144A)
‡
331,138 330,524
SOFR30A + 1.9500%, 6.3027%, 3/25/44 (144A)
‡
788,000 787,901
SOFR30A + 1.0000%, 5.3537%, 7/25/44 (144A)
‡
1,463,425 1,461,822
SOFR30A + 1.7000%, 6.0537%, 7/25/44 (144A)
‡
3,000,000 2,986,978
SOFR30A + 1.6000%, 5.9537%, 9/25/44 (144A)
‡
577,442 576,625
SOFR30A + 1.5000%, 5.8527%, 1/25/45 (144A)
‡
1,054,000 1,046,312
SOFR30A + 1.6000%, 5.9537%, 3/25/45 (144A)
‡
2,750,000 2,757,597
SOFR30A + 2.2500%, 6.6037%, 3/25/45 (144A)
‡
767,000 770,049
COOPR Residential Mortgage Trust , 5.6540% , 5/25/60 (144A)
Ç
4,116,000 4,138,508
CSMC Trust , CME Term SOFR 1 Month + 2.1145% , 6.4365% , 11/15/38 (144A)
‡
2,000,000 1,963,029
DC Trust , 7.2861% , 4/13/40 (144A)
‡
1,500,000 1,510,423
DROP Mortgage Trust , CME Term SOFR 1 Month + 1.2645% , 5.5865% , 10/15/43
(144A)
‡
1,250,000 1,161,806
EFMT , 5.8770% , 1/25/60 (144A)
Ç
2,457,276 2,463,868
Extended Stay America Trust
CME Term SOFR 1 Month + 2.9645%, 7.2865%, 7/15/38 (144A)
‡
429,740 426,992
CME Term SOFR 1 Month + 3.8145%, 8.1365%, 7/15/38 (144A)
‡
2,965,209 2,928,144
FHLMC STACR REMIC Trust
SOFR30A + 1.6500%, 6.0037%, 1/25/34 (144A)
‡
73,973 74,169
SOFR30A + 2.1000%, 6.4537%, 9/25/41 (144A)
‡
4,100,848 4,095,722
SOFR30A + 3.3500%, 7.7037%, 9/25/41 (144A)
‡
2,000,000 2,034,375
SOFR30A + 6.2500%, 10.6037%, 9/25/41 (144A)
‡
1,170,000 1,207,520
SOFR30A + 1.8000%, 6.1537%, 11/25/41 (144A)
‡
5,274,435 5,289,987
SOFR30A + 3.6500%, 8.0037%, 11/25/41 (144A)
‡
1,000,000 1,025,938
SOFR30A + 2.3500%, 6.7037%, 12/25/41 (144A)
‡
1,600,000 1,605,957
SOFR30A + 7.0000%, 11.3537%, 12/25/41 (144A)
‡
2,150,000 2,295,054
SOFR30A + 7.1000%, 11.4537%, 1/25/42 (144A)
‡
2,350,000 2,490,260
SOFR30A + 3.7500%, 8.1037%, 2/25/42 (144A)
‡
1,794,071 1,859,269
SOFR30A + 1.9500%, 6.3037%, 2/25/44 (144A)
‡
382,632 384,243
SOFR30A + 2.0000%, 6.3537%, 3/25/44 (144A)
‡
3,000,000 2,998,320
SOFR30A + 1.4500%, 5.8037%, 10/25/44 (144A)
‡
3,122,429 3,108,109
SOFR30A + 1.1500%, 5.5037%, 2/25/45 (144A)
‡
5,789,591 5,770,000
SOFR30A + 1.6500%, 6.0037%, 2/25/45 (144A)
‡
16,814,815 16,678,028

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Finance of America Structured Securities Trust
3.5000%, 4/25/74 (144A) $ 2,903,214 $ 2,780,729
3.5000%, 2/25/75 (144A) 2,883,955 2,751,799
FNMA , SOFR30A + 3.3000% , 7.6537% , 11/25/41 (144A)
‡
1,141,001 1,160,969
FNMA Connecticut Avenue Securities , SOFR30A + 2.0000% , 6.3537% , 11/25/41
(144A)
‡
941,210 940,612
FNMA, REMIC
SOFR30A + 1.1000%, 5.4537%, 3/25/55
‡
13,285,002 13,202,403
SOFR30A + 1.2000%, 5.5537%, 3/25/55
‡
5,052,311 5,029,308
FNMA/FHLMC UMBS, 30 Year, Single Family
3.0000%, TBA, 30 Year Maturity
^
25,640,000 22,228,906
3.5000%, TBA, 30 Year Maturity
^
30,930,000 27,900,778
4.0000%, TBA, 30 Year Maturity
^
1,738,000 1,618,977
4.5000%, TBA, 30 Year Maturity
^
3,680,000 3,518,371
5.0000%, TBA, 30 Year Maturity
^
61,479,000 60,183,146
5.5000%, TBA, 30 Year Maturity
^
99,760,000 99,528,457
6.0000%, TBA, 30 Year Maturity
^
57,605,000 58,432,208
6.5000%, TBA, 30 Year Maturity
^
60,613,000 62,419,267
FREMF Mortgage Trust , 5.8224% , 11/25/28 (144A)
‡
4,000,000 3,707,116
FS Commercial Mortgage Trust , 9.3827% , 11/10/39 (144A)
‡
5,750,000 5,857,510
Galaxy Senior Participation Interest Trust 1 , 0.0000% , 7/31/26
¢,‡
3,192,040 3,209,105
GNMA , CME Term SOFR 1 Month + 0.2645% , 4.5831% , 8/20/35
‡
113,221 110,743
Great Wolf Trust
CME Term SOFR 1 Month + 2.3910%, 6.7129%, 3/15/39 (144A)
‡
700,000 695,158
CME Term SOFR 1 Month + 2.8900%, 7.2119%, 3/15/39 (144A)
‡
4,425,000 4,393,835
GWT , CME Term SOFR 1 Month + 3.6384% , 7.9603% , 5/15/41 (144A)
‡
2,000,000 1,960,007
Homeward Opportunities Fund Trust
7.1200%, 7/25/29 (144A)
Ç
3,070,000 3,082,344
8.5700%, 7/25/29 (144A)
Ç
3,391,000 3,399,252
5.4760%, 3/25/40 (144A)
Ç
5,650,000 5,645,803
Hudsons Bay Simon JV Trust
3.9141%, 8/5/34 (144A) 95,771 95,054
4.1545%, 8/5/34 (144A) 1,960,000 1,908,109
4.6662%, 8/5/34 (144A) 140,000 138,391
4.9056%, 8/5/34 (144A) 2,500,000 2,408,723
5.3310%, 8/5/34 (144A)
‡
410,000 403,393
5.6286%, 8/5/34 (144A)
‡
859,000 789,679
ILPT Commercial Mortgage Trust , CME Term SOFR 1 Month + 5.9400% ,
10.2619% , 10/15/39 (144A)
‡
500,000 493,619
J.P. Morgan Mortgage Trust , 6.0190% , 6/25/54 (144A)
Ç
5,067,638 5,103,994
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 6.6911%, 10/25/57 (144A)
‡
6,643,395 6,767,563
CME Term SOFR 1 Month + 2.6145%, 6.9411%, 10/25/57 (144A)
‡
4,799,067 4,888,064
CME Term SOFR 1 Month + 3.4645%, 7.7911%, 10/25/57 (144A)
‡
400,542 412,240
CME Term SOFR 1 Month + 4.4645%, 8.7911%, 10/25/57 (144A)
‡
783,074 821,241
JW Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.3901% ,
6.7119% , 6/15/39 (144A)
‡
1,500,000 1,477,500
KRE Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3000% ,
5.6219% , 3/15/42 (144A)
‡
5,902,000 5,834,309
LHOME Mortgage Trust
7.0170%, 1/25/29 (144A)
Ç
2,311,000 2,327,433
7.1280%, 3/25/29 (144A)
Ç
321,901 325,298
8.8970%, 3/25/29 (144A)
Ç
1,175,000 1,185,455
6.9000%, 5/25/29 (144A)
Ç
3,040,000 3,073,915

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
10 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
LHOME Mortgage Trust - (continued)
8.3730%, 5/25/29 (144A)
Ç
$ 1,400,000 $ 1,411,858
6.0920%, 7/25/39 (144A)
Ç
3,130,000 3,125,247
5.7510%, 9/25/39 (144A)
Ç
3,766,000 3,747,702
Life Mortgage Trust
CME Term SOFR 1 Month + 1.8645%, 6.1865%, 3/15/38 (144A)
‡
1,050,000 1,027,410
CME Term SOFR 1 Month + 2.4645%, 6.7865%, 3/15/38 (144A)
‡
1,484,000 1,439,914
CME Term SOFR 1 Month + 2.0931%, 6.4150%, 5/15/39 (144A)
‡
2,250,000 2,025,000
CME Term SOFR 1 Month + 2.5419%, 6.8638%, 5/15/39 (144A)
‡
2,215,000 1,952,120
Mello Warehouse Securitization Trust , CME Term SOFR 1 Month + 5.2500% ,
9.5766% , 10/25/57 (144A)
‡
542,000 533,061
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.7154%, 7.0374%, 4/15/38 (144A)
‡
2,660,000 2,636,227
CME Term SOFR 1 Month + 3.3154%, 7.6374%, 4/15/38 (144A)
‡
1,020,000 1,005,177
MKT Mortgage Trust , 3.0386% , 2/12/40 (144A)
‡
1,541,000 880,833
MTN Commercial Mortgage Trust
CME Term SOFR 1 Month + 1.8956%, 6.2256%, 3/15/39 (144A)
‡
2,500,000 2,493,330
CME Term SOFR 1 Month + 2.9428%, 7.2728%, 3/15/39 (144A)
‡
1,175,000 1,168,371
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
2,677,000 2,703,561
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32 (144A)
Ç
5,953,714 5,976,055
OPEN Trust , CME Term SOFR 1 Month + 3.8380% , 8.1599% , 11/15/40 (144A)
‡
2,080,000 2,075,846
PRET LLC , 0.0000% , 4/25/55 (144A)
Ç
5,430,000 5,429,999
PRET Trust
4.0000%, 8/25/64 (144A)
Ç
1,039,000 997,586
4.0000%, 7/25/69 (144A)
Ç
6,517,100 6,255,697
PRPM LLC
6.9590%, 2/25/29 (144A)
Ç
437,776 442,132
6.4690%, 5/25/30 (144A)
Ç
3,429,000 3,436,994
3.2500%, 4/26/55 (144A) 2,400,000 2,272,532
Rain City Mortgage Trust , 8.0210% , 11/25/29 (144A)
‡
560,000 562,586
RCKT Mortgage Trust
6.5150%, 6/25/43 (144A)
‡
375,987 378,044
6.0470%, 8/25/44 (144A)
Ç
2,649,340 2,674,775
5.1580%, 10/25/44 (144A)
Ç
3,141,601 3,131,570
5.4896%, 11/25/44 (144A)
Ç
3,355,839 3,364,945
5.6408%, 11/25/44 (144A)
Ç
1,867,467 1,874,185
5.6830%, 12/25/44 (144A)
Ç
3,817,549 3,820,370
5.6530%, 1/25/45 (144A)
Ç
7,645,596 7,692,596
Saluda Grade Alternative Mortgage Trust
7.0000%, 4/25/29 (144A)
Ç
6,343,044 6,280,819
7.5000%, 2/25/30 (144A)
Ç
3,721,485 3,723,226
7.7620%, 4/25/30 (144A)
Ç
1,640,000 1,652,850
7.4390%, 7/25/30 (144A)
Ç
2,818,750 2,831,071
8.6830%, 7/25/30 (144A)
Ç
1,450,000 1,454,747
SCG Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.9500% ,
7.2719% , 3/15/35 (144A)
‡
3,350,000 3,319,557
SMRT , CME Term SOFR 1 Month + 3.3500% , 7.6720% , 1/15/39 (144A)
‡
2,025,000 1,903,691
SREIT Trust , CME Term SOFR 1 Month + 2.7327% , 7.0547% , 11/15/36 (144A)
‡
2,334,000 2,313,147
STWD Trust
CME Term SOFR 1 Month + 1.4895%, 5.8115%, 7/15/36 (144A)
‡
1,200,000 1,192,500
CME Term SOFR 1 Month + 2.7870%, 7.1090%, 7/15/36 (144A)
‡
2,937,600 2,912,635

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
TYSN Mortgage Trust , 6.7991% , 12/10/33 (144A)
‡
$ 500,000 $ 523,215
Vontive Mortgage Trust , 6.5070% , 3/25/30 (144A)
Ç
2,283,000 2,301,037
WB Commercial Mortgage Trust
7.1334%, 3/15/40 (144A)
‡
2,500,000 2,516,918
8.2778%, 3/15/40 (144A)
‡
500,000 508,770
Wells Fargo Commercial Mortgage Trust
6.4338%, 7/15/35 (144A)
‡
2,500,000 2,492,951
6.3820%, 3/15/38 (144A)
‡
2,776,000 2,763,224
7.1375%, 3/15/38 (144A)
‡
1,735,000 1,742,727
CME Term SOFR 1 Month + 3.0892%, 7.4110%, 8/15/41 (144A)
‡
3,100,000 3,092,980
Worldwide Plaza Trust , 3.5263% , 11/10/36 (144A) 528,000 360,531
Total Mortgage-Backed Securities (cost $743,758,712) 745,133,010
Common Stocks - 0.2%
Chemicals - 0.1%
Celanese Corp. - Class A 7,169 319,092
Hotels, Restaurants & Leisure - 0.0%
Churchill Downs, Inc. 2,695 243,655
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd. (ADR)* 43,173 669,613
Total Common Stocks (cost 1,603,229) 1,232,360
Investment Companies - 3.7%
Money Market Funds - 3.7%
Janus Henderson Cash Liquidity Fund LLC, 4.3351%
£,∞
(cost $26,514,053) 26,508,751 26,514,053
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 4.2679%
£,∞
1,248,264 1,248,264
Time Deposits - 0.0%
Royal Bank of Canada, 4.3100%, 5/1/25 312,066 312,066
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $1,560,330) 1,560,330
Total Investments (total cost $ 1,032,324,258 ) - 143.8% 1,035,706,675
Liabilities, net of Cash, Receivables and Other Assets - (43.8%) (315,423,865)
Net Assets - 100.0% $720,282,810
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,031,796,845 99.6%
Cayman Islands 1,993,378 0.2
Canada 1,246,839 0.1
Israel 669,613 0.1
Total $1,035,706,675 100.0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (5.1)%
Mortgage-Backed Securities - (5.1)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 2.5000%, TBA, 30 Year Maturity
^
$ (44,565,000) $ (37,037,838)
Total Securities Sold Short (proceeds $36,865,352) $ (37,037,838)

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
12 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (37,037,838) 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/25
............. Shares
Held at
4/30/25
Dividend
Income
Investment Company - 3.7%
Exchange Traded Fund - N/A
Janus Henderson AAA
CLO ETF $ – $ 31,420,372 $ (31,048,439) $ (371,933) $ – $ – – $ 282,505
Janus Henderson B-BBB
CLO ETF – 30,743,965 (29,824,741) (919,224) – – – 723,364
Money Market Funds - 3.7%
Janus Henderson Cash
Liquidity Fund LLC,
4.3351%
∞
13,588,210 346,947,717 (334,021,874) – – 26,514,053 26,508,751 549,565
Investments Purchased
with Cash Collateral from
Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash
Collateral Fund LLC,
4.2679%
∞
– 3,485,835 (2,237,571) – – 1,248,264 1,248,264 2,829
Δ
Total Affiliated Investments
- 3.9% $13,588,210 $412,597,889 $(397,132,625) $(1,291,157) $– $27,762,317 $1,558,263
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
3 Month SOFR 125 3/17/26 $ 30,217,188 $ 209,144
3 Month SOFR 125 9/15/26 30,320,313 301,331
3 Month SOFR 125 12/15/26 30,331,250 312,269
3 months SOFR 125 6/16/26 30,284,375 266,956
U.S. Treasury 2 Year Notes 600 6/30/25 124,889,063 946,369
U.S. Treasury 5 Year Notes 504 6/30/25 55,034,438 302,395
Total - Futures Long 2,338,464
Futures Short:
U.S. Treasury 10 Year Notes 141 6/18/25 (15,822,844) (238,030)
U.S. Treasury 10 Year Ultra Bond 310 6/18/25 (35,567,656) (588,950)
Total - Futures Short (826,980)
Total $1,511,484

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2025.
Schedule of OTC Total Return Swaps
Counterparty/Return Paid by the Fund Return Received by Fund
Payment
Frequency
Termination
Date
Notional
Amount
Swap Contracts,
at Value and
Unrealized
Appreciation/
(Depreciation)
JPMorgan Chase Bank NA:1 day SOFR + 0.4% Janus Henderson AAA CLO ETF Quarterly 07/25/2025 USD 120,948 $ 5,686
JPMorgan Chase Bank NA:1 day SOFR + 0.4% Janus Henderson AAA CLO ETF Quarterly 07/25/2025 USD 181,335 8,525
JPMorgan Chase Bank NA:1 day SOFR + 0.25% Janus Henderson AAA CLO ETF Quarterly 07/25/2025 USD 154,000 7,402
$21,613
Schedule of Exchange-Traded Written Call Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
100 oz Gold 82 3,775.00 USD 05/27/2025 $ 8,200 $ (30,242) $ 4,822 $ (25,420)
Light Sweet Crude Oil 130 69.50 USD 05/15/2025 130,000 (22,100) 9,100 (13,000)
S&P 500 Emini Index 24 6,450.00 USD 06/20/2025 1,200 (1,475) (145) (1,620)
U.S. Treasury 10 Year Notes 236 115.25 USD 05/23/2025 23,600,000 (29,158) (342) (29,500)
$(82,975) $13,435 $(69,540)
Schedule of Exchange-Traded Written Put Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
100 oz Gold 82 2,755.00 USD 05/27/2025 $ 8,200 $ (5,642) $ (1,738) $ (7,380)
Light Sweet Crude Oil 130 55.50 USD 05/15/2025 130,000 (96,200) (115,700) (211,900)
S&P 500 Emini Index 24 4,575.00 USD 06/20/2025 1,200 (19,775) 575 (19,200)
U.S. Treasury 10 Year Notes 236 108.25 USD 05/23/2025 23,600,000 (3,345) (4,030) (7,375)
$(124,962) $(120,893) $(245,855)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2025
Interest Rate
Contracts
Equity
Contracts
Commodity
Contracts Total
Asset Derivatives:
Swaps - OTC $ — $ 21,613 $ – $ 21,613
*
Futures contracts 2,338,464 – – 2,338,464
Total Asset Derivatives $ 2,338,464 $ 21,613 $ – $ 2,360,077
Liability Derivatives: –
*
Futures contracts 826,980 – – 826,980
Written options, at value 36,875 (20,820) (257,700) 315,395
Total Liability Derivatives $ 863,855 $ (20,820) $ (257,700) $ 1,142,375
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
14 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2025.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Equity
Contracts Total
Futures contracts $ — $ (2,158,098) $ — $ (2,158,098)
Swap contracts (123,539) — (192,826) (316,365)
Total $ (123,539) $ (2,158,098) $ (192,826) $ (2,474,463)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Equity
Contracts
Commodity
Contracts Total
Futures contracts $ — $ 3,377,602 $ – $ – $ 3,377,602
Swap contracts (18,584) — 21,613 – 3,029
Written options contracts — (4,372) 430 (103,516) (107,458)
Total $ (18,584) $ 3,373,230 $ 22,043 $ (103,516) $ 3,273,173
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2025
Futures contracts:
Average notional amount of contracts - long $231,322,325
Average notional amount of contracts - short 34,230,453
Total return swaps:
Average notional amount 76,047
Options:
Average value of option contracts written 52,566
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 21,613 $ — $ — $ 21,613
Total $ 21,613 $ — $ — $ 21,613
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Counterparty
Gross Amounts of
Recognized Assets
Offsetting Asset
or Liability
(a)
Collateral Pledged
(b)
Net Amount
JPMorgan Chase Bank NA $ 1,527,031 $ — $ (1,527,031) $ —
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
16 April 30, 2025
ADR American Depositary Receipt
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
LLC Limited Liability Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended April 30, 2025 is
$3,209,105, which represents 0.4% of net assets.
# Loaned security; a portion of the security is on loan at April 30, 2025.
∞ Rate shown is the 7-day yield as of April 30, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2025 is $644,967,386 which represents 89.5% of net assets.

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
Janus Detroit Street Trust 17
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 246,249,203 $ — $ 246,249,203
Collateralized Loan Obligations — 5,011,427 — 5,011,427
Convertible Bond — 1,394,619 — 1,394,619
Corporate Bonds — 8,611,673 — 8,611,673
Mortgage-Backed Securities — 741,923,905 3,209,105 745,133,010
Common Stocks 1,232,360 — — 1,232,360
Investment Companies — 26,514,053 — 26,514,053
Investments Purchased with Cash
Collateral from Securities Lending — 1,560,330 — 1,560,330
Total Investments in Securities $ 1,232,360 $ 1,031,265,210 $ 3,209,105 $ 1,035,706,675
Other Financial Instruments
(a)
:
Futures Contracts $ 2,338,464 $ — $ — $ 2,338,464
Total Return Swap — 21,613 — 21,613
Total Other Financial Instruments $ 2,338,464 $ 21,613 $ — $ 2,360,077
Total Assets $ 3,570,824 $ 1,031,286,823 $ 3,209,105 $ 1,038,066,752
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 37,037,838 $ — $ 37,037,838
Other Financial Instruments
(a)
:
Futures Contracts $ 826,980 $ — $ — $ 826,980
Options Written, at Value 315,395 — — 315,395
Total Liabilities $ 1,142,375 $ 37,037,838 $ — $ 38,180,213
(a) Other financial instruments include futures and written options and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Written options are reported at their market value at measurement date.

Janus Henderson Securitized Income ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2025
18 April 30, 2025
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $1,004,561,941)
(1)
$ 1,007,944,358
Affiliated investments, at value (cost $27,762,317) 27,762,317
Cash 191,735
Due from broker for centrally cleared swaps 164
Due from broker for futures 2,470,000
Receivable for variation margin on futures contracts 190,493
Receivables:
TBA investments sold 36,865,352
Fund units sold 28,748,480
Dividends 156
Interest 2,202,816
Affiliated securities lending income, net 36
OTC swap contracts, at value 21,613
Collateral for To be Announced Transactions 40,000
Due from adviser 2,992
Total Assets 1,106,440,512
Liabilities:
TBA sales commitments, at value (proceeds $36,865,352) 37,037,838
Collateral on securities loaned (Note 3) 1,560,330
Options written, at value (premiums received $207,937) 315,395
Payables:
Investments purchased 13,038,720
TBA investments purchased 333,923,676
Management fees 281,743
Total Liabilities 386,157,702
Commitments and contingent liabilities
Net Assets $ 720,282,810
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 714,014,076
Total distributable earnings (loss) 6,268,734
Total Net Assets $ 720,282,810
Net Assets $ 720,282,810
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 13,800,000
Net Asset Value Per Share $ 52 .19
(1) Includes $1,527,031 of securities on loan. See Note 3 in Notes to Financial Statements.

Janus Henderson Securitized Income ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2025
Janus Detroit Street Trust 19
See Notes to Financial Statements.
Investment Income:
Interest $ 17,532,955
Dividends from affiliates 1,555,434
Affiliated securities lending income, net     2,829
Unaffiliated securities lending income, net 724
Foreign tax withheld (218)
Total Investment Income 19,091,724
Expenses:
Management Fees 1,386,028
Total Expenses 1,386,028
Less: Excess Expense Reimbursement and Waivers (47,666)
Net Expenses 1,338,362
Net Investment Income/(Loss) 17,753,362
Net Realized Gain/(Loss) on Investments:
Investments $ 24,768
Investments in affiliates (1,291,157)
TBA sales commitments 261,551
Futures contracts (2,158,098)
Swap contracts (316,365)
Total Net Realized Gain/(Loss) on Investments $ (3,479,301)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 2,456,803
TBA sales commitments (172,612)
Futures contracts 3,377,602
Swap contracts 3,029
Written options contracts (107,458)
Total Change in Unrealized Net Appreciation/Depreciation $ 5,557,364
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 19,831,425

Janus Henderson Securitized Income ETF
Statement of Changes in Net Assets
20 April 30, 2025
See Notes to Financial Statements.
Period Ended
April 30, 2025
(unaudited)
Period Ended
October 31, 2024
(1)
Operations:
Net investment income/(loss) $ 17,753,362 $ 13,871,631
Net realized gain/(loss) on investments (3,479,301) 2,739,414
Change in unrealized net appreciation/depreciation 5,557,364 (921,794)
Net Increase/(Decrease) in Net Assets Resulting from Operations 19,831,425 15,689,251
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (17,655,871) (11,596,071)
Net Decrease from Dividends and Distributions to Shareholders (17,655,871) (11,596,071)
Capital Share Transactions 333,316,369 380,697,707
Net Increase/(Decrease) in Net Assets 335,491,923 384,790,887
Net Assets: — —
Beginning of Period   384,790,887 —
End of Period $ 720,282,810 $ 384,790,887
(1) Period from November 8, 2023 (commencement of operations) through October 31, 2024.

Janus Henderson Securitized Income ETF
Financial Highlights
Janus Detroit Street Trust 21
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2025 (unaudited) and each year or period ended October 31 2025 2024
(1)
Net Asset Value, Beginning of Period $52.00 $50.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
1.60 3.37
Net realized and unrealized gain/(loss) 0.32 1.36
Total from Investment Operations 1.92 4.73
Less Dividends and Distributions: — —
Dividends (from net investment income) (1.62) (2.73)
Distributions (from capital gains) (0.11) —
Total Dividends and Distributions (1.73) (2.73)
Net Asset Value, End of Period $52.19 $52.00
Total Return
*
3.76% 9.65%
Net assets, End of Period (in thousands) $720,283 $384,791
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.49% 0.49%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.47% 0.48%
Ratio of Net Investment Income/(Loss) 6.24% 6.63%
Portfolio Turnover Rate
(3)(4)
40% 94%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from November 8, 2023 (commencement of operations) through October 31, 2024.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2025
1. Organization and Significant Accounting Policies
Janus Henderson Securitized Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fourteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks current income with a focus on preservation of capital. The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the
Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period:
Financial assets of $3,209,105 were transferred out of Level 2 into Level 3 since the current market for the securities'
previously quoted prices are now considered inactive.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2025
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30, 2025 is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the
Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2025
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner)
“exercises” the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the
Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial
Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as
“Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of securities, or foreign currencies. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The  risk in writing put

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the period, the Fund wrote call options on commodity futures for the purpose of decreasing exposure to commodity risk and/or generating income.
During the period, the Fund wrote put options on commodity futures for the purpose of increasing exposure to commodity risk and/or generating income.
During the period, the Fund wrote call options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.
During the period, the Fund wrote put options on bond futures in order to increase interest rate risk where increasing this exposure via other markets such as the cash bond market was less attractive.
During the period, the Fund wrote call options on various equity index futures for the purpose of decreasing exposure to broad equity risk and/or generating carry.
During the period, the Fund wrote put options on various equity index futures for the purpose of increasing exposure to broad equity risk and/or generating carry.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2025
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
There were no credit default swaps held as of April 30, 2025.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the period, the Fund entered into total return swaps on to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. In stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Nondiversification Risk
The Fund is classified as non-diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2025
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss.
To mitigate the counterparty credit risk and in accordance with FINRA 4210 regulatory requirements on TBA commitments and other types of forward-settling transactions, the Fund enters into a Master Securities Forward
Transaction Agreement (“MSFTA”) bilaterally with each counterparty with which it undertakes transactions. An MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of an MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by the defaulting party.
This right to close out and net payments across all transactions traded under an MSFTA may result in a reduction of the
Fund’s credit risk to such counterparty equal to any amounts payable by the Fund under the applicable transactions, if any.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 31
For mortgage-backed and asset-backed securities traded under an MSFTA, the collateral and margining requirements are contract specific. Amounts across all transactions traded under an MSFTA are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the Fund’s collateral or margin obligations under an MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash.
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event,

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
32 April 30, 2025
the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the
“Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2025" table located in the
Fund’s Schedule of Investments.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations. As of April 30,
2025, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 33
maturity are $1,527,031 for equity securities. Gross amounts of recognized liabilities for securities lending (collateral received) as of April 30, 2025 is $1,560,330, resulting in the net amount due to the counterparty of $33,299.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was 0.49% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2025. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended April 30, 2025, the Adviser waived $47,666 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson AAA CLO
ETF and Janus Henderson B-BBB CLO ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an
Daily Net Assets Fee Rate
$0-$1 billion 0.49%
Next $2 billion 0.46%
Over $3 billion 0.43%

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
34 April 30, 2025
ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2025 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended  April 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$1,032,324,258 $6,311,721 $(2,929,304) $3,382,417
Period Ended April 30, 2025 Period Ended October 31, 2024
(1)
Shares Amount Shares Amount
Shares sold 7,600,000 $ 395,591,445 7,400,000 $ 380,697,707
Shares repurchased (1,200,000) (62,275,076) — —
Net Increase/(Decrease) 6,400,000 $ 333,316,369 7,400,000 $ 380,697,707
(1) Period from November 8, 2023 (commencement of operations) through October 31, 2024.

Janus Henderson Securitized Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 35
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$511,291,277 $222,089,053 $— $—

Janus Henderson Securitized Income ETF
Additional Information
(unaudited)
36 April 30, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 16-17, 2025 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson Corporate Bond ETF (“JLQD”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”), Janus
Henderson Securitized Income ETF (“JSI”), Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson
Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson
U.S. Real Estate ETF (“JRE”), and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”) (each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the
Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the
Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 10, 2025 via videoconference to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates

Janus Henderson Securitized Income ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 37
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources, and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2024. The reporting is described in detail below:

Janus Henderson Securitized Income ETF
Additional Information
(unaudited)
38 April 30, 2025
The total expense ratio and the contractual management fee for JAAA were each reported in the 3rd quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JLQD were each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JMBS were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSI were each reported in the 4th quintile.
The total expense ratio and the contractual management fee for VNLA were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JSMD were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JRE were reported in the 4th and 3rd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX were each reported in the 2nd quintile.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.20%, 0.22% and 0.23%, respectively, until at least February
28, 2026. The Board also considered that the Adviser had voluntarily agreed to cap the expenses of JLQD to the extent that the Fund’s total expense ratio exceeded 0.20% until at least May 1, 2026. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated
ETFs in which a Fund invests (if any), for until at least February 28, 2026.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.

Janus Henderson Securitized Income ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 39
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2024 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st quintile of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, three- and four-year periods;
JBBB was reported to be in the 1stquintile of its performance universe for its one- and two-year periods, respectively;
JLQD was reported to be in the 2nd, 3rd, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively.
JMBS was reported to be in the 1st quintile of its performance universe for its one-, two-, three-, four-, and five-year periods;
JSI was reported to be in the 2nd, 1st, and 1st quintiles of its performance universe for its three month, one year, and since inception periods, respectively.
VNLA was reported to be in the 2nd, 2nd, 2nd, 2nd, and 1st quintiles of its performance universe for each of its one-
, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 1st, 1st, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 3rd, 2nd, 1st, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JRE was reported to be in the 2nd, 4th, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively; and
SSPX was reported to be in the 5th quintile of its performance universe for its one-, two-, and three- year periods.
With respect to JSML and JSMD, the Board noted that these Funds had operated as index-based during the periods described above and, as a result, had been passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e., “tracking error”) and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

125-24-93098 04-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2025
Janus Henderson Emerging Market Debt Hard
Currency ETF
Janus Detroit Street Trust

Janus Henderson Emerging Market Debt Hard Currency ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - 9.3%
Cayman Islands - 0.4%
Kingston Airport Revenue Finance Ltd., 6.7500%, 12/15/36 (144A) $ 743,000 $ 734,456
Georgia - 0.2%
Georgian Railway JSC, 4.0000%, 6/17/28 500,000 442,400
Malaysia - 0.2%
Petronas Capital Ltd., 5.8480%, 4/3/55 (144A) 450,000 447,393
Netherlands - 0.3%
DTEK Energy BV, 7.0000% (3.50% Cash, 4.00% PIK), 12/31/27
Ø
744,922 547,034
Nigeria - 0.8%
Africa Finance Corp., 5.5500%, 10/8/29 (144A) 1,579,000 1,559,690
Oman - 1.5%
EDO Sukuk Ltd., 5.6620%, 7/3/31 2,000,000 2,013,080
Mazoon Assets Co. SAOC, 5.2500%, 10/9/31 (144A) 1,117,000 1,101,641
3,114,721
South Africa - 1.4%
Eskom Holdings SOC Ltd., 8.4500%, 8/10/28 2,700,000 2,754,000
Turkey - 0.7%
TC Ziraat Bankasi A/S, 8.0000%, 1/16/29 1,450,000 1,475,375
United Arab Emirates - 2.4%
Abu Dhabi Crude Oil Pipeline LLC, 4.6000%, 11/2/47 700,000 619,791
Abu Dhabi Developmental Holding Co. PJSC, 5.5000%, 5/8/34 1,500,000 1,557,483
Abu Dhabi National Energy Co. PJSC, 4.3750%, 10/9/31 (144A) 100,000 98,390
Abu Dhabi National Energy Co. PJSC, 4.7500%, 3/9/37 (144A) 1,133,000 1,083,431
Adnoc Murban Rsc Ltd., 5.1250%, 9/11/54 (144A) 993,000 892,957
MDGH GMTN RSC Ltd., 2.5000%, 5/21/26 300,000 293,695
Oztel Holdings SPC Ltd., 6.6250%, 4/24/28 300,000 309,285
4,855,032
United Kingdom - 0.3%
NAK Naftogaz Ukraine, 7.1250%, 7/19/26
Ø
EUR 544,133 537,749
Uzbekistan - 1.1%
Ipoteka -Bank ATIB, 5.5000%, 11/19/25 $ 500,000 495,000
Jscb Agrobank , 9.2500%, 10/2/29 200,000 206,510
Jscb Agrobank , 9.2500%, 10/2/29 (144A) 694,000 716,592
Uzbek Industrial and Construction Bank ATB, 8.9500%, 7/24/29 800,000 818,400
2,236,502
Total Corporate Bonds (cost 18,811,488) 18,704,352
Foreign Government Bonds - 84.8%
Albania - 0.2%
Republic of Albania, 4.7500%, 2/14/35 (144A) EUR 406,000 439,847
Angola - 0.7%
Republic of Angola, 8.0000%, 11/26/29 $ 800,000 637,568
Republic of Angola, 8.7500%, 4/14/32 700,000 549,080
Republic of Angola, 9.1250%, 11/26/49 450,000 306,801
1,493,449
Argentina - 4.0%
Argentine Republic, 0.7500%, 7/9/30
Ç
2,596,000 1,985,940
Argentine Republic, 4.1250%, 7/9/35
Ç
2,850,000 1,900,619
Argentine Republic, 5.0000%, 1/9/38
Ç
1,450,000 1,009,543
Argentine Republic, 3.5000%, 7/9/41
Ç
1,000,000 603,515
Provincia de Buenos Aires, 6.6250%, 9/1/37
Ç
1,336,078 895,172
YPF SA, 9.5000%, 1/17/31 820,000 845,932
YPF SA, 8.7500%, 9/11/31 (144A) 800,000 808,581
8,049,302

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2025
4 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Azerbaijan - 1.1%
Republic of Azerbaijan, 3.5000%, 9/1/32 $ 600,000 $ 523,800
Southern Gas Corridor CJSC, 6.8750%, 3/24/26 1,500,000 1,515,000
State Oil Co. of the Azerbaijan Republic, 6.9500%, 3/18/30 200,000 208,000
2,246,800
Bahamas - 1.1%
Commonwealth of the Bahamas, 6.0000%, 11/21/28 1,200,000 1,137,393
Commonwealth of the Bahamas, 8.9500%, 10/15/32 1,000,000 1,005,664
2,143,057
Bahrain - 0.6%
CBB International Sukuk Programme Co. SPC, 3.9500%, 9/16/27 1,250,000 1,195,462
Benin - 0.3%
Benin Government Bond, 7.9600%, 2/13/38 200,000 179,922
Benin Government Bond, 8.3750%, 1/23/41 (144A) 514,000 469,796
649,718
Brazil - 1.7%
Federative Republic of Brazil, 6.0000%, 10/20/33 1,800,000 1,772,901
Federative Republic of Brazil, 6.1250%, 3/15/34 1,000,000 978,554
Federative Republic of Brazil, 4.7500%, 1/14/50 1,000,000 702,823
3,454,278
Bulgaria - 0.4%
Republic of Bulgaria, 5.0000%, 3/5/37 366,000 354,056
Republic of Bulgaria, 4.2500%, 9/5/44 EUR 465,000 523,303
877,359
Cameroon - 0.4%
Republic of Cameroon, 5.9500%, 7/7/32 EUR 1,000,000 829,759
Cayman Islands - 0.7%
Sharjah Sukuk Program Ltd., 3.2000%, 7/13/31 $ 1,500,000 1,325,028
Chile - 2.1%
Corp. Nacional del Cobre de Chile, 3.0000%, 9/30/29 1,000,000 918,436
Corp. Nacional del Cobre de Chile, 3.7000%, 1/30/50 950,000 642,808
Republic of Chile, 2.5500%, 7/27/33 1,000,000 836,050
Republic of Chile, 3.5000%, 1/25/50 1,700,000 1,185,750
Republic of Chile, 3.5000%, 4/15/53 1,000,000 681,650
4,264,694
Colombia - 3.6%
Colombia Government Bond, 7.3750%, 4/25/30 574,000 582,122
Colombia Government Bond, 8.5000%, 4/25/35 487,000 494,655
Ecopetrol SA, 8.3750%, 1/19/36 500,000 468,044
Republic of Colombia, 4.5000%, 3/15/29 500,000 469,296
Republic of Colombia, 3.1250%, 4/15/31 600,000 482,335
Republic of Colombia, 7.5000%, 2/2/34 1,050,000 1,022,136
Republic of Colombia, 7.7500%, 11/7/36 732,000 697,272
Republic of Colombia, 5.0000%, 6/15/45 2,000,000 1,299,556
Republic of Colombia, 5.2000%, 5/15/49 1,000,000 645,513
Republic of Colombia, 8.7500%, 11/14/53 700,000 669,054
Republic of Colombia, 8.3750%, 11/7/54 350,000 320,119
Republic of Colombia, 3.8750%, 2/15/61 300,000 152,923
7,303,025
Costa Rica - 1.6%
Republic of Costa Rica, 6.5500%, 4/3/34 400,000 408,800
Republic of Costa Rica, 7.1580%, 3/12/45 1,350,000 1,375,024
Republic of Costa Rica, 7.3000%, 11/13/54 1,350,000 1,373,548
3,157,372

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Dominican Republic - 4.4%
Dominican Republic Government Bond, 5.5000%, 2/22/29 $ 1,000,000 $ 984,750
Dominican Republic Government Bond, 4.5000%, 1/30/30 2,000,000 1,858,800
Dominican Republic Government Bond, 4.8750%, 9/23/32 3,500,000 3,138,625
Dominican Republic Government Bond, 6.0000%, 2/22/33 600,000 578,580
Dominican Republic Government Bond, 6.9500%, 3/15/37 (144A) 1,300,000 1,290,640
Dominican Republic Government Bond, 6.5000%, 2/15/48 650,000 597,415
Dominican Republic Government Bond, 7.1500%, 2/24/55 (144A) 450,000 440,145
8,888,955
Ecuador - 1.2%
Republic of Ecuador, 6.9000%, 7/31/30
Ç
1,255,244 937,166
Republic of Ecuador, 5.5000%, 7/31/35
Ç
1,547,015 927,140
Republic of Ecuador, 5.0000%, 7/31/40
Ç
1,200,000 625,656
2,489,962
Egypt - 2.0%
Arab Republic of Egypt, 7.0529%, 1/15/32 1,450,000 1,210,750
Arab Republic of Egypt, 7.6250%, 5/29/32 900,000 766,062
Arab Republic of Egypt, 7.9030%, 2/21/48 500,000 343,138
Arab Republic of Egypt, 8.7002%, 3/1/49 800,000 589,360
Arab Republic of Egypt, 8.1500%, 11/20/59 1,000,000 687,400
Arab Republic of Egypt, 7.5000%, 2/16/61 650,000 422,113
4,018,823
El Salvador - 0.6%
Republic of El Salvador, 8.2500%, 4/10/32 700,000 689,997
Republic of El Salvador, 7.6250%, 2/1/41 650,000 578,954
1,268,951
Georgia - 0.3%
Republic of Georgia, 2.7500%, 4/22/26 700,000 671,300
Ghana - 2.7%
Republic of Ghana, 0.0000%, 7/3/26 (144A)
¤
62,400 58,906
Republic of Ghana, 5.0000%, 7/3/29
Ç
5,200,000 4,438,460
Republic of Ghana, 5.0000%, 7/3/29 (144A)
Ç
629,200 537,054
Republic of Ghana, 0.0000%, 1/3/30 (144A)
¤
90,041 68,440
Republic of Ghana, 5.0000%, 7/3/35 (144A)
Ç
604,800 411,264
5,514,124
Guatemala - 0.5%
Republic of Guatemala, 5.3750%, 4/24/32 200,000 191,916
Republic of Guatemala, 6.6000%, 6/13/36 500,000 499,383
Republic of Guatemala, 4.6500%, 10/7/41 500,000 385,493
1,076,792
Hungary - 1.3%
Hungary Government Bond, 1.1250%, 4/28/26 EUR 1,000,000 1,122,561
Hungary Government Bond, 5.5000%, 6/16/34 $ 600,000 578,535
MFB Magyar Fejlesztesi Bank Zrt ., 6.5000%, 6/29/28 1,000,000 1,028,015
2,729,111
Indonesia - 0.9%
Pertamina Persero PT, 4.7000%, 7/30/49 1,000,000 801,249
Perusahaan Listrik Negara PT, 4.8750%, 7/17/49 200,000 159,981
Perusahaan Listrik Negara PT, 4.3750%, 2/5/50 500,000 370,887
Republic of Indonesia, 3.8500%, 10/15/30 250,000 239,222
Republic of Indonesia, 4.8500%, 1/11/33 200,000 197,593
1,768,932
Iraq - 0.8%
Republic of Iraq, 5.8000%, 1/15/28 1,642,500 1,591,786

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2025
6 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Ivory Coast - 1.2%
Republic of Cote d'Ivoire, 4.8750%, 1/30/32 EUR 296,000 $ 290,690
Republic of Cote d'Ivoire, 6.1250%, 6/15/33 $ 550,000 474,111
Republic of Cote d'Ivoire, 8.0750%, 4/1/36 (144A) 1,701,000 1,572,312
Republic of Cote d'Ivoire, 6.8750%, 10/17/40 EUR 200,000 184,949
2,522,062
Jamaica - 0.8%
Jamaica Government Bond, 8.0000%, 3/15/39 $ 1,400,000 1,585,738
Jordan - 0.8%
Hashemite Kingdom of Jordan, 5.7500%, 1/31/27 800,000 790,960
Hashemite Kingdom of Jordan, 5.8500%, 7/7/30 700,000 644,854
Hashemite Kingdom of Jordan, 7.3750%, 10/10/47 200,000 167,825
1,603,639
Kazakhstan - 0.8%
Development Bank of Kazakhstan JSC, 5.6250%, 4/7/30 (144A) 1,700,000 1,683,315
Macedonia, the Former Yugoslav Republic of - 1.6%
Republic of North Macedonia, 3.6750%, 6/3/26 EUR 1,400,000 1,581,545
Republic of North Macedonia, 6.9600%, 3/13/27 EUR 100,000 117,989
Republic of North Macedonia, 1.6250%, 3/10/28 EUR 1,450,000 1,512,304
3,211,838
Mexico - 4.9%
Petroleos Mexicanos , 6.5000%, 3/13/27 $ 1,700,000 1,661,005
Petroleos Mexicanos , 8.7500%, 6/2/29 500,000 491,729
Petroleos Mexicanos , 6.8400%, 1/23/30 150,000 133,610
Petroleos Mexicanos , 5.9500%, 1/28/31 2,500,000 2,068,410
Petroleos Mexicanos , 6.7000%, 2/16/32 1,850,000 1,585,748
Petroleos Mexicanos , 6.7500%, 9/21/47 1,275,000 856,322
United Mexican States, 6.0000%, 5/13/30 282,000 289,072
United Mexican States, 4.7500%, 4/27/32 750,000 701,976
United Mexican States, 4.8750%, 5/19/33 1,200,000 1,104,106
United Mexican States, 6.8750%, 5/13/37 265,000 267,566
United Mexican States, 4.4000%, 2/12/52 500,000 335,934
United Mexican States, 7.3750%, 5/13/55 350,000 346,458
United Mexican States, 3.7710%, 5/24/61 200,000 113,594
9,955,530
Mongolia - 1.6%
City of Ulaanbaatar Mongolia, 7.7500%, 8/21/27 2,000,000 1,974,700
State of Mongolia, 6.6250%, 2/25/30 (144A) 500,000 480,644
State of Mongolia, 4.4500%, 7/7/31 1,000,000 842,957
3,298,301
Montenegro - 1.4%
Republic of Montenegro, 7.2500%, 3/12/31 1,600,000 1,611,400
Republic of Montenegro, 4.8750%, 4/1/32 (144A) EUR 1,059,000 1,167,000
2,778,400
Nigeria - 2.1%
Federal Republic of Nigeria, 7.6250%, 11/21/25 $ 1,000,000 997,300
Federal Republic of Nigeria, 6.5000%, 11/28/27 2,000,000 1,880,680
Federal Republic of Nigeria, 9.6250%, 6/9/31 (144A) 206,000 193,908
Federal Republic of Nigeria, 7.3750%, 9/28/33 800,000 654,280
Federal Republic of Nigeria, 10.3750%, 12/9/34 (144A) 333,000 314,365
Federal Republic of Nigeria, 7.6250%, 11/28/47 440,000 311,771
4,352,304
Oman - 3.3%
Oman Sovereign Sukuk SAOC, 4.8750%, 6/15/30 550,000 545,842

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Oman - (continued)
Sultanate of Oman Government Bond, 4.7500%, 6/15/26 $ 800,000 $ 795,496
Sultanate of Oman Government Bond, 5.6250%, 1/17/28 1,000,000 1,011,688
Sultanate of Oman Government Bond, 7.3750%, 10/28/32 1,600,000 1,791,982
Sultanate of Oman Government Bond, 6.5000%, 3/8/47 2,050,000 2,033,920
Sultanate of Oman Government Bond, 6.7500%, 1/17/48 500,000 505,366
Sultanate of Oman Government Bond, 7.0000%, 1/25/51 50,000 52,013
6,736,307
Pakistan - 1.1%
Islamic Republic of Pakistan, 6.0000%, 4/8/26 200,000 188,500
Islamic Republic of Pakistan, 6.8750%, 12/5/27 1,725,000 1,514,550
Islamic Republic of Pakistan, 7.3750%, 4/8/31 600,000 472,910
2,175,960
Panama - 2.2%
Republic of Panama, 3.1600%, 1/23/30 1,150,000 1,006,062
Republic of Panama, 2.2520%, 9/29/32 2,100,000 1,532,898
Republic of Panama, 4.5000%, 4/16/50 950,000 608,836
Republic of Panama, 6.8530%, 3/28/54 500,000 430,570
Republic of Panama, 4.5000%, 4/1/56 300,000 182,951
Republic of Panama, 3.8700%, 7/23/60 1,300,000 701,793
4,463,110
Paraguay - 1.0%
Republic of Paraguay, 2.7390%, 1/29/33 1,900,000 1,596,000
Republic of Paraguay, 5.6000%, 3/13/48 500,000 438,210
2,034,210
Peru - 1.8%
Corp. Financiera de Desarrollo SA, 5.5000%, 5/6/30 585,000 586,439
Corp. Financiera de Desarrollo SA, 5.5000%, 5/6/30 (144A) 585,000 586,439
Petroleos del Peru SA, 4.7500%, 6/19/32 2,200,000 1,614,504
Republic of Peru, 2.7830%, 1/23/31 650,000 574,813
Republic of Peru, 5.3750%, 2/8/35 300,000 295,368
3,657,563
Philippines - 1.0%
Republic of Philippines, 1.9500%, 1/6/32 1,000,000 840,698
Republic of Philippines, 5.2500%, 5/14/34 1,075,000 1,088,761
1,929,459
Poland - 1.3%
Bank Gospodarstwa Krajowego , 5.7500%, 7/9/34 1,750,000 1,788,623
Republic of Poland, 5.5000%, 4/4/53 650,000 608,681
Republic of Poland, 5.5000%, 3/18/54 300,000 278,842
2,676,146
Qatar - 2.7%
QatarEnergy , 2.2500%, 7/12/31 750,000 655,335
State of Qatar, 4.7500%, 5/29/34 2,900,000 2,949,375
State of Qatar, 4.4000%, 4/16/50 2,100,000 1,779,876
5,384,586
Romania - 1.6%
Romania Government Bond, 3.0000%, 2/14/31 450,000 374,615
Romania Government Bond, 6.3750%, 1/30/34 700,000 663,068
Romania Government Bond, 5.1250%, 6/15/48 900,000 656,550
Romanian Government Bond, 5.7500%, 3/24/35 500,000 443,110
Romanian Government Bond, 5.7500%, 3/24/35 (144A) 1,334,000 1,182,217
3,319,560

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2025
8 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Saudi Arabia - 5.2%
Kingdom of Saudi Arabia, 3.2500%, 10/26/26 $ 1,300,000 $ 1,279,785
Kingdom of Saudi Arabia, 3.3750%, 3/5/32 (144A) EUR 642,000 729,081
Kingdom of Saudi Arabia, 5.5000%, 10/25/32 $ 1,500,000 1,554,388
Kingdom of Saudi Arabia, 2.2500%, 2/2/33 1,500,000 1,241,205
Kingdom of Saudi Arabia, 5.0000%, 1/16/34 1,300,000 1,292,517
Kingdom of Saudi Arabia, 5.0000%, 4/17/49 1,500,000 1,285,560
Kingdom of Saudi Arabia, 5.0000%, 1/18/53 600,000 508,686
Kingdom of Saudi Arabia, 3.7500%, 1/21/55 1,500,000 1,012,212
KSA Sukuk Ltd., 2.2500%, 5/17/31 600,000 521,251
KSA Sukuk Ltd., 5.2500%, 6/4/34 1,100,000 1,125,322
10,550,007
Senegal - 0.5%
Republic of Senegal, 4.7500%, 3/13/28 EUR 500,000 479,429
Republic of Senegal, 6.2500%, 5/23/33 $ 200,000 139,248
Republic of Senegal, 5.3750%, 6/8/37 EUR 550,000 399,455
1,018,132
South Africa - 1.3%
Republic of South Africa, 4.8750%, 4/14/26 $ 750,000 744,791
Republic of South Africa, 5.6500%, 9/27/47 450,000 323,280
Republic of South Africa, 5.7500%, 9/30/49 800,000 573,028
Republic of South Africa, 7.3000%, 4/20/52 400,000 343,050
Republic of South Africa, 7.9500%, 11/19/54 (144A) 758,000 692,531
2,676,680
Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka, 4.0000%, 4/15/28 743,080 685,387
Democratic Socialist Republic of Sri Lanka, 3.1000%, 1/15/30
Ç
310,770 250,170
Democratic Socialist Republic of Sri Lanka, 3.3500%, 3/15/33
Ç
609,570 422,127
Democratic Socialist Republic of Sri Lanka, 3.6000%, 6/15/35
Ç
411,600 265,453
Democratic Socialist Republic of Sri Lanka, 3.6000%, 5/15/36
Ç
285,660 198,534
Democratic Socialist Republic of Sri Lanka, 3.6000%, 2/15/38
Ç
571,560 400,092
2,221,763
Tajikistan - 0.2%
Republic of Tajikistan, 7.1250%, 9/14/27 416,667 407,571
Trinidad and Tobago - 0.4%
Republic of Trinidad and Tobago, 4.5000%, 6/26/30 950,000 856,901
Tunisia - 0.9%
Tunisian Republic, 6.3750%, 7/15/26 EUR 1,700,000 1,872,278
Turkey - 4.3%
Hazine Mustesarligi Varlik Kiralama A/S, 5.1250%, 6/22/26 $ 1,350,000 1,336,435
Istanbul Metropolitan Municipality, 10.5000%, 12/6/28 1,700,000 1,806,658
Republic of Turkiye (The), 6.5000%, 9/20/33 850,000 787,346
Republic of Turkiye (The), 4.8750%, 4/16/43 1,200,000 810,302
Republic of Turkiye (The), 5.7500%, 5/11/47 1,100,000 794,779
Turkiye Ihracat Kredi Bankasi A/S, 7.5000%, 2/6/28 2,000,000 2,016,120
Turkiye Vakiflar Bankasi TAO, 9.0000%, 10/12/28 200,000 209,808
Turkiye Vakiflar Bankasi TAO, 6.8750%, 1/7/30 (144A) 900,000 874,745
8,636,193
Ukraine - 1.8%
NPC Ukrenergo , 6.8750%, 11/9/28 700,000 567,291
Ukraine Government Bond, 1.7500%, 2/1/29
Ç
28,844 17,999
Ukraine Government Bond, 1.7500%, 2/1/29 (144A)
Ç
200,000 124,800
Ukraine Government Bond, 0.0000%, 2/1/30
Ç
10,667 5,221
Ukraine Government Bond, 0.0000%, 2/1/34 (144A)
Ç
400,000 153,900

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Ukraine - (continued)
Ukraine Government Bond, 0.0000%, 2/1/34
Ç
$ 39,862 $ 15,337
Ukraine Government Bond, 1.7500%, 2/1/34 (144A)
Ç
600,000 299,070
Ukraine Government Bond, 1.7500%, 2/1/34
Ç
78,412 39,084
Ukraine Government Bond, 0.0000%, 2/1/35 (144A)
Ç
200,000 100,618
Ukraine Government Bond, 0.0000%, 2/1/35
Ç
686,686 345,465
Ukraine Government Bond, 1.7500%, 2/1/35 (144A)
Ç
700,000 344,288
Ukraine Government Bond, 1.7500%, 2/1/35
Ç
58,435 28,741
Ukraine Government Bond, 0.0000%, 2/1/36 (144A)
Ç
200,000 100,086
Ukraine Government Bond, 1.7500%, 2/1/36 (144A)
Ç
200,000 96,437
Ukraine Government Bond, 1.7500%, 2/1/36
Ç
229,591 110,705
Ukraine Government Bond, 7.7500%, 8/1/41
‡
1,900,000 1,356,197
3,705,239
United Arab Emirates - 0.8%
Finance Department Government of Sharjah, 3.6250%, 3/10/33 100,000 85,306
Sharjah Sukuk Program Ltd., 6.1250%, 3/6/36 1,000,000 997,296
Sharjah Sukuk Program Ltd., 4.0000%, 7/28/50 700,000 444,723
1,527,325
Uruguay - 1.8%
Oriental Republic of Uruguay, 5.7500%, 10/28/34 1,900,000 1,983,125
Oriental Republic of Uruguay, 4.9750%, 4/20/55 400,000 351,500
Oriental Republic of Uruguay, 5.2500%, 9/10/60 1,550,000 1,397,744
3,732,369
Uzbekistan - 1.2%
Republic of Uzbekistan, 5.3750%, 5/29/27 EUR 1,000,000 1,159,485
Republic of Uzbekistan, 3.9000%, 10/19/31 $ 250,000 211,799
Uzbekneftegaz JSC, 8.7500%, 5/7/30 (144A) 1,059,000 1,059,000
2,430,284
Zambia - 0.9%
Republic of Zambia, 5.7500%, 6/30/33
Ç
1,518,879 1,318,843
Republic of Zambia, 0.5000%, 12/31/53 1,040,000 592,436
1,911,279
Total Foreign Government Bonds (cost 175,310,416) 172,361,935
Investment Companies - 4.1%
Money Market Funds - 4.1%
Janus Henderson Cash Liquidity Fund LLC, 4.3351%
£,∞
(cost $8,323,453) 8,321,789 8,323,453
Total Investments (total cost $ 202,445,357 ) - 98.2% 199,389,740
Cash, Receivables and Other Assets, net of Liabilities - 1.8% 3,542,556
Net Assets - 100.0% $202,932,296
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Saudi Arabia $ 10,550,007 5.3%
Turkey 10,111,568 5.1
Mexico 9,955,530 5.0
Oman 9,851,028 4.9

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2025
10 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
Dominican Republic $ 8,888,955 4.5%
United States 8,323,453 4.2
Argentina 8,049,302 4.0
Colombia 7,303,025 3.7
United Arab Emirates 6,382,357 3.2
Nigeria 5,911,994 3.0
Ghana 5,514,124 2.8
South Africa 5,430,680 2.9
Qatar 5,384,586 2.7
Uzbekistan 4,666,786 2.3
Panama 4,463,110 2.2
Chile 4,264,694 2.1
Egypt 4,018,823 2.0
Uruguay 3,732,369 1.9
Ukraine 3,705,239 1.9
Peru 3,657,563 1.8
Brazil 3,454,278 1.7
Romania 3,319,560 1.7
Mongolia 3,298,301 1.7
Macedonia, the Former Yugoslav Republic of 3,211,838 1.6
Costa Rica 3,157,372 1.6
Montenegro 2,778,400 1.4
Hungary 2,729,111 1.4
Poland 2,676,146 1.3
Ivory Coast 2,522,062 1.3
Ecuador 2,489,962 1.2
Azerbaijan 2,246,800 1.1
Sri Lanka 2,221,763 1.1
Pakistan 2,175,960 1.1
Bahamas 2,143,057 1.1
Cayman Islands 2,059,484 1.0
Paraguay 2,034,210 1.0
Philippines 1,929,459 1.0
Zambia 1,911,279 1.0
Tunisia 1,872,278 0.9
Indonesia 1,768,932 0.9
Kazakhstan 1,683,315 0.8
Jordan 1,603,639 0.8
Iraq 1,591,786 0.8
Jamaica 1,585,738 0.8
Angola 1,493,449 0.7
El Salvador 1,268,951 0.6
Bahrain 1,195,462 0.6

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
Georgia $ 1,113,700 0.6%
Guatemala 1,076,792 0.5
Senegal 1,018,132 0.5
Bulgaria 877,359 0.4
Trinidad and Tobago 856,901 0.4
Cameroon 829,759 0.4
Benin 649,718 0.3
Netherlands 547,034 0.3
United Kingdom 537,749 0.3
Malaysia 447,393 0.2
Albania 439,847 0.2
Tajikistan 407,571 0.2
Total $ 199,389,740 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/25
............. Shares
Held at
4/30/25
Dividend
Income
Investment Company - 4.1%
Money Market Funds - 4.1%
Janus Henderson Cash
Liquidity Fund LLC,
4.3351%
∞
$ 8,380,259 $ 74,109,330 $ (74,166,136) $ – $ – $ 8,323,453 8,321,789 $ 180,634
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 7/3/25 (232,833) $ 257,207 $ 8,532
Euro 7/3/25 (141,433) 155,298 6,124
Euro 7/3/25 173,521 (197,665) (379)
Euro 7/3/25 (808,182) 923,011 (612)
Euro 7/3/25 13,305,176 (14,712,701) (472,850)
(459,185)
Total $(459,185)

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2025
12 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2025.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2025.
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 23 6/30/25 $ 4,787,414 $ 27,103
U.S. Treasury 5 Year Notes 117 6/30/25 12,775,852 226,878
U.S. Treasury Long Bond 187 6/18/25 21,808,875 162,795
U.S. Treasury Ultra Bond 44 6/18/25 5,325,375 18,668
Total - Futures Long 435,444
Futures Short:
Euro- Bobl 15 6/6/25 (2,039,841) (32,044)
Euro-Bund 13 6/6/25 (1,947,412) (26,617)
Euro- buxl 3 6/6/25 (423,212) 13,055
Euro-Schatz 45 6/6/25 (5,502,609) (33,459)
U.S. Treasury 10 Year Notes 64 6/18/25 (7,182,000) (172,024)
U.S. Treasury 10 Year Ultra Bond 54 6/18/25 (6,195,656) (39,863)
Total - Futures Short (290,952)
Total $144,492
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2025
Interest Rate
Contracts
Currency
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ — $ 14,656 $ 14,656
*
Futures contracts 448,499 — 448,499
Total Asset Derivatives $ 448,499 $ 14,656 $ 463,155
Liability Derivatives:
Forward foreign currency exchange contracts — 473,841 473,841
*
Futures contracts 304,007 — 304,007
Total Liability Derivatives $ 304,007 $ 473,841 $ 777,848
*
The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of
Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ (139,310) $ (139,310)
Futures contracts (1,833,328) — (1,833,328)
Total $ (1,833,328) $ (139,310) $ (1,972,638)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Currency
Contracts Total
Forward foreign currency exchange contracts $ — $ (358,782) $ (358,782)
Futures contracts 1,203,847 — 1,203,847
Total $ 1,203,847 $ (358,782) $ 845,065
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2025
Futures contracts:
Average notional amount of contracts - long $47,966,301
Average notional amount of contracts - short 30,427,576
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 1,270,810
Average amounts sold - in USD 15,375,489
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 14,656 $ (14,656) $ — $ —
Total $ 14,656 $ (14,656) $ — $ —
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 473,841 $ (14,656) $ — $ 459,185
Total $ 473,841 $ (14,656) $ — $ 459,185
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
14 April 30, 2025
CJSC Closed Joint Stock Company
JSC Joint Stock Company
LLC Limited Liability Company
PIK Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in case of additional securities.
PJSC Public Joint Stock Company
SAOC Societe Anonyme Omanaise Close
SPC Special Purpose Company
∞ Rate shown is the 7-day yield as of April 30, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¤ Zero coupon bond.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2025 is $22,913,979 which represents 11.3% of net assets.

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
Janus Detroit Street Trust 15
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Corporate Bonds $ — $ 18,704,352 $ — $ 18,704,352
Foreign Government Bonds — 172,361,935 — 172,361,935
Investment Companies — 8,323,453 — 8,323,453
Total Investments in Securities $ — $ 199,389,740 $ — $ 199,389,740
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 14,656 $ — $ 14,656
Futures Contracts 448,499 — — 448,499
Total Other Financial Instruments $ 448,499 $ 14,656 $ — $ 463,155
Total Assets $ 448,499 $ 199,404,396 $ — $ 199,852,895
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 473,841 $ — $ 473,841
Futures Contracts 304,007 — — 304,007
Total Liabilities $ 304,007 $ 473,841 $ — $ 777,848
(a) Other financial instruments include forward foreign currency exchange contracts and futures contracts. Forward foreign currency exchange contracts and futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Janus Henderson Emerging Market Debt Hard Currency ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2025
16 April 30, 2025
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $194,121,904) $ 191,066,287
Affiliated investments, at value (cost $8,323,453) 8,323,453
Cash denominated in foreign currency (cost $732,025) 733,415
Forward foreign currency exchange contracts 14,656
Due from broker for futures 1,150,000
Receivables:
Investments sold 3,520,264
Interest 3,010,607
Total Assets 207,818,682
Liabilities:
Payable for variation margin on futures contracts 116,872
Forward foreign currency exchange contracts 473,841
Payables:
Investments purchased 4,205,300
Management fees 90,373
Total Liabilities 4,886,386
Commitments and contingent liabilities
Net Assets $ 202,932,296
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 208,988,453
Total distributable earnings (loss) (6,056,157)
Total Net Assets $ 202,932,296
Net Assets $ 202,932,296
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 4,050,000
Net Asset Value Per Share $ 50 .11

Janus Henderson Emerging Market Debt Hard Currency ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2025
Janus Detroit Street Trust 17
See Notes to Financial Statements.
Investment Income:
Interest $ 7,101,006
Dividends from affiliates 180,634
Total Investment Income 7,281,640
Expenses:
Management Fees 537,900
Total Expenses 537,900
Net Investment Income/(Loss) 6,743,740
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (1,863,421)
Forward foreign currency exchange contracts (139,310)
Futures contracts (1,833,328)
Total Net Realized Gain/(Loss) on Investments $ (3,836,059)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ (1,005,070)
Forward foreign currency exchange contracts (358,782)
Futures contracts 1,203,847
Total Change in Unrealized Net Appreciation/Depreciation $ (160,005)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 2,747,676

Janus Henderson Emerging Market Debt Hard Currency ETF
Statement of Changes in Net Assets
18 April 30, 2025
See Notes to Financial Statements.
Period Ended
April 30, 2025
(unaudited)
Period Ended
October 31, 2024
(1)
Operations:
Net investment income/(loss) $ 6,743,740 $ 2,702,916
Net realized gain/(loss) on investments (3,836,059) 388,830
Change in unrealized net appreciation/depreciation (160,005) (3,165,715)
Net Increase/(Decrease) in Net Assets Resulting from Operations 2,747,676 (73,969)
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (7,393,549) (1,336,315)
Net Decrease from Dividends and Distributions to Shareholders (7,393,549) (1,336,315)
Capital Share Transactions (16,313,768) 225,302,221
Net Increase/(Decrease) in Net Assets (20,959,641) 223,891,937
Net Assets: — —
Beginning of Period   223,891,937 —
End of Period $ 202,932,296 $ 223,891,937
(1) Period from August 13, 2024 (commencement of operations) through October 31, 2024.

Janus Henderson Emerging Market Debt Hard Currency ETF
Financial Highlights
Janus Detroit Street Trust 19
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2025 (unaudited) and each year or period ended October 31 2025 2024
(1)
Net Asset Value, Beginning of Period $50.88 $50.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
1.63 0.73
Net realized and unrealized gain/(loss) (0.63) 0.45
(3)
Total from Investment Operations 1.00 1.18
(3)
Less Dividends and Distributions: — —
Dividends (from net investment income) (1.77) (0.30)
Total Dividends and Distributions (1.77) (0.30)
Net Asset Value, End of Period $50.11 $50.88
Total Return
*
2.05%
(4)
2.36%
(4)
Net assets, End of Period (in thousands) $202,932 $223,892
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.52% 0.52%
Ratio of Net Investment Income/(Loss) 6.53% 6.59%
Portfolio Turnover Rate
(5)
31% 11%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from August 13, 2024 (commencement of operations) through October 31, 2024.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(4) The return includes adjustments in accordance with generally accepted accounting principles required at period end date.
(5) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
20 April 30, 2025
1. Organization and Significant Accounting Policies
Janus Henderson Emerging Markets Debt Hard Currency ETF (the “Fund”) is a series fund. The Fund is part of Janus
Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fourteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks to provide a return, from a combination of income and capital growth over the long term.
The Fund is classified as nondiversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the
Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 21
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
22 April 30, 2025
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 23
2025  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivative instruments for various investment purposes, such as to manage or hedge portfolio risk, including interest rate risk, enhance return or to manage duration. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. When used to enhance return the Fund may be fully exposed to the risk of loss of that derivative, which may sometimes be greater than the derivative’s cost. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-traded

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
24 April 30, 2025
derivatives, centrally cleared derivatives, forward foreign currency exchange contracts, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts for the purchase or sale for future delivery of (i) fixed-income securities, and U.S. government securities and Treasuries, or (ii) contracts based on interest rates. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts. The Fund may also use such derivative instruments to hedge or protect from adverse movements in securities prices or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Emerging Markets Risk
Emerging market securities involve a number of risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies. Information about emerging market companies, including financial information, may be less available or reliable and the Adviser’s ability to conduct due diligence with respect to such companies may be limited. Accordingly, these investments may be potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a current or future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, sanctions or imposition of restrictions by various governmental entities on investment and trading, or creation of government monopolies, any of which may have a detrimental effect on the Fund’s investments. In addition, the taxation systems at the federal, regional, and local levels in developing or emerging market countries may be less transparent, inconsistently enforced, and subject to change. Emerging markets may be subject to a higher degree of corruption and fraud than developed markets, and financial institutions and transaction counterparties may have less financial sophistication, creditworthiness, and/or resources than participants in developed markets. In addition, the Fund’s investments may be denominated in foreign currencies and therefore, changes in the value of a foreign currency compared to the U.S. dollar may affect the value of the Fund’s investments. To the extent that the Fund invests a significant portion of its assets in the securities of emerging markets issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance.

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2025
Foreign Exposure Risk
The Fund normally has significant exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions.
It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
Sovereign Debt
The Fund may invest in U.S. and non-U.S. government debt securities (“sovereign debt”). Some investments in sovereign debt, such as U.S. sovereign debt, are considered low risk. However, investments in sovereign debt, especially the debt of less developed countries, can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors including, but not limited to, its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. The Fund may be requested to participate in the rescheduling of such sovereign debt and to  extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid. In addition, to the extent the Fund invests in non-U.S. sovereign debt, it may be subject to currency risk.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the
“Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2025" table located in the
Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was 0.52% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
Daily Net Assets Fee Rate
$0-$500 million 0.52%
Over $500 million 0.48%

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2025
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2025, the Adviser owned 3,814,574 shares or 94.19% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2025 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(573,554) $(611,074) $(1,184,628)

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$202,445,357 $3,164,373 $(6,219,990) $(3,055,617)
Period Ended April 30, 2025 Period Ended October 31, 2024
(1)
Shares Amount Shares Amount
Shares sold 750,000 $ 38,287,631 4,400,000 $ 225,302,221
Shares repurchased (1,100,000) (54,601,399) — —
Net Increase/(Decrease) (350,000) $ (16,313,768) 4,400,000 $ 225,302,221
(1) Period from August 13, 2024 (commencement of operations) through October 31, 2024.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$61,995,761 $81,714,903 $— $—

Janus Henderson Emerging Market Debt Hard Currency ETF
Additional Information
(unaudited)
30 April 30, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 16-17, 2025 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson Corporate Bond ETF (“JLQD”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”), Janus
Henderson Securitized Income ETF (“JSI”), Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson
Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson
U.S. Real Estate ETF (“JRE”), and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”) (each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the
Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the
Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 10, 2025 via videoconference to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates

Janus Henderson Emerging Market Debt Hard Currency ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 31
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources, and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2024. The reporting is described in detail below:

Janus Henderson Emerging Market Debt Hard Currency ETF
Additional Information
(unaudited)
32 April 30, 2025
The total expense ratio and the contractual management fee for JAAA were each reported in the 3rd quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JLQD were each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JMBS were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSI were each reported in the 4th quintile.
The total expense ratio and the contractual management fee for VNLA were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JSMD were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JRE were reported in the 4th and 3rd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX were each reported in the 2nd quintile.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.20%, 0.22% and 0.23%, respectively, until at least February
28, 2026. The Board also considered that the Adviser had voluntarily agreed to cap the expenses of JLQD to the extent that the Fund’s total expense ratio exceeded 0.20% until at least May 1, 2026. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated
ETFs in which a Fund invests (if any), for until at least February 28, 2026.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.

Janus Henderson Emerging Market Debt Hard Currency ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 33
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2024 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st quintile of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, three- and four-year periods;
JBBB was reported to be in the 1stquintile of its performance universe for its one- and two-year periods, respectively;
JLQD was reported to be in the 2nd, 3rd, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively.
JMBS was reported to be in the 1st quintile of its performance universe for its one-, two-, three-, four-, and five-year periods;
JSI was reported to be in the 2nd, 1st, and 1st quintiles of its performance universe for its three month, one year, and since inception periods, respectively.
VNLA was reported to be in the 2nd, 2nd, 2nd, 2nd, and 1st quintiles of its performance universe for each of its one-
, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 1st, 1st, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 3rd, 2nd, 1st, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JRE was reported to be in the 2nd, 4th, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively; and
SSPX was reported to be in the 5th quintile of its performance universe for its one-, two-, and three- year periods.
With respect to JSML and JSMD, the Board noted that these Funds had operated as index-based during the periods described above and, as a result, had been passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e., “tracking error”) and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

125-24-93099 04-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2025
Janus Henderson Mid Cap Growth Alpha ETF
Janus Detroit Street Trust

Janus Henderson Mid Cap Growth Alpha ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 100.2%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc.* 384 $ 235,507
HEICO Corp. - Class A 643 129,198
364,705
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc. 1,629 179,043
Beverages - 0.4%
Celsius Holdings, Inc.* 2,110 73,766
Biotechnology - 1.7%
Exelixis, Inc.* 7,223 282,780
Building Products - 1.7%
Advanced Drainage Systems, Inc. 196 22,244
Carlisle Cos., Inc. 701 266,016
288,260
Capital Markets - 7.8%
Ameriprise Financial, Inc. 1,003 472,433
Coinbase Global, Inc. - Class A* 1,176 238,599
Houlihan Lokey, Inc. - Class A 1,509 244,579
Lazard, Inc. - Class A 6,238 242,658
XP, Inc. - Class A 6,320 101,752
1,300,021
Commercial Services & Supplies - 3.3%
Rollins, Inc. 6,104 348,721
Veralto Corp. 2,184 209,446
558,167
Communications Equipment - 0.9%
Ubiquiti, Inc. 474 154,737
Construction & Engineering - 3.0%
Comfort Systems USA, Inc. 398 158,225
EMCOR Group, Inc. 716 286,901
Quanta Services, Inc. 198 57,953
503,079
Consumer Finance - 1.0%
Credit Acceptance Corp.* 244 118,931
SoFi Technologies, Inc.* 4,042 50,565
169,496
Containers & Packaging - 0.4%
Sealed Air Corp. 2,715 74,825
Diversified Consumer Services - 2.8%
Duolingo, Inc. - Class A* 220 85,686
Grand Canyon Education, Inc.* 1,025 182,829
H&R Block, Inc. 3,324 200,670
469,185
Electric Utilities - 1.8%
NRG Energy, Inc. 2,774 303,975
Electrical Equipment - 1.1%
Vertiv Holdings Co. - Class A 2,126 181,518
Electronic Equipment, Instruments & Components - 1.1%
CDW Corp. 1,054 169,230
Jabil, Inc. 79 11,578
180,808
Entertainment - 0.9%
Live Nation Entertainment, Inc.* 1,100 145,695
Financial Services - 5.8%
Corpay, Inc.* 1,184 385,238

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
4 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Financial Services - (continued)
Equitable Holdings, Inc. 6,794 $ 335,963
Western Union Co. (The) 25,030 248,048
969,249
Food Products - 2.3%
Hershey Co. (The) 1,656 276,867
Pilgrim's Pride Corp. 1,873 102,228
379,095
Ground Transportation - 0.4%
Lyft, Inc. - Class A* 5,271 65,360
Health Care Equipment & Supplies - 2.2%
GE HealthCare Technologies, Inc. 899 63,227
ResMed, Inc. 1,302 308,040
371,267
Health Care Providers & Services - 2.6%
Cencora, Inc. 137 40,096
DaVita, Inc.* 2,059 291,452
Molina Healthcare, Inc.* 335 109,548
441,096
Health Care Technology - 0.2%
Doximity, Inc. - Class A* 470 26,734
Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants, Inc. 1,612 323,432
Light & Wonder, Inc.* 817 69,755
393,187
Household Durables - 2.5%
Somnigroup International, Inc. 5,092 310,917
TopBuild Corp.* 367 108,544
419,461
Independent Power and Renewable Electricity Producers - 0.9%
Vistra Corp. 1,147 148,686
Insurance - 5.9%
Allstate Corp. (The) 1,522 301,949
Brown & Brown, Inc.* 2,795 309,127
Kinsale Capital Group, Inc. 209 90,969
Markel Group, Inc.* 156 283,702
985,747
Interactive Media & Services - 1.2%
Pinterest, Inc. - Class A* 7,935 200,914
IT Services - 3.2%
GoDaddy, Inc. - Class A* 1,901 358,016
Okta, Inc. - Class A* 1,614 181,026
539,042
Leisure Products - 0.8%
Hasbro, Inc. 2,271 140,575
Life Sciences Tools & Services - 1.0%
Medpace Holdings, Inc.* 516 159,129
Machinery - 0.6%
Lincoln Electric Holdings, Inc. 521 91,800
Media - 1.5%
Nexstar Media Group, Inc. - Class A 1,713 256,368
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc. 1,720 397,509
Professional Services - 5.3%
Booz Allen Hamilton Holding Corp. - Class A 2,157 258,883

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - (continued)
Professional Services - (continued)
Paychex, Inc. 2,412 $ 354,854
Paycom Software, Inc. 196 44,372
Verisk Analytics, Inc. - Class A 759 224,990
883,099
Retail REITs - 1.9%
Simon Property Group, Inc. 2,064 324,832
Software - 18.4%
Appfolio, Inc. - Class A* 260 53,695
AppLovin Corp. - Class A* 1,577 424,702
Docusign, Inc. - Class A* 3,438 281,057
Manhattan Associates, Inc.* 1,754 311,142
Nutanix, Inc. - Class A* 983 67,532
Palantir Technologies, Inc. - Class A* 12,172 1,441,652
Pegasystems, Inc. 3,012 277,345
Teradata Corp.* 9,204 197,886
Unity Software, Inc.* 1,134 23,893
3,078,904
Specialized REITs - 1.0%
Lamar Advertising Co. - Class A 1,513 172,195
Specialty Retail - 2.7%
Murphy USA, Inc. 129 64,315
Ulta Beauty, Inc.* 714 282,487
Williams-Sonoma, Inc. 714 110,292
457,094
Technology Hardware, Storage & Peripherals - 0.5%
Super Micro Computer, Inc.* 2,719 86,627
Textiles, Apparel & Luxury Goods - 2.1%
Crocs, Inc.* 2,195 211,642
Deckers Outdoor Corp.* 1,295 143,525
355,167
Trading Companies & Distributors - 1.3%
Core & Main, Inc. - Class A* 4,234 223,047
Total Common Stocks (cost 16,562,310) 16,796,244
Total Investments (total cost $ 16,562,310 ) - 100.2% 16,796,244
Liabilities, net of Cash, Receivables and Other Assets - (0.2%) (25,186)
Net Assets - 100.0% $16,771,058
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 16,694,492 99.4%
Brazil 101,752 0.6
Total $ 16,796,244 100.0%

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
April 30, 2025
6 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/24 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/25
............. Shares
Held at
4/30/25
Dividend
Income
Investment Company - N/A
Money Market Funds - N/A
Janus Henderson Cash
Liquidity Fund LLC,
4.3351%
∞
$ 1,360 $ 148,198 $ (149,558) $ – $ – $ – – $ 228
Investments Purchased
with Cash Collateral from
Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash
Collateral Fund LLC,
4.2679%
∞
– 110,367 (110,367) – – – – 63
Δ
Total Affiliated Investments
- N/A $1,360 $258,565 $(259,925) $– $– $– $291

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
Janus Detroit Street Trust 7
LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of April 30, 2025.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 16,796,244 $ — $ — $ 16,796,244
Total Assets $ 16,796,244 $ — $ — $ 16,796,244

Janus Henderson Mid Cap Growth Alpha ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2025
8 April 30, 2025
See Notes to Financial Statements.
Assets:
Investments, at value (cost $16,562,310) $ 16,796,244
Receivables:
Dividends 2,918
Interest 36
Affiliated securities lending income, net 5
Total Assets 16,799,203
Liabilities:
Due to custodian 24,100
Payables:
Management fees 4,045
Total Liabilities 28,145
Commitments and contingent liabilities
Net Assets $ 16,771,058
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 18,221,686
Total distributable earnings (loss) (1,450,628)
Total Net Assets $ 16,771,058
Net Assets $ 16,771,058
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 650,000
Net Asset Value Per Share $ 25 .80

Janus Henderson Mid Cap Growth Alpha ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2025
Janus Detroit Street Trust 9
See Notes to Financial Statements.
Investment Income:
Dividends $ 89,983
Dividends from affiliates 228
Affiliated securities lending income, net     63
Unaffiliated securities lending income, net 30
Foreign tax withheld (39)
Total Investment Income 90,265
Expenses:
Management Fees 24,441
Total Expenses 24,441
Net Investment Income/(Loss) 65,824
Net Realized Gain/(Loss) on Investments:
Investments $ (1,705,295)
Total Net Realized Gain/(Loss) on Investments $ (1,705,295)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ 13,301
Total Change in Unrealized Net Appreciation/Depreciation $ 13,301
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (1,626,170)

Janus Henderson Mid Cap Growth Alpha ETF
Statement of Changes in Net Assets
10 April 30, 2025
See Notes to Financial Statements.
Period Ended
April 30, 2025
(unaudited)
Period Ended
October 31, 2024
(1)
Operations:
Net investment income/(loss) $ 65,824 $ 1,197
Net realized gain/(loss) on investments (1,705,295) (70)
Change in unrealized net appreciation/depreciation 13,301 220,633
Net Increase/(Decrease) in Net Assets Resulting from Operations (1,626,170) 221,760
Dividends and Distributions to Shareholders: — —
Dividends and Distributions (46,218) —
Net Decrease from Dividends and Distributions to Shareholders (46,218) —
Capital Share Transactions 12,597,879 5,623,807
Net Increase/(Decrease) in Net Assets 10,925,491 5,845,567
Net Assets: — —
Beginning of Period   5,845,567 —
End of Period $ 16,771,058 $ 5,845,567
(1) Period from September 17, 2024 (commencement of operations) through October 31, 2024.

Janus Henderson Mid Cap Growth Alpha ETF
Financial Highlights
Janus Detroit Street Trust 11
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2025 (unaudited) and each year or period ended October 31 2025 2024
(1)
Net Asset Value, Beginning of Period $25.98 $25.00
Income/(Loss) from Investment Operations: — —
Net investment income/(loss)
(2)
0.11 0.01
Net realized and unrealized gain/(loss) (0.22) 0.97
Total from Investment Operations (0.11) 0.98
Less Dividends and Distributions: — —
Dividends (from net investment income) (0.07) —
Total Dividends and Distributions (0.07) —
Net Asset Value, End of Period $25.80 $25.98
Total Return
*
(0.42)% 3.92%
Net assets, End of Period (in thousands) $16,771 $5,846
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.30% 0.30%
Ratio of Net Investment Income/(Loss) 0.80% 0.17%
Portfolio Turnover Rate
(3)
188% 0%
(4)
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from September 17, 2024 (commencement of operations) through October 31, 2024.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Amount is less than 0.5%

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
12 April 30, 2025
1. Organization and Significant Accounting Policies
Janus Henderson Mid Cap Growth Alpha ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust
(the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. As of the date of this report, the Trust offers fourteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The
Fund seeks to provide long-term growth of capital. The Fund is classified as diversified, as defined in the 1940 Act. Janus
Henderson Investors US LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”)
in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a
Creation Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund.
The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on The
Nasdaq Stock Market LLC (“Nasdaq”) and individual investors can purchase or sell shares in much smaller increments and for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV
(a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the
Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2025
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
The Fund may make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’
taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.
If the Fund distributes such amounts, such distributions could constitute a return of capital to shareholders for federal income tax purposes.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one
or
more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social,

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Mid-Sized Companies Risk
Investments in securities issued by mid-sized companies may involve greater risks than are customarily associated with larger, more established companies.  Securities issued by mid-sized companies tend to be more volatile than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.  These holdings are also subject to wider price fluctuations and tend to be less liquid than stocks of larger or more established companies, which could have significant adverse effect on the Fund's returns, especially as market conditions change.
Securities Lending
Under procedures adopted by the Trustees, the Fund may seek to earn additional income by lending securities to certain qualified broker-dealers and institutions. JP Morgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodial functions in accordance with the Securities Lending
Agreement. For financial reporting purposes, the Fund does not offset financial instruments' payables and receivables and related collateral on the Statement of Assets and Liabilities. The Fund may lend fund securities in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, the Adviser makes efforts to balance the benefits and risks from granting such loans. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund. In certain circumstances individual loan transactions could yield negative returns.
Upon receipt of cash collateral, the Adviser may invest it in affiliated or non-affiliated cash management vehicles, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder. The Adviser currently intends to invest the cash collateral in a cash management vehicle for which the Adviser serves as investment adviser,
Janus Henderson Cash Collateral Fund LLC, or in time deposits. An investment in Janus Henderson Cash Collateral
Fund LLC is generally subject to the same risks that shareholders experience when investing in similarly structured vehicles, such as the potential for significant fluctuations in assets as a result of the purchase and redemption activity of the securities lending program, a decline in the value of the collateral, and possible liquidity issues. Such risks may delay the return of the cash collateral and cause the Fund to violate its agreement to return the cash collateral to a borrower in a timely manner. As adviser to the Fund and Janus Henderson Cash Collateral Fund LLC, the Adviser has an inherent conflict of interest as a result of its fiduciary duties to both the Fund and Janus Henderson Cash Collateral Fund LLC.
Additionally, the Adviser receives an investment advisory fee of 0.05% for managing Janus Henderson Cash Collateral
Fund LLC and therefore may have an incentive to allocate collateral to the Janus Henderson Cash Collateral Fund LLC, rather than to other collateral management options for which the Adviser does not receive compensation.
The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S.
dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
16 April 30, 2025
at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.  Additional required collateral, or excess collateral returned, is delivered on the next business day.  Therefore, the value of the collateral held may be temporarily less than 102% or 105% value of the securities on loan.
The cash collateral invested by the Adviser is disclosed in the Schedule of Investments (if applicable). Income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the lending agent are included as “Affiliated securities lending income, net” on the Statement of Operations.
There were no securities on loan as of April 30, 2025.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was 0.30% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time
Daily Net Assets Fee Rate
$0-$500 million 0.30%
Next $500 million 0.25%
Over $1 billion 0.20%

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 17
they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of April 30, 2025, the Adviser owned 200,000 shares or 30.77% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2025 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
Accumulated capital losses noted below represent net capital loss carryovers, as of October 31, 2024, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The following table shows these capital loss carryovers.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2025 are noted below. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.
Capital Loss Carryover Schedule
For the year ended October 31, 2024
No Expiration
Short-Term Long-Term
Accumulated
Capital Losses
$(70) $— $(70)
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$16,562,310 $992,647 $(758,713) $233,934

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Financial Statements
(unaudited)
18 April 30, 2025
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
During the period ended April 30, 2025, the Fund had net realized gain of $62,868 from in-kind redemptions. Gains on in-kind transactions are not considered taxable for federal income tax purposes.
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Period Ended April 30, 2025 Period Ended October 31, 2024
(1)
Shares Amount Shares Amount
Shares sold 500,000 $ 14,487,013 225,000 $ 5,623,807
Shares repurchased (75,000) (1,889,134) — —
Net Increase/(Decrease) 425,000 $ 12,597,879 225,000 $ 5,623,807
(1) Period from September 17, 2024 (commencement of operations) through October 31, 2024.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$29,643,257 $29,585,507 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$14,471,967 $1,886,473 $— $—

Janus Henderson Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 19
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Board of Trustees (the “Board”) of Janus Detroit Street Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent
Trustees”), met in person on April 16-17, 2025 to consider the proposed renewal of the investment management agreement between Janus Henderson Investors US LLC (the “Adviser”) and the Trust (the “Investment Management
Agreement”), on behalf of Janus Henderson AAA CLO ETF (“JAAA”), Janus Henderson B-BBB CLO ETF (“JBBB”),
Janus Henderson Corporate Bond ETF (“JLQD”), Janus Henderson Mortgage-Backed Securities ETF (“JMBS”), Janus
Henderson Securitized Income ETF (“JSI”), Janus Henderson Short Duration Income ETF (“VNLA”), Janus Henderson
Small Cap Growth Alpha ETF (“JSML”), Janus Henderson Small/Mid Cap Growth Alpha ETF (“JSMD”), Janus Henderson
U.S. Real Estate ETF (“JRE”), and Janus Henderson U.S. Sustainable Equity ETF (“SSPX”) (each a separate series of the Trust, and collectively, the “Funds”). In the course of their consideration of the renewal of the Investment Management
Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Independent Trustees evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of trustees in evaluating and approving such agreements. In considering renewal of the
Investment Management Agreement, the Board and the Independent Trustees, as applicable, reviewed the materials provided to them relating to the consideration of the renewal of the Investment Management Agreement for the Funds and other information provided by counsel and the Adviser, including: (i) information regarding the nature, quality and extent of the services provided to the Funds by the Adviser, and the fees charged to each Fund therefor; (ii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel, compliance programs, and profitability with respect to the Trust and each Fund; (iii) comparative information describing each Fund’s advisory fee structures, operating expenses, and performance information as compared to peer fund groups compiled by an independent third party; (iv) a copy of the Adviser’s current Form ADV; and (v) a memorandum from counsel to the Independent Trustees on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the
Adviser throughout the year. The Trustees also considered information received and reviewed in connection with a meeting held on March 10, 2025 via videoconference to discuss certain information provided by the Adviser related to the Trustees’ consideration of the renewal of the Investment Management Agreement. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the renewal.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including, among other factors: (i) the nature, extent and quality of the services provided to the Funds by the Adviser; (ii) the
Adviser’s personnel and operations; (iii) each Fund’s expense level; (iv) the profitability to the Adviser under the
Investment Management Agreement with respect to each Fund; (v) any “fall-out” benefits to the Adviser and its affiliates

Janus Henderson Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
20 April 30, 2025
(i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); (vi) the effect of asset growth on each Fund’s expenses; and (vii) potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the Trust and each Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the Funds and the fees paid by the Funds therefor, the Funds and the Adviser may potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the
Funds could attract other business to the Adviser or other Janus Henderson funds, and that the success of the Adviser could enhance the Adviser’s ability to serve the Funds.
The Board, including the Independent Trustees, considered the following in respect of the Funds:
(a) The nature, extent and quality of services provided by the Adviser; personnel and operations of the Adviser.
The Board reviewed the services that the Adviser provides to the Funds. In connection with the investment advisory services provided by the Adviser, the Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: the overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with each Fund’s investment objectives, policies and limitations; the implementation of the investment management program of each
Fund; the management of the day-to-day investment and reinvestment of the assets of each Fund; determining daily baskets of securities and cash components in connection with creation and redemption transactions in each Fund’s shares; executing portfolio security trades for purchases and redemptions of each Fund’s shares conducted on a cash-
in-lieu basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.
The Board reviewed the Adviser’s experience, resources, and strengths in managing the Funds and other pooled investment vehicles, including an assessment of the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services rendered and fees paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; “fall-out” benefits.
The Board then compared both the services rendered and the fees paid under other contracts of the Adviser and under contracts of other investment advisers with respect to similar ETFs. In particular, the Board reviewed a report compiled by an independent third party to compare each Fund’s contractual management fee and total expense ratio to other investment companies within each Fund’s respective peer grouping, as determined by the independent third party.
The information provided by the comparative report showed how the total expense ratio and contractual management fee for each of the Funds compared within its respective peer group for the one-year period ended December 31, 2024. The reporting is described in detail below:

Janus Henderson Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 21
The total expense ratio and the contractual management fee for JAAA were each reported in the 3rd quintile of its respective peer group (with 1st quintile being the lowest fees/expenses and 5th quintile being the highest fees/
expenses).
The total expense ratio and the contractual management fee for JBBB were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JLQD were each reported in the 3rd quintile.
The total expense ratio and the contractual management fee for JMBS were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSI were each reported in the 4th quintile.
The total expense ratio and the contractual management fee for VNLA were each reported in the 1st quintile.
The total expense ratio and the contractual management fee for JSML were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JSMD were reported in the 3rd and 2nd quintiles, respectively.
The total expense ratio and the contractual management fee for JRE were reported in the 4th and 3rd quintiles, respectively.
The total expense ratio and the contractual management fee for SSPX were each reported in the 2nd quintile.
The Board further considered that the Adviser had voluntarily agreed to cap the expenses of JAAA, JMBS and VNLA to the extent that such Funds’ total expense ratio exceeded 0.20%, 0.22% and 0.23%, respectively, until at least February
28, 2026. The Board also considered that the Adviser had voluntarily agreed to cap the expenses of JLQD to the extent that the Fund’s total expense ratio exceeded 0.20% until at least May 1, 2026. The Board further noted the Adviser’s contractual commitment with respect to the Funds’ investments in affiliated ETFs to waive and/or reimburse a portion of its management fee in an amount equal to a portion of the management fee it earns as investment adviser to affiliated
ETFs in which a Fund invests (if any), for until at least February 28, 2026.
The Board also discussed the costs incurred by the Adviser in connection with its serving as investment adviser to the
Funds, including operational costs. After comparing each Fund’s fees and expenses with those of other ETFs in the
Funds’ respective peer groups, and in light of the nature, extent and quality of services provided by the Adviser and the costs incurred by the Adviser in rendering those services, as well as the profitability of the Adviser in providing these services, the Board concluded that the level of fees paid to the Adviser and the profitability with respect to each Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
Funds, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. In its review, the Board considered that the Funds were positioned to realize potential economies of scale as assets grow over time, given the inclusion of management fee breakpoints for each Fund in the current investment advisory agreement at various asset levels.
(d) Investment performance of the Fund and the Adviser.

Janus Henderson Mid Cap Growth Alpha ETF
Additional Information
(unaudited)
22 April 30, 2025
The Board next discussed the annualized returns of the Funds on both an absolute basis and relative to the performance of funds comprising a performance universe compiled by an independent third party for each Fund for the three-month period, one-year period, two-year period, three-year period, four-year period, five-year period, and/or since inception period ended December 31, 2024 (each period as applicable). The Board noted the following for each Fund:
JAAA was reported to be in the 1st quintile of its performance universe (with the 1st quintile being the best performer and the 5th quintile being the worst performer) for its one-, two-, three- and four-year periods;
JBBB was reported to be in the 1stquintile of its performance universe for its one- and two-year periods, respectively;
JLQD was reported to be in the 2nd, 3rd, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively.
JMBS was reported to be in the 1st quintile of its performance universe for its one-, two-, three-, four-, and five-year periods;
JSI was reported to be in the 2nd, 1st, and 1st quintiles of its performance universe for its three month, one year, and since inception periods, respectively.
VNLA was reported to be in the 2nd, 2nd, 2nd, 2nd, and 1st quintiles of its performance universe for each of its one-
, two-, three-, four-, and five-year periods;
JSML was reported to be in the 4th, 1st, 1st, 3rd, and 3rd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JSMD was reported to be in the 3rd, 2nd, 1st, 2nd, and 2nd quintiles of its performance universe for its one-, two-, three-, four-, and five-year periods, respectively;
JRE was reported to be in the 2nd, 4th, and 2nd quintiles of its performance universe for its one-, two-, and three-
year periods, respectively; and
SSPX was reported to be in the 5th quintile of its performance universe for its one-, two-, and three- year periods.
With respect to JSML and JSMD, the Board noted that these Funds had operated as index-based during the periods described above and, as a result, had been passively managed to seek to track the returns of specified indices. For this reason, the Board also considered the performance of these Funds in relation to the performance of each Fund’s respective underlying index (i.e., “tracking error”) and considered that the tracking error was within anticipated ranges.
The Board considered the Adviser’s explanation of performance results for each Fund across the relevant periods provided as part of the consideration of the renewal of the Investment Advisory Agreement, and during the course of the previous year.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the management fee rates and total expense ratios of each Fund are reasonable in relation to the services provided by the Adviser to such Fund, as well as the costs incurred and benefits gained by the Adviser in providing such services. The Board also found the management fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs and mutual funds (as applicable). As a result, the
Board concluded that the renewal of the Investment Management Agreement for an additional one-year period was in the best interests of each Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the renewal of the Investment Management Agreement for each Fund.

125-24-93100 04-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2025
Janus Henderson Income ETF
Janus Detroit Street Trust

Janus Henderson Income ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Asset-Backed Securities - 8.6%
ACHM Mortgage Trust, 7.2600%, 5/25/39 (144A) $ 661,326 $ 683,812
ACHV ABS TRUST, 8.4700%, 3/18/30 (144A) 286,010 289,893
Affirm Asset Securitization Trust, 6.1600%, 2/15/29 (144A) 565,000 567,774
Ally Bank Auto Credit-Linked Notes, 8.0360%, 9/15/32 (144A) 402,719 406,812
Bayview Opportunity Master Fund VII LLC, SOFR30A + 3.6000%, 7.9537%,
12/26/31 (144A)
‡
596,202 606,292
Bayview Opportunity Master Fund VII LLC, SOFR30A + 2.7500%, 7.1037%,
6/25/47 (144A)
‡
83,704 85,758
Business Jet Securities LLC, 9.1320%, 5/15/39 (144A) 246,171 249,907
Carvana Auto Receivables Trust, 3.1600%, 6/12/28 (144A) 461,275 446,764
CF Hippolyta Issuer LLC, 2.2800%, 7/15/60 (144A) 292,322 287,643
Coinstar Funding LLC, 5.2160%, 4/25/47 (144A) 239,200 213,545
Exeter Automobile Receivables Trust, 7.8400%, 10/15/31 (144A) 95,000 96,006
FHF Issuer Trust, 5.6900%, 8/15/31 (144A) 305,000 306,333
FHF Issuer Trust, 5.9500%, 6/15/32 (144A) 193,000 192,175
FIGRE Trust, 5.9740%, 12/25/54 (144A)
‡
466,991 466,579
Foundation Finance Trust, 9.1000%, 6/15/49 (144A) 240,000 255,954
Huntington Bank Auto Credit-Linked Notes, 6.1530%, 5/20/32 (144A) 460,400 465,662
Huntington Bank Auto Credit-Linked Notes, SOFR30A + 5.2500%, 9.6004%,
5/20/32 (144A)
‡
225,370 229,972
Mission Lane Credit Card Master Trust, 7.6900%, 11/15/28 (144A) 160,000 160,346
Mission Lane Credit Card Master Trust, 9.6700%, 11/15/28 (144A) 318,000 319,305
MVW LLC, 5.7500%, 9/22/42 (144A) 307,000 310,079
PRET LLC, 5.4871%, 10/25/51 (144A)
‡
294,707 294,038
Reach ABS Trust, 6.9000%, 2/18/31 (144A) 198,000 202,823
Santander Bank Auto Credit-Linked Notes, 7.7620%, 6/15/32 (144A) 576,269 578,113
Santander Bank Auto Credit-Linked Notes, 8.8810%, 1/18/33 (144A) 900,000 902,349
Santander Bank Auto Credit-Linked Notes, 6.6630%, 12/15/33 (144A) 289,385 292,222
Sierra Timeshare Receivables Funding LLC, 6.8600%, 1/21/42 (144A) 468,814 456,299
Sotheby's Artfi Master Trust, 7.9100%, 12/22/31 (144A) 500,000 502,779
Tricolor Auto Securitization Trust, 5.7200%, 10/15/29 (144A) 802,000 801,889
US Bank NA, 6.7890%, 8/25/32 (144A) 103,211 104,446
Westlake Automobile Receivables Trust, 3.4200%, 4/15/27 (144A) 1,000,000 989,565
Total Asset-Backed Securities (cost $11,776,076) 11,765,134
Bank Loans - 8.4%
Client Specific - 0.2%
Spa Holdings 3 Oy, First Lien Term Loan B, CME Term SOFR 3 Month + 3.7500%,
8.3108%, 2/4/28
‡,ƒ
300,000 296,625
Communication Services - 1.0%
CCI Buyer, Inc., First Lien Term Loan, CME Term SOFR 3 Month + 4.0000%,
8.2992%, 12/17/27
‡,ƒ
300,000 299,817
CE Intermediate I LLC, First Lien Term Loan, CME Term SOFR 3 Month +
3.0000%, 7.2978%, 3/25/32
‡,ƒ
139,000 137,495
DIRECTV Financing LLC, First Lien Term Loan B, CME Term SOFR 3 Month +
5.2500%, 9.7913%, 8/2/29
‡,ƒ
263,633 254,440
International Entertainment JJCo . 3 Ltd., First Lien Term Loan B, 7.8849%, 4/2/32
‡,ƒ
149,000 148,628
Summer BC Bidco B LLC, First Lien Term Loan B1, CME Term SOFR 3 Month +
5.0000%, 9.5592%, 2/15/29
‡,ƒ
121,000 119,285
Summer BC Holdco B SARL, First Lien Term Loan B, CME Term SOFR 3 Month +
5.0000%, 9.5592%, 2/15/29
‡,ƒ
421,000 415,034
1,374,699
Communications - 0.1%
Cengage Learning, Inc., First Lien Term Loan, CME Term SOFR 1 Month +
3.5000%, 7.8267%, 3/24/31
‡,ƒ
149,625 148,826

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
4 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - (continued)
Consumer Discretionary - 0.8%
Gloves Buyer, Inc., First Lien Term Loan, CME Term SOFR 12 Month + 4.2500%,
8.4568%, 1/16/32
‡,ƒ
$ 362,000 $ 344,986
Lernen Bidco . Ltd., 8.1971%, 9/30/31
‡,ƒ
300,000 298,125
Varsity Brands, Inc., First Lien Term Loan B, CME Term SOFR 3 Month +
3.5000%, 7.8185%, 8/26/31
‡,ƒ
463,000 454,319
1,097,430
Consumer Staples - 0.3%
Celsius Holdings, Inc., First Lien Term Loan, CME Term SOFR 3 Month + 3.2500%,
7.5476%, 4/1/32
‡,ƒ
158,000 156,946
Journey Personal Care Corp., First Lien Term Loan B, CME Term SOFR 3 Month +
3.7500%, 8.0492%, 3/1/28
‡,ƒ
114,415 113,223
Solina Group Services SAS, First Lien Term Loan, CME Term SOFR 3 Month +
3.2500%, 7.5488%, 3/12/29
‡,ƒ
170,000 168,725
438,894
Financials - 0.5%
Aretec Group, Inc., First Lien Term Loan B3, CME Term SOFR 1 Month +
3.5000%, 7.8216%, 8/9/30
‡,ƒ
300,000 298,125
Mermaid Bidco , Inc., First Lien Term Loan B, CME Term SOFR 3 Month +
3.2500%, 7.5531%, 7/3/31
‡,ƒ
289,271 286,379
OVG Business Services LLC, First Lien Term Loan, CME Term SOFR 1 Month +
3.0000%, 7.3216%, 6/25/31
‡,ƒ
97,510 96,413
680,917
Health Care - 1.4%
Dermatology Intermediate Holdings III, Inc., First Lien Term Loan, CME Term SOFR
3 Month + 4.2500%, 8.5297%, 3/26/29
‡,ƒ
278,976 257,238
Financiere Mendel SAS, First Lien Term Loan B, CME Term SOFR 1 Month +
2.7500%, 7.0647%, 11/8/30
‡,ƒ
66,833 66,498
Heartland Dental LLC, First Lien Term Loan, CME Term SOFR 1 Month +
4.5000%, 8.8216%, 4/28/28
‡,ƒ
300,000 296,325
IQVIA, Inc., First Lien Term Loan B5, CME Term SOFR 3 Month + 1.7500%,
6.0492%, 1/2/31
‡,ƒ
328,178 327,685
LifePoint Health, Inc., First Lien Term Loan, CME Term SOFR 3 Month + 3.5000%,
7.8168%, 5/19/31
‡,ƒ
80,798 78,728
Star Parent, Inc., First Lien Term Loan, CME Term SOFR 3 Month + 4.0000%,
8.2992%, 9/27/30
‡,ƒ
420,633 406,176
VetStrategy Canada Holdings, Inc., First Lien Term Loan C, CME Term SOFR 3
Month + 3.7500%, 8.0492%, 12/12/28
‡,ƒ
420,000 416,149
1,848,799
Industrials - 0.8%
Arcline FM Holdings LLC, First Lien Term Loan, CME Term SOFR 1 Month +
3.5000%, 7.8193%, 6/24/30
‡,ƒ
150,533 149,968
Foundation Building Materials, Inc., First Lien Term Loan, CME Term SOFR 3
Month + 4.0000%, 8.5524%, 1/29/31
‡,ƒ
273,618 251,436
Foundation Building Materials, Inc., First Lien Term Loan B3, CME Term SOFR 12
Month + 5.2500%, 9.3029%, 1/29/31
‡,ƒ
98,000 90,814
Inizio Group Ltd., First Lien Term Loan, CME Term SOFR 3 Month + 4.2500%,
8.6492%, 8/21/28
‡,ƒ
278,000 268,965
NA Rail Hold Co. LLC, First Lien Term Loan B3, CME Term SOFR 3 Month +
3.0000%, 7.2859%, 3/8/32
‡,ƒ
106,000 105,503
Stonepeak Nile Parent LLC, First Lien Term Loan, CME Term SOFR 3 Month +
2.7500%, 6.9797%, 4/9/32
‡,ƒ
176,000 172,737
1,039,423

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 5
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Bank Loans - (continued)
Information Technology - 1.7%
Clearwater Analytics LLC, First Lien Term Loan, CME Term SOFR 3 Month +
2.2500%, 6.5195%, 4/21/32
‡,ƒ
$ 63,000 $ 62,685
Fortress Intermediate 3, Inc., First Lien Term Loan, CME Term SOFR 1 Month +
3.7500%, 8.0716%, 6/27/31
‡,ƒ
300,000 293,250
Getty Images, Inc., First Lien Term Loan B1, 11.2500%, 2/21/30
ƒ
73,000 71,905
Hoya Midco LLC, First Lien Term Loan, CME Term SOFR 3 Month + 2.2500%,
6.5297%, 2/5/29
‡,ƒ
422,000 413,560
Leia Finco US LLC, First Lien Term Loan, CME Term SOFR 3 Month + 3.2500%,
7.4576%, 10/9/31
‡,ƒ
140,000 138,989
Modena Buyer LLC, First Lien Term Loan, CME Term SOFR 3 Month + 4.5000%,
8.7910%, 7/1/31
‡,ƒ
474,119 448,464
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, CME Term SOFR 6
Month + 3.2500%, 7.5492%, 10/28/30
‡,ƒ
300,000 298,542
Project Alpha Intermediate Holding, Inc., Second Lien Term Loan, CME Term SOFR
12 Month + 5.0000%, 8.7767%, 11/22/32
‡,ƒ
32,000 30,600
Proofpoint, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 3.0000%,
7.3216%, 8/31/28
‡,ƒ
224,433 222,974
X Corp., First Lien Term Loan B3, 9.5000%, 2/14/30
ƒ
249,000 242,723
Zodiac Purchaser LLC, First Lien Term Loan, CME Term SOFR 1 Month +
3.5000%, 7.8216%, 2/16/32
‡,ƒ
176,000 173,580
2,397,272
Materials - 1.3%
Barentz International BV, First Lien Term Loan B3, CME Term SOFR 3 Month +
3.2500%, 7.6492%, 3/3/31
‡,ƒ
250,000 246,562
Lonza Group AG, First Lien Term Loan B, CME Term SOFR 3 Month + 3.9250%,
8.3242%, 7/3/28
‡,ƒ
459,300 417,338
ProAmpac PG Borrower LLC, First Lien Term Loan, CME Term SOFR 3 Month +
4.0000%, 8.2824%, 9/15/28
‡,ƒ
420,000 412,440
SCIH Salt Holdings, Inc., First Lien Term Loan B1, CME Term SOFR 3 Month +
3.0000%, 7.2797%, 1/31/29
‡,ƒ
245,385 242,875
White Cap Supply Holdings LLC, First Lien Term Loan C, CME Term SOFR 1
Month + 3.2500%, 7.5750%, 10/19/29
‡,ƒ
426,308 414,776
1,733,991
Utilities - 0.3%
Long Ridge Energy LLC, First Lien Term Loan B, CME Term SOFR 1 Month +
4.5000%, 8.8250%, 2/19/32
‡,ƒ
224,000 211,120
Talen Energy Supply LLC, First Lien Term Loan B, CME Term SOFR 3 Month +
2.5000%, 6.8180%, 12/11/31
‡,ƒ
249,375 248,218
459,338
Total Bank Loans (cost $11,687,192) 11,516,214
Collateralized Loan Obligations - 8.0%
Ares LIII CLO Ltd. 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%,
5.5552%, 10/24/36 (144A)
‡
1,072,000 1,066,287
ARES Loan Funding III Ltd. 2022-ALF3A A1R, CME Term SOFR 3 Month +
1.2700%, 5.5518%, 7/25/36 (144A)
‡
1,300,000 1,292,850
Ares LXV CLO Ltd. 2022-65A D, CME Term SOFR 3 Month + 3.6500%, 7.9318%,
7/25/34 (144A)
‡
250,000 250,625
Ballyrock CLO 22 Ltd. 2024-22A A1A, CME Term SOFR 3 Month + 1.5400%,
5.7961%, 4/15/37 (144A)
‡
250,000 250,244
BlueMountain CLO XXXI Ltd. 2021-31A A1, CME Term SOFR 3 Month + 1.4116%,
5.6811%, 4/19/34 (144A)
‡
350,000 350,000
Cedar Funding IX CLO Ltd. 2018-9A AR, CME Term SOFR 3 Month + 1.4200%,
5.6895%, 7/20/37 (144A)
‡
500,000 499,068

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
6 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding Ltd. 2021-3A D, CME Term SOFR 3 Month + 3.2616%, 7.5177%,
7/15/36 (144A)
‡
$ 250,000 $ 249,407
CIFC Funding Ltd. 2023-3A D, CME Term SOFR 3 Month + 4.2500%, 8.5195%,
1/20/37 (144A)
‡
250,000 250,299
CIFC Funding Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.4200%, 5.7018%,
7/25/37 (144A)
‡
400,000 400,149
KKR CLO 36 Ltd. 36A A, CME Term SOFR 3 Month + 1.4416%, 5.6977%,
10/15/34 (144A)
‡
1,000,000 1,000,000
Madison Park Funding LXVI Ltd. 2024-66A A2, CME Term SOFR 3 Month +
1.5800%, 5.9260%, 10/21/37 (144A)
‡
1,000,000 996,975
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A AR, CME Term SOFR 3
Month + 0.9500%, 5.2105%, 7/16/35 (144A)
‡
1,000,000 993,359
Oaktree CLO Ltd. 2024-26A D1, CME Term SOFR 3 Month + 3.4500%, 7.7195%,
4/20/37 (144A)
‡
500,000 499,663
Octagon 75 Ltd. 2025-1A D2, CME Term SOFR 3 Month + 3.6500%, 7.9353%,
1/22/38 (144A)
‡
700,000 704,165
Palmer Square CLO Ltd. 2022-3A D1R, CME Term SOFR 3 Month + 2.9500%,
7.2195%, 7/20/37 (144A)
‡
640,000 637,197
Rad CLO 10 Ltd. 2021-10A A, CME Term SOFR 3 Month + 1.4316%, 5.7110%,
4/23/34 (144A)
‡
1,050,000 1,049,522
Wind River CLO Ltd. 2021-4A D, CME Term SOFR 3 Month + 3.4616%, 7.7311%,
1/20/35 (144A)
‡
500,000 478,770
Total Collateralized Loan Obligations (cost $10,983,937) 10,968,580
Convertible Bond - 0.1%
Consumer Staples - 0.1%
Herbalife Ltd., 4.2500%, 6/15/28 (cost $145,246) 184,000 150,770
Corporate Bonds - 36.5%
Basic Materials - 2.0%
Capstone Copper Corp., 6.7500%, 3/31/33 (144A) 329,000 323,262
Celanese US Holdings LLC, 6.6290%, 7/15/32Ç 72,000 70,786
Celanese US Holdings LLC, 6.9500%, 11/15/33Ç 218,000 218,423
Fedrigoni SpA, EURIBOR 3 Month + 4.0000%, 6.3550%, 1/15/30‡ EUR 320,000 357,810
First Quantum Minerals Ltd., 8.0000%, 3/1/33 (144A) $ 400,000 395,752
FMG Resources August 2006 Pty. Ltd., 4.3750%, 4/1/31 (144A) 314,000 284,180
Mineral Resources Ltd., 9.2500%, 10/1/28 (144A) 266,000 251,560
Olympus Water US Holding Corp., 5.3750%, 10/1/29 EUR 320,000 332,840
Taseko Mines Ltd., 8.2500%, 5/1/30 (144A) $ 299,000 301,902
Tronox, Inc., 4.6250%, 3/15/29 (144A) 338,000 273,603
2,810,118
Communications - 2.8%
AMC Networks, Inc., 10.2500%, 1/15/29 (144A) 289,000 296,926
AMC Networks, Inc., 4.2500%, 2/15/29 169,000 124,430
Charter Communications Operating LLC, 6.5500%, 6/1/34 383,000 394,974
CSC Holdings LLC, 11.2500%, 5/15/28 (144A) 400,000 391,006
Fibercop SpA, 7.8750%, 7/31/28 EUR 220,000 277,335
Level 3 Financing, Inc., 3.7500%, 7/15/29 (144A) $ 406,000 305,223
Lumen Technologies, Inc., 4.1250%, 4/15/29 (144A) 195,411 183,686
Lumen Technologies, Inc., 10.0000%, 10/15/32 (144A) 184,918 184,456
McGraw-Hill Education, Inc., 8.0000%, 8/1/29 (144A) 102,000 101,019
McGraw-Hill Education, Inc., 7.3750%, 9/1/31 (144A) 270,000 275,875
Midcontinent Communications, 8.0000%, 8/15/32 (144A) 270,000 275,264
Nexstar Media, Inc., 4.7500%, 11/1/28 (144A) 273,000 257,074
Univision Communications, Inc., 8.5000%, 7/31/31 (144A) 419,000 395,652

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 7
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Communications - (continued)
Ziggo Bond Co. BV, 6.1250%, 11/15/32 EUR 320,000 $ 344,572
3,807,492
Consumer, Cyclical - 9.1%
Adler Pelzer Holding GmbH, 9.5000%, 4/1/27 EUR 220,000 233,829
Allwyn Entertainment Financing UK plc, 7.2500%, 4/30/30 EUR 320,000 383,767
Amer Sports Co., 6.7500%, 2/16/31 (144A) $ 135,000 136,545
American Airlines, Inc., 8.5000%, 5/15/29 (144A) 437,000 445,388
Aston Martin Capital Holdings Ltd., 10.3750%, 3/31/29 GBP 320,000 375,257
Beazer Homes USA, Inc., 7.5000%, 3/15/31 (144A) $ 302,000 291,786
Bertrand Franchise Finance SAS, EURIBOR 3 Month + 3.7500%,
5.9860%, 7/18/30‡ EUR 320,000 362,441
Caesars Entertainment, Inc., 6.0000%, 10/15/32 (144A) $ 331,000 312,048
Carvana Co., 4.8750%, 9/1/29 (144A) 564,000 500,725
Carvana Co., 11.0000% (11.00% Cash, 13.00% PIK), 6/1/30 (144A)Ø 558,227 591,076
CD&R Firefly Bidco plc, 8.6250%, 4/30/29 GBP 320,000 435,977
Champ Acquisition Corp., 8.3750%, 12/1/31 (144A) $ 224,000 235,979
CT Investment GmbH, 6.3750%, 4/15/30 EUR 320,000 374,218
eG Global Finance plc, 11.0000%, 11/30/28 EUR 320,000 402,864
Forvia SE, 8.0000%, 6/15/30 (144A) $ 533,000 530,643
Foundation Building Materials, Inc., 6.0000%, 3/1/29 (144A) 156,000 131,491
Full House Resorts, Inc., 8.2500%, 2/15/28 (144A) 363,000 339,724
General Motors Financial Co., Inc., ICE LIBOR USD 3 Month + 3.5980%,
5.7500%, 9/30/27‡,μ 293,000 272,709
Grupo Antolin-Irausa SA, 10.3750%, 1/30/30 EUR 200,000 151,699
Hasbro, Inc., 6.0500%, 5/14/34 $ 521,000 528,821
Hilton Grand Vacations Borrower LLC, 4.8750%, 7/1/31 (144A) 338,000 294,130
JB Poindexter & Co., Inc., 8.7500%, 12/15/31 (144A) 165,000 165,887
LBM Acquisition LLC, 6.2500%, 1/15/29 (144A) 300,000 262,885
LGI Homes, Inc., 4.0000%, 7/15/29 (144A) 652,000 567,371
LHMC Finco 2 Sarl, 7.2500% (7.25% Cash, 8.00% PIK), 10/2/25Ø EUR 320,567 364,404
Lions Gate Capital Holdings 1, Inc., 5.5000%, 4/15/29 (144A) $ 317,000 286,092
Mattel, Inc., 5.4500%, 11/1/41 321,000 275,884
Mohegan Tribal Gaming Authority, 8.2500%, 4/15/30 (144A) 327,000 326,947
Patrick Industries, Inc., 6.3750%, 11/1/32 (144A) 292,000 283,482
Penn Entertainment, Inc., 4.1250%, 7/1/29 (144A) 508,000 445,575
Pinewood Finco plc, 6.0000%, 3/27/30 GBP 220,000 292,332
Pinnacle Bidco plc, 8.2500%, 10/11/28 EUR 320,000 384,676
QXO Building Products, Inc., 6.7500%, 4/30/32 (144A) $ 191,000 191,494
SIG plc, 9.7500%, 10/31/29 EUR 220,000 249,022
Victra Holdings LLC, 8.7500%, 9/15/29 (144A) $ 442,000 448,549
Warnermedia Holdings, Inc., 5.1410%, 3/15/52 227,000 155,191
White Cap Buyer LLC, 6.8750%, 10/15/28 (144A) 62,000 60,410
Wynn Macau Ltd., 5.1250%, 12/15/29 (144A) 470,000 433,918
12,525,236
Consumer, Non-cyclical - 4.4%
Allied Universal Holdco LLC, 4.8750%, 6/1/28 GBP 246,000 312,564
CVS Health Corp., 4.7800%, 3/25/38 $ 201,000 181,277
CVS Health Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.8860%, 7.0000%, 3/10/55‡ 169,000 170,952
Garda World Security Corp., 6.0000%, 6/1/29 (144A) 298,000 278,738
Garda World Security Corp., 8.2500%, 8/1/32 (144A) 172,000 168,971
Garda World Security Corp., 8.3750%, 11/15/32 (144A) 131,000 129,221
Heartland Dental LLC, 10.5000%, 4/30/28 (144A) 485,000 511,041

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
8 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
HLF Financing Sarl LLC, 12.2500%, 4/15/29 (144A) $ 175,000 $ 185,688
HLF Financing Sarl LLC, 4.8750%, 6/1/29 (144A) 103,000 78,663
Humana, Inc., 5.8750%, 3/1/33 299,000 306,196
Iceland Bondco plc, 4.3750%, 5/15/28 GBP 320,000 391,093
JBS USA Holding Lux SARL, 6.7500%, 3/15/34 $ 270,000 292,712
Keurig Dr Pepper, Inc., 5.1500%, 5/15/35 270,000 269,461
LifePoint Health, Inc., 11.0000%, 10/15/30 (144A) 27,000 29,555
Organon & Co., 5.1250%, 4/30/31 (144A) 646,000 542,221
Picard Groupe SAS, 6.3750%, 7/1/29 EUR 220,000 260,714
Pilgrim's Pride Corp., 6.2500%, 7/1/33 $ 279,000 290,581
Raven Acquisition Holdings LLC, 6.8750%, 11/15/31 (144A) 588,000 573,503
Rentokil Terminix Funding LLC, 5.6250%, 4/28/35 (144A) 200,000 200,669
Solventum Corp., 5.6000%, 3/23/34 122,000 123,350
Surgery Center Holdings, Inc., 7.2500%, 4/15/32 (144A) 67,000 66,848
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 310,000 303,230
Veritiv Operating Co., 10.5000%, 11/30/30 (144A) 420,000 438,711
6,105,959
Diversified - 0.2%
ProGroup AG, 5.3750%, 4/15/31 EUR 320,000 351,068
Energy - 2.3%
Civitas Resources, Inc., 8.7500%, 7/1/31 (144A) $ 331,000 314,625
Columbia Pipelines Holding Co. LLC, 5.0970%, 10/1/31 (144A) 125,000 123,379
DT Midstream, Inc., 5.8000%, 12/15/34 (144A) 271,000 268,462
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27 (144A) 393,000 406,296
ITT Holdings LLC, 6.5000%, 8/1/29 (144A) 160,000 146,089
Occidental Petroleum Corp., 5.5500%, 10/1/34 426,000 397,614
OEG Finance plc, 7.2500%, 9/27/29 EUR 320,000 367,855
Rockies Express Pipeline LLC, 6.7500%, 3/15/33 (144A) $ 101,000 102,619
Sunoco LP, 6.2500%, 7/1/33 (144A) 239,000 238,678
Tallgrass Energy Partners LP, 6.0000%, 9/1/31 (144A) 457,000 421,295
TerraForm Power Operating LLC, 4.7500%, 1/15/30 (144A) 334,000 314,804
3,101,716
Financial - 6.8%
American Express Co., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 2.8540%, 3.5500%, 9/15/26‡,μ 452,000 432,489
Aretec Group, Inc., 10.0000%, 8/15/30 (144A) 253,000 272,418
Bank of America Corp., SOFR + 1.6970%, 5.7440%, 2/12/36‡ 834,000 832,210
Blue Owl Credit Income Corp., 5.8000%, 3/15/30 (144A) 361,000 353,493
Blue Owl Finance LLC, 6.2500%, 4/18/34 122,000 123,090
BroadStreet Partners, Inc., 5.8750%, 4/15/29 (144A) 290,000 280,003
Burford Capital Global Finance LLC, 6.8750%, 4/15/30 (144A) 428,000 427,138
Capital One Financial Corp., SOFR + 2.0360%, 6.1830%, 1/30/36‡ 732,000 722,884
CBRE Services, Inc., 5.5000%, 6/15/35 312,000 310,831
Citigroup, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
3.4170%, 3.8750%, 2/18/26‡,μ 441,000 428,898
Discover Financial Services, SOFRINDX + 3.3700%, 7.9640%, 11/2/34‡ 106,000 121,591
GGAM Finance Ltd., 8.0000%, 6/15/28 (144A) 393,000 412,464
GLP Capital LP, 4.0000%, 1/15/31 453,000 420,139
Jane Street Group, 6.7500%, 5/1/33 (144A) 112,000 112,528
JPMorgan Chase & Co., US Treasury Yield Curve Rate T Note Constant Maturity 5
Year + 2.8500%, 3.6500%, 6/1/26‡,μ 441,000 427,256
JPMorgan Chase & Co., SOFR + 1.0100%, 5.1400%, 1/24/31‡ 124,000 126,632
LPL Holdings, Inc., 6.0000%, 5/20/34 123,000 125,143

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 9
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
LPL Holdings, Inc., 5.7500%, 6/15/35 $ 213,000 $ 211,842
Macquarie Airfinance Holdings Ltd., 6.5000%, 3/26/31 (144A) 284,000 291,724
Morgan Stanley, CME Term SOFR 3 Month + 1.8896%, 4.4310%, 1/23/30‡ 128,000 127,036
Navient Corp., 4.8750%, 3/15/28 312,000 300,109
Navient Corp., 5.5000%, 3/15/29 106,000 100,353
OneMain Finance Corp., 6.7500%, 3/15/32 470,000 460,990
PNC Financial Services Group, Inc. (The), US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.2380%, 6.2000%, 9/15/27‡,μ 314,000 313,793
Rithm Capital Corp., 8.0000%, 4/1/29 (144A) 280,000 279,543
Sixth Street Lending Partners, 6.5000%, 3/11/29 218,000 221,658
Starwood Property Trust, Inc., 6.5000%, 10/15/30 (144A) 249,000 251,236
StoneX Group, Inc., 7.8750%, 3/1/31 (144A) 377,000 392,469
Uniti Group LP, 6.0000%, 1/15/30 (144A) 147,000 131,461
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35‡ 123,000 125,331
VICI Properties LP, 5.6250%, 4/1/35 220,000 217,708
9,354,460
Industrial - 3.0%
Ardagh Metal Packaging Finance USA LLC, 3.0000%, 9/1/29 EUR 540,000 519,086
Assemblin Caverion Group AB, EURIBOR 3 Month + 3.5000%, 5.8490%, 7/1/31‡ EUR 320,000 360,154
Bombardier, Inc., 7.4500%, 5/1/34 (144A) $ 667,000 700,038
Mauser Packaging Solutions Holding Co., 9.2500%, 4/15/27 (144A) 305,000 279,842
Molex Electronic Technologies LLC, 5.2500%, 4/30/32 (144A) 106,000 107,444
Quikrete Holdings, Inc., 6.7500%, 3/1/33 (144A) 410,000 411,534
Rand Parent LLC, 8.5000%, 2/15/30 (144A) 380,000 353,357
Regal Rexnord Corp., 6.4000%, 4/15/33 312,000 317,929
Reno de Medici SpA, EURIBOR 3 Month + 5.0000%, 7.5010%, 4/15/29‡ EUR 320,000 281,841
Stonepeak Nile Parent LLC, 7.2500%, 3/15/32 (144A) $ 198,000 201,020
Wilsonart LLC, 11.0000%, 8/15/32 (144A) 603,000 545,847
4,078,092
Technology - 2.3%
AppLovin Corp., 5.5000%, 12/1/34 125,000 124,876
Cloud Software Group, Inc., 6.5000%, 3/31/29 (144A) 319,000 319,114
Cloud Software Group, Inc., 9.0000%, 9/30/29 (144A) 323,000 325,400
Crowdstrike Holdings, Inc., 3.0000%, 2/15/29 181,000 167,838
Fiserv, Inc., 5.1500%, 8/12/34 128,000 125,815
Intel Corp., 5.7000%, 2/10/53 139,000 123,809
Intel Corp., 3.1000%, 2/15/60 492,000 262,937
NetApp, Inc., 5.7000%, 3/17/35 414,000 415,885
Rocket Software, Inc., 6.5000%, 2/15/29 (144A) 334,000 317,690
TeamSystem SpA, EURIBOR 3 Month + 3.5000%, 5.7790%, 7/31/31‡ EUR 320,000 362,654
Unisys Corp., 6.8750%, 11/1/27 (144A) $ 266,000 255,972
Western Digital Corp., 2.8500%, 2/1/29 329,000 300,208
3,102,198
Utilities - 3.6%
Algonquin Power & Utilities Corp., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.2490%, 4.7500%, 1/18/82‡ 452,000 424,321
Alpha Generation LLC, 6.7500%, 10/15/32 (144A) 423,000 431,084
Ameren Corp., 5.3750%, 3/15/35 484,000 483,279
American Electric Power Co., Inc., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 2.6750%, 3.8750%, 2/15/62‡ 298,000 279,932
Calpine Corp., 5.0000%, 2/1/31 (144A) 273,000 262,596
Calpine Corp., 3.7500%, 3/1/31 (144A) 288,000 266,245

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
10 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Utilities - (continued)
Duke Energy Corp., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.5880%, 6.4500%, 9/1/54‡ $ 127,000 $ 127,267
EP Infrastructure A/S, 1.8160%, 3/2/31 EUR 320,000 318,317
Long Ridge Energy LLC, 8.7500%, 2/15/32 (144A) $ 465,000 442,777
NiSource, Inc., US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.5270%, 6.3750%, 3/31/55‡ 425,000 414,631
NRG Energy, Inc., 7.0000%, 3/15/33 (144A) 442,000 476,222
NRG Energy, Inc., 6.2500%, 11/1/34 (144A) 287,000 286,559
Vistra Operations Co. LLC, 6.9500%, 10/15/33 (144A) 723,000 776,352
4,989,582
Total Corporate Bonds (cost 50,101,821) 50,225,921
Mortgage-Backed Securities - 45.6%
BAMLL Re-REMIC Trust
0.0099%, 2/27/51 (144A)
‡
243,129 173,825
0.0000%, 11/27/51 (144A)
§
257,817 187,152
0.9605%, 9/27/52 (144A)
‡
327,626 273,069
BX Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.1145%, 6.4363%, 9/15/36 (144A)
‡
325,000 319,365
CME Term SOFR 1 Month + 2.4645%, 6.7865%, 6/15/38 (144A)
‡
284,940 281,750
CME Term SOFR 1 Month + 1.9409%, 6.2628%, 2/15/39 (144A)
‡
148,756 147,837
CME Term SOFR 1 Month + 1.2928%, 5.6147%, 12/15/39 (144A)
‡
193,169 192,408
CME Term SOFR 1 Month + 1.6423%, 5.9642%, 12/15/39 (144A)
‡
75,955 75,271
CME Term SOFR 1 Month + 1.8920%, 6.2138%, 12/15/39 (144A)
‡
468,857 463,984
7.9698%, 8/13/41 (144A)
‡
888,000 884,382
CME Term SOFR 1 Month + 2.7905%, 7.1125%, 10/15/41 (144A)
‡
216,775 214,149
BX Trust
CME Term SOFR 1 Month + 2.8894%, 7.2113%, 7/15/29 (144A)
‡
250,000 240,449
CME Term SOFR 1 Month + 2.9413%, 7.2632%, 3/15/30 (144A)
‡
301,000 296,501
CME Term SOFR 1 Month + 2.3590%, 6.6810%, 10/15/36 (144A)
‡
325,000 320,729
CME Term SOFR 1 Month + 2.7080%, 7.0300%, 10/15/36 (144A)
‡
600,000 590,046
CME Term SOFR 1 Month + 0.7492%, 5.0711%, 4/15/39 (144A)
‡
464,729 461,249
CME Term SOFR 1 Month + 2.1110%, 6.4328%, 4/15/39 (144A)
‡
232,364 229,465
CME Term SOFR 1 Month + 2.6901%, 7.0120%, 4/15/41 (144A)
‡
211,321 209,241
BXHPP Trust
CME Term SOFR 1 Month + 0.7645%, 5.0865%, 8/15/36 (144A)
‡
220,000 207,436
CME Term SOFR 1 Month + 1.0145%, 5.3365%, 8/15/36 (144A)
‡
375,000 343,871
BXP Trust , 3.5390% , 6/13/39 (144A)
‡
240,000 228,116
CAMB Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.0470% ,
6.3690% , 12/15/37 (144A)
‡
1,000,000 993,856
Citigroup Commercial Mortgage Trust , CME Term SOFR 1 Month + 4.6145% ,
8.9365% , 10/15/38 (144A)
‡
1,000,000 981,080
COMM Mortgage Trust , 3.5134% , 8/15/57 (144A)
‡
500,000 444,835
Connecticut Avenue Securities Trust
SOFR30A + 4.5000%, 8.8537%, 1/25/42 (144A)
‡
500,000 517,500
SOFR30A + 5.9000%, 10.2537%, 7/25/43 (144A)
‡
1,000,000 1,053,813
SOFR30A + 2.8000%, 7.1527%, 3/25/44 (144A)
‡
1,425,000 1,437,495
SOFR30A + 1.7000%, 6.0537%, 7/25/44 (144A)
‡
190,000 189,175
SOFR30A + 1.6000%, 5.9537%, 9/25/44 (144A)
‡
61,632 61,545
SOFR30A + 1.5000%, 5.8527%, 1/25/45 (144A)
‡
112,000 111,183
SOFR30A + 1.7000%, 6.0527%, 1/25/45 (144A)
‡
1,390,536 1,354,573
SOFR30A + 1.9500%, 6.3027%, 2/25/45 (144A)
‡
830,000 815,516
SOFR30A + 1.6000%, 5.9537%, 3/25/45 (144A)
‡
190,000 190,525
SOFR30A + 2.2500%, 6.6037%, 3/25/45 (144A)
‡
86,000 86,342

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 11
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
COOPR Residential Mortgage Trust , 5.6540% , 5/25/60 (144A)
Ç
$ 820,000 $ 824,484
DROP Mortgage Trust , CME Term SOFR 1 Month + 1.2645% , 5.5865% , 10/15/43
(144A)
‡
325,000 302,070
Extended Stay America Trust , CME Term SOFR 1 Month + 3.8145% ,
8.1365% , 7/15/38 (144A)
‡
472,714 466,806
Fashion Show Mall LLC , 5.8259% , 10/10/41 (144A)
‡
1,000,000 1,010,854
FHLMC STACR REMIC Trust
SOFR30A + 6.2500%, 10.6037%, 10/25/33 (144A)
‡
250,000 297,309
SOFR30A + 2.1000%, 6.4537%, 9/25/41 (144A)
‡
440,000 439,450
SOFR30A + 6.2500%, 10.6037%, 9/25/41 (144A)
‡
160,000 165,131
SOFR30A + 7.0000%, 11.3537%, 12/25/41 (144A)
‡
158,000 168,660
SOFR30A + 3.7500%, 8.1037%, 2/25/42 (144A)
‡
985,000 1,020,795
SOFR30A + 1.8000%, 6.1537%, 8/25/44 (144A)
‡
325,000 324,190
SOFR30A + 1.4500%, 5.8037%, 10/25/44 (144A)
‡
325,000 323,509
SOFR30A + 1.3500%, 5.7037%, 1/25/45 (144A)
‡
380,000 374,925
SOFR30A + 1.6500%, 6.0037%, 2/25/45 (144A)
‡
350,000 347,153
FNMA/FHLMC UMBS, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
^
105,000 87,265
3.0000%, TBA, 30 Year Maturity
^
4,468,000 3,873,586
3.5000%, TBA, 30 Year Maturity
^
5,733,000 5,171,521
4.0000%, TBA, 30 Year Maturity
^
1,559,000 1,452,235
4.5000%, TBA, 30 Year Maturity
^
3,298,000 3,153,149
5.0000%, TBA, 30 Year Maturity
^
1,963,000 1,921,624
5.5000%, TBA, 30 Year Maturity
^
6,438,000 6,423,057
6.0000%, TBA, 30 Year Maturity
^
3,207,000 3,253,053
6.5000%, TBA, 30 Year Maturity
^
153,000 157,559
FREMF Mortgage Trust , 5.8224% , 11/25/28 (144A)
‡
162,000 150,138
Galaxy Senior Participation Interest Trust 1 , 0.0000% , 7/31/26
¢,‡
425,603 427,878
GNMA II, 30 Year, Single Family
3.5000%, TBA, 30 Year Maturity
^
2,092,000 1,900,159
4.0000%, TBA, 30 Year Maturity
^
204,000 189,813
5.0000%, TBA, 30 Year Maturity
^
96,000 94,136
5.5000%, TBA, 30 Year Maturity
^
68,000 67,935
Great Wolf Trust , CME Term SOFR 1 Month + 2.8900% , 7.2119% , 3/15/39 (144A)
‡
325,000 322,711
GS Mortgage Securities Corp. Trust , CME Term SOFR 1 Month + 2.6500% ,
6.9699% , 11/25/41 (144A)
‡
330,000 330,007
GWT , CME Term SOFR 1 Month + 2.9395% , 7.2613% , 5/15/41 (144A)
‡
1,330,000 1,320,956
Hudsons Bay Simon JV Trust
3.9141%, 8/5/34 (144A) 66,082 65,587
4.1545%, 8/5/34 (144A) 238,000 231,699
5.3310%, 8/5/34 (144A)
‡
100,000 98,389
JPMorgan Chase Bank NA
CME Term SOFR 1 Month + 2.3645%, 6.6911%, 10/25/57 (144A)
‡
953,064 970,877
CME Term SOFR 1 Month + 2.6145%, 6.9411%, 10/25/57 (144A)
‡
724,343 737,776
LHOME Mortgage Trust , 7.1280% , 3/25/29 (144A)
Ç
325,000 328,430
Life Mortgage Trust , CME Term SOFR 1 Month + 2.5419% , 6.8638% , 5/15/39
(144A)
‡
165,000 145,417
MHC Commercial Mortgage Trust
CME Term SOFR 1 Month + 2.7154%, 7.0374%, 4/15/38 (144A)
‡
320,000 317,140
CME Term SOFR 1 Month + 3.3154%, 7.6374%, 4/15/38 (144A)
‡
680,000 670,118
MHP
CME Term SOFR 1 Month + 3.9575%, 8.2794%, 1/15/27 (144A)
‡
800,000 777,593
CME Term SOFR 1 Month + 2.3145%, 6.6365%, 7/15/38 (144A)
‡
325,000 321,154

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
12 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
MTN Commercial Mortgage Trust , CME Term SOFR 1 Month + 5.2852% ,
9.6152% , 3/15/39 (144A)
‡
$ 457,000 $ 451,594
New Residential Mortgage Loan Trust , 7.1010% , 3/25/39 (144A)
Ç
323,000 326,205
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32 (144A)
Ç
648,808 651,243
PRET LLC , 0.0000% , 4/25/55 (144A)
Ç
1,080,000 1,080,000
Prima Capital CRE Securitization Ltd. , 5.5000% , 10/1/33 (144A) 175,000 140,114
PRPM LLC , 6.4690% , 5/25/30 (144A)
Ç
684,000 685,595
RCKT Mortgage Trust , 5.6830% , 12/25/44 (144A)
Ç
343,579 343,833
Saluda Grade Alternative Mortgage Trust
7.0000%, 4/25/29 (144A)
Ç
678,587 671,930
7.5000%, 2/25/30 (144A)
Ç
170,000 170,080
SREIT Trust , CME Term SOFR 1 Month + 2.7327% , 7.0547% , 11/15/36 (144A)
‡
165,000 163,526
STWD Trust , CME Term SOFR 1 Month + 2.7870% , 7.1090% , 7/15/36 (144A)
‡
262,400 260,170
SWCH Commercial Mortgage Trust
CME Term SOFR 1 Month + 3.3402%, 7.6621%, 3/15/42 (144A)
‡
170,000 163,202
CME Term SOFR 1 Month + 4.2389%, 8.5608%, 3/15/42 (144A)
‡
170,000 163,203
TEXAS Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.0906% ,
7.4125% , 4/15/42 (144A)
‡
271,000 268,969
TYSN Mortgage Trust , 6.7991% , 12/10/33 (144A)
‡
713,000 746,104
Vontive Mortgage Trust , 6.5070% , 3/25/30 (144A)
Ç
230,000 231,817
Wells Fargo Commercial Mortgage Trust
6.3820%, 3/15/38 (144A)
‡
302,000 300,610
7.1375%, 3/15/38 (144A)
‡
189,000 189,842
Worldwide Plaza Trust , 3.5263% , 11/10/36 (144A) 160,000 109,252
Total Mortgage-Backed Securities (cost $62,710,439) 62,721,320
Common Stocks - 0.4%
Chemicals - 0.1%
Celanese Corp. - Class A 1,888 84,035
Health Care Providers & Services - 0.1%
Surgery Partners, Inc.* 7,011 153,892
Hotels, Restaurants & Leisure - 0.1%
Churchill Downs, Inc. 1,142 103,248
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd. (ADR)* 10,269 159,272
Total Common Stocks (cost 553,224) 500,447
Exchange Traded Funds - 5.6%
Franklin Senior Loan ETF 143,556 3,439,602
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
84,318 4,228,607
7,668,209
Total Exchange Traded Funds (cost $7,645,870) 7,668,209
Investment Companies - 13.4%
Money Market Funds - 13.4%
Janus Henderson Cash Liquidity Fund LLC, 4.3351%
£,∞
(cost $18,388,635) 18,384,958 18,388,635
Total Investments (total cost $ 173,992,440 ) - 126.6% 173,905,230
Liabilities, net of Cash, Receivables and Other Assets - (26.6%) (36,503,746)
Net Assets - 100.0% $137,401,484

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 13
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 157,677,062 90.8%
United Kingdom 4,429,274 2.5
Canada 3,138,354 1.8
Luxembourg 1,384,714 0.8
Italy 1,279,640 0.7
France 1,220,296 0.7
Germany 959,115 0.6
Netherlands 591,134 0.3
Australia 535,740 0.3
Macau 433,918 0.2
Switzerland 417,338 0.2
Ireland 412,464 0.2
Sweden 360,154 0.2
Czech Republic 318,317 0.2
Finland 296,625 0.2
Israel 159,272 0.1
Spain 151,699 0.1
Cayman Islands 140,114 0.1
Total $173,905,230 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
11/12/2024 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/25
............. Shares
Held at
4/30/25
Dividend
Income
Investment Company - 16.5%
Exchange Traded Fund - 3.1%
Janus Henderson
Emerging Markets Debt
Hard Currency ETF $ – $ 6,290,876 $ (1,965,342) $ (69,022) $ (27,905) $ 4,228,607 84,318 $ 77,821
Money Market Funds - 13.4%
Janus Henderson Cash
Liquidity Fund LLC,
4.3351%
∞
– 70,294,768 (51,906,132) – (1) 18,388,635 18,384,958 90,610
Total Affiliated Investments
- 16.5% $– $76,585,644 $(53,871,474) $(69,022) $(27,906) $22,617,242 $168,431

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
14 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 7/3/25 811,212 $ (935,093) $ 9,236
Euro 7/3/25 (119,103) 130,779 5,157
Euro 7/3/25 (3,430) 3,760 154
Euro 7/3/25 130,874 (149,453) 83
Euro 7/3/25 1,994 (2,273) (3)
Euro 7/3/25 79,689 (90,944) (8)
Euro 7/3/25 (1,177) 1,357 (13)
Euro 7/3/25 (78,262) 89,470 (148)
Euro 7/3/25 (106,518) 121,725 (153)
Euro 7/3/25 102,677 (117,030) (158)
Euro 7/3/25 123,190 (140,330) (269)
Euro 7/3/25 796,068 (907,345) (1,228)
Euro 7/3/25 4,539,857 (5,020,118) (161,341)
Great British Pound 7/3/25 488,567 (653,826) 1,090
Great British Pound 7/3/25 899,216 (1,159,768) (41,603)
(189,204)
Total $(189,204)
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 11 6/18/25 $ 1,234,406 $ (12,640)
U.S. Treasury 2 Year Notes 129 6/30/25 26,851,149 81,657
U.S. Treasury 5 Year Notes 293 6/30/25 31,994,227 336,430
U.S. Treasury Ultra Bond 2 6/18/25 242,063 8,372
Total - Futures Long 413,819
Futures Short:
U.S. Treasury 10 Year Ultra Bond 29 6/18/25 (3,327,297) (55,338)
U.S. Treasury Long Bond 21 6/18/25 (2,449,125) (1,461)
Total - Futures Short (56,799)
Total $357,020
Schedule of OTC Total Return Swaps
Counterparty/Return Paid by the Fund Return Received by Fund
Payment
Frequency
Termination
Date
Notional
Amount
Swap Contracts,
at Value and
Unrealized
Appreciation/
(Depreciation)
JPMorgan Chase Bank NA:1 day SOFR + 0.25% Janus Henderson AAA CLO ETF Quarterly 07/25/2025 USD 50,000 $ 2,403

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 15
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
The following table, grouped by derivative type, provides information about the fair value and location of derivatives within the Statement of Assets and Liabilities as of April 30, 2025.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of
Operations for the period ended April 30, 2025.
Schedule of Exchange-Traded Written Call Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
100 oz Gold 16 3,775.00 USD 05/27/2025 $ 1,600 $ (5,901) $ 941 $ (4,960)
Light Sweet Crude Oil 25 69.50 USD 05/15/2025 25,000 (4,250) 1,750 (2,500)
S&P 500 Emini Index 4 6,450.00 USD 06/20/2025 200 (246) (24) (270)
U.S. Treasury 10 Year Notes 46 115.25 USD 05/23/2025 4,600,000 (5,683) (67) (5,750)
$(16,080) $2,600 $(13,480)
Schedule of Exchange-Traded Written Put Options
Reference Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
100 oz Gold 16 2,755.00 USD 05/27/2025 $ 1,600 $ (1,101) $ (339) $ (1,440)
Light Sweet Crude Oil 25 55.50 USD 05/15/2025 25,000 (18,500) (22,250) (40,750)
S&P 500 Emini Index 4 4,575.00 USD 06/20/2025 200 (3,296) 96 (3,200)
U.S. Treasury 10 Year Notes 46 108.25 USD 05/23/2025 4,600,000 (652) (785) (1,437)
$(23,549) $(23,278) $(46,827)
Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2025
Interest Rate
Contracts
Currency
Contracts
Equity
Contracts
Commodity
Contracts Total
Asset Derivatives:
Forward foreign currency exchange contracts $ — $ 15,720 $ – $ – $ 15,720
Swaps - OTC — — 2,403 – 2,403
*
Futures contracts 426,459 — – – 426,459
Total Asset Derivatives $ 426,459 $ 15,720 $ 2,403 $ – $ 444,582
Liability Derivatives: –
Forward foreign currency exchange contracts — 204,924 – – 204,924
*
Futures contracts 69,439 — – – 69,439
Written options, at value 7,187 — (3,470) (49,650) 60,307
Total Liability Derivatives $ 76,626 $ 204,924 $ (3,470) $ (49,650) $ 334,670
* The fair value presented includes net cumulative unrealized appreciation (depreciation) on futures contracts. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
16 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Please see the “Net realized and change in unrealized gain/(loss) on investments” sections of the Fund’s Statement of
Operations.
The Effect of Derivative Instruments (not accounted for as hedging instruments) on the Statement of Operations for the
Period Ended April 30, 2025
Amount of Realized Gain/(Loss) Recognized on Derivatives
Derivative
Credit
Contracts
Interest Rate
Contracts
Currency
Contracts
Equity
Contracts
Commodity
Contracts Total
Forward foreign currency exchange contracts $ — $ — $ (274,831) $ — $ — $ (274,831)
Futures contracts — 126,554 — — (86,675) 39,879
Swap contracts (8,002) — — (17,662) — (25,664)
Written options contracts — 5,539 — 7,124 17,869 30,532
Total $ (8,002) $ 132,093 $ (274,831) $ (10,538) $ 17,869 $ (230,084)
Amount of Change in Unrealized Appreciation/(Depreciation) Recognized on Derivatives
Derivative
Interest Rate
Contracts
Currency
Contracts
Equity
Contracts
Commodity
Contracts Total
Forward foreign currency exchange contracts $ — $ (189,204) $ – $ – $ (189,204)
Futures contracts 357,020 — – – 357,020
Swap contracts — — 2,403 – 2,403
Written options contracts (852) — 72 (19,898) (20,678)
Total $ 356,168 $ (189,204) $ 2,475 $ (19,898) $ 149,541
Average Ending Monthly Value of Derivative Instruments During the Period Ended April 30, 2025
Futures contracts:
Average notional amount of contracts - long $29,477,518
Average notional amount of contracts - short 2,710,880
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 2,299,641
Average amounts sold - in USD 9,723,317
Credit default swaps: 719,068
Average notional amount - buy protection 369,068
Average notional amount - sell protection 350,000
Total return swaps:
Average notional amount 8,333
Options:
Average value of option contracts written 14,531
Offsetting of Financial Assets and Derivative Assets
Counterparty
Gross Amounts
of Recognized
Assets
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 15,720 $ (15,720) $ — $ —
JPMorgan Chase Bank NA 2,403 — — 2,403
Total $ 18,123 $ (15,720) $ — $ 2,403

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 17
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Offsetting of Financial Liabilities and Derivative Liabilities
Counterparty
Gross Amounts
of Recognized
Liabilities
Offsetting Asset
or Liability
(a)
Collateral
Pledged
(b)
Net Amount
BNP Paribas SA $ 204,924 $ (15,720) $ — $ 189,204
Total $ 204,924 $ (15,720) $ — $ 189,204
(a) Represents the amount of assets or liabilities that could be offset with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.
(b) Collateral pledged is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
18 April 30, 2025
ADR American Depositary Receipt
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
EURIBOR Euro Interbank Offered Rate
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GBP British Pound
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
PIK Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in case of additional securities.
plc Public Limited Company
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFR90A Secured Overnight Financing Rate 90 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended April 30, 2025 is
$427,878, which represents 0.3% of net assets.
∞ Rate shown is the 7-day yield as of April 30, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
Janus Detroit Street Trust 19
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
‡ Variable or floating rate security. Rate shown is the current rate as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¤ Zero coupon bond.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended April 30, 2025 is $84,564,295 which represents 61.5% of net assets.
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
20 April 30, 2025
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 11,765,134 $ — $ 11,765,134
Bank Loans — 11,516,214 — 11,516,214
Collateralized Loan Obligations — 10,968,580 — 10,968,580
Convertible Bond — 150,770 — 150,770
Corporate Bonds — 50,225,921 — 50,225,921
Mortgage-Backed Securities — 62,293,442 427,878 62,721,320
Common Stocks 500,447 — — 500,447
Exchange Traded Funds 7,668,209 — — 7,668,209
Investment Companies — 18,388,635 — 18,388,635
Total Investments in Securities $ 8,168,656 $ 165,308,696 $ 427,878 $ 173,905,230
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 15,720 $ — $ 15,720
Futures Contracts 426,459 — — 426,459
Total Return Swap — 2,403 — 2,403
Total Other Financial Instruments $ 426,459 $ 18,123 $ — $ 444,582
Total Assets $ 8,595,115 $ 165,326,819 $ 427,878 $ 174,349,812
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 204,924 $ — $ 204,924
Futures Contracts 69,439 — — 69,439
Options Written, at Value 60,307 — — 60,307
Total Other Financial Instruments $ 129,746 $ 204,924 $ — $ 334,670
Total Liabilities $ 129,746 $ 204,924 $ — $ 334,670

Janus Henderson Income ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2025
Janus Detroit Street Trust 21
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $151,347,292) $ 151,287,988
Affiliated investments, at value (cost $22,645,148) 22,617,242
Cash denominated in foreign currency (cost $11,226) 11,226
Forward foreign currency exchange contracts 15,720
Due from broker for futures 690,000
Receivable for variation margin on futures contracts 57,431
Receivables:
Investments sold 938,873
Dividends 802
Interest 1,004,584
OTC swap contracts, at value 2,403
Due from adviser 1,181
Total Assets 176,627,450
Liabilities:
Forward foreign currency exchange contracts 204,924
Options written, at value (premiums received $39,629) 60,307
Due to custodian 139,524
Payables:
Investments purchased 11,266,460
TBA investments purchased 27,514,587
Management fees 39,419
Accrued expenses and other liabilities 745
Total Liabilities 39,225,966
Commitments and contingent liabilities
Net Assets $ 137,401,484
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 137,186,930
Total distributable earnings (loss) 214,554
Total Net Assets $ 137,401,484
Net Assets $ 137,401,484
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 2,750,000
Net Asset Value Per Share $ 49 .96

Janus Henderson Income ETF
Statement of Operations
For the period ended April 30, 2025
(1)
(unaudited)
22 April 30, 2025
See Notes to Financial Statements.
Investment Income:
Interest $ 1,857,414
Dividends from affiliates 168,431
Dividends 38,523
Foreign tax withheld (6,335)
Total Investment Income 2,058,033
Expenses:
Management Fees 161,397
Total Expenses 161,397
Less: Excess Expense Reimbursement and Waivers (6,423)
Net Expenses 154,974
Net Investment Income/(Loss) 1,903,059
Net Realized Gain/(Loss) on Investments:
Investments and foreign currency transactions $ (3,533)
Investments in affiliates (69,022)
TBA sales commitments 69,162
Forward foreign currency exchange contracts (274,831)
Futures contracts 39,879
Swap contracts (25,664)
Written options contracts 30,532
Total Net Realized Gain/(Loss) on Investments $ (233,477)
Change in Unrealized Net Appreciation/Depreciation:
Investments and foreign currency translations $ (54,577)
Investments in affiliates (27,906)
Forward foreign currency exchange contracts (189,204)
Futures contracts 357,020
Swap contracts 2,403
Written options contracts (20,678)
Total Change in Unrealized Net Appreciation/Depreciation $ 67,058
Net Increase/(Decrease) in Net Assets Resulting from Operations $ 1,736,640
(1) Period from November 12, 2024 (commencement of operations) through April 30, 2025.

Janus Henderson Income ETF
Statement of Changes in Net Assets
Janus Detroit Street Trust 23
See Notes to Financial Statements.
Period Ended
April 30, 2025
(1)
(Unaudited)
Operations:
Net investment income/(loss) $ 1,903,059
Net realized gain/(loss) on investments (233,477)
Change in unrealized net appreciation/depreciation 67,058
Net Increase/(Decrease) in Net Assets Resulting from Operations 1,736,640
Dividends and Distributions to Shareholders: —
Dividends and Distributions (1,522,086)
Net Decrease from Dividends and Distributions to Shareholders (1,522,086)
Capital Share Transactions 137,186,930
Net Increase/(Decrease) in Net Assets 137,401,484
Net Assets: —
Beginning of Period   —
End of Period $ 137,401,484
(1) Period from November 12, 2024 (commencement of operations) through April 30, 2025.

Janus Henderson Income ETF
Financial Highlights
24 April 30, 2025
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2025 (unaudited) 2025
(1)
Net Asset Value, Beginning of Period $50.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
1.41
Net realized and unrealized gain/(loss) (0.37)
Total from Investment Operations 1.04
Less Dividends and Distributions: —
Dividends (from net investment income) (1.08)
Total Dividends and Distributions (1.08)
Net Asset Value, End of Period $49.96
Total Return
*
2.09%
Net assets, End of Period (in thousands) $137,401
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.51%
Ratio of Net Expenses (After Waivers and Expense Offsets) 0.49%
Ratio of Net Investment Income/(Loss) 6.03%
Portfolio Turnover Rate
(3)(4)
58%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from November 12, 2024 (commencement of operations) through April 30, 2025.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.
(4) Portfolio Turnover Rate excludes TBA (to be announced) purchase and sales commitments.

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 25
1. Organization and Significant Accounting Policies
Janus Henderson Income ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification
(“ASC”) Topic 946. The financial statements include information for the period from November 24, 2024 (commencement of operations) through April 30, 2025. As of the date of this report, the Trust offers fourteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks high current income with a secondary focus on capital appreciation. The Fund is classified as non-diversified, as defined in the 1940 Act. Janus Henderson Investors US LLC is the investment adviser (the “Adviser”)
to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on NYSE Arca,
Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium) when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the
Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
26 April 30, 2025
evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 27
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Foreign Currency Translations
The Fund does not isolate that portion of the results of operations resulting from the effect of changes in foreign  exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date  of the financial statements. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.
Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies.
The payables and receivables are generally related to foreign security transactions and income translations.
Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, counterparty risk, political and economic risk, regulatory risk and equity risk. Risks may arise from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Dividends and Distributions
Dividends from net investment income are generally declared and distributed monthly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
28 April 30, 2025
2. Derivative Instruments
The Fund may invest in various types of derivatives. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Fund may invest in derivative instruments including, but not limited to futures, forwards, options, and swaps. Each derivative instrument that was held by the Fund during the period ended April 30,
2025  is discussed in further detail below. A summary of derivative activity by the Fund is reflected in the tables at the end of the Schedule of Investments.
The Fund may use derivatives only to manage or hedge portfolio risk, including interest rate risk, or to manage duration.
The Fund’s exposure to derivatives will vary. The Fund may also enter into short positions for hedging purposes. The
Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks including liquidity risk, market risk, credit risk, default risk, counterparty risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the
Adviser or if the cost of the derivative outweighs the benefit of the hedge. The Fund’s ability to use derivatives may also be limited by certain regulatory and tax considerations.
In pursuit of its investment objective, the Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:
Counterparty Risk  - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.
Credit Risk - the risk an issuer will be unable to make principal and interest payments when due or will default on its obligations.
Currency Risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in
U.S. dollar terms) of an investment.
Index Risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.
Interest Rate Risk - the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause the Fund's NAV to likewise decrease.
Leverage Risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. The Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
Liquidity Risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.
Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.
In an effort to mitigate credit risk associated with derivatives traded OTC, the Fund may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 29
particular counterparty. Additionally, the Fund may deposit cash and/or treasuries as collateral with the counterparty and/ or custodian daily (based on the daily valuation of the financial asset) if the Fund has a net aggregate unrealized loss on OTC derivative contracts with a particular counterparty. All liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to certain exchange-
traded derivatives, centrally cleared derivatives, short sales, and/or securities with extended settlement dates. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on the Adviser's ability to establish and maintain appropriate systems and trading.
Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Fund may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.
Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S.
dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the London
Stock Exchange are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Statement of Assets and Liabilities as a receivable or payable (if applicable) and in the Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Statement of Operations (if applicable).
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
During the period, the Fund entered into forward currency contracts with the obligation to purchase foreign currencies in the future at an agreed upon rate in order to take a positive outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to take a negative outlook on the related currency. These forward contracts seek to increase exposure to currency risk.
During the period, the Fund entered into forward currency contracts with the obligation to sell foreign currencies in the future at an agreed upon rate in order to decrease exposure to currency risk associated with foreign currency denominated securities held by the Fund.
Futures Contracts
A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Fund may enter into futures contracts to hedge or protect itself from fluctuations or other adverse movement in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt security. The Fund is subject to interest rate risk and equity risk in the normal course of pursuing its investment objective through its investments in futures contracts.
The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.
Futures contracts are valued at the settlement price on valuation date as reported by an approved vendor. Mini contracts, as defined in the description of the contract, shall be valued using the Actual Settlement Price or “ASET” price type as reported by an approved vendor. Futures contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). The change in unrealized net

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
30 April 30, 2025
appreciation/depreciation is reported on the Statement of Operations (if applicable). When a contract is closed, a realized gain or loss is reported on the Statement of Operations (if applicable), equal to the difference between the opening and closing value of the contract.
With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Securities held by the Fund that are designated as collateral for market value on futures contracts are noted on the
Schedule of Investments (if applicable). Such collateral is in the possession of the Fund's futures option merchant.
During the period, the Fund purchased interest rate futures to increase exposure to interest rate risk.
During the period, the Fund sold interest rate futures to decrease exposure to interest rate risk.
Swaps
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year to exchange one set of cash flows for another. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from the Fund. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If the other party to a swap defaults, the
Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If the Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the
Fund’s total return.
Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Swap agreements are typically privately negotiated and entered into in the OTC market. However, certain swap agreements are required to be cleared through a clearinghouse and traded on an exchange or swap execution facility. Swaps that are required to be cleared are required to post initial and variation margins in accordance with the exchange requirements.
Regulations enacted require the Fund to centrally clear certain interest rate and credit default index swaps through a clearinghouse or central counterparty (“CCP”). To clear a swap with a CCP, the Fund will submit the swap to, and post collateral with, a futures clearing merchant (“FCM”) that is a clearinghouse member. Alternatively, the Fund may enter into a swap with a financial institution other than the FCM (the “Executing Dealer”) and arrange for the swap to be transferred to the FCM for clearing. The Fund may also enter into a swap with the FCM itself. The CCP, the FCM, and the Executing
Dealer are all subject to regulatory oversight by the U.S. Commodity Futures Trading Commission (“CFTC”). A default or failure by a CCP or an FCM, or the failure of a swap to be transferred from an Executing Dealer to the FCM for clearing, may expose the Fund to losses, increase its costs, or prevent the Fund from entering or exiting swap positions, accessing collateral, or fully implementing its investment strategies. The regulatory requirement to clear certain swaps could, either temporarily or permanently, reduce the liquidity of cleared swaps or increase the costs of entering into those swaps.
Index swaps, interest rate swaps, inflation swaps and credit default swaps are valued using an approved vendor supplied price. Basket swaps are valued using a broker supplied price. Equity swaps that consist of a single underlying equity are valued either at the closing price, the latest bid price, or the last sale price on the primary market or exchange it trades.
The market value of swap contracts are aggregated by positive and negative values and are disclosed separately as an asset or liability on the Fund’s Statement of Assets and Liabilities (if applicable). Realized gains and losses are reported on the Statement of Operations (if applicable). The change in unrealized net appreciation or depreciation during the period is included in the Statement of Operations (if applicable).
The Fund’s maximum risk of loss from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.
The Fund may enter into various types of credit default swap agreements, including OTC credit default swap agreements and index credit default swaps (“CDX”), for investment purposes and to add leverage to its portfolio, or to hedge its credit exposure. Credit default swaps are a specific kind of counterparty agreement that allow the transfer of third- party

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 31
credit risk from one party to the other. One party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk, and credit risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap.
As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur, and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the Fund is the seller of credit protection against a particular security, the Fund would receive an up-front or periodic payment to compensate against potential credit events. As the seller in a credit default swap contract, the Fund would be required to pay the par value (the “notional value”) (or other agreed-upon value) of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation.
In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional value of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller could be required to make in a credit default transaction would be the notional amount of the agreement.
As a buyer of credit protection, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default or other credit event by a third party, such as a
U.S. or foreign issuer, on the debt obligation. In return, the Fund as buyer would pay to the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and potentially received no benefit from the contract.
During the period, the Fund purchased protection via the credit default swap market in order to reduce credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
During the period, the Fund sold protection via the credit default swap market in order to gain credit risk exposure to individual corporates, countries and/or credit indices where gaining this exposure via the cash bond market was less attractive.
There were no credit default swaps held as of April 30, 2025.
Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period. A fixed-income total return swap may be written on many different kinds of underlying reference assets, and may include different indices for various kinds of debt securities (e.g., U.S. investment grade bonds, high-yield bonds, or emerging market bonds).
During the period, the Fund entered into total return swaps on to increase exposure to equity risk. These total return swaps require the Fund to pay a floating reference interest rate, and an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities.
Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price on or before a specified date. The purchaser pays a premium to the seller for this right. The seller has the corresponding obligation to sell or buy a financial instrument if the purchaser (owner)

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
32 April 30, 2025
“exercises” the option. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Upon expiration, or closing of the option transaction, a realized gain or loss is reported on the
Statement of Operations (if applicable). The difference between the premium paid/received and the market value of the option is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported on the Statement of Operations (if applicable). Option contracts are typically valued using an approved vendor’s option valuation model. To the extent reliable market quotations are available, option contracts are valued using market quotations. In cases when an approved vendor cannot provide coverage for an option and there is no reliable market quotation, a broker quotation or an internal valuation using the Black-Scholes model, the Cox-Rubenstein Binomial
Option Pricing Model, or other appropriate option pricing model is used. Certain options contracts are marked-to-market daily, and the daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities as
“Variation margin receivable” or “Variation margin payable” (if applicable).
The Fund may use options contracts to hedge against changes in interest rates, the values of securities, or foreign currencies. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Fund’s hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. The Fund may be subject to counterparty risk, interest rate risk, liquidity risk, equity risk, commodity risk, and currency risk in the normal course of pursuing its investment objective through its investments in options contracts.
Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Fund to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
In writing an option, the Fund bears the risk of an unfavorable change in the price of the security underlying the written option. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. Options written are reported as a liability on the Statement of Assets and Liabilities as “Options written, at value” (if applicable). The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the options are exercised. The  risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Fund pays a premium whether or not the options are exercised. Exercise of an option written by the Fund could result in the Fund buying or selling a security at a price different from the current market value.
During the period, the Fund wrote call options on commodity futures for the purpose of decreasing exposure to commodity risk and/or generating income.
During the period, the Fund wrote put options on commodity futures for the purpose of increasing exposure to commodity risk and/or generating income.
During the period, the Fund wrote call options on bond futures in order to reduce interest rate risk where reducing this exposure via other markets such as the cash bond market was less attractive.
During the period, the Fund wrote put options on bond futures in order to increase interest rate risk where increasing this exposure via other markets such as the cash bond market was less attractive.
During the period, the Fund wrote call options on various equity index futures for the purpose of decreasing exposure to broad equity risk and/or generating carry.
During the period, the Fund wrote put options on various equity index futures for the purpose of increasing exposure to broad equity risk and/or generating carry.

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 33
3. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Exchange-Traded Funds Risk
The Fund may invest in exchange-traded funds (“ETFs”), including affiliated ETFs. ETFs are typically open-end investment companies that are traded on a national securities exchange. ETFs typically incur fees, such as investment advisory fees and other operating expenses that are separate from those of the Fund, which will be indirectly paid by the
Fund. As a result, the cost of investing in the Fund may be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Since ETFs are traded on an exchange at market prices that may vary from the net asset value of their underlying investments, there may be times when ETFs trade at a premium or discount. In the case of affiliated ETFs, unless waived, the Adviser will earn fees both from the Fund and from the underlying ETF, with respect to assets of the Fund invested in the underlying ETF. The Fund is also subject to the risks associated with the securities in which the ETF invests.
CLO Risk
The risks of investing in Collateralized Loan Obligations ("CLO") include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. In stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset, among others.
Nondiversification Risk
The Fund is classified as non-diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Privately Issued Securities Risk
Privately-issued securities are normally purchased pursuant to Rule144A or Regulation S under the Securities Act of
1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
34 April 30, 2025
been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
Mortgage and Asset-Backed Securities
Mortgage-and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer and commercial loans or receivables. The Fund may purchase fixed or variable rate commercial or residential mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie
Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation
(“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Fannie Mae and Freddie
Mac securities are not backed by the full faith and credit of the U.S. Government. In September 2008, the Federal
Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Since that time, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.
The Fund may also purchase other mortgage-and asset-backed securities through single-and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by various consumer obligations, including automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying loans are not paid, the securities’ issuer could be forced to sell the assets and recognize losses on such assets, which could impact the Fund's return. Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Mortgage-and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.
These risks may reduce the Fund’s returns. In addition, investments in mortgage-and asset-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, extension risk (if interest rates rise), and liquidity risk than various other types of fixed-income securities. Additionally, although mortgage-
backed securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations.
TBA Commitments
The Fund may enter into “to be announced” or “TBA” commitments. TBAs are forward agreements for the purchase or sale of securities, including mortgage-backed securities, for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. Although TBA securities must meet industry-accepted “good delivery” standards, there can be no assurance that a security purchased on forward commitment basis will ultimately be issued or delivered by the counterparty. During the settlement period, the Fund will still bear the risk of any decline in the value of the security to be delivered. Because TBA commitments do not require the delivery of a specific security, the characteristics of the security delivered to the Fund may be less favorable than expected. If the counterparty to a transaction fails to deliver the security, the Fund could suffer a loss. Cash collateral that has been pledged to cover the obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as Collateral for To Be Announced Transactions.

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 35
When-Issued, Delayed Delivery and Forward Commitment Transactions
The Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Typically, no income accrues on securities the Fund has committed to purchase prior to the time delivery of the securities is made. Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments. If the other party to a transaction fails to deliver the securities, the Fund could miss a favorable price or yield opportunity. If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases (including
TBA commitments) are outstanding, the purchases may result in a form of leverage.
When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to pay for the securities, the Fund could suffer a loss. Additionally, when selling a security on a when-issued, delayed delivery, or forward commitment basis without owning the security, the Fund will incur a loss if the security’s price appreciates in value such that the security’s price is above the agreed upon price on the settlement date. The Fund may dispose of or renegotiate a transaction after it is entered into, and may purchase or sell when-issued, delayed delivery or forward commitment securities before the settlement date, which may result in a gain or loss.
Counterparties
Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition
(i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to the Fund. The
Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund's exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value. See the "Offsetting Assets and Liabilities" section of this Note for further details.
The Fund may be exposed to counterparty risk through participation in various programs, including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby the Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, and derivatives, including various types of swaps, futures and options. The Fund intends to enter into financial transactions with counterparties that the Adviser believes to be creditworthy at the time of the transaction. There is always the risk that the Adviser's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.
Offsetting Assets and Liabilities
The Fund presents gross and net information about transactions that are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement with a designated counterparty, regardless of whether the transactions are actually offset in the Statement of Assets and Liabilities.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master
Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, in the event of a default and/or termination event, the Fund may offset with each counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment.
The Offsetting Assets and Liabilities tables located in the Schedule of Investments present gross amounts of recognized assets and/or liabilities and the net amounts after deducting collateral that has been pledged by counterparties or has been pledged to counterparties (if applicable). For corresponding information grouped by type of instrument, see the

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
36 April 30, 2025
“Fair Value of Derivative Instruments (not accounted for as hedging instruments) as of April 30, 2025" table located in the
Fund’s Schedule of Investments.
The Fund generally does not exchange collateral on its forward currency contracts with its counterparties; however, all liquid securities and restricted cash are considered to cover in an amount at all times equal to or greater than the Fund’s commitment with respect to these contracts. Certain securities may be segregated at the Fund’s custodian. These segregated securities are denoted on the accompanying Schedule of Investments and are evaluated daily to ensure their cover and/or market value equals or exceeds the Fund’s corresponding forward foreign currency exchange contract’s obligation value.
Loans
The Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Below are descriptions of the types of loans held by the Fund as of  April 30,
2025.
 • Bank Loans - Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-
traded floating and fixed-rate debt securities.
• Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as Secured Overnight Financing Rate (“SOFR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (‘‘borrowers’’) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.
Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.
4. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 37
For the period ended April 30, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was 0.51% of the Fund’s average daily net assets.
The Adviser has also contractually agreed to waive and/or reimburse a portion of the Fund's management fee in an amount equal to the management fee it earns as an investment adviser to any of the affiliated ETFs in which the Fund invests. The fee waiver agreement will remain in effect at least through February 28, 2026. The Adviser may not recover amounts previously waived or reimbursed under this agreement. During the period ended April 30, 2025, the Adviser waived $6,423 of the Fund’s management fee, attributable to the Fund’s investment in the Janus Henderson Emerging
Markets Debt Hard Currency ETF.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Trust has adopted a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940
Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/
or the provision of certain shareholder services. The Plan permits the Fund to pay the Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. However, the Trustees have determined not to authorize payment under this Plan at this time. Under the terms of the Plan, the Trust would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when the Trustees determine that it is in the best interests of shareholders to do so. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized, over time they will increase the cost of an investment in the Fund.
The Plan fee may cost an investor more than other types of sales charges.
As of April 30, 2025, the Adviser owned 400,000 shares or 14.55% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability
Daily Net Assets Fee Rate
$0-$1 billion 0.52%
Next $2 billion 0.50%
Over $3 billion 0.48%

Janus Henderson Income ETF
Notes to Financial Statements
(unaudited)
38 April 30, 2025
to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2025 can be found in a table located in the Schedule of Investments.
5. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
6. Capital Share Transactions
7. Purchases and Sales of Investment Securities
For the period ended  April 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, TBAs and in-kind transactions) was as follows:
8. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$173,992,440 $917,314 $(1,004,524) $(87,210)
Period Ended April 30, 2025
(1)
Shares Amount
Shares sold 2,750,001 $ 137,186,980
Shares repurchased (1) (50)
Net Increase/(Decrease) 2,750,000 $ 137,186,930
(1) Period from November 12, 2024 (commencement of operations) through April 30, 2025.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$167,108,507 $39,466,149 $— $—

Janus Henderson Income ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 39
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), met in person on October 24, 2024 to consider the proposed investment management agreement (the “Investment
Management Agreement”) for Janus Henderson Income ETF (the “New Fund”). In the course of their consideration of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment
Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Management Agreement, the Board, including the Independent
Trustees, reviewed the materials provided to it relating to their consideration of the Investment Management Agreement for the New Fund and other information provided by counsel and Janus Henderson Investors US LLC, the proposed investment adviser to the New Fund (the “Adviser”), including: (i) a copy of the form of Investment Management
Agreement with respect to the Adviser’s management of the assets of the New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to the New Fund by the Adviser, and the fees to be charged to the New Fund therefor; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fee and expenses of the New Fund to those of other, third-party exchange-
traded funds (“ETFs”) considered to be comparable. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the Investment
Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including:
the nature, extent and quality of the services to be provided to the New Fund by the Adviser; the Adviser’s personnel and operations; the New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on the New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New
Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the New Fund and the fees to be paid by the New Fund therefor, the New Fund and the Adviser may

Janus Henderson Income ETF
Additional Information
(unaudited)
40 April 30, 2025
potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Fund.
The Board, including the Independent Trustees, considered the following in respect of the New Fund:
(a) The nature, extent, and quality of services to be provided by the Adviser; personnel and operations of the Adviser
The Board reviewed the services that the Adviser would provide to the New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the New Fund; the management of the day-to-day investment and reinvestment of the assets of the New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in the New Fund’s shares; executing portfolio security trades for purchases and redemptions of New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Fund.
The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, such as the other funds in the Trust, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that the New Fund was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under the Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable ETFs. In particular, the Board compared the New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in the New Fund’s peer group. The Board noted that the Adviser was recommending a unitary fee that was above the median contractual management fee and equal to the average contractual management fee of the New Fund’s anticipated peer group, and in addition would include contractual breakpoints that could potentially reduce the unitary fee further depending on the New Fund’s asset growth. The Board also noted that the projected total net expense ratio of the New Fund was higher than the median total net expense ratio and lower than the average total net expense ratio of the anticipated peer group. The Board further noted the contractual expense limitation agreement with respect to investments by the New Fund in affiliated ETFs.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the New Fund, including operational costs.
After comparing the New Fund’s proposed fees with those of the ETFs in the New Fund’s anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be

Janus Henderson Income ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 41
incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the
Adviser with respect to the New Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since the New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as the New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for the New Fund contained a breakpoint for assets above $1 billion and again at $3 billion. The Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate the New Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the Adviser rather than the New Fund.
(d) Investment performance of the Fund and the Adviser
Because the New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to the New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed management fee to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of the New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for the New Fund.

125-24-93101 04-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

SEMIANNUAL FINANCIAL STATEMENTS
April 30, 2025
Janus Henderson Transformational Growth
ETF
Janus Detroit Street Trust

Janus Henderson Transformational Growth ETF
Item 7. Financial Statements and Financial Highlights for Open-End
Management Investment Companies

Janus Henderson Transformational Growth ETF
Schedule of Investments
(unaudited)
April 30, 2025
Janus Detroit Street Trust 3
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Shares Value
Common Stocks - 98.3%
Aerospace & Defense - 5.0%
Howmet Aerospace, Inc. 7,764 $ 1,075,935
Beverages - 4.4%
Monster Beverage Corp.* 15,638 940,157
Biotechnology - 7.4%
Madrigal Pharmaceuticals, Inc.* 3,775 1,260,510
Vaxcyte, Inc.* 9,393 336,645
1,597,155
Broadline Retail - 11.6%
Amazon.com, Inc.* 8,341 1,538,247
MercadoLibre, Inc.* 412 960,310
2,498,557
Capital Markets - 7.9%
Intercontinental Exchange, Inc. 10,188 1,711,278
Financial Services - 4.6%
Mastercard, Inc. - Class A 1,809 991,441
Health Care Providers & Services - 3.9%
UnitedHealth Group, Inc. 2,026 833,577
Hotels, Restaurants & Leisure - 15.7%
Booking Holdings, Inc. 197 1,004,558
Chipotle Mexican Grill, Inc. - Class A* 14,930 754,264
DoorDash, Inc. - Class A* 4,058 782,748
DraftKings, Inc. - Class A* 25,583 851,658
3,393,228
IT Services - 2.7%
Shopify, Inc. - Class A* 6,163 585,485
Machinery - 3.2%
Chart Industries, Inc.* 5,068 684,079
Pharmaceuticals - 3.8%
Eli Lilly & Co. 907 815,348
Semiconductors & Semiconductor Equipment - 15.3%
Broadcom, Inc. 6,900 1,328,043
Marvell Technology, Inc. 8,118 473,848
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 8,973 1,495,709
3,297,600
Software - 12.8%
Datadog, Inc. - Class A* 4,061 414,872
HubSpot, Inc.* 740 452,510
Oracle Corp. 10,608 1,492,757
PTC, Inc.* 2,536 393,004
2,753,143
Total Common Stocks (cost 22,182,156) 21,176,983
Investment Companies - 1.0%
Money Market Funds - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 4.3351%
£,∞
(cost $222,141) 222,096 222,141
Total Investments (total cost $ 22,404,297 ) - 99.3% 21,399,124
Cash, Receivables and Other Assets, net of Liabilities - 0.7% 149,098
Net Assets - 100.0% $21,548,222

Janus Henderson Transformational Growth ETF
Schedule of Investments
(unaudited)
April 30, 2025
4 April 30, 2025
See Notes to Schedule of Investments and Other Information and Notes to Financial Statements.
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 18,357,620 85.8%
Taiwan 1,495,709 7.0
Uruguay 960,310 4.5
Canada 585,485 2.7
Total $ 21,399,124 100.0%
Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments, at
Value at 2/4/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
4/30/25
............. Shares
Held at
4/30/25
Dividend
Income
Investment Company - 1.0%
Money Market Funds - 1.0%
Janus Henderson Cash
Liquidity Fund LLC,
4.3351%
∞
$ – $ 263,905 $ (41,764) $ – $ – $ 222,141 222,096 $ 924

Janus Henderson Transformational Growth ETF
Notes to Schedule of Investments and Other Information
(unaudited)
April 30, 2025
Janus Detroit Street Trust 5
ADR American Depositary Receipt
LLC Limited Liability Company
* Non-income producing security.
∞ Rate shown is the 7-day yield as of April 30, 2025.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of April 30, 2025 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 21,176,983 $ — $ — $ 21,176,983
Investment Companies — 222,141 — 222,141
Total Assets $ 21,176,983 $ 222,141 $ — $ 21,399,124

Janus Henderson Transformational Growth ETF
Statement of Assets and Liabilities
(unaudited)
April 30, 2025
6 April 30, 2025
See Notes to Financial Statements.
Assets:
Unaffiliated investments, at value (cost $22,182,156) $ 21,176,983
Affiliated investments, at value (cost $222,141) 222,141
Receivables:
Investments sold 227,689
Dividends 1,862
Interest 637
Total Assets 21,629,312
Liabilities:
Payables:
Investments purchased 72,138
Management fees 8,952
Total Liabilities 81,090
Commitments and contingent liabilities
Net Assets $ 21,548,222
Net Assets Consists of:
Capital (par value and paid-in surplus) $ 22,607,414
Total distributable earnings (loss) (1,059,192)
Total Net Assets $ 21,548,222
Net Assets $ 21,548,222
Shares outstanding, $0.001 Par Value (unlimited shares authorized) 975,000
Net Asset Value Per Share $ 22 .10

Janus Henderson Transformational Growth ETF
Statement of Operations
(unaudited)
For the period ended April 30, 2025
(1)
Janus Detroit Street Trust 7
See Notes to Financial Statements.
Investment Income:
Dividends $ 15,342
Dividends from affiliates 924
Foreign tax withheld (426)
Total Investment Income 15,840
Expenses:
Management Fees 15,330
Total Expenses 15,330
Net Investment Income/(Loss) 510
Net Realized Gain/(Loss) on Investments:
Investments $ (51,718)
Total Net Realized Gain/(Loss) on Investments $ (51,718)
Change in Unrealized Net Appreciation/Depreciation:
Investments $ (1,005,173)
Total Change in Unrealized Net Appreciation/Depreciation $ (1,005,173)
Net Increase/(Decrease) in Net Assets Resulting from Operations $ (1,056,381)
(1) Period from February 4, 2025 (commencement of operations) through April 30, 2025.

Janus Henderson Transformational Growth ETF
Statement of Changes in Net Assets
8 April 30, 2025
See Notes to Financial Statements.
Period Ended
April 30, 2025
(1)
(Unaudited)
Operations:
Net investment income/(loss) $ 510
Net realized gain/(loss) on investments (51,718)
Change in unrealized net appreciation/depreciation (1,005,173)
Net Increase/(Decrease) in Net Assets Resulting from Operations (1,056,381)
Dividends and Distributions to Shareholders: —
Dividends and Distributions (2,811)
Net Decrease from Dividends and Distributions to Shareholders (2,811)
Capital Share Transactions 22,607,414
Net Increase/(Decrease) in Net Assets 21,548,222
Net Assets: —
Beginning of Period   —
End of Period $ 21,548,222
(1) Period from February 4, 2025 (commencement of operations) through April 30, 2025.

Janus Henderson Transformational Growth ETF
Financial Highlights
Janus Detroit Street Trust 9
See Notes to Financial Statements.
For a share outstanding during the period ended April 30, 2025 (unaudited) 2025
(1)
Net Asset Value, Beginning of Period $25.00
Income/(Loss) from Investment Operations: —
Net investment income/(loss)
(2)
—
(3)
Net realized and unrealized gain/(loss) (2.89)
(4)
Total from Investment Operations (2.89)
(4)
Less Dividends and Distributions: —
Dividends (from net investment income) (0.01)
Total Dividends and Distributions (0.01)
Net Asset Value, End of Period $22.10
Total Return
*
(11.57)%
Net assets, End of Period (in thousands) $21,548
Ratios to Average Net Assets
**
Ratio of Gross Expenses 0.57%
Ratio of Net Investment Income/(Loss) 0.02%
Portfolio Turnover Rate
(5)
8%
* Total return not annualized for periods of less than one full year.
** Annualized for periods of less than one full year.
(1) Period from February 4, 2025 (commencement of operations) through April 30, 2025.
(2) Per share amounts are calculated based on average shares outstanding during the year or period.
(3) Amount is less than $0.005
(4) The amount shown does not correlate with the change in the aggregate gains and losses in the Fund’s securities for the year or period due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund’s securities.
(5) Portfolio turnover rate excludes securities received or delivered from in-kind processing of creation or redemptions.

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
(unaudited)
10 April 30, 2025
1. Organization and Significant Accounting Policies
Janus Henderson Transformational Growth ETF (the “Fund”) is a series fund. The Fund is part of Janus Detroit Street
Trust (the “Trust”), which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) Topic 946. The financial statements include information for the period from February 4, 2025 through
April 30, 2025. As of the date of this report, the Trust offers fourteen Funds each of which represent shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Fund seeks long-term growth of capital. The Fund is classified as non-diversified, as defined in the 1940 Act. Janus Henderson Investors US
LLC is the investment adviser (the “Adviser”) to the Fund.
The Fund is an actively-managed exchange-traded fund. Unlike shares of traditional mutual funds, shares of the Fund are not individually redeemable and may only be purchased or redeemed directly from the Fund at net asset value (“NAV”) in large increments called “Creation Units” by certain participants, known as “Authorized Participants.” The size of a Creation
Unit to purchase shares of the Fund may differ from the size of a Creation Unit to redeem shares of the Fund. The Fund will issue or redeem Creation Units in exchange for portfolio securities and/or cash. Except when aggregated in Creation
Units, Fund shares are not redeemable securities of the Fund. Shares of the Fund are listed and trade on the Cboe BZX
Exchange, Inc. (the "Exchange"), and individual investors can purchase or sell shares in much smaller increments for cash in the secondary market through a broker. These transactions, which do not involve the Fund, are made at market prices that may vary throughout the day and differ from the Fund’s NAV. As a result, you may pay more than NAV (a premium)
when you purchase shares and receive less than NAV (a discount) when you sell shares, in the secondary market.
From time to time, Authorized Participants (or other broker-dealers making markets in shares of the Fund) may be a beneficial and/or legal owner of the Fund, may be affiliated with an index provider, may be deemed to have control of the Fund and/or may be able to affect the outcome of matters presented for a vote of the shareholders of the Fund.
Authorized Participants (or other broker-dealers making markets in shares of the Fund) may execute an irrevocable proxy granting ALPS Distributors, Inc. (the "Distributor"), the Adviser or an affiliate of the Adviser power to vote or abstain from voting such Authorized Participant’s beneficially or legally owned shares of the Fund. In such cases, the agent shall mirror vote (or abstain from voting) such shares in the same proportion as all other beneficial owners of the Fund.
The Chief Financial Officer of the Fund/Portfolio is designated as the Chief Operating Decision Maker (“CODM”) as it
relates to ASC Topic 280. The CODM has concluded that the Fund/Portfolio operated as a single segment entity for the period ended April 30, 2025. The key indicator of performance of the Fund is net investment income as reported on the
Statement of Operations.
The following accounting policies have been followed by the Fund and are in conformity with United States of America generally accepted accounting principles (“US GAAP”).
Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices,

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 11
yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of April 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. Dividends from foreign securities may

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
(unaudited)
12 April 30, 2025
be subject to withholding taxes in foreign jurisdictions. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded daily on an accrual basis and includes amortization of premiums and accretion of discounts. The Fund classifies gains and losses on prepayments received as an adjustment to interest income. Debt securities may be placed in non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivables when collection of all or a portion of interest has become doubtful. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications
In the normal course of business, the Fund may enter into contracts that contain provisions for indemnification of other parties against certain potential liabilities. The Fund’s maximum exposure under these arrangements is unknown and would involve future claims that may be made against the Fund that have not yet occurred. Currently, the risk of material loss from such claims is considered remote.
Dividends and Distributions
The Fund generally declares and distributes dividends of net investment income quarterly.
Net realized capital gains (if any) are distributed annually. The Fund may treat a portion of the amount paid to redeem shares as a distribution of investment company taxable income and realized capital gains that are reflected in the NAV.
This practice, commonly referred to as “equalization,” has no effect on the redeeming shareholder or a Fund’s total return but may reduce the amounts that would otherwise be required to be paid as taxable dividends to the remaining shareholders. It is possible that the Internal Revenue Service (IRS) could challenge the Fund’s equalization methodology or calculations, and any such challenge could result in additional tax, interest, or penalties to be paid by the Fund.
Federal Income Taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income in accordance with the requirements of Subchapter M of the Internal Revenue Code. Management has analyzed the
Fund’s tax positions taken for all open federal income tax years, generally a three-year period, and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
2. Other Investments and Strategies
Market Risk
The value of the Fund’s portfolio may decrease if the value of one or more issuers in the Fund’s portfolio decreases.
Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions, including, but not limited to, a general decline in prices on the stock markets, a general decline in real estate markets, a decline in commodities prices, or if the market favors different types of securities than the types of securities in which the Fund invests. If the value of the Fund’s portfolio decreases, the Fund’s NAV will also decrease, which means if you sell your shares in the Fund you may lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Social, political, economic and other conditions and events, such as natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, including related sanctions, social unrest, tariffs, financial institution failures, and economic recessions could reduce consumer demand or economic output, result in market closures, travel restrictions and/or quarantines, and generally have a significant impact on the global economies and financial markets.

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 13
Armed Conflict. Recent such examples include conflict, loss of life, and disaster connected to ongoing armed conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East. The extent and duration of each conflict, resulting sanctions and resulting future market disruptions in each region are impossible to predict, but could be significant and have a severe adverse effect, including significant negative impacts on the U.S. and broader global economic environment and the markets for certain securities and commodities.
Small- and Mid-Sized Companies Risk
The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller, start-up companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Nondiversification Risk
The Fund is classified as non-diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
3. Investment Advisory Agreements and Other Transactions with Affiliates
Under its unitary fee structure, the Fund pays the Adviser a management fee in return for providing certain investment advisory, supervisory, and administrative services to the Fund, including the costs of transfer agency, custody, fund administration, legal, audit, and other services. The Adviser's fee structure is designed to pay substantially all of the
Fund’s expenses. However, the Fund bears other expenses which are not covered under the management fee which may vary and affect the total level of expenses paid by shareholders, such as distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and extraordinary expenses. The Fund’s unitary management fee provides for reductions in the fee rate as the Fund’s assets grow. As of the date of this report, the Fund’s management fee was calculated daily and paid monthly according to the following schedule:
For the period ended April 30, 2025, the Fund’s actual management fee rate (expressed as an annual rate) was 0.57% of the Fund’s average daily net assets.
J.P. Morgan Chase Bank, N.A. (“JP Morgan") provides certain fund administration services to the Fund, including services related to the Fund’s accounting, including calculating the daily NAV, audit coordination, tax, and reporting obligations, pursuant to an agreement with the Adviser, on behalf of the Fund. As compensation for such services, the Adviser pays
JP Morgan a fee based on a percentage of the Fund’s assets, with a minimum flat fee, for certain services. The
Adviser serves as administrator to the Fund, providing oversight and coordination of the Fund’s service providers, recordkeeping and other administrative services. The Adviser does not receive any additional compensation, beyond the unitary fee, for serving as administrator. JP Morgan also serves as transfer agent for the shares of the Fund. Pursuant to agreements with the Adviser on behalf of the Fund, J.P. Morgan Securities LLC, an affiliate of JP Morgan, may execute portfolio transactions for the Fund, including but not limited to, transactions in connection with cash in lieu transactions for non-US securities.
The Fund’s Board of Trustees (“Board”) has approved a Distribution and Servicing Plan for shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The Plan permits the Fund to pay the
Daily Net Assets Fee Rate
$0-$500 million 0.57%
Next $500 million 0.55%
Over $1 billion 0.52%

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
(unaudited)
14 April 30, 2025
Distributor or its designee, a fee for the sale and distribution and/or shareholder servicing of the shares at an annual rate of up to 0.25% of average daily net assets of the Fund. Under the terms of the Plan, the Fund would be authorized to make payments to the Distributor or its designee for remittance to retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund. The 12b-1 fee may only be imposed or increased when (i) the Trustees determine that it is in the best interests of shareholders to do so, and
(ii) the imposition of or increase in the 12b-1 fee is first approved by the Fund’s shareholders. Because these fees are paid out of the Fund’s assets on an ongoing basis, to the extent that a fee is authorized by shareholders in the future, over time they will increase the cost of an investment in the Fund. The Plan fee may cost an investor more than other types of sales charges. At this time, the Adviser does not intend to seek shareholder approval for implementation of the Plan.
As of April 30, 2025, the Adviser owned 850,000 shares or 87.18% of the Fund.
Pursuant to the provisions of the 1940 Act and related rules, the Fund may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Fund may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles that operate as money market funds. The Fund is eligible to participate in the cash sweep program (the “Investing Funds”). The Adviser has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds. Janus Henderson Cash Liquidity Fund LLC (the “Sweep Vehicle”) is
an affiliated unregistered cash management pooled investment vehicle that invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. The Sweep Vehicle operates pursuant to the provisions of the 1940 Act that govern the operation of money market funds and prices its shares at NAV reflecting market-based values of its portfolio securities
(i.e., a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000). There are no restrictions on the Fund's ability to withdraw investments from the Sweep Vehicle at will, and there are no unfunded capital commitments due from the
Fund to the Sweep Vehicle. The Sweep Vehicle does not charge any management fee, sales charge or service fee.
Any purchases and sales, realized gains/losses and recorded dividends from affiliated investments during the period ended April 30, 2025 can be found in a table located in the Schedule of Investments.
4. Federal Income Tax
Income and capital gains distributions are determined in accordance with income tax regulations that may differ from US
GAAP. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, passive foreign investment companies, net investment losses, in-kind transactions and capital loss carryovers.
The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2025 are noted below. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals and amortization on bonds.
Federal Tax Cost Unrealized Appreciation Unrealized (Depreciation)
Net Tax Appreciation/
(Depreciation)
$22,404,297 $495,866 $(1,501,039) $(1,005,173)

Janus Henderson Transformational Growth ETF
Notes to Financial Statements
(unaudited)
Janus Detroit Street Trust 15
5. Capital Share Transactions
6. Purchases and Sales of Investment Securities
For the period ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities
(excluding any short-term securities, short-term options contracts, and in-kind transactions) was as follows:
For the period ended April 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales, were as follows:
7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to April 30, 2025 and through the date of the issuance of the Fund's financial statements and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's financial statements.
Period Ended April 30, 2025
(1)
Shares Amount
Shares sold 975,001 $ 22,607,439
Shares repurchased (1) (25)
Net Increase/(Decrease) 975,000 $ 22,607,414
(1) Period from February 4, 2025 (commencement of operations) through April 30, 2025.
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$5,504,294 $784,327 $— $—
Purchases of
Securities
Proceeds from Sales
of Securities
Purchases of Long-
Term U.S. Government
Obligations
Proceeds from Sales
of Long-Term U.S.
Government Obligations
$17,513,909 $— $— $—

Janus Henderson Transformational Growth ETF
Additional Information
(unaudited)
16 April 30, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment
Companies.
Because the Adviser has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Adviser pays the compensation to each Independent Trustees for services to the Fund from the Adviser's management fees.
Item 11. APPROVAL OF ADVISORY AGREEMENTS DURING THE PERIOD
The Trustees of Janus Detroit Street Trust (the “Trust”), including the Trustees who are not “interested persons” (the
“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), met in person on October 24, 2024 to consider the proposed investment management agreement (the “Investment
Management Agreement”) for Janus Henderson Transformational Growth ETF (the “New Fund”). In the course of their consideration of the Investment Management Agreement, the Independent Trustees met in executive session and were advised by their independent counsel. In this regard, the Board, including the Independent Trustees, evaluated the terms of the Investment Management Agreement and reviewed the duties and responsibilities of the Trustees in evaluating and approving such agreements. In considering approval of the Investment Management Agreement, the Board, including the
Independent Trustees, reviewed the materials provided to it relating to their consideration of the Investment Management
Agreement for the New Fund and other information provided by counsel and Janus Henderson Investors US LLC, the proposed investment adviser to the New Fund (the “Adviser”), including: (i) a copy of the form of Investment Management
Agreement with respect to the Adviser’s management of the assets of the New Fund; (ii) information regarding the nature, quality and extent of the services to be provided to the New Fund by the Adviser, and the fees to be charged to the New Fund therefor; (iii) information concerning the Adviser’s financial condition, business, operations, portfolio management personnel and compliance programs; (iv) information describing the New Fund’s anticipated advisory fee structure and operating expenses; (v) a copy of the Adviser’s current Form ADV; and (vi) a memorandum from counsel on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fee and expenses of the New Fund to those of other, third-party exchange-
traded funds (“ETFs”) considered to be comparable. The Board determined that the information provided by the Adviser was thorough and sufficiently responsive to their request so as to permit the effective consideration of the Investment
Management Agreement.
During its review of this information, the Board focused on and analyzed the factors that it deemed relevant, including:
the nature, extent and quality of the services to be provided to the New Fund by the Adviser; the Adviser’s personnel and operations; the New Fund’s proposed expense level; the anticipated profitability to the Adviser under the Investment
Management Agreement at certain asset levels; “fall-out” benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); the effect of asset growth on the New Fund’s expenses; and potential conflicts of interest.
The Trustees also considered benefits that accrue to the Adviser and its affiliates from their relationships with the New
Fund. The Trustees also considered that, other than the services provided by the Adviser and its affiliates pursuant to agreements with the New Fund and the fees to be paid by the New Fund therefor, the New Fund and the Adviser may

Janus Henderson Transformational Growth ETF
Additional Information
(unaudited)
Janus Detroit Street Trust 17
potentially benefit from their relationship with each other in other ways. The Trustees considered that the success of the New Fund could attract other business to the Adviser or other Janus Henderson funds, and that the success of the
Adviser could enhance the Adviser’s ability to serve the New Fund.
The Board, including the Independent Trustees, considered the following in respect of the New Fund:
(a) The nature, extent, and quality of services to be provided by the Adviser; personnel and operations of the Adviser
The Board reviewed the services that the Adviser would provide to the New Fund. In connection with the investment advisory services to be provided by the Adviser, the Board noted the responsibilities that the Adviser would have as the New Fund’s investment adviser, including: the overall supervisory responsibility for the general management and investment of the New Fund’s securities portfolio; providing oversight of the investment performance and processes and compliance with the New Fund’s investment objectives, policies and limitations; the implementation of the investment management program of the New Fund; the management of the day-to-day investment and reinvestment of the assets of the New Fund; determining daily baskets of securities and cash components, and negotiating custom baskets in connection with creation and redemption transactions in the New Fund’s shares; executing portfolio security trades for purchases and redemptions of New Fund shares conducted on a cash basis; the review of brokerage matters; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the New Fund.
The Board reviewed the Adviser’s experience, resources and strengths in managing other pooled investment vehicles, such as the other funds in the Trust, including the Adviser’s personnel. Based on its consideration and review of the foregoing information, the Board determined that the New Fund was likely to benefit from the nature, quality and extent of these services, as well as the Adviser’s ability to render such services based on the Adviser’s experience, personnel, operations and resources.
(b) Comparison of services to be rendered and fees to be paid under other investment advisory contracts, and the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the New Fund; “fall-out” benefits.
The Board then compared both the services to be rendered and the proposed fees to be paid under the Investment
Management Agreement, with fees paid under contracts of other investment advisers for comparable ETFs. In particular, the Board compared the New Fund’s proposed management fee and projected expense ratio to other investment companies anticipated to be in the New Fund’s peer group. The Board noted that the Adviser was recommending a unitary fee that was equal to the peer group median and lower than the peer group average for contractual management fees of the New Fund’s anticipated peer group, and in addition would include contractual breakpoints that could potentially reduce the unitary fee further depending on the New Fund’s asset growth. The Board also noted that the projected total net expense ratio of the New Fund was lower than the median total net expense ratio and average total net expense ratio of the anticipated peer group. The Board further noted the contractual expense limitation agreement with respect to investments by the New Fund in affiliated ETFs.
The Board also discussed the anticipated costs and projected profitability of the Adviser in connection with its serving as investment adviser to the New Fund, including operational costs.
After comparing the New Fund’s proposed fees with those of the ETFs in the New Fund’s anticipated peer group, and in light of the nature, extent and quality of services proposed to be provided by the Adviser and the costs expected to be

Janus Henderson Transformational Growth ETF
Additional Information
(unaudited)
18 April 30, 2025
incurred by the Adviser in rendering those services, the Board concluded that the level of fees proposed to be paid to the
Adviser with respect to the New Fund was fair and reasonable.
The Board also considered that the Adviser may experience reputational “fall-out” benefits based on the success of the
New Fund, but that such benefits are not easily quantifiable.
(c) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.
The Board next discussed potential economies of scale. Since the New Fund had not commenced operations, and the eventual aggregate amount of assets was uncertain, the Adviser was not able to provide the Board specific information concerning the extent to which economies of scale would be realized as the New Fund grows and whether the management fee level would reflect such economies of scale, if any. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels; however, the Board noted that the fee schedule proposed by the Adviser for the New Fund contained a breakpoint for assets above $500 million and again above $1 billion. The
Board also noted the unitary fee structure, pursuant to which the Adviser pays, with certain exceptions, any excess costs incurred to operate the New Fund. The Board acknowledged the unitary fee cap effectively puts the risk of higher costs at lower asset levels on the Adviser rather than the New Fund.
(d) Investment performance of the Fund and the Adviser
Because the New Fund is newly formed and had not commenced operations, the Board did not consider the investment performance of the New Fund.
Conclusion.
No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed management fee rate and projected total expense ratio are reasonable in relation to the services to be provided by the Adviser to the New Fund, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed management fee to be reasonable in comparison to the fees charged by advisers to other comparable ETFs. As a result, the Board concluded that the initial approval of the Investment Management Agreement was in the best interests of the New Fund.
After full consideration of the above factors, as well as other factors, the Trustees, including all of the Independent
Trustees voting separately, determined to approve the Investment Management Agreement for the New Fund.

125-24-93102 04-25
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b) There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a)     Not applicable.
(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.
(a)     Not applicable.
(b)    Not applicable.

Item 19. Exhibits.

(a)	(1) Not applicable because the Registrant has posted its Code of Ethics (as defined in Item 2(b) of Form N-CSR) on its website pursuant to paragraph (f)(2) of Item 2 of Form N-CSR. (2) Not applicable.

(3)  Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required under Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.
(4) Not applicable.
(5) Not applicable.

(b)  A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JANUS DETROIT STREET TRUST

By:	/s/ Nick Cherney
Nick Cherney
President and Chief Executive Officer (Principal Executive Officer)

Date: June 26, 2025
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nick Cherney
Nick Cherney
President and Chief Executive Officer (Principal Executive Officer)

Date: June 26, 2025

By:	/s/ Jesper Nergaard
Jesper Nergaard
Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Date: June 26, 2025